(2_FIDELITY_LOGOS)SPARTAN(REGISTERED TRADEMARK)

AGGRESSIVE MUNICIPAL
FUND

SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  27  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 31  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998            PAST 6  PAST 1  PAST 5  PAST 10
                                       MONTHS  YEAR    YEARS   YEARS

SPARTAN AGGRESSIVE MUNICIPAL           2.57%   9.16%   33.56%  119.08%

LB MUNICIPAL BOND                      2.69%   8.66%   36.74%  121.90%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE   2.26%   8.39%   32.41%  115.27%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

SPARTAN AGGRESSIVE MUNICIPAL               9.16%   5.96%   8.16%

LB MUNICIPAL BOND                          8.66%   6.46%   8.30%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       8.39%   5.77%   7.95%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan Aggr Muni           LB Municipal Bond
             00012                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10085.41                    10065.20
  1988/08/31      10144.70                    10074.06
  1988/09/30      10302.35                    10256.40
  1988/10/31      10479.86                    10436.91
  1988/11/30      10445.97                    10341.31
  1988/12/31      10589.55                    10447.10
  1989/01/31      10715.61                    10663.15
  1989/02/28      10700.81                    10541.48
  1989/03/31      10724.85                    10516.29
  1989/04/30      10947.84                    10765.94
  1989/05/31      11144.12                    10989.55
  1989/06/30      11292.48                    11138.79
  1989/07/31      11392.71                    11290.39
  1989/08/31      11375.71                    11179.85
  1989/09/30      11381.04                    11146.54
  1989/10/31      11391.27                    11282.86
  1989/11/30      11531.62                    11480.31
  1989/12/31      11596.06                    11574.22
  1990/01/31      11585.05                    11519.47
  1990/02/28      11676.99                    11622.00
  1990/03/31      11720.87                    11625.48
  1990/04/30      11646.96                    11541.32
  1990/05/31      11824.66                    11793.26
  1990/06/30      11921.79                    11896.92
  1990/07/31      12125.94                    12071.81
  1990/08/31      12006.43                    11896.53
  1990/09/30      12119.49                    11903.31
  1990/10/31      12201.37                    12119.23
  1990/11/30      12401.44                    12362.95
  1990/12/31      12463.89                    12416.73
  1991/01/31      12522.97                    12583.36
  1991/02/28      12645.83                    12692.84
  1991/03/31      12681.09                    12697.41
  1991/04/30      12847.96                    12866.28
  1991/05/31      12936.72                    12980.66
  1991/06/30      12984.66                    12967.81
  1991/07/31      13190.80                    13125.76
  1991/08/31      13376.22                    13298.63
  1991/09/30      13529.37                    13471.78
  1991/10/31      13634.88                    13593.02
  1991/11/30      13682.42                    13630.95
  1991/12/31      13931.20                    13923.47
  1992/01/31      13980.49                    13955.21
  1992/02/29      14013.72                    13959.68
  1992/03/31      14053.41                    13964.84
  1992/04/30      14185.57                    14089.13
  1992/05/31      14368.34                    14254.96
  1992/06/30      14559.20                    14494.16
  1992/07/31      14998.69                    14928.69
  1992/08/31      14849.92                    14783.14
  1992/09/30      14933.37                    14879.82
  1992/10/31      14759.22                    14733.55
  1992/11/30      15044.24                    14997.43
  1992/12/31      15208.70                    15150.55
  1993/01/31      15437.39                    15326.75
  1993/02/28      15978.94                    15881.12
  1993/03/31      15844.75                    15713.26
  1993/04/30      16008.22                    15871.81
  1993/05/31      16135.11                    15961.00
  1993/06/30      16402.83                    16227.39
  1993/07/31      16450.88                    16248.65
  1993/08/31      16805.62                    16586.95
  1993/09/30      17011.18                    16775.87
  1993/10/31      17045.58                    16808.25
  1993/11/30      16928.84                    16660.17
  1993/12/31      17282.12                    17011.87
  1994/01/31      17471.99                    17206.14
  1994/02/28      17075.12                    16760.50
  1994/03/31      16344.97                    16078.02
  1994/04/30      16422.63                    16214.36
  1994/05/31      16545.75                    16354.94
  1994/06/30      16492.19                    16255.01
  1994/07/31      16774.26                    16552.96
  1994/08/31      16822.94                    16610.23
  1994/09/30      16605.93                    16366.40
  1994/10/31      16332.73                    16075.73
  1994/11/30      15921.88                    15785.08
  1994/12/31      16276.60                    16132.51
  1995/01/31      16751.22                    16593.58
  1995/02/28      17186.68                    17076.12
  1995/03/31      17207.99                    17272.32
  1995/04/30      17236.73                    17292.70
  1995/05/31      17729.48                    17844.51
  1995/06/30      17586.72                    17689.27
  1995/07/31      17695.77                    17856.96
  1995/08/31      17883.21                    18083.39
  1995/09/30      18019.22                    18197.86
  1995/10/31      18236.14                    18462.45
  1995/11/30      18545.15                    18768.74
  1995/12/31      18700.04                    18949.11
  1996/01/31      18825.69                    19092.18
  1996/02/29      18769.87                    18963.31
  1996/03/31      18378.03                    18720.95
  1996/04/30      18322.11                    18667.97
  1996/05/31      18303.02                    18660.51
  1996/06/30      18511.40                    18863.72
  1996/07/31      18656.75                    19035.38
  1996/08/31      18701.87                    19030.81
  1996/09/30      18878.70                    19297.24
  1996/10/31      19092.19                    19515.49
  1996/11/30      19421.30                    19872.63
  1996/12/31      19365.20                    19789.16
  1997/01/31      19443.80                    19826.56
  1997/02/28      19630.00                    20008.57
  1997/03/31      19428.92                    19741.86
  1997/04/30      19586.55                    19907.10
  1997/05/31      19833.95                    20206.50
  1997/06/30      20068.87                    20421.70
  1997/07/31      20650.31                    20987.38
  1997/08/31      20458.40                    20790.73
  1997/09/30      20722.97                    21037.51
  1997/10/31      20867.12                    21172.79
  1997/11/30      20990.02                    21297.28
  1997/12/31      21358.25                    21608.01
  1998/01/31      21585.68                    21831.00
  1998/02/28      21560.72                    21837.55
  1998/03/31      21599.59                    21856.77
  1998/04/30      21488.13                    21758.20
  1998/05/31      21836.64                    22102.63
  1998/06/30      21907.60                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980713 150359 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Aggressive Municipal Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $21,908 - a 119.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS          YEARS ENDED DECEMBER 31,
                 ENDED
                 JUNE 30,

                 1998         1997    1996    1995    1994     1993

DIVIDEND RETURN  2.57%        5.89%   6.18%   6.93%   6.15%    6.80%

CAPITAL RETURN   0.00%        4.40%   -2.62%  7.96%   -11.97%  6.83%

TOTAL RETURN     2.57%        10.29%  3.56%   14.89%  -5.82%   13.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998              PAST 1       PAST 6        PAST 1
                                         MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                      4.86(CENTS)  30.16(CENTS)  60.90(CENTS)

ANNUALIZED DIVIDEND RATE                 4.98%        5.13%         5.18%

30-DAY ANNUALIZED YIELD                  4.31%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.73%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.87 over the past one month, $11.85 over the past six months and $11.75 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with
ongoing expectations that the
turmoil in Asia will slow our
economy and keep inflation at
historical lows, played integral roles
in the municipal bond market
during the six months that ended
June 30, 1998. During this period,
the Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 2.69%. In comparison,
the Lehman Brothers Aggregate
Bond Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.93%. Early in the year,
municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply
of municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through March
and April as many issuers rushed to
the market before the largest deal
in municipal history took place in
May - a $3.5 billion issuance by
the Long Island Power Authority.
This heavy supply, combined with
lower demand, put downward
pressure on municipal bonds in
April and May. Encouraging
inflation reports and renewed
concerns over Asia attracted
investors to the bond market, but
municipals lagged taxable issues
through the end of the period.
NOTE TO SHAREHOLDERS: George Fischer became Portfolio Manager of Spartan Aggressive Municipal Fund on January 31, 1998.
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six-month period that ended June 30, 1998, the fund had a total return of 2.57%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 2.26% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 2.69% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 9.16%. That compared to the 8.39% return of the general municipal debt funds average and the 8.66% return of the Lehman Brothers Municipal Bond Index over the same one-year period.
Q. YOU HAVE BEEN ON THE FUND FOR THE PAST FIVE MONTHS. HAVE YOU MADE ANY STRATEGIC CHANGES SINCE TAKING OVER?
A. No, I haven't. I've managed the fund much in the same fashion as the previous manager. We share a similar investment style that focuses on finding bonds at prices our research identifies as being below their fair value when one or more of their characteristics - be it maturity, issuer, credit quality or another factor - is undervalued by the market. Any changes I've made since taking over were the result of opportunities that presented themselves.
Q. WHICH HOLDINGS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. Lower-rated, investment-grade securities - including those rated Baa by Moody's Investors Service - performed particularly well during the period. Faced with falling interest rates, investors continued to seek out Baa-rated securities because they offered higher yields than higher-rated A and AA securities. What's more, there was only a limited supply of Baa-rated bonds available. Strong demand pushed up against low supply and boosted the prices of most Baa-rated bonds. The fund also benefited from the fact that several of its holdings - including bonds issued by Loudon County, Virginia for Falcon's Landing
- were advanced refunded. Issuers often undertake advanced refundings when prevailing interest rates are lower than the interest rate on their older bonds, similar to homeowners refinancing their mortgages. The process is fairly technical, but the upshot is that advanced refunded bonds become backed by U.S. Treasury securities, which carry the highest credit backing of any bonds available in the market today. As a result, the advanced refunded muni takes on the higher credit quality of the Treasuries that back it, and usually rallies in response.
Q. WERE THEIR ANY DISAPPOINTMENTS?
A. The fund's small stake in bonds backed by municipal issuers in Hawaii proved disappointing. Fewer Japanese vacationed on the islands and many of the state's municipal issuers collected less tax revenue as a result.
Q. DID YOU ALTER THE WAY IN WHICH THE FUND WAS ALLOCATED AMONG BONDS WITH VARIOUS MATURITIES OVER THE PAST SIX MONTHS?
A. Throughout the period, the fund had a heavy weighting in bonds with maturities of between five and 15 years. I emphasized those bonds because up to about a 15-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. Additional income, of course, compensates the investor for the added risk taken on by investing in the longer maturity bonds. Bonds with maturities of 15 years or longer, however, didn't offer enough extra income for each successive year, in my opinion. Throughout the period, I also kept the fund's duration - which measures its sensitivity to changing interest rates - in line with the municipal bond market as a whole, as represented by the Lehman Brothers Municipal Bond Index.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipals were attractively priced compared to Treasury bonds mainly because the supply of municipals has been heavy so far in 1998. To take advantage of low interest rates by refinancing their debt and to issue new securities in advance of the record-breaking Long Island Power Authority deal, issuers brought a relatively large supply of municipals to market in the first half of this year. If supply tapers off - which I believe it will in the second half of 1998 - municipals may do relatively well as they play catch up to Treasuries .
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON MANAGING
RISK:
"Generally speaking, investors
get a higher return from bonds
that expose them to greater risk.
Among the risks bond investors are
exposed to are interest-rate
fluctuations; default, or `credit
risk'; early redemption, or `call
risk': and illiquidity. What riskier
bonds offer investors is called a
`yield spread,' or `risk premium.' As
portfolio manager, my job is to
invest in bonds whose yield spreads
are generous relative to other bonds
with similar risks. Looking at it
from another direction, I invest in
bonds whose true risk is less than
that of bonds with similar yield
spreads."
(solid bullet) On July 15, 1998, shareholders of Spartan Aggressive Municipal
Fund approved the merger of the
fund into Spartan Municipal Income.
The merger will become effective
on or around August 20, 1998.
FUND FACTS
GOAL: high current income free
from federal tax
FUND NUMBER: 012
TRADING SYMBOL: FATFX
START DATE: September 13, 1985
SIZE: as of June 30, 1998,
more than $943 million
MANAGER: George Fischer,
since January 1998; manager,
various Fidelity and Spartan
municipal income funds; joined
Fidelity in 1989
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1998
               % OF FUND'S   % OF FUND'S INVESTMENTS
               INVESTMENTS   IN THESE STATES
                             6 MONTHS AGO

NEW YORK       12.9          10.6

CALIFORNIA     11.4          13.3

TEXAS          9.5           8.7

MASSACHUSETTS  8.7           8.7

PENNSYLVANIA   6.8           6.7

TOP FIVE SECTORS AS OF JUNE 30, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE SECTORS
                                     6 MONTHS AGO

GENERAL OBLIGATION     26.1          24.5

ELECTRIC REVENUE       19.3          16.4

ESCROWED/PRE-REFUNDED  11.3          9.0

TRANSPORTATION         9.9           8.9

HEALTH CARE            8.9           12.7

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                 6 MONTHS AGO

YEARS  14.1                                      13.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                 6 MONTHS AGO

YEARS  6.7                                       6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA 50.2%
AA, A 28.0%
BAA 15.4%
NON-RATED 6.1%
SHORT-TERM
INVESTMENTS 0.3%
AAA 45.6%
AA, A 24.5%
BAA 17.3%
NON-RATED 9.7%
SHORT-TERM
INVESTMENTS 2.9%
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 28.0
ROW: 1, COL: 3, VALUE: 14.0
ROW: 1, COL: 4, VALUE: 6.0
ROW: 1, COL: 5, VALUE: 1.7
ROW: 1, COL: 1, VALUE: 2.9
ROW: 1, COL: 2, VALUE: 9.699999999999999
ROW: 1, COL: 3, VALUE: 17.3
ROW: 1, COL: 4, VALUE: 24.5
ROW: 1, COL: 5, VALUE: 45.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 99.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
ALABAMA - 0.5%
Cullman Med. Park South Med. Clinic
Board Rev. Rfdg. (Cullman Reg'l. Med. Ctr.)
Series A, 6.50% 2/15/23  Baa3 $ 4,000,000 $ 4,268,600
Mobile Wtr. & Swr. Commissioners Wtr. & Swr.
Rev. Rfdg. 6.50% 1/1/09  A  500,000  542,520
  4,811,120
ALASKA - 0.8%
Valdez Marine Term. Rev. Rfdg. (Mobil Oil Co./
Alaska Pipeline) 5.75% 11/1/28  Aa2  7,000,000  7,171,150
ARIZONA - 0.5%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area) Series A,
6% 7/1/03 (AMBAC Insured)  Aaa  500,000  539,480
Maricopa County Hosp. Rev. Rfdg.
(Sun Health Corp.):
  5.40% 4/1/05  Baa1  500,000  513,530
  5.65% 4/1/06  Baa1  3,625,000  3,781,600
  4,834,610
ARKANSAS - 0.4%
Arkansas Gen. Oblig. (College Savings Prog.)
(Cap. Appreciation) Series C, 0% 6/1/05  Aa3  2,130,000  1,572,473
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (g)  Aaa  1,815,000  1,984,503
  3,556,976
CALIFORNIA - 11.4%
California Edl. Facs. Auth. Rev.
(Stanford Univ. Proj.):
 Rfdg. Series O, 5.125% 1/1/31 (d)  Aaa  4,000,000  3,911,280
  Series N, 5.20% 12/1/27  Aaa  5,125,000  5,126,486
California Gen. Oblig. 7% 3/1/06  A1  1,000,000  1,166,064
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
  Rfdg. Series A, 5.30% 8/1/14 (MBIA Insured)  Aaa  1,025,000
1,029,951
  Series B, 5.20% 8/1/26 (MBIA Insured) (g)  Aaa  1,990,000  2,032,089
  Series R, 6.15% 8/1/27 (MBIA Insured) (g)  Aaa  1,500,000  1,595,445
California Pub. Wks. Board Lease Rev.:
 Rfdg. (California Univ. Proj.) Series A,
 5.50% 10/1/13  A2  5,755,000  5,999,070
 (Dept. of Corrections State Prison)
 (Substance Abuse Treatment Facs. Corcoran II)
 Series A, 5.50% 1/1/14 (AMBAC Insured)  Aaa  3,750,000  3,920,138
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Pub. Wks. Board Lease Rev.: - continued
 (Various California Univ. Proj.) Series A:
  6.50% 9/1/05  A $ 1,155,000 $ 1,300,934
  5.25% 12/1/13  A2  3,750,000  3,802,500
 (Various Commty. College Proj.)
 Series A, 5.50% 12/1/08  A2  2,415,000  2,554,680
Duarte Ctfs. of Prtn. (City of Hope Med. Ctr.)
6.25% 4/1/23  Baa1  6,500,000  6,856,005
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Cap. Appreciation) Series A, 0% 1/1/08 (c)  Baa  4,000,000  3,008,800
La Quinta Redev. Agcy. Tax Allocation Rfdg.
(Redev. Proj. Area #1) 7.30% 9/1/12
(MBIA Insured)  Aaa  470,000  591,848
Long Beach Hbr. Rev. Rfdg. Series A,
6% 5/15/13 (FGIC Insured) (g)  Aaa  2,000,000  2,227,620
Los Angeles County Metropolitan Trans. Auth.
Sales Tax Rev. (Proposition A) Series A,
5.90% 7/1/14 (MBIA Insured)  Aaa  2,245,000  2,415,104
Madera County Ctfs. of Prtn. (Valley Children's
Hosp.) 6.25% 3/15/05 (MBIA Insured)  Aaa  1,000,000  1,107,950
Metropolitan Wtr. Dist. of Southern California
Wtrwks. Rev. Series A, 5% 7/1/26  Aa2  18,430,000  17,972,567
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Crossover Rfdg. (Geothermal Proj. #3)
Series A, 5.85% 7/1/10 (AMBAC Insured)  Aaa  4,000,000  4,479,160
Sacramento Pwr. Auth. Cogeneration
Proj. Rev.:
 (Proctor & Gamble Proj.):
   6.375% 7/1/10  BBB-  1,500,000  1,639,710
   6.50% 7/1/14  BBB-  500,000  547,110
  6.50% 7/1/07  BBB-  1,000,000  1,117,770
  6.50% 7/1/09  BBB-  2,200,000  2,434,278
Sacramento Muni. Util. Dist. Elec. Rev. Rfdg.
Series L, 5.125% 7/1/22 (MBIA Insured)  Aaa  7,450,000  7,354,417
San Francisco City & County Arpt. Commission
Int'l. Arpt. Rev. Second Series:
  Rfdg. Issue 2, 6.75% 5/1/13 (MBIA Insured)  Aaa  1,000,000
1,119,180
  Issue 15A, 4.60% 5/1/11 (FSA Insured) (g)  Aaa  4,215,000  4,109,709
San Joaquin Hills Trans. Corridor Agcy. Toll Road
Rev. Rfdg. (Cap. Appreciation) Series A,
0% 1/15/02  Baa3  4,200,000  3,602,634
Santa Clara County Fin. Auth. Lease Rev.
(VMC Fac. Replacement Proj.) Series A,
7.75% 11/15/08 (AMBAC Insured)  Aaa  1,000,000  1,270,160
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Santa Margarita/Dana Point Auth. Rev. Rfdg.
(Impt. Dists. 1 & 2 - 2A & 8) Series A ,
7.25% 8/1/10 (MBIA Insured)  Aaa $ 1,045,000 $ 1,300,147
University of California Rev. (Multiple Purp. Proj.)
Series D, 6.375% 9/1/24 (MBIA Insured)
(Pre-refunded to 9/1/02 @ 102) (h)  Aaa  4,000,000  4,424,520
Upland Ctfs. of Prtn. Rfdg. (San Antonio
Commty. Hosp.) 5.25% 1/1/08  A  4,000,000  4,086,840
West & Central Basin Fing. Auth. Rev. Rfdg.
(West Basin Proj.) Series A,
5% 8/1/13 (AMBAC Insured)  Aaa  3,000,000  3,012,090
  107,116,256
COLORADO - 4.4%
Arapahoe County Cap. Impt. Trust Fund
Hwy. Rev. (Cap. Appreciation) Series C:
 0% 8/31/15 (Pre-Refunded to
  8/31/05 @ 48.618) (h)  Aaa  5,600,000  1,980,328
  0% 8/31/26 (Pre-Refunded to
  8/31/05 @ 20.8626) (h)  Aaa  54,900,000  8,331,075
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist):
 6.625% 2/1/13  Baa2  6,600,000  7,074,078
  6.625% 2/1/22  Baa2  3,900,000  4,180,137
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C, 0% 1/1/06 (MBIA Insured)  Aaa  250,000  178,853
Denver City & County Arpt. Rev.:
 Rfdg. Series D, 5% 11/15/98 (g)  Baa1  2,600,000  2,610,036
 Series A:
  (Cap. Appreciation) 0% 11/15/05
  (MBIA Insured) (g)  Aaa  1,480,000  1,054,929
  6.90% 11/15/98 (g)  Baa1  4,100,000  4,142,435
  7% 11/15/99 (g)  Baa1  2,750,000  2,850,045
 Series C, 6.50% 11/15/06 (g)  Baa1  4,075,000  4,398,677
 Series D, 7.40% 11/15/01 (g)  Baa1  3,000,000  3,247,710
Highlands Ranch Metropolitan Dist. #2 Rfdg.
6.50% 6/15/10 (FSA Insured)  Aaa  1,000,000  1,174,820
  41,223,123
CONNECTICUT - 0.2%
Connecticut Health & Edl. Facs. Auth. Rev. Rfdg.
(Quinnipiac College) Series D, 6% 7/1/13  BBB-  1,000,000  1,027,410
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A, 5% 1/1/04 (g)  BBB  900,000  911,349
  1,938,759
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
DISTRICT OF COLUMBIA - 3.3%
District of Columbia Gen. Oblig. Rfdg.:
 Series A, 5.875% 6/1/05 (AMBAC Insured)  Aaa $ 1,250,000 $ 1,344,775
 Series A-3:
  5.30% 6/1/04 (AMBAC Insured)  Aaa  3,410,000  3,556,391
  5.40% 6/1/05 (AMBAC Insured)  Aaa  2,910,000  3,049,593
 Series B, 5.25% 6/1/07 (MBIA Insured)  Aaa  7,500,000  7,809,675
 Series B-3, 5.30% 6/1/05 (MBIA Insured)  Aaa  5,000,000  5,210,500
 Series C:
  5.25% 12/01/03 (FGIC Insured)
  (Escrowed to Maturity) (h)  Aaa  260,000  272,225
  5.25% 12/1/03 (FGIC Insured)  Aaa  1,910,000  1,992,302
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  2,830,000  3,089,539
District of Columbia Redev. Land Agcy. Spl. Tax
Rev. (Washington D.C. Sports Arena Proj.)
5.625% 11/1/10  Baa  1,110,000  1,133,787
District of Columbia Rev. Rfdg.
(Georgetown Univ.) Series A:
  5.95% 4/1/14 (MBIA Insured)  Aaa  2,000,000  2,183,060
  6% 4/1/18 (MBIA Insured)  Aaa  1,000,000  1,082,000
  30,723,847
FLORIDA - 0.7%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A3  3,060,000  3,291,489
Pasco County Solid Waste Disp. & Resource
Recovery Sys. Rev. Rfdg. 6% 4/1/09
(AMBAC Insured) (g)  Aaa  3,000,000  3,330,060
  6,621,549
GEORGIA - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Rfdg.
Series Z, 5.50% 1/1/12  A  2,000,000  2,153,880
HAWAII - 0.2%
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg.
Rev. Series A, 4.90% 7/1/28 (g)  Aa1  1,500,000  1,516,350
ILLINOIS - 6.0%
Chicago Board of Ed. (Chicago School Reform)
5.75% 12/1/27 (AMBAC Insured)  Aaa  5,000,000  5,325,350
Chicago Midway Arpt. Rev. Series B, 6% 1/1/05
(MBIA Insured) (g)  Aaa  1,360,000  1,467,182
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev.
(American Airlines, Inc. Proj.) Series A,
7.875% 11/1/25 (g)  Baa2 $ 4,720,000 $ 5,132,103
Chicago O'Hare Int'l. Arpt. Rev.:
 Rfdg. (Gen. Arpt. Proj.) Series A:
  6.25% 1/1/08 (MBIA Insured)  Aaa  5,250,000  5,802,615
  6.25% 1/1/09 (AMBAC Insured) (g)  Aaa  6,730,000  7,485,173
  6.375% 1/1/15 (MBIA Insured)  Aaa  2,300,000  2,538,924
 (Passenger Facs. Charge) Series A,
 5.60% 1/1/10 (AMBAC Insured)  Aaa  4,500,000  4,783,725
Cook & Will Counties Township High School
Dist. #206 (Cap. Appreciation) Series A,
0% 12/1/03 (AMBAC Insured)
(Escrowed to Maturity) (h)  Aaa  2,350,000  1,862,469
Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg.
(Commerce Edison Co. Proj.) Series D,
6.75% 3/1/15 (AMBAC Insured)  Aaa  7,000,000  7,935,270
Illinois Health Facs. Auth. Rev.:
 Rfdg. (OSF Healthcare Sys.) 6% 11/15/13  A1  2,000,000  2,136,660
 (Glen Oaks Med. Ctr.) Series D, 9.50%
 11/15/15 (Escrowed to Maturity) (h)  BBB  3,415,000  3,869,502
Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (McCormick Place Expansion Proj.)
(Cap. Appreciation):
  Rfdg. Series B, 0% 6/15/08 (MBIA Insured)  Aaa  7,155,000  4,512,659
  Series A, 0% 6/15/09 (FGIC Insured)  Aaa  5,000,000  2,994,850
  55,846,482
INDIANA - 0.5%
Indiana Bond Bank Rev. (State Revolving Fund
Prog.) Series A, 7% 2/1/05  Aaa  500,000  574,975
Indiana Health Facs. Fing. Auth. Hosp. Rev.
Rfdg. (Clarian Health Partners, Inc.)
Series A, 5.50% 2/15/16  Aa3  4,000,000  4,104,800
  4,679,775
KANSAS - 0.2%
Kansas Tpk. Auth. Tpk. Rev. Rfdg.
5.25% 9/1/01 (AMBAC Insured)  Aaa  2,000,000  2,066,060
KENTUCKY - 1.2%
Kenton County Arpt. Board Arpt. Rev.:
 Rfdg. (Cincinnati/Northern Kentucky Int'l. Arpt.)
 Series A, 5.65% 3/1/04 (MBIA Insured) (g)  Aaa  1,480,000  1,565,189
 (Delta Airlines, Inc. Proj.) Series A,
 7.50% 2/1/20 (g)  Baa3  5,100,000  5,622,036
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
KENTUCKY - CONTINUED
Owensboro Elec. Lt. & Pwr. Rev. Series B:
  0% 1/1/09 (AMBAC Insured)  Aaa $ 2,000,000 $ 1,233,820
  0% 1/1/10 (AMBAC Insured)  Aaa  4,440,000  2,586,788
  11,007,833
LOUISIANA - 0.8%
Louisiana Gen. Oblig. Rfdg. Series A,
6% 8/1/02 (FGIC Insured)  Aaa  1,000,000  1,065,400
New Orleans Gen. Oblig. Rfdg. (Cap.
Appreciation) 0% 9/1/08 (AMBAC Insured)  Aaa  10,000,000  6,220,900
  7,286,300
MARYLAND - 0.5%
Baltimore Consolidated Pub. Impt. Rfdg. Series A,
7.25% 10/15/04 (FGIC Insured)  Aaa  1,545,000  1,797,716
Maryland Health & Higher Edl. Facs. Auth. Rev.
Rfdg. (Johns Hopkins Univ.) 5.125% 7/1/20  Aa2  2,500,000  2,502,400
  4,300,116
MASSACHUSETTS - 8.7%
Massachusetts Bay Trans. Auth. Rfdg.
(Gen. Trans. Sys.) Series B, 6.20% 3/1/16  Aa3  3,800,000  4,301,486
Massachusetts Gen. Oblig. Rfdg. Series A:
 6.25% 7/1/04  Aa3  3,505,000  3,857,918
 5.50% 2/1/11 (MBIA Insured)  Aaa  9,000,000  9,396,450
Massachusetts Health & Edl. Facs. Auth. Rev.:
 Rfdg. (Fairview Extended Care) Series B,
 4.55% 7/14/02, LOC BankBoston NA  Aaa  5,100,000  5,119,584
 (1st. Mtg./Fairview Extended Care)
 Series A, 10.25% 1/1/21
 (Pre-Refunded to 1/1/01 @ 103) (h)  -  13,000,000  15,223,910
 (New England Med. Ctr. Hosp.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  1,000,000  1,008,100
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Rfdg.
Series A, 6.60% 7/1/14 (AMBAC Insured) (g)  Aaa  2,385,000  2,585,245
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg.:
  (Atlanticare Med. Ctr.) Series A,
  10.125% 11/1/14  -  3,200,000  3,481,088
  (Emerson College) Series A, 8.90% 1/1/18  -  10,000,000  10,966,900
 (Massachusetts Biomedical Research):
  (Cap. Appreciation) Series A-2:
   0% 8/1/03  A1  6,300,000  5,069,862
   0% 8/1/06  A1  4,000,000  2,772,800
   0% 8/1/09  -  6,000,000  3,499,680
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.: - continued
 (Massachusetts Biomedical Research):
  Series A-1, 7.10% 8/1/99  A1 $ 290,000 $ 298,845
 (Union Mission Proj.) 9.55% 9/1/26
 (FHA Guaranteed)  Aaa  3,985,000  4,441,083
Massachusetts Muni. Wholesale Elec. Co.
Pwr. Supply Sys. Rev. Series D, 6% 7/1/06  Baa2  1,300,000  1,377,974
Massachusetts Tpk. Auth. Metropolitan Hwy.
Sys. Rev.:
  Series A, 5.125% 1/1/23 (MBIA Insured)  Aaa  1,500,000  1,490,850
  Series B, 5.25% 1/1/17 (MBIA Insured)  Aaa  6,215,000  6,282,122
  81,173,897
MICHIGAN - 0.2%
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  1,000,000  1,011,870
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa3  400,000  444,752
  1,456,622
MINNESOTA - 0.4%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Health Care Sys. Rev. Rfdg. (Healthspan
Health Sys. Corp.) Series A, 4.75%
11/15/18 (AMBAC Insured)  Aaa  4,200,000  4,025,028
MISSOURI - 0.3%
Boone County Ind. Dev. Auth. Ind. Rev. (1st. Mtg.
/Fairview Extended Care) Series A, 10.125%
1/1/11 (Pre-Refunded to 1/1/01 @ 103) (h)  -  2,085,000  2,438,303
NEBRASKA - 1.2%
Nebraska Pub. Pwr. Dist. Rev. Rfdg.:
 (Elec. Sys.) Series A, 6% 1/1/06  A1  1,500,000  1,605,570
 (Pwr. Supply Sys.) Series C, 5% 1/1/17  A1  10,000,000  9,798,200
  11,403,770
NEVADA - 0.0%
Las Vegas Downtown Redev. Agcy. Tax
Increment Rev. (Fremont State Proj.) Series A,
6.10% 6/15/14  BBB+  500,000  524,740
NEW HAMPSHIRE - 0.9%
New Hampshire Higher Edl. & Health
Facs. Auth. Rev.:
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  3,540,000  3,811,660
  (1st. Mtg. Riverwoods at Exeter) 9% 3/1/23
  (Pre-Refunded to 3/1/03 @ 103) (h)  Aaa  3,470,000  4,244,469
  8,056,129
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
NEW JERSEY - 3.3%
New Jersey Trans. Trust Fund Auth. (Trans Sys.):
 Rfdg. Series A:
  6% 6/15/03 (AMBAC Insured)  Aaa $ 1,035,000 $ 1,116,993
  6.50% 6/15/05 (AMBAC Insured)  Aaa  1,000,000  1,122,520
  5.50% 6/15/11 (MBIA Insured)  Aaa  7,650,000  8,059,887
 Series A, 5.25% 6/15/11  Aa3  10,345,000  10,729,524
 Series B, 5.25% 6/15/12  Aa3  10,000,000  10,229,700
  31,258,624
NEW MEXICO - 0.6%
Albuquerque Arpt. Rev. Rfdg.:
 6.50% 7/1/08 (AMBAC Insured) (g)  Aaa  1,500,000  1,711,335
 6.75% 7/1/09 (AMBAC Insured) (g)  Aaa  1,150,000  1,347,961
Univ. of New Mexico Rev. Rfdg. Series A,
6% 6/1/21  A1  1,940,000  2,185,953
  5,245,249
NEW YORK - 12.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
 5.25% 12/1/26  Baa1  1,500,000  1,478,415
 5.50% 12/1/29  Baa1  5,100,000  5,165,280
Metropolitan Trans. Auth. Svc. Contract
Transit Facs. Rfdg.:
  Series 5, 6.90% 7/1/05  Baa1  1,000,000  1,090,620
  Series 7, 5.40% 7/1/06  Baa1  1,000,000  1,054,440
Metropolitan Trans. Auth. Transit Facs. Rev.
Series A, 5.75% 7/1/21 (MBIA Insured)  Aaa  8,000,000  8,471,520
Nassau County Gen. Impt. Rev. Series Y,
4.90% 3/1/02 (FGIC Insured)  Aaa  2,500,000  2,554,300
New York City Gen. Oblig.:
 Rfdg.:
  Series B, 5.70% 8/15/02  A3  4,000,000  4,211,320
  Series D, 6.60% 2/1/03  A3  1,000,000  1,091,040
  Series E, 6.50% 2/15/04 (FGIC Insured)  Aaa  3,500,000  3,855,355
 Series B, 7.50% 2/1/03  A3  14,000,000  15,598,240
 Series D, 6.50% 2/15/05  A3  500,000  553,850
 Series L, 4.75% 8/1/98  A3  3,475,000  3,477,189
 Series L, 4.75% 8/1/98 (Escrowed to Maturity) (h)  A3  925,000
925,675
New York City Ind. Dev. Agcy. Spl. Facs. Rev. (Term.
One Group Assoc. Proj.) 6% 1/1/08 (g)  A3  500,000  533,215
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Ind. Dev. Auth. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.) Series 91,
6% 11/1/15 (FSA Insured)
LOC Morgan Guaranty Trust Co. (g)  Aaa $ 1,050,000 $ 1,136,342
New York City Muni. Assistance Corp. Rfdg.:
 Series E, 6% 7/1/04  Aa2  5,000,000  5,440,850
 Series J, 6% 7/1/04  Aa2  3,200,000  3,482,144
New York City Muni. Wtr. Fin. Auth.
Wtr. & Swr. Sys. Rev. Series B:
  5.50% 6/15/27 (MBIA Insured)  Aaa  6,500,000  6,728,345
  5.75% 6/15/29  A2  8,000,000  8,448,800
New York City Transitional Fin. Auth. Rev.
Series B, 4.75% 11/15/16  Aa3  7,300,000  6,963,032
New York City Trust Cultural Resources Rev.
(American Museum of Nat'l. History)
Series A, 5.65% 4/1/27 (MBIA Insured)  Aaa  1,950,000  2,043,230
New York State Dorm. Auth. Rev. Rfdg.
(State Univ. Edl. Facs.) Series A:
  5.50% 5/15/13  A3  5,250,000  5,624,535
  5.875% 5/15/17  A3  3,300,000  3,649,833
New York State Local Gov't. Assistance Corp. Rfdg.:
 Series A, 5.50% 4/1/04 (AMBAC Insured)  Aaa  2,200,000  2,334,618
 Series C:
  (Cap. Appreciation) 0% 4/1/13  A3  10,000,000  4,734,800
  5.50% 4/1/17  A3  4,250,000  4,506,190
New York State Mtg. Agcy. Rev. (Homeowner Mtg.)
Series 48, 6.05% 4/1/17 (g)  Aa2  5,000,000  5,236,100
New York State Thruway Auth. Hwy. & Bridge
Trust Fund Series A, 5.80% 4/1/09  A3  1,500,000  1,596,960
Triborough Bridge & Tunnel Auth. Rev. Rfdg:
 Series A, 5.25% 1/1/28  Aa3  2,500,000  2,496,850
 Series Y, 5.50% 1/1/17  Aa3  6,000,000  6,329,280
  120,812,368
NORTH CAROLINA - 2.1%
North Carolina Eastern Muni. Pwr. Agcy.
Pwr. Sys. Rev.:
  Rfdg.:
  Series A:
   6.10% 1/1/01  Baa1  1,350,000  1,400,571
   5.50% 1/1/04 (MBIA Insured)  Aaa  1,000,000  1,051,340
   5.50% 1/1/05 (MBIA Insured)  Aaa  1,000,000  1,056,760
   Series B, 7.25% 1/1/07  Baa1  5,000,000  5,824,150
  Series C:
   5.25% 1/1/04  Baa1  1,000,000  1,027,990
   7% 1/1/07  Baa1  2,750,000  3,155,900
  Series B, 6% 1/1/05  Baa1  2,500,000  2,651,825
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
NORTH CAROLINA - CONTINUED
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev.:
  6.25% 1/1/17 (Ambac Insured)
  (Pre-Refunded to 1/1/03 @ 102) (h)  Aaa $ 1,150,000 $ 1,267,047
  6.25% 1/1/17 (AMBAC Insured)  Aaa  2,050,000  2,220,909
  19,656,492
OHIO - 1.2%
Cleveland Arpt. Sys. Rev. Series A, 5.50%
1/1/04 (FSA Insured) (g)  Aaa  1,000,000  1,056,830
Marion County Hosp. Impt. Rev. Rfdg.
(Commty. Hosp. Proj.) 5.60% 5/15/01  BBB+  380,000  390,762
Ohio Hsg. Fin. Agcy. Mtg. Residential Rev.:
 Series A-1, 5.30% 9/1/26 (GNMA Coll.) (g)  Aaa  3,335,000  3,428,413
 Series B-3, 4.95% 9/1/20 (g)  Aaa  3,250,000  3,305,900
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Cont. Loan Fund) State Match Series,
6.50% 12/1/03 (MBIA Insured) (a)  Aaa  2,925,000  3,244,849
  11,426,754
OKLAHOMA - 0.7%
Oklahoma County Ind. Dev. Auth. Rev. (Epworth
Village Proj.) Series A, 10.25% 4/1/19
(Pre-Refunded to 4/1/99 @ 102) (h)  -  2,860,000  3,034,660
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  3,600,000  4,012,596
  7,047,256
OREGON - 0.1%
Portland Swr. Sys. Rev. Series A, 6.25%
6/1/15 (Pre-Refunded to 6/1/04 @ 101) (h)  A1  500,000  556,980
PENNSYLVANIA - 6.8%
Allegheny County Hosp. Dev. Auth. Health
Center Rev. (Univ. of Pittsburgh Med. Ctr.)
Series B, 5.125% 7/1/22 (MBIA Insured)  Aaa  4,100,000  4,047,397
Cumberland County Muni. Auth. Rev. Rfdg.
(1st. Mtg./Carlisle Hosp. & Health)
6.80% 11/15/23  Baa2  3,800,000  4,190,222
Delaware County Auth. Rev.
(1st. Mtg. Riddle Village Proj.):
  Series 1992, 8.75% 6/1/10
  (Pre-Refunded to 6/1/02 @ 102) (h)  Aaa  2,000,000  2,364,680
  7% 6/1/00 (Escrowed to Maturity) (h)  Aaa  1,100,000  1,124,453
  8.25% 6/1/22 (Escrowed to Maturity) (h)  Aaa  4,500,000  5,485,230
  9.25% 6/1/22 (Pre-Refunded to
  6/1/02 @ 102) (h)  Aaa  6,170,000  7,392,771
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Fac.) Series A,
6.10% 7/1/13  Baa1 $ 3,700,000 $ 4,000,588
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp., Inc.):
  Series A, 8.375% 11/1/03
  (Pre-Refunded to 11/1/99 @ 102) (h)  Ba1  135,000  145,431
  Series B, 7.50% 11/1/15
  (Pre-Refunded to 11/1/99 @ 100) (h)  Ba1  165,000  172,770
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A:
  6.60% 9/1/09 (MBIA Insured)  Aaa  3,000,000  3,389,100
  6.70% 9/1/14 (MBIA Insured)  Aaa  1,500,000  1,708,650
  6.75% 9/1/19  Baa  4,500,000  4,954,815
Pennsylvania Hsg. Fin. Agcy. Rev. Rfdg.
(Single Family Mtg.) Series 54A, 5.375%
10/1/28 (g)  Aa2  915,000  940,602
Philadelphia Gen. Oblig.:
 6.25% 5/15/11 (MBIA Insured)  Aaa  3,400,000  3,799,942
 6.25% 5/15/13 (MBIA Insured)  Aaa  3,835,000  4,286,111
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. Rfdg. (Pennsylvania Hosp.)
5.95% 7/1/03  Baa3  4,000,000  4,302,600
Philadelphia Wtr. & Swr. Rev.:
 (Cap. Appreciation) 14th Series, 0%
 10/1/05 (MBIA Insured)  Aaa  3,000,000  2,170,290
 6.75% 8/1/04 (MBIA Insured)  Aaa  1,000,000  1,127,800
 6.75% 8/1/05 (MBIA Insured)  Aaa  1,000,000  1,141,460
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr.
Sys. Rev. Rfdg. Series A:
  (Cap. Appreciation) 0% 9/1/06 (FGIC
  Insured) (Escrowed to Maturity) (h)  Aaa  3,000,000  2,096,760
  4.75% 9/1/16 (FGIC Insured)  Aaa  5,335,000  5,145,341
  63,987,013
SOUTH CAROLINA - 1.8%
Charleston County Health Facs. Rev. Rfdg.
(1st. Mtg. Episcopal Proj.):
  Series A, 9.75% 4/1/16 (Pre-Refunded
  to 4/1/01 @ 102) (h)  -  2,885,000  3,316,683
  Series B, 9.75% 4/1/16 (Pre-Refunded
  to 4/1/01 @ 102) (h)  -  2,030,000  2,333,749
Piedmont Muni. Pwr. Agcy. Elec. Rev. Rfdg.
Series B, 5.25% 1/1/11 (MBIA Insured)  Aaa  4,500,000  4,659,660
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
SOUTH CAROLINA - CONTINUED
South Carolina Pub. Svc. Auth. Rev. Rfdg.
Series A:
  6.25% 1/1/04 (MBIA Insured)  Aaa $ 2,565,000 $ 2,809,137
  6.50% 1/1/08 (MBIA Insured)  Aaa  3,330,000  3,792,837
  16,912,066
TENNESSEE - 0.8%
Memphis-Shelby County Arpt. Auth. Rev. Rfdg.
Series B, 6.50% 2/15/09 (MBIA Insured) (g)  Aaa  500,000  575,660
Shelby County Gen. Oblig. Rfdg. Series A:
 5% 3/1/20  Aa2  2,300,000  2,255,196
 5.10% 3/1/22  Aa2  5,000,000  4,945,900
  7,776,756
TEXAS - 9.5%
Alliance Arpt. Auth. Spl. Facs. Rev.
(American Airlines, Inc. Proj.):
  7% 12/1/11 (g)  Baa2  7,000,000  8,308,440
  7.50% 12/1/29 (g)  Baa2  4,000,000  4,322,000
Austin Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/1/00
(PSF of Texas Guaranteed)  Aaa  4,275,000  3,930,606
Brazos River Auth. Poll. Cont. Rev.
(Texas Utils. Elec. Co. Proj.) Series A,
8.25% 1/1/19 (g)  Baa1  6,620,000  6,870,435
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) Series B, 0%
2/15/09 (PSF of Texas Guaranteed)  Aaa  1,100,000  667,139
El Paso Property Fin. Auth. Single Family Mtg. Rev.
Series A, 8.70% 12/1/18 (GNMA Coll.) (g)  Aaa  565,000  612,104
El Paso Wtr. & Swr. Rev. Rfdg. (Cap. Appreciation):
 0% 3/1/05 (MBIA Insured)  Aaa  2,650,000  1,966,327
 0% 3/1/06 (MBIA Insured)  Aaa  3,700,000  2,615,641
Humble Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/07
(PSF of Texas Guaranteed)  Aaa  3,280,000  2,215,181
Irving Independent School Dist.
(Cap. Appreciation) 0% 2/15/01
(PSF of Texas Guaranteed)  Aaa  2,250,000  2,018,295
Lower Colorado River Auth. Rev. Rfdg.
5.25% 1/1/05  Aa3  1,500,000  1,564,215
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Lower Neches Valley Auth. Ind. Dev. Corp.
Swr. Facs. Rev. (Mobil Oil Refining Corp. Proj.)
6.40% 3/1/30 (g)  Aa2 $ 1,000,000 $ 1,089,680
Round Rock Independent School Dist.:
 Rfdg. (Cap. Appreciation) 0%
 8/15/09 (MBIA Insured)  Aaa  7,430,000  4,401,458
 4.50% 8/1/17 (PSF of Texas Guaranteed)  Aaa  5,575,000  5,131,007
 4.50% 8/1/18 (PSF of Texas Guaranteed)  Aaa  5,900,000  5,395,373
Sabine River Auth. Poll. Cont. Rev.
(Texas Util. Elec. Proj.) Series B,
8.25% 10/1/20 (g)  Baa1  1,250,000  1,367,213
San Antonio Elec. & Gas Rev. Rfdg.:
 (Cap. Appreciation) Series B,
 0% 2/1/08 (FGIC Insured)  Aaa  2,000,000  1,285,720
 5.25% 2/1/10  Aa1  4,500,000  4,697,370
San Antonio Independent School Dist. Rev.
5.125% 8/15/22 (PSF of Texas Guaranteed)  Aaa  18,510,000  18,296,210
Texas A&M Univ. Fin. Sys. Rev. Rfdg.
5.50% 5/15/02  Aa2  1,610,000  1,683,738
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Cap.
Appreciation) 0% 2/1/09 (MBIA Insured)  Aaa  2,000,000  1,215,200
Univ. of Texas Permanent Fund Rev. Rfdg.
5% 7/1/10  Aaa  4,000,000  4,109,000
Whitehouse Independent School Dist. Rfdg.
5% 2/15/23 (PSF of Texas Guaranteed)  Aaa  5,790,000  5,614,853
  89,377,205
UTAH - 5.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
 Rfdg. Series A:
  (Cap. Appreciation) 0% 7/1/21
  (Pre-Refunded to 7/1/00 @ 12.2012) (h)  Aaa  45,775,000  5,152,434
  6.50% 7/1/08 (AMBAC Insured)  Aaa  1,500,000  1,730,760
 Rfdg. Series B:
  (Cap. Appreciation) 0% 7/1/01
  (AMBAC Insured)  Aaa  6,400,000  5,654,592
  5.75% 7/1/16 (MBIA Insured)  Aaa  6,500,000  6,974,045
 Rfdg. Series D, 5% 7/1/21 (MBIA Insured)  Aaa  2,500,000  2,459,900
 Spl. Oblig. Sixth Series B:
 6.25% 7/1/03 (MBIA Insured)  Aaa  6,000,000  6,526,500
  6% 7/1/16 (MBIA Insured)  Aaa  16,500,000  17,982,690
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  3,650,000  4,063,728
  50,544,649
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
VERMONT - 0.2%
Vermont Ind. Dev. Auth. Ind. Dev. Rev.
(Radisson Hotel) Series B-1, 7.75% 11/15/15  - $ 2,000,000 $ 2,180,120
VIRGINIA - 3.8%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
  9.25% 11/1/04 (Escrowed to Maturity) (h)  Aaa  1,100,000  1,303,896
  8.75% 11/1/24 (Pre-Refunded to
  11/1/04 @ 103) (h)  Aaa  14,955,000  18,992,700
Pocahontas Parkway Assoc. (Toll Roads Rev.)
Senior Series A, 5.50% 8/15/28  Baa3  3,000,000  2,970,480
Richmond Metropolitan Expressway Rev. Rfdg.
Series A, 6% 7/15/08 (FGIC Insured)
(Pre-Refunded to 7/15/02 @ 102) (h)  Aaa  2,645,000  2,877,707
Southeastern Pub. Svc. Auth. Rev. Rfdg. Senior
Series A, 5.25% 7/1/10 (MBIA Insured)  Aaa  4,000,000  4,236,240
Virginia Pub. Bldg. Auth. Pub. Facs. Rev. Rfdg.
Series A, 5% 8/1/05  Aa2  4,800,000  5,017,632
  35,398,655
WASHINGTON - 6.6%
Douglas County Pub. Util. Dist. #1 Rev. Rfdg.
(Wells Hydroelec.) Series A, 8.75% 9/1/18  A  1,395,000  1,794,709
King County Gen. Oblig. Series D,
5.75%, 12/1/11  Aa1  3,300,000  3,601,884
Washington Gen. Oblig.:
 Rfdg. Series R-93A, 5.60% 9/1/04  Aa1  2,500,000  2,669,375
 Series C, 5% 7/1/05  Aa1  4,555,000  4,723,216
Washington Pub. Pwr. Supply Sys. Rev.:
Rfdg. Nuclear Proj. #1 Series B:
  (Bonneville Pwr. Administration) 7% 7/1/08  Aa1  1,000,000
1,183,890
  5.125% 7/1/13  Aa1  10,000,000  10,008,200
 Nuclear Proj. #2:
  Rfdg.:
   (Bonneville Pwr. Administration) Series B,
   5.625% 7/1/12 (MBIA Insured)  Aaa  6,500,000  6,748,300
  Series A:
   4.80% 7/1/04 (MBIA Insured)  Aaa  4,000,000  4,082,560
   5.90% 7/1/04  Aa1  2,850,000  3,064,577
   0% 7/1/11, (MBIA Insured)  Aaa  1,350,000  711,923
  5.50% 7/1/10 (FGIC Insured)  Aaa  8,000,000  8,346,960
  5.40% 7/1/12  Aa1  12,600,000  13,148,982
 Rfdg. Nuclear Proj. #3 (Cap. Appreciation)
 Series B, 0% 7/1/08 (MBIA Insured)  Aaa  3,000,000  1,884,510
  61,969,086
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
WISCONSIN - 0.4%
Menomonee Falls Wtr. Sys. Rev.
5.875% 12/1/16 (FSA Insured)  Aaa $ 3,375,000 $ 3,606,989
TOTAL MUNICIPAL BONDS
(Cost $878,717,382)   933,688,937
CASH EQUIVALENTS - 0.3%
 SHARES
Municipal Central Cash Fund (e)(f)
(Cost $2,770,505)    2,770,505  2,770,505
TOTAL INVESTMENTS - 100%
(Cost $881,487,887)  $ 936,459,442
FUTURES CONTRACTS
 EXPIRATION UNDERLYING FACE UNREALIZED
SOLD DATE AMOUNT AT VALUE GAIN/(LOSS)
25 Municipal Bond Futures  Sept. 98 $ 3,111,719 $ (4,057)
93 U.S. Treasury Bond Futures  Sept. 98  11,494,219  (201,089)
 $ (205,146)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENTS IN SECURITIES - 1.6%.
LEGEND
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $920,761.
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(e) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(f) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.3% AAA, AA, A 72.0%
Baa 14.1% BBB  15.7%
Ba 0.0% BB  0.1%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 6.1%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   26.1%
Electric Revenue   19.3
Escrowed/Pre-Refunded   11.3
Transportation   9.9
Health Care   8.9
Water and Sewer   6.2
Industrial Development   6.0
Others (individually less than 5%)   12.3
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $881,489,730. Net unrealized appreciation aggregated $54,969,712, of which $55,526,800 related to appreciated investment securities and $557,088 related to depreciated investment securities.
At December 31, 1997, the fund had a capital loss carryforward of approximately $14,750,000 of which $5,588,000 and $9,162,000 will expire on December 31, 2003 and 2004, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                             JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $881,487,887) -                 $ 936,459,442
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                           143,120

INTEREST RECEIVABLE                                                       15,960,970

OTHER RECEIVABLES                                                         147,099

 TOTAL ASSETS                                                             952,710,631

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 2,981,647
REGULAR DELIVERY

 DELAYED DELIVERY                                            3,898,080

PAYABLE FOR FUND SHARES REDEEMED                             1,163,605

DISTRIBUTIONS PAYABLE                                        1,079,135

ACCRUED MANAGEMENT FEE                                       265,139

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             33,969

OTHER PAYABLES AND ACCRUED EXPENSES                          161,593

 TOTAL LIABILITIES                                                        9,583,168

NET ASSETS                                                               $ 943,127,463

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 918,990,695

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (30,629,641)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 54,766,409

NET ASSETS, FOR 79,535,646 SHARES OUTSTANDING                            $ 943,127,463

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $11.86
SHARE ($943,127,463 (DIVIDED BY) 79,535,646 SHARES)



STATEMENT OF OPERATIONS
                                           SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 26,809,372

EXPENSES

MANAGEMENT FEE                                            $ 1,841,777

TRANSFER AGENT FEES                                        503,706

ACCOUNTING FEES AND EXPENSES                               156,583

NON-INTERESTED TRUSTEES' COMPENSATION                      1,541

CUSTODIAN FEES AND EXPENSES                                20,597

REGISTRATION FEES                                          28,902

AUDIT                                                      27,998

LEGAL                                                      25,494

MISCELLANEOUS                                              23,478

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,630,076

 EXPENSE REDUCTIONS                                        (125,870)     2,504,206

NET INTEREST INCOME                                                      24,305,166

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (4,198,273)

 FUTURES CONTRACTS                                         (372,499)     (4,570,772)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     4,630,832

 FUTURES CONTRACTS                                         (205,146)     4,425,686

NET GAIN (LOSS)                                                          (145,086)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 24,160,080
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                            SIX MONTHS ENDED   YEAR ENDED
                                                            JUNE 30, 1998      DECEMBER 31,
                                                            (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 24,305,166       $ 48,957,486
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                    (4,570,772)        (696,251)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        4,425,686          38,281,563

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             24,160,080         86,542,798
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME       (24,305,166)       (48,957,486)

SHARE TRANSACTIONS                                           68,263,674         132,243,314
NET PROCEEDS FROM SALES OF SHARES

 NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR THE NET    -                  78,651,344
 ASSETS OF SPARTAN AGGRESSIVE MUNICIPAL FUND (NOTE 6)

 REINVESTMENT OF DISTRIBUTIONS                               17,340,909         34,586,673

 COST OF SHARES REDEEMED                                     (100,019,459)      (177,468,966)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (14,414,876)       68,012,365
FROM SHARE TRANSACTIONS

  REDEMPTION FEES                                            1,348              72,957

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (14,558,614)       105,670,634

NET ASSETS

 BEGINNING OF PERIOD                                         957,686,077        852,015,443

 END OF PERIOD                                              $ 943,127,463      $ 957,686,077

OTHER INFORMATION
SHARES

 SOLD                                                        5,750,092          11,513,808

 ISSUED IN EXCHANGE FOR THE SHARES OF SPARTAN AGGRESSIVE     -                  6,710,866
  MUNICIPAL FUND (NOTE 6)

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     1,463,211          3,002,998

 REDEEMED                                                    (8,448,740)        (15,453,179)

 NET INCREASE (DECREASE)                                     (1,235,437)        5,774,493




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED               YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.860           $ 11.360   $ 11.670   $ 10.810   $ 12.330   $ 11.880
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .302                .634       .699       .709       .770       .783
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              (.000)              .499       (.307)     .858       (1.473)    .788
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .302                1.133      .392       1.567      (.703)     1.571
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.302)              (.634)     (.699)     (.709)     (.770)     (.783)
 INCOME

 IN EXCESS OF NET              -                   -          (.004) G   -          -          -
 INTEREST INCOME

 FROM NET REALIZED             -                   -          -          -          (.050)     (.340)
 GAIN

 TOTAL DISTRIBUTIONS           (.302)              (.634)     (.703)     (.709)     (.820)     (1.123)

REDEMPTION FEES ADDED          .000                .001       .001       .002       .003       .002
TO PAID IN CAPITAL

NET ASSET VALUE, END          $ 11.860           $ 11.860   $ 11.360   $ 11.670   $ 10.810   $ 12.330
OF PERIOD

TOTAL RETURN B, C              2.57%               10.29%     3.56%      14.89%     (5.82)%    13.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 943,127          $ 957,686  $ 852,015  $ 910,084  $ 796,153  $ 952,225
(000 OMITTED)

RATIO OF EXPENSES TO           .53% A, D           .56% D     .63%       .64%       .63%       .64%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .53% A              .55% E     .63%       .64%       .63%       .64%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          5.12% A             5.53%      6.14%      6.24%      6.69%      6.37%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        38% A               49% F      35%        39%        40%        54%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Aggressive Municipal Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures, and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Prior to August 1, 1997 shares held in the fund less than 180 days were subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which was retained by the fund, was accounted for as an addition to paid in capital. Effective August 1, 1997 the redemption fee was eliminated.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $178,861,205 and $189,817,730, respectively.
The market value of futures contracts opened and closed during the period amounted to $88,149,737 and $74,138,426, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES -
CONTINUED
For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .53% of average net assets. For the period, the reimbursement reduced the expenses by $122,244.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,399 and $2,227, respectively, under these arrangements.
6. MERGER INFORMATION.
On July 31, 1997, Fidelity Aggressive Municipal Fund (currently Spartan Aggressive Municipal Fund) acquired all of the assets and assumed all of the liabilities of Spartan Aggressive Municipal Fund. The acquisition, which was approved by the shareholders of Spartan Aggressive Municipal Fund on July 16, 1997, was accomplished by an exchange of 6,710,865.610 shares of the fund for the 7,526,444.496 shares then outstanding (each valued at $10.45) of Spartan Aggressive Municipal Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Aggressive Municipal Fund's net assets, including $3,917,412 of unrealized appreciation, were combined with the Fidelity Aggressive Municipal Fund (currently Spartan Aggressive Municipal Fund) for total net assets after the acquisition of $950,237,565.
7. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Spartan Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Spartan Municipal Income Fund in exchange solely for the number of shares of Spartan Municipal Income Fund having the same aggregate net asset value as the outstanding shares of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Spartan Municipal Income Fund of all of the liabilities of the fund. The Reorganization which has been approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund, will become effective on or about August 20, 1998.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 15, 1998. The results of votes taken among shareholders on the proposal before them are listed below. A share voted represents one dollar of the net asset value of the fund.
PROPOSAL 1
To approve an Agreement and Plan of Reorganization between Spartan Aggressive Municipal Fund and Spartan Municipal Income Fund.
               # OF             % OF
               DOLLARS VOTED    SHARES VOTED
AFFIRMATIVE    497,858,467.06   87.299

AGAINST        42,941,456.86    7.530

ABSTAIN        29,491,536.12    5.171

TOTAL          570,291,460.04   100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
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455 Market Street
San Francisco, CA
950 Northgate Drive
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1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
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90 Alhambra Plaza
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4090 N. Ocean Boulevard
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1907 West State Road 434
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8065 Beneva Road
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1502 N. Westshore Blvd.
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GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
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44 Mall Road
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416 Belmont Street
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MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
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28699 Chagrin Boulevard
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OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
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14100 San Pedro
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19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Insured Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE
(registered trademark)

(2_FIDELITY_LOGOS)SPARTAN(REGISTERED TRADEMARK)

INSURED MUNICIPAL INCOME FUND

SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  20  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 24  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  27


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998        PAST 6  PAST 1  PAST 5  PAST 10
                                   MONTHS  YEAR    YEARS   YEARS

SPARTAN INSURED MUNICIPAL INCOME   2.42%   8.94%   33.92%  116.21%

LB INSURED MUNICIPAL BOND          2.69%   9.12%   37.36%  N/A

INSURED MUNICIPAL DEBT             2.05%   7.99%   31.52%  110.85%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Insured Municipal Bond Index - a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the insured municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998        PAST 1  PAST 5  PAST 10
                                   YEAR    YEARS   YEARS

SPARTAN INSURED MUNICIPAL INCOME   8.94%   6.01%   8.02%

LB INSURED MUNICIPAL BOND          9.12%   6.55%   N/A

INSURED MUNICIPAL DEBT             7.99%   5.63%   7.73%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan Insured Muni        LB Municipal Bond
             00013                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10055.30                    10065.20
  1988/08/31      10092.19                    10074.06
  1988/09/30      10281.32                    10256.40
  1988/10/31      10548.93                    10436.91
  1988/11/30      10382.32                    10341.31
  1988/12/31      10566.76                    10447.10
  1989/01/31      10732.82                    10663.15
  1989/02/28      10613.87                    10541.48
  1989/03/31      10613.98                    10516.29
  1989/04/30      10902.65                    10765.94
  1989/05/31      11112.96                    10989.55
  1989/06/30      11263.42                    11138.79
  1989/07/31      11355.37                    11290.39
  1989/08/31      11243.18                    11179.85
  1989/09/30      11204.17                    11146.54
  1989/10/31      11325.45                    11282.86
  1989/11/30      11510.97                    11480.31
  1989/12/31      11565.25                    11574.22
  1990/01/31      11489.62                    11519.47
  1990/02/28      11604.17                    11622.00
  1990/03/31      11616.25                    11625.48
  1990/04/30      11464.51                    11541.32
  1990/05/31      11752.20                    11793.26
  1990/06/30      11848.07                    11896.92
  1990/07/31      12030.78                    12071.81
  1990/08/31      11834.60                    11896.53
  1990/09/30      11889.62                    11903.31
  1990/10/31      12064.95                    12119.23
  1990/11/30      12350.96                    12362.95
  1990/12/31      12384.00                    12416.73
  1991/01/31      12560.97                    12583.36
  1991/02/28      12647.95                    12692.84
  1991/03/31      12612.10                    12697.41
  1991/04/30      12756.14                    12866.28
  1991/05/31      12889.96                    12980.66
  1991/06/30      12855.65                    12967.81
  1991/07/31      13039.01                    13125.76
  1991/08/31      13188.63                    13298.63
  1991/09/30      13362.90                    13471.78
  1991/10/31      13480.30                    13593.02
  1991/11/30      13500.27                    13630.95
  1991/12/31      13817.42                    13923.47
  1992/01/31      13826.38                    13955.21
  1992/02/29      13832.94                    13959.68
  1992/03/31      13797.15                    13964.84
  1992/04/30      13914.67                    14089.13
  1992/05/31      14096.41                    14254.96
  1992/06/30      14322.93                    14494.16
  1992/07/31      14772.10                    14928.69
  1992/08/31      14573.22                    14783.14
  1992/09/30      14655.28                    14879.82
  1992/10/31      14317.72                    14733.55
  1992/11/30      14736.41                    14997.43
  1992/12/31      14910.60                    15150.55
  1993/01/31      15098.68                    15326.75
  1993/02/28      15829.41                    15881.12
  1993/03/31      15619.70                    15713.26
  1993/04/30      15792.03                    15871.81
  1993/05/31      15853.80                    15961.00
  1993/06/30      16145.52                    16227.39
  1993/07/31      16139.60                    16248.65
  1993/08/31      16540.97                    16586.95
  1993/09/30      16742.34                    16775.87
  1993/10/31      16721.37                    16808.25
  1993/11/30      16523.83                    16660.17
  1993/12/31      16975.02                    17011.87
  1994/01/31      17170.94                    17206.14
  1994/02/28      16652.55                    16760.50
  1994/03/31      15750.12                    16078.02
  1994/04/30      15792.04                    16214.36
  1994/05/31      15993.38                    16354.94
  1994/06/30      15826.10                    16255.01
  1994/07/31      16186.48                    16552.96
  1994/08/31      16221.09                    16610.23
  1994/09/30      15936.00                    16366.40
  1994/10/31      15594.50                    16075.73
  1994/11/30      15220.75                    15785.08
  1994/12/31      15663.36                    16132.51
  1995/01/31      16268.67                    16593.58
  1995/02/28      16823.28                    17076.12
  1995/03/31      17002.00                    17272.32
  1995/04/30      17001.02                    17292.70
  1995/05/31      17540.97                    17844.51
  1995/06/30      17270.75                    17689.27
  1995/07/31      17422.87                    17856.96
  1995/08/31      17650.47                    18083.39
  1995/09/30      17754.14                    18197.86
  1995/10/31      18043.29                    18462.45
  1995/11/30      18391.90                    18768.74
  1995/12/31      18588.40                    18949.11
  1996/01/31      18742.18                    19092.18
  1996/02/29      18595.96                    18963.31
  1996/03/31      18298.79                    18720.95
  1996/04/30      18217.84                    18667.97
  1996/05/31      18186.84                    18660.51
  1996/06/30      18372.44                    18863.72
  1996/07/31      18544.21                    19035.38
  1996/08/31      18525.96                    19030.81
  1996/09/30      18775.95                    19297.24
  1996/10/31      19013.11                    19515.49
  1996/11/30      19392.09                    19872.63
  1996/12/31      19273.16                    19789.16
  1997/01/31      19317.87                    19826.56
  1997/02/28      19486.80                    20008.57
  1997/03/31      19208.37                    19741.86
  1997/04/30      19370.18                    19907.10
  1997/05/31      19650.38                    20206.50
  1997/06/30      19846.34                    20421.70
  1997/07/31      20493.83                    20987.38
  1997/08/31      20243.12                    20790.73
  1997/09/30      20507.69                    21037.51
  1997/10/31      20641.82                    21172.79
  1997/11/30      20756.76                    21297.28
  1997/12/31      21111.19                    21608.01
  1998/01/31      21331.64                    21831.00
  1998/02/28      21282.28                    21837.55
  1998/03/31      21265.05                    21856.77
  1998/04/30      21158.55                    21758.20
  1998/05/31      21538.27                    22102.63
  1998/06/30      21621.45                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980709 151434 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Insured Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $21,621 - a 116.21% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY HAVE
A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
     SIX MONTHS   YEARS ENDED DECEMBER 31,
     ENDED
     JUNE 30,

     1998         1997                      1996  1995  1994  1993

DIVIDEND RETURNS  2.37%  5.17%  4.93%   5.97%   5.01%    5.77%

CAPITAL RETURNS   0.05%  4.37%  -1.25%  12.70%  -12.74%   8.08%

TOTAL RETURNS     2.42%  9.54%  3.68%   18.67%  -7.73%   13.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.79(CENTS)  29.04(CENTS)  58.50(CENTS)

ANNUALIZED DIVIDEND RATE                4.69%        4.73%         4.76%

30-DAY ANNUALIZED YIELD                 4.20%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.56%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.42 over the past one month, $12.39 over the past six months and $12.29 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield and tax-equivalent yield would have been 4.19% and 6.55%, respectively. FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with ongoing
expectations that the turmoil in Asia
will slow our economy and keep
inflation at historical lows, played
integral roles in the municipal bond
market during the six months that
ended June 30, 1998. During this
period, the Lehman Brothers
Municipal Bond Index - a
measure of the municipal bond
market - returned 2.69%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 3.93%. Early in the
year, municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply of
municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through
March and April as many issuers
rushed to the market before the
largest deal in municipal history took
place in May - a $3.5 billion
issuance by the Long Island Power
Authority. This heavy supply,
combined with lower demand, put
downward pressure on municipal
bonds in April and May.
Encouraging inflation reports and
renewed concerns over Asia
attracted investors to the bond
market, but municipals lagged
taxable issues through the end of
the period.
An interview with George Fischer, Portfolio Manager of Spartan Insured Municipal Income Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six-month period that ended June 30, 1998, the fund had a total return of 2.42%. To get a sense of how the fund did relative to its competitors, the insured municipal debt funds average returned 2.05% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Insured Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 2.69% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 8.94%. That compared to the 7.99% return of the insured municipal debt funds average and the 9.12% return of the Lehman Brothers Insured Municipal Bond Index over the same one-year period.
Q. WHEN A MUNICIPAL BOND IS INSURED, IS IT IMMUNE TO PRICE DECLINES?
A. No, and it's important for shareholders to realize that all municipal bonds - including those that are insured - rise and fall with interest-rate moves, supply and demand, and other factors. While municipal bond insurance does not prevent price declines, it does mean timely bond principal and interest payments are guaranteed by a municipal bond insurer.
Q. WHICH HOLDINGS CONTRIBUTED TO THE FUND'S PERFORMANCE? WHICH
DETRACTED FROM IT?
A. Bonds issued by Bentley College in Massachusetts significantly rose in value when they were refunded, the municipal market's version of refinancing debt at a lower interest rate. Issuers often undertake refundings to cut their debt costs, retiring older bonds with higher interest rates and floating new bonds at lower, prevailing rates. Although the process is somewhat complicated, the net result is that the refunded bonds generally rise in value because they assume a higher credit rating. After the refunding, the fund no longer owned the bonds. As for disappointments, there weren't really any specific types of bonds or any individual securities that performed extremely poorly during the period.
Q. WHAT BOND MATURITIES DID YOU EMPHASIZE OVER THE PAST SIX MONTHS?
A. I kept the fund focused on bonds with maturities of between five and 15 years because I felt they generally offered the best combination of risk and reward. Let's look at an example. A recent Georgia State Obligation bond maturing in 2003 offered a yield of 4.10%, one maturing in 2010 offered a 4.50% yield and one maturing in 2018 offered a 4.95% yield. As this example shows, the longer a bond's maturity, the more interest it typically pays. That sounds great, except the longer a bond's maturity the more its price will fall when interest rates rise, and vice versa. During the past six months, I felt that investors were paid an appropriate amount of added income for each additional year of maturity only up to about a 15-year maturity. But the extra income that accompanied each successive year for bonds with maturities of 15 years or longer was less attractive, given their increased risk.
Q. DID YOU ALTER THE WAY IN WHICH THE FUND'S INVESTMENTS WERE ALLOCATED AMONG BONDS FROM VARIOUS STATES?
A. Somewhat. I sold some bonds issued in California because they had done quite well and I wanted to lock in that strong performance. On the other hand, I added some New York bonds over the past six months. A record-setting $3.5 billion in municipal bonds was issued by Long Island Power Authority in June. Because other New York municipal issuers hurried to bring their own deals to the market in advance of the Long Island Power deal, the supply of New York bonds was relatively heavy and prices were somewhat weak as a result during the first half of 1998. I took advantage of the New York market's temporary price weakness to add more bonds from the state at what I felt were attractive prices.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipals were attractively priced compared to Treasury bonds mainly because the supply of municipals has been heavy so far in 1998. To take advantage of low interest rates by refinancing their debt and to issue new securities in advance of the record-breaking Long Island Power Authority deal, issuers brought a relatively large supply of municipals to market in the first half of this year. If supply tapers off - which I believe it will in the second half of 1998 - municipals may do relatively well as they play catch up to Treasuries
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON
MANAGING RISK:
"Generally speaking, investors get
a higher return from bonds that
expose them to greater risk. Among
the risks bond investors are exposed
to are: interest-rate fluctuations;
default, or `credit risk'; early
redemption, or `call risk'; and
illiquidity. What riskier bonds offer
investors is called a `yield spread' or
`risk premium.' As portfolio manager,
my job is to invest in bonds whose
yield spreads are generous relative
to other bonds with similar risks.
Looking at it from another direction,
I invest in bonds whose true risk is
less than that of bonds with similar
yield spreads."
(solid bullet) On July 15, 1998, shareholders of
Spartan Insured Municipal Income
Fund approved the merger of the fund
into Spartan Municipal Income Fund.
The merger will become effective on
or around August 27, 1998.
FUND FACTS
GOAL: seeks high income free
from federal income tax with
preservation of capital
FUND NUMBER: 013
TRADING SYMBOL: FMUIX
START DATE: November 13, 1985
SIZE: as of June 30, 1998,
more than $320 million
MANAGER: George Fischer,
since 1995; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1998
               % OF FUND'S   % OF FUND'S INVESTMENTS
               INVESTMENTS   IN THESE STATES
                             6 MONTHS AGO

NEW YORK       9.8           5.1

MASSACHUSETTS  9.6           10.0

TEXAS          8.5           8.0

CALIFORNIA     8.3           11.7

ILLINOIS       6.5           7.3

TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  32.2          28.6

ELECTRIC REVENUE    18.9          18.6

HEALTH CARE         13.0          12.5

WATER & SEWER       9.0           8.1

TRANSPORTATION      8.1           8.6

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                    6 MONTHS AGO

YEARS  13.6                                         13.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                    6 MONTHS AGO

YEARS  7.5                                          7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997


AAA 85.9%
AA, A 13.1%
NON-RATED 0.5%
SHORT-TERM
INVESTMENTS 0.5%
AAA 88.0%
AA, A 11.7%
NON-RATED 0.0%
SHORT-TERM
INVESTMENTS 0.3%
ROW: 1, COL: 1, VALUE: 83.90000000000001
ROW: 1, COL: 2, VALUE: 13.1
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 1.5
ROW: 1, COL: 1, VALUE: 87.0
ROW: 1, COL: 2, VALUE: 11.7
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 1.3
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 99.5%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.7%
Huntsville Gen. Oblig. Rfdg.
Series D, 6% 8/1/08   $ 2,200,000 $ 2,366,430
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (c)    845,000  923,915
CALIFORNIA - 8.3%
California Hsg. Fin. Agcy. Rev. Rfdg. (Home Mtg.)
Series A, 5.30% 8/1/14 (MBIA Insured)    1,295,000  1,301,255
California Pub. Wks. Board Lease Rev. Rfdg.
(Dept. of Corrections State Prisons) Series A,
5% 12/1/19 (AMBAC Insured)    1,450,000  1,442,446
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purp.) Series A,
4.45% 8/1/01 (MBIA Insured)    1,625,000  1,646,808
Compton Commty. Redev. Agcy. Rfdg.
(Tax Allocation-Compton Redev.) Series A,
6.50% 8/1/13 (FSA Insured)    4,000,000  4,525,240
East Bay Muni. Util. Dist. Wastewtr. Treatment Sys.
Rev. Rfdg. 4.75% 6/1/21 (FGIC Insured)    2,300,000  2,174,121
M-S-R Pub. Pwr. Agcy. Rev. (San Juan Proj.)
Series E, 6.50% 7/1/05 (MBIA Insured)    1,685,000  1,819,969
Oceanside Ctfs. of Prtn. Rfdg. (Oceanside Civic
Ctr. Proj.) 6% 8/1/08 (MBIA Insured)    1,350,000  1,510,772
Pleasant Hill Joint Pwrs. Fing. Auth. Lease Rev.
(Cap. Impt. Prog.) Series A,
5% 12/1/12 (MBIA Insured)    1,490,000  1,503,663
San Francisco City & County Gen. Oblig. Rfdg.
Series 1, 5.50% 6/15/09 (FGIC Insured)    3,960,000  4,294,145
Southern California Metropolitan Wtr. Dist. Wtrwks.
Rev. Series A, 5% 7/1/30 (MBIA Insured)    3,375,000  3,286,609
West & Central Basin Fing. Auth. Rev. Rfdg.
(West Basin Proj.) Series A,
5% 8/1/13 (AMBAC Insured)    2,750,000  2,761,083
  26,266,111
COLORADO - 3.1%
Adams County School Dist. #12 Unltd.
Tax Rfdg. 6.20% 12/15/10 (FGIC Insured)    1,000,000  1,082,970
Denver City & County School Dist. #1 Rfdg.
(Cap. Appreciation) Series A,
0% 12/1/08 (MBIA Insured)    10,400,000  6,513,104
Highlands Ranch Metropolitan Dist. #2 Rfdg.
6.50% 6/15/12 (FSA Insured)    1,000,000  1,177,900
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
COLORADO - CONTINUED
Univ. of Colorado Hosp. Auth. Hosp. Rev. Series A,
6.25% 11/15/12 (AMBAC Insured)
(Pre-Refunded to 11/15/02 @ 102) (d)   $ 1,000,000 $ 1,102,970
  9,876,944
CONNECTICUT - 1.7%
Connecticut Health & Edl. Facs. Auth. Rev.
Rfdg. (St. Raphael Hosp.) Series H,
5.25% 7/1/12 (AMBAC Insured)    3,035,000  3,184,959
Connecticut Resource Recovery Auth.
Rev. Rfdg. (Mid-Connecticut Sys.)
Series A, 5.375% 11/15/10 (MBIA Insured)    2,100,000  2,214,198
  5,399,157
DISTRICT OF COLUMBIA - 2.9%
District of Columbia Gen. Oblig. Rfdg. Series A,
6% 6/1/05 (AMBAC Insured)    3,695,000  4,002,239
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured)    1,200,000  1,298,400
District of Columbia Metropolitan Area
Trans. Auth. Gross Rev. Rfdg.
5.25% 7/1/14 (FGIC Insured)    3,800,000  3,863,422
  9,164,061
FLORIDA - 0.4%
Dade County Seaport Rev. Rfdg. Series 95,
6.20% 10/1/10 (MBIA Insured)    1,000,000  1,150,220
GEORGIA - 0.4%
Atlanta Downtown Dev. Auth. Rev. Rfdg.
(Underground Atlanta Proj.) 6.25% 10/1/12    1,250,000  1,349,525
ILLINOIS - 6.5%
Chicago Board of Ed. School Reform
5.75% 12/1/20 (AMBAC Insured)    3,480,000  3,715,805
Chicago Gen. Oblig. Rfdg. Series A-2,
6.25% 1/1/15 (AMBAC Insured)    4,885,000  5,576,863
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.
(Gen. Arpt. Proj.) Series A:
 6.375% 1/1/12 (MBIA Insured)    1,000,000  1,109,810
  6.375% 1/1/15 (MBIA Insured)    1,200,000  1,324,656
Chicago Residential Mtg. Rev. Rfdg. (Cap.
Appreciation) Series B,
0% 10/1/09 (MBIA Insured)    4,120,000  1,895,571
Illinois Health Facs. Auth. Rev. Rfdg. (Swedish
American Hosp.) 5.375% 11/15/13
(AMBAC Insured)    3,000,000  3,073,860
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Reg. Trans. Auth. Series C,
7.75% 6/1/13 (FGIC Insured)   $ 2,045,000 $ 2,658,705
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Rfdg.
Series A, 6% 1/1/09 (FGIC Insured)    1,000,000  1,117,710
  20,472,980
INDIANA - 1.8%
Indiana Health Facs. Fing. Auth. Hosp. Rev.
Rfdg. (Columbus Reg. Hosp.)
7% 8/15/15 (FSA Insured)    2,000,000  2,451,040
Indianapolis Arpt. Auth. Rev. Rfdg. Series A,
5.60% 7/1/15 (FGIC Insured)    1,000,000  1,047,860
Jasper County Ind. Poll. Cont. Rev. Rfdg.
(Northern Indiana Pub. Svc.)
7.10% 7/1/17 (MBIA Insured)    2,000,000  2,171,740
  5,670,640
KANSAS - 2.6%
Kansas Tpk. Auth. Tpk. Rev. Rfdg. (Toll Roads,
Bridges & Mass Transit Proj.)
5.25% 9/1/02 (AMBAC Insured)    1,750,000  1,819,090
Wichita Hosp. Rev. Series III-A,
6.465% 10/20/17 (MBIA Insured)    6,000,000  6,463,680
  8,282,770
KENTUCKY - 1.9%
Jefferson County Hosp. Rev. (Alliant Health
Sys. Proj.) 6.367% 10/1/08 (MBIA Insured)    4,000,000  4,373,200
Kentucky Tpk. Auth. Econ. Dev. Road
Rev. Rfdg. (Revitalization Proj.)
5.50% 7/1/09 (AMBAC Insured)    1,630,000  1,760,661
  6,133,861
LOUISIANA - 0.9%
New Orleans Gen. Oblig. Rfdg. (Cap.
Appreciation) 0% 9/1/09 (AMBAC Insured)    3,000,000  1,761,870
New Orleans Pub. Impt. Unltd. Tax 7% 9/1/19
(FGIC Insured) (Pre-Refunded to
9/1/02 @ 100) (d)    1,000,000  1,108,820
  2,870,690
MARYLAND - 1.9%
Baltimore County Rev. Rfdg.
(Pension Funding) 5.125% 8/1/14    3,140,000  3,211,247
Montgomery County Gen. Oblig. Rfdg.
(Consolidated Pub. Impt.) Series A,
5.60% 7/1/04    2,775,000  2,978,297
  6,189,544
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 9.6%
Boston Gen. Oblig. Series A:
4.875% 9/1/09 (FSA Insured)   $ 1,000,000 $ 1,015,900
 4.875% 9/1/11 (FSA Insured)    1,925,000  1,932,277
Boston Metropolitan Dist. Gen. Oblig. Rfdg.
8% 12/1/03 (MBIA Insured)    1,260,000  1,484,305
Haverhill Gen. Oblig. Rfdg. Series A,
6.70% 9/1/10 (AMBAC Insured)    5,000,000  5,431,150
Massachusetts Health & Edl. Facs. Auth. Rev.:
Rfdg. (Massachusetts Gen. Hosp.) Series F ,
 6.25% 7/1/12 (AMBAC Insured)    2,000,000  2,277,240
 (Bentley College) Series H,
 6.90% 7/1/21 (MBIA Insured)    6,720,000  7,382,726
 (Northeastern Univ.) Series B,
 7.60% 10/1/10 (AMBAC Insured)    1,000,000  1,028,530
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev. Rfdg. Series A,
5% 7/1/10 (AMBAC Insured)    1,610,000  1,631,655
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys.
Rev. Series A, 5% 1/1/27 (MBIA Insured)    2,000,000  1,938,380
Massachusetts Tpk. Auth. Western Tpk. Rev.
Series A, 5.55% 1/1/17 (MBIA Insured)    3,000,000  3,028,410
Palmer Gen. Oblig. Rfdg.
5.50% 10/1/10 (MBIA Insured)    3,000,000  3,143,670
  30,294,243
MICHIGAN - 2.0%
Jackson County Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(W.A. Foote Mem. Hosp.) Series A,
4.75% 6/1/15 (FGIC Insured)    2,000,000  1,918,740
Michigan Bldg. Auth. Rev. Series II,
6.25% 10/1/20 (MBIA Insured)    1,100,000  1,173,227
Michigan Hosp. Fin. Auth. Rev. Rfdg.
(Sisters of Mercy Health Corp.) Series P,
5.375% 8/15/14 (MBIA Insured)    3,000,000  3,146,700
  6,238,667
MINNESOTA - 3.2%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Health Care Sys. Rev. Rfdg. (Healthspan
Health Sys. Corp.) Series A,
4.75% 11/15/18 (AMBAC Insured)    900,000  862,506
St. Cloud Hosp. Facs. Auth. Rev. Rfdg.
(St. Cloud Hosp. Proj.) Series C,
5.25% 10/1/13 (AMBAC Insured)    2,000,000  2,038,320
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Univ. of Minnesota Rev. Rfdg. 4.80% 8/15/03   $ 5,000,000 $ 5,156,200
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply
Rev. Series B, 6% 1/1/04 (AMBAC Insured)    1,890,000  2,044,111
  10,101,137
NEW JERSEY - 2.9%
New Jersey Health Care Facs. Fing. Auth. Rev.
(Christ Hosp. Group Issue)
7% 7/1/06 (Connie Lee Insured)    1,635,000  1,903,418
New Jersey Trans. Trust Fund Auth. Trans. Sys.
Series A, 5.25% 6/15/11    5,000,000  5,185,850
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. Series C,
6.50% 1/1/09 (AMBAC Insured)    1,000,000  1,156,300
Warren County Poll. Cont. Fing. Auth. Resource
Recovery Rev. 6.55% 12/1/06 (MBIA Insured)    1,000,000  1,099,990
  9,345,558
NEW MEXICO - 2.3%
Albuquerque Arpt. Rev. Rfdg. 6.70% 7/1/18
(AMBAC Insured) (c)    2,500,000  2,829,650
Albuquerque Refuse Removal & Disp. Rev.
Rfdg. 5.25% 7/1/09 (AMBAC Insured)    2,500,000  2,644,625
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series A,
5.90% 5/15/15 (FSA Insured)    1,600,000  1,710,896
  7,185,171
NEW YORK - 9.8%
Metropolitan Trans. Auth. Trans. Facs.
Rev. Rfdg. Svc. Contract Series Q,
5.125% 7/1/13 (AMBAC Insured)    9,000,000  9,090,450
New York City Gen. Oblig. Rfdg. Series H,
6% 8/1/07 (FGIC Insured)    4,000,000  4,418,760
New York City Ind. Dev. Agcy. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.) Series 91,
6% 11/1/15 (FSA Insured)
LOC Morgan Guaranty Trust Co. (c)    1,000,000  1,082,230
New York City Muni. Wtr. Fin. Auth.
Future Tax  Wtr. & Swr. Sys. Rev.
Series B, 5.50% 6/15/27 (MBIA Insured)    5,300,000  5,486,189
New York City Transitional Fin. Auth. Future
Tax Rev. Series B, 4.75% 11/15/15    2,500,000  2,402,300
New York State Dorm. Auth. Rev. Rfdg. (State
Univ. Edl. Facs.) Series A,
5.25% 5/15/15 (AMBAC Insured)    2,500,000  2,605,100
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17   $ 1,000,000 $ 1,060,280
 Series E, 6% 4/1/14    2,000,000  2,246,080
New York State Med. Care Facs. Fin. Agcy. Rev.
(Mtg. Proj.) Series E, 6.20% 2/15/15
(FHA Guaranteed)    1,500,000  1,631,370
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Facs.) Series A,
5.10% 1/1/09 (AMBAC Insured)    1,000,000  1,043,350
  31,066,109
NORTH DAKOTA - 2.6%
Mercer County Poll. Cont. Rev. Rfdg. (Antelope
Valley Station/Basin Elec. Pwr. Coop.)
7.20% 6/30/13 (AMBAC Insured)    6,500,000  8,130,655
OHIO - 1.2%
Cleveland Pub. Pwr. Sys. Rev. Rfdg. (First Mtg.)
Series 1, 5% 11/15/24 (MBIA Insured)    4,000,000  3,897,440
OREGON - 0.7%
Portland Swr. Sys. Rev. Series A, 6.25% 6/1/15
(Pre-Refunded to 6/1/04 @ 101) (d)    1,875,000  2,088,675
PENNSYLVANIA - 2.4%
Cambria County Hosp. Dev. Auth. Hosp. Rev.
Rfdg. & Impt. (Conemaugh Valley Hosp.)
Series B, 6.375% 7/1/18
(Connie Lee Insured)    1,500,000  1,616,985
Pennsylvania Convention Ctr. Auth. Rev. Series A,
6.70% 9/1/16 (FGIC Insured)
(Escrowed to Maturity) (d)    2,000,000  2,360,000
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Multi-Family
Section 8) Series C,
8.10% 7/1/13 (FHA Guaranteed)    2,000,000  2,177,780
Philadelphia Wtr. & Wastewtr. Rev.
6.25% 8/1/09 (MBIA Insured)    1,230,000  1,409,826
  7,564,591
SOUTH CAROLINA - 4.5%
Lexington County Health Svcs. Dist. Inc.
Hosp. Rev. 7% 10/1/08 (FSA Insured)
(Pre-Refunded to 10/1/01 @ 102) (d)    3,000,000  3,323,160
Richland County Hosp. Facs. Rev. (Commty.
Provider Pooled Loan Prog.) Series A,
7.125% 7/1/17 (FSA Insured)
(Escrowed to Maturity) (d)    1,500,000  1,788,045
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
SOUTH CAROLINA - CONTINUED
South Carolina State Cap. Impt.
Series B, 5.75% 8/1/04   $ 2,300,000 $ 2,486,300
South Carolina Ed. Assistance Auth. Rev.
(Student Loan):
 6.40% 9/1/02 (c)    1,500,000  1,621,380
  6.625% 9/1/06 (c)    2,000,000  2,188,340
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A,
6.25% 1/1/03 (AMBAC Insured)    2,500,000  2,704,425
  14,111,650
SOUTH DAKOTA - 0.4%
South Dakota Lease Rev. Trust Ctfs. Rfdg.
Series A, 6.625% 9/1/12 (FSA Insured)    1,000,000  1,176,640
TENNESSEE - 2.9%
Knox County Health Edl. & Hsg. Facs. Board Hosp.
Facs. Rev. Rfdg. (Fort Sanders Alliance)
Series C, 5.75% 1/1/14 (MBIA Insured)    2,000,000  2,178,200
Metropolitan Gov't. Nashville & Davidson County
Wtr. & Swr. Rev. Rfdg. (Cap. Appreciation)
0% 1/1/12 (FGIC Insured) (e)    5,600,000  6,961,584
  9,139,784
TEXAS - 8.5%
Austin Util. Sys. Rev. Rfdg. (Cap. Appreciation)
0% 11/15/10 (AMBAC Insured)    2,400,000  1,324,416
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) Series B, 0%
2/15/07 (PSF Guaranteed)    1,000,000  675,360
Dallas Independent School Dist. Rfdg. (Cap.
Appreciation) 0% 8/15/07 (PSF Guaranteed)    3,810,000  2,515,286
Fort Bend Independent School Dist. Gen. Oblig.
7% 2/15/05 (PSF Guaranteed)    2,500,000  2,865,950
Houston Wtr. & Swr. Sys. Rev. Rfdg. Series C,
0% 12/1/06 (AMBAC Insured)    6,735,000  4,602,564
Matagorda County Navigation Dist. #1 Rev.
Rfdg. (Houston Lt. & Pwr. Proj.) Series C,
7.125% 7/1/19 (FGIC Insured)    1,700,000  1,785,238
San Antonio Elec. & Gas Rev. Rfdg.
(Cap. Appreciation) Series B,
0% 2/1/10 (FGIC Insured)    14,000,000  8,024,100
San Antonio Gen. Oblig. Impt. Rfdg.
(Cap. Appreciation) Series C,
0% 8/1/06 (BIG Insured)    1,920,000  1,334,112
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Spring Independent School Dist.
4.875% 8/15/10 (PSF Guaranteed)   $ 1,500,000 $ 1,516,560
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg.
(Cap. Appreciation) Series 1990,
0% 2/1/12 (MBIA Insured)    4,400,000  2,254,648
  26,898,234
UTAH - 4.3%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
Rfdg.:
 Series B, 5.75% 7/1/16 (MBIA Insured)    5,760,000  6,180,077
  Series D, 5% 7/1/21 (MBIA Insured)    900,000  885,564
 Spl. Oblig. Sixth Series B:
 6.50% 7/1/05 (MBIA Insured)    2,000,000  2,246,460
  6.50% 7/1/10 (MBIA Insured)    1,000,000  1,168,270
  6% 7/1/16 (MBIA Insured)    3,000,000  3,269,580
  13,749,951
VIRGINIA - 2.9%
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.):
 6% 2/15/12 (AMBAC Insured)    2,150,000  2,435,112
  6% 2/15/13 (AMBAC Insured)    1,460,000  1,655,392
Virginia Commonwealth Trans. Board Trans.
Rev. Rfdg. (U.S. Rte. 58 Corridor Prog.)
Series C, 5.125% 5/15/19    5,000,000  4,964,900
  9,055,404
WASHINGTON - 5.4%
Benton County Pub. Util. Dist. #1 Elec. Rev.
Rfdg. 6% 11/1/04 (AMBAC Insured)    1,740,000  1,896,837
Port Seattle Gen. Oblig. 5.80% 5/1/09 (c)    4,000,000  4,277,480
Washington Pub. Pwr. Supply Sys. Rev.
(Nuclear Proj. #2):
 Rfdg. Series A, 6% 7/1/07    2,500,000  2,738,600
  5.50% 7/1/10 (FGIC Insured)    8,000,000  8,346,960
  17,259,877
WYOMING - 0.5%
Wyoming Muni. Pwr. Agcy. Pwr. Supply Sys.
Rev. Rfdg. Series A, 6.125% 1/1/16
(MBIA Insured)    1,500,000  1,606,755
TOTAL MUNICIPAL BONDS
(Cost $294,581,857)   315,027,389
CASH EQUIVALENTS - 0.5%
  SHARES VALUE
   (NOTE 1)
Municipal Central Cash Fund (a)(b)
(Cost $1,524,979)    1,524,979  $1,524,979
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $296,106,836)   $316,552,368
LEGEND
(a) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(b) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 97.7% AAA, AA, A 97.4%
Baa 0.0% BBB  0.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.5%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation    32.2%
Electric Revenue    18.9
Health Care    13.0
Water & Sewer    9.0
Transportation    8.1
Escrowed/Pre-Refunded    6.1
Others (individually less than 5%)    12.7
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $296,106,836. Net unrealized appreciation aggregated $20,445,532, of which $20,483,142 related to appreciated investment securities and $37,610 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                            JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $296,106,836) -               $ 316,552,368
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                         645

INTEREST RECEIVABLE                                                     4,791,735

 TOTAL ASSETS                                                           321,344,748

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                            $ 198,480

DISTRIBUTIONS PAYABLE                                        380,581

ACCRUED MANAGEMENT FEE                                       88,612

OTHER PAYABLES AND ACCRUED EXPENSES                          74,503

 TOTAL LIABILITIES                                                      742,176

NET ASSETS                                                             $ 320,602,572

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 298,233,214

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                   1,923,826
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               20,445,532

NET ASSETS, FOR 25,838,379 SHARES OUTSTANDING                          $ 320,602,572

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $12.41
SHARE ($320,602,572 (DIVIDED BY) 25,838,379 SHARES)



STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 8,589,874

EXPENSES

MANAGEMENT FEE                                            $ 632,190

TRANSFER AGENT FEES                                        185,296

ACCOUNTING FEES AND EXPENSES                               70,161

NON-INTERESTED TRUSTEES' COMPENSATION                      636

CUSTODIAN FEES AND EXPENSES                                7,649

REGISTRATION FEES                                          16,063

AUDIT                                                      20,332

LEGAL                                                      8,607

REPORTS TO SHAREHOLDERS                                    8,622

MISCELLANEOUS                                              291

 TOTAL EXPENSES BEFORE REDUCTIONS                          949,847

 EXPENSE REDUCTIONS                                        (57,124)      892,723

NET INTEREST INCOME                                                      7,697,151

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     1,897,908

 FUTURES CONTRACTS                                         84,491        1,982,399

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (1,964,295)

 FUTURES CONTRACTS                                         7,122         (1,957,173)

NET GAIN (LOSS)                                                          25,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 7,722,377
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED  YEAR ENDED
                                                        JUNE 30, 1998     DECEMBER 31,
                                                        (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 7,697,151       $ 15,462,790
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                1,982,399         2,788,080

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (1,957,173)       10,973,262

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         7,722,377         29,224,132
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (7,697,151)       (15,462,790)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (162,461)         -

 TOTAL DISTRIBUTIONS                                     (7,859,612)       (15,462,790)

SHARE TRANSACTIONS                                       21,873,267        69,355,709
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           5,454,820         10,511,815

 COST OF SHARES REDEEMED                                 (39,556,780)      (90,989,533)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         (12,228,693)      (11,122,009)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (12,365,928)      2,639,333

NET ASSETS

 BEGINNING OF PERIOD                                     332,968,500       330,329,167

 END OF PERIOD                                          $ 320,602,572     $ 332,968,500

OTHER INFORMATION
SHARES

 SOLD                                                    1,757,009         5,750,364

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 440,397           872,747

 REDEEMED                                                (3,190,864)       (7,576,741)

 NET INCREASE (DECREASE)                                 (993,458)         (953,630)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                  YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)       1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 12.410          $ 11.890   $ 12.040   $ 10.690   $ 12.370   $ 11.720
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .290               .583       .574       .599       .627       .655
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              .006               .520       (.150)     1.358      (1.560)    .930
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .296               1.103      .424       1.957      (.933)     1.585
 OPERATIONS

LESS DISTRIBUTIONS             (.290)            (.583)     (.574)     (.599)     (.627)     (.655)
FROM NET INTEREST
 INCOME

 FROM NET REALIZED             (.006)            -          -          (.008)     (.120)     (.280)
 GAIN

 TOTAL DISTRIBUTIONS           (.296)            (.583)     (.574)     (.607)     (.747)     (.935)

NET ASSET VALUE, END          $ 12.410          $ 12.410   $ 11.890   $ 12.040   $ 10.690   $ 12.370
OF PERIOD

TOTAL RETURN B, C              2.42%              9.54%      3.68%      18.67%     (7.73)%    13.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 320,603         $ 332,969  $ 330,329  $ 357,017  $ 319,551  $ 448,396
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .55% A, D         .57% D     .61%       .61%       .58%       .61%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .55% A            .56% E     .60% E     .61%       .58%       .61%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.73% A           4.82%      4.87%      5.24%      5.52%      5.31%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        19% A             24%        31%        61%        56%        78%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Insured Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and market discount. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Any taxable gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $29,614,980 and $40,158,769, respectively.
The market value of futures contracts opened and closed during the period amounted to $23,772,196 and $25,710,684, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of average net assets. For the period, the reimbursement reduced the expenses by $57,081.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $43 under this arrangement.
6. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Spartan Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Spartan Municipal Income Fund in exchange solely for the number of shares of Spartan Municipal Income Fund having the same aggregate net asset value as the outstanding shares of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Spartan Municipal Income Fund of all of the liabilities of the fund. The Reorganization, which has been approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund, will become effective on or about August 27, 1998.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 15, 1998. The results of votes taken among shareholders on the proposal before them are listed below. A share voted represents one dollar of the net asset value of the fund.
PROPOSAL 1
To approve an Agreement and Plan of Reorganization between Spartan Insured Municipal Income Fund and Spartan Municipal Income Fund.
 # OF % OF
 DOLLARS VOTED SHARES VOTED
AFFIRMATIVE    151,106,086.98   83.701

AGAINST        19,570,268.55    10.840

ABSTAIN        9,854,340.81     5.459

TOTAL          180,530,696.34   100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
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8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Insured Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

MICHIGAN MUNICIPAL INCOME
FUND
AND
FIDELITY
MICHIGAN MUNICIPAL MONEY
MARKET FUND
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



PRESIDENT'S MESSAGE                            3    NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

 PERFORMANCE                                   4    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                     7    THE MANAGER'S REVIEW OF FUND
                                                    PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                            10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                    INVESTMENTS OVER THE PAST SIX MONTHS.

 INVESTMENTS                                   11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                    WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                          19   STATEMENTS OF ASSETS AND LIABILITIES,
                                                    OPERATIONS, AND CHANGES IN NET ASSETS,
                                                    AS WELL AS FINANCIAL HIGHLIGHTS.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                   23   HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                     25   THE MANAGER'S REVIEW OF FUND
                                                    PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                            27   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                    INVESTMENTS OVER THE PAST SIX MONTHS
                                                    AND ONE YEAR.

 INVESTMENTS                                   28   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                          33   STATEMENTS OF ASSETS AND LIABILITIES,
                                                    OPERATIONS, AND CHANGES IN NET ASSETS,
                                                    AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                          37   NOTES TO THE FINANCIAL STATEMENTS.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE

SPARTAN MICHIGAN MUNICIPAL INCOME FUND


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998            PAST 6  PAST 1  PAST 5  PAST 10
                                       MONTHS  YEAR    YEARS   YEARS

SPARTAN MI MUNICIPAL INCOME            2.42%   8.45%   29.90%  112.12%

LB MICHIGAN MUNICIPAL BOND             2.77%   8.89%   38.27%  N/A

MICHIGAN MUNICIPAL DEBT FUNDS AVERAGE  2.25%   7.97%   31.41%  113.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a total return performance benchmark for Michigan investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                 PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

SPARTAN MI MUNICIPAL INCOME                 8.45%   5.37%   7.81%

LB MICHIGAN MUNICIPAL BOND                  8.89%   6.69%   N/A

MICHIGAN MUNICIPAL DEBT FUNDS AVERAGE       7.97%   5.61%   7.85%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan MI Muni Income      LB Municipal Bond
             00081                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10087.29                    10065.20
  1988/08/31      10137.66                    10074.06
  1988/09/30      10313.11                    10256.40
  1988/10/31      10528.65                    10436.91
  1988/11/30      10443.50                    10341.31
  1988/12/31      10633.25                    10447.10
  1989/01/31      10785.31                    10663.15
  1989/02/28      10719.46                    10541.48
  1989/03/31      10723.44                    10516.29
  1989/04/30      11037.46                    10765.94
  1989/05/31      11263.26                    10989.55
  1989/06/30      11408.45                    11138.79
  1989/07/31      11513.45                    11290.39
  1989/08/31      11423.28                    11179.85
  1989/09/30      11396.79                    11146.54
  1989/10/31      11511.86                    11282.86
  1989/11/30      11671.42                    11480.31
  1989/12/31      11719.43                    11574.22
  1990/01/31      11647.14                    11519.47
  1990/02/28      11746.42                    11622.00
  1990/03/31      11741.62                    11625.48
  1990/04/30      11538.98                    11541.32
  1990/05/31      11812.67                    11793.26
  1990/06/30      11913.80                    11896.92
  1990/07/31      12081.02                    12071.81
  1990/08/31      11898.23                    11896.53
  1990/09/30      11957.53                    11903.31
  1990/10/31      12070.82                    12119.23
  1990/11/30      12307.18                    12362.95
  1990/12/31      12322.81                    12416.73
  1991/01/31      12439.90                    12583.36
  1991/02/28      12532.90                    12692.84
  1991/03/31      12557.74                    12697.41
  1991/04/30      12766.25                    12866.28
  1991/05/31      12824.91                    12980.66
  1991/06/30      12805.97                    12967.81
  1991/07/31      13008.01                    13125.76
  1991/08/31      13164.31                    13298.63
  1991/09/30      13308.82                    13471.78
  1991/10/31      13453.66                    13593.02
  1991/11/30      13503.18                    13630.95
  1991/12/31      13806.12                    13923.47
  1992/01/31      13856.11                    13955.21
  1992/02/29      13879.25                    13959.68
  1992/03/31      13894.99                    13964.84
  1992/04/30      14018.15                    14089.13
  1992/05/31      14170.04                    14254.96
  1992/06/30      14418.80                    14494.16
  1992/07/31      14945.24                    14928.69
  1992/08/31      14734.22                    14783.14
  1992/09/30      14834.25                    14879.82
  1992/10/31      14583.59                    14733.55
  1992/11/30      14940.31                    14997.43
  1992/12/31      15122.71                    15150.55
  1993/01/31      15344.36                    15326.75
  1993/02/28      15961.13                    15881.12
  1993/03/31      15778.95                    15713.26
  1993/04/30      15947.40                    15871.81
  1993/05/31      16053.67                    15961.00
  1993/06/30      16329.32                    16227.39
  1993/07/31      16317.28                    16248.65
  1993/08/31      16704.04                    16586.95
  1993/09/30      16915.37                    16775.87
  1993/10/31      16941.09                    16808.25
  1993/11/30      16830.57                    16660.17
  1993/12/31      17214.36                    17011.87
  1994/01/31      17448.16                    17206.14
  1994/02/28      16944.30                    16760.50
  1994/03/31      16178.34                    16078.02
  1994/04/30      16258.70                    16214.36
  1994/05/31      16341.91                    16354.94
  1994/06/30      16293.91                    16255.01
  1994/07/31      16581.07                    16552.96
  1994/08/31      16622.13                    16610.23
  1994/09/30      16397.60                    16366.40
  1994/10/31      16057.53                    16075.73
  1994/11/30      15552.02                    15785.08
  1994/12/31      15922.45                    16132.51
  1995/01/31      16401.45                    16593.58
  1995/02/28      16874.17                    17076.12
  1995/03/31      16733.77                    17272.32
  1995/04/30      16766.18                    17292.70
  1995/05/31      17306.73                    17844.51
  1995/06/30      17105.79                    17689.27
  1995/07/31      17215.03                    17856.96
  1995/08/31      17447.80                    18083.39
  1995/09/30      17582.81                    18197.86
  1995/10/31      17845.81                    18462.45
  1995/11/30      18187.32                    18768.74
  1995/12/31      18376.60                    18949.11
  1996/01/31      18504.41                    19092.18
  1996/02/29      18355.49                    18963.31
  1996/03/31      18083.00                    18720.95
  1996/04/30      18015.83                    18667.97
  1996/05/31      17998.73                    18660.51
  1996/06/30      18206.59                    18863.72
  1996/07/31      18367.77                    19035.38
  1996/08/31      18332.66                    19030.81
  1996/09/30      18541.48                    19297.24
  1996/10/31      18737.21                    19515.49
  1996/11/30      19080.78                    19872.63
  1996/12/31      18997.33                    19789.16
  1997/01/31      19011.16                    19826.56
  1997/02/28      19201.75                    20008.57
  1997/03/31      18927.00                    19741.86
  1997/04/30      19074.16                    19907.10
  1997/05/31      19343.92                    20206.50
  1997/06/30      19559.27                    20421.70
  1997/07/31      20104.43                    20987.38
  1997/08/31      19890.76                    20790.73
  1997/09/30      20160.42                    21037.51
  1997/10/31      20276.99                    21172.79
  1997/11/30      20409.27                    21297.28
  1997/12/31      20710.97                    21608.01
  1998/01/31      20903.22                    21831.00
  1998/02/28      20907.78                    21837.55
  1998/03/31      20922.09                    21856.77
  1998/04/30      20843.33                    21758.20
  1998/05/31      21128.71                    22102.63
  1998/06/30      21211.77                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980709 112208 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $21,212 - a 112.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
     SIX MONTHS  YEARS ENDED DECEMBER 31,
     ENDED
     JUNE 30,

                 1998   1997   1996    1995    1994     1993

DIVIDEND RETURN  2.42%  5.27%  5.63%   6.15%   5.40%    6.28%

CAPITAL RETURN   0.00%  3.75%  -2.25%  9.26%   -12.90%   7.55%

TOTAL RETURN     2.42%  9.02%  3.38%   15.41%  -7.50%   13.83%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1998              PAST 1       PAST 6        PAST 1
                                         MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                      4.57(CENTS)  27.82(CENTS)  57.00(CENTS)

ANNUALIZED DIVIDEND RATE                 4.78%        4.82%         4.92%

30-DAY ANNUALIZED YIELD                  4.27%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.98%        -             -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.63 over the past one month, $11.63 over the past six months and $11.59 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1998 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with ongoing
expectations that the turmoil in Asia
will slow our economy and keep
inflation at historical lows, played
integral roles in the municipal bond
market during the six months that
ended June 30, 1998. During this
period, the Lehman Brothers
Municipal Bond Index - a
measure of the municipal bond
market - returned 2.69%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 3.93%. Early in the
year, municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply of
municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through
March and April as many issuers
rushed to the market before the
largest deal in municipal history took
place in May - a $3.5 billion
issuance by the Long Island Power
Authority. This heavy supply,
combined with lower demand, put
downward pressure on municipal
bonds in April and May.
Encouraging inflation reports and
renewed concerns over Asia
attracted investors to the bond
market, but municipals lagged
taxable issues through the end of
the period.
NOTE TO SHAREHOLDERS: Norm Lind became Portfolio Manager of Spartan Michigan Municipal Income Fund on January 31, 1998.
Q. HOW DID THE FUND PERFORM, NORM?
A. For the six-month period that ended June 30, 1998, the fund had a total return of 2.42%. To get a sense of how the fund did relative to its competitors, the Michigan municipal debt funds average returned 2.25% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Michigan Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 2.77% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 8.45%. That compared to the 7.97% return of the Michigan municipal debt funds average and the 8.89% return of the Lehman Brothers Michigan Municipal Bond Index over the same one-year period.
Q. WERE THERE BIG CHANGES TO THE FUND'S INVESTMENTS SINCE YOU TOOK
OVER?
A. No, there weren't. I've made only minor changes to the fund, buying and selling securities when attractive opportunities to do so presented themselves. But other than those purchases and sales, I managed the fund much in the same fashion as the previous manager. We share a similar investment style that focuses on finding bonds at prices Fidelity identifies as being below their fair value when one of their characteristics - be it maturity, issuer, credit quality or another factor - temporarily falls out of favor. I also continued to keep the fund's duration - which measures how sensitive its share price is to changes in interest rates - in line with that of the Michigan municipal market as a whole, as measured by the Lehman Brothers Michigan Municipal Bond Index.
Q. CAN YOU EXPLAIN WHY THE MICHIGAN MUNICIPAL MARKET - WHILE POSTING GAINS - SLIGHTLY LAGGED THE NATIONAL MUNICIPAL MARKET OVER THE PAST SIX MONTHS?
A. Sure. Many Michigan municipal bond issuers rushed to issue their own debt in advance of a record-setting $1 billion municipal bond offering for Detroit Metropolitan Wayne County Airport in July. The result of that flood of new issuance in the first half of 1998 was a heavy supply of Michigan municipal bonds, which temporarily exceeded demand and, as a result, weakened the state's municipal market overall relative to much of the nation.
Q. WHICH OF THE FUND'S INVESTMENTS PERFORMED PARTICULARLY WELL? WHICH WERE DISAPPOINTMENTS?
A. The fund benefited from the fact that several of its holdings - including bonds issued by several of the fund's hospital holdings - were advanced-refunded. Issuers often undertake advanced refundings when prevailing interest rates are lower than the interest rate on their older bonds, similar to homeowners refinancing their mortgages. The process is fairly technical, but the upshot is that advanced-refunded bonds become backed by U.S. Treasury securities, which carry the highest credit backing of any bonds available in the market today. As a result, the advanced-refunded municipal takes on the higher credit quality of the Treasuries that back it, and usually rallies in response. As for disappointments, bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds as a group experienced increased prepayment activity when interest rates fell as mortgage borrowers refinanced their debt in order to lower their interest costs. While prepayment is good for the borrower, it can be bad for housing bond holders because it can force them to reinvest at lower interest rates.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS ACROSS BONDS WITH VARIOUS MATURITIES?
A. I kept the fund focused on bonds with maturities between five and 12 years. I did that because the intermediate yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was relatively flat beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds.
Q. WHAT'S AHEAD FOR THE MICHIGAN MUNICIPAL MARKET AND THE FUND?
A. The direction of interest rates will be the primary determinant of municipal bond performance overall, and it's anybody's guess where they will be six months or a year from now. Municipals may be in for a fairly strong period as they play catch up to the U.S. Treasury market, which so far this year has outpaced the municipal market. As for the Michigan municipal market, I'll be carefully monitoring the GM strike. Even though Michigan has done a decent job diversifying its economy into non-auto-related industries, the automobile industry is the state's dominant economic engine. If the strike is protracted, it could have serious implications for some municipal issuers, particularly those in the Flint and Detroit areas. On another front, I expect the state's municipal market will perform more in line with that of the nation as supply becomes more normalized once the Wayne County Airport deal is completed.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NORM LIND ON THE ROLE OF THE
LEHMAN BROTHERS MICHIGAN
MUNICIPAL BOND INDEX IN
MANAGING THE FUND:
"I use the Lehman Brothers
Michigan Bond Index as a
representation of the overall
market in which the fund invests.
The index includes most of the
universe of Michigan Municipal
bonds. I manage the fund to have
similar overall interest-rate risk to
its benchmark index, but beyond
that, the fund can vary
significantly from the index. With
respect to sector, issuer and
structured composition, the fund's
holdings reflect our research
conclusions on the relative value
of bonds.
"For example, the fund was
overweighted - relative to the
index - in Aa-rated and Aaa-rated
securities throughout the past six
months. That's because the yield
advantage offered by Baa-rated
bonds over the top-rated Aaa
bonds was too small, in my opinion,
and not adequate to cover the
extra risk that Baa-rated bonds
carried. My concern was that if the
spread - the difference in income
between Aaa-rated and Baa-rated
bonds - were to grow as the result
of an economic downturn or other
reason, the prices of Baa-rated
bonds would suffer price losses that
would more than overwhelm their
income advantage."
FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START DATE: November 12, 1985
SIZE: as of June 30, 1998,
more than $462 million
MANAGER: Norm Lind, since
January, 1998; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1989
(checkmark)

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

HEALTH CARE         30.1          23.0

GENERAL OBLIGATION  17.4          18.9

ELECTRIC REVENUE    9.3           9.5

SPECIAL TAX         8.8           6.1

HOUSING             7.2           7.6

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                 6 MONTHS AGO

YEARS  14.8                                      14.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                 6 MONTHS AGO

YEARS  6.7                                       6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA 43.4%
AA, A 47.3%
BAA 7.2%
NON-RATED 1.6%
SHORT-TERM
INVESTMENTS 0.5%
AAA 52.2%
AA, A 40.2%
BAA 3.3%
NON-RATED 1.6%
SHORT-TERM
INVESTMENTS 2.7%
ROW: 1, COL: 1, VALUE: 43.4
ROW: 1, COL: 2, VALUE: 47.9
ROW: 1, COL: 3, VALUE: 7.2
ROW: 1, COL: 4, VALUE: 2.5
ROW: 1, COL: 5, VALUE: 1.0
ROW: 1, COL: 1, VALUE: 52.2
ROW: 1, COL: 2, VALUE: 40.2
ROW: 1, COL: 3, VALUE: 3.3
ROW: 1, COL: 4, VALUE: 1.6
ROW: 1, COL: 5, VALUE: 2.7
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 99.5%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MICHIGAN - 98.9%
Anchor Bay School Dist. 5.50% 5/1/18
(MBIA Insured)  Aaa $ 2,720,000 $ 2,806,523
Central Michigan Univ. Rev. 5.50% 10/1/17
(FGIC Insured)  Aaa  1,750,000  1,824,060
Clarkston Commty. Schools 5.55% 5/1/10
(FGIC Insured) (Pre-Refunded to 5/1/05 @ 101) (e)  Aaa  2,600,000
2,817,620
Clintondale Commty. Schools Rfdg.
5.50% 5/1/15  Aa2  2,205,000  2,308,767
Comstock Pub. Schools (Cap. Appreciation)
0% 5/1/05 (FSA Insured)  Aaa  1,300,000  962,585
Davison Commty. School Dist. 5.375% 5/1/16
(FGIC Insured)  Aaa  1,000,000  1,020,860
Dearborn Swr. Disp. Sys. Rev. Series A,
5.10% 4/1/12 (MBIA Insured)  Aaa  1,625,000  1,655,079
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  12,700,000  12,850,749
Detroit Gen. Oblig.:
Rfdg. (Distributable State Aid):
 5.20% 5/1/07 (AMBAC Insured)  Aaa  4,000,000  4,199,680
  5.25% 5/1/08 (AMBAC Insured)  Aaa  7,000,000  7,381,010
  5.25% 5/1/09 (AMBAC Insured)  Aaa  4,500,000  4,745,115
 Series A:
 5% 4/1/01 (FGIC Insured)  Aaa  1,000,000  1,022,220
  5% 4/1/05 (MBIA Insured)  Aaa  1,765,000  1,824,869
Detroit Local Dev. Fin. Auth. Rfdg. Senior Series A,
5.375% 5/1/18  A2  3,000,000  3,039,030
Detroit Swr. Disp. Rev.:
 Rfdg. Series B, 6.25% 7/1/07 (MBIA Insured)  Aaa  1,130,000
1,270,753
 (Wtr. Supply Sys. Proj.) Series A,
 6% 7/1/05 (MBIA Insured)  Aaa  1,885,000  2,058,778
Detroit Wtr. Supply Sys. Rev. Rfdg.:
6.20% 7/1/04 (FGIC Insured)
 (Pre-Refunded to 7/1/02 @ 102) (e)  Aaa  3,795,000  4,108,922
 6.25% 7/1/12 (FGIC Insured)
 (Escrowed to Maturity) (e)  Aaa  1,000,000  1,067,080
 6.50% 7/1/15 (FGIC Insured)  Aaa  6,000,000  7,136,940
Eastern Michigan Univ. Rev. Rfdg. 5.90% 6/1/02
(AMBAC Insured)  Aaa  1,000,000  1,061,670
Ferndale School Dist. Rfdg. 6% 5/1/09
(FGIC Insured)  Aaa  1,300,000  1,459,107
Flint Hosp. Bldg. Auth. Rev.
(Hurley Med. Ctr.) 6.50% 7/1/20
(Pre-Refunded to 7/1/00 @ 100) (e)  Baa1  5,570,000  5,838,697
Grand Rapids Swr. Sys. Impt. Rev. Rfdg. Series A:
5.375% 1/1/09 (FGIC Insured)  Aaa  1,000,000  1,060,070
 5.375% 1/1/10 (FGIC Insured)  Aaa  1,000,000  1,058,120
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Greater Detroit Resource Recovery Auth.
Rev. Rfdg.:
 Series A, 6.25% 12/13/05 (AMBAC Insured)  Aaa $ 4,000,000 $ 4,438,400
  Series B, 6.25% 12/13/05 (AMBAC Insured)  Aaa  2,000,000  2,219,200
Hastings School Dist. 5.625% 5/1/18
(FGIC Insured)  Aaa  1,000,000  1,042,730
Holly Area School Dist.:
6.625% 5/1/03 (FGIC Insured)  Aaa  1,225,000  1,351,763
 6.625% 5/1/06 (FGIC Insured)  Aaa  1,150,000  1,317,026
Howell Pub. Schools Rfdg. (Cap. Appreciation)
0% 5/1/10 (AMBAC Insured)  Aaa  1,130,000  645,128
Huron Valley School Dist. Rfdg. (Cap.
Appreciation) 0% 5/1/11 (FGIC Insured)  Aaa  5,830,000  3,134,908
Imlay Commty. Schools Dist. Rfdg.
(School Bldg. & Site) (Cap. Appreciation)
0% 5/1/06 (FGIC Insured)  Aaa  1,375,000  970,668
Jackson County Hosp. Fin. Auth. Rev. Rfdg.
(W.A. Foote Mem. Hosp.) Series A,
4.75% 6/1/15 (FGIC Insured)  Aaa  1,660,000  1,592,554
Kent County Hosp. Fin. Auth. Rev. Rfdg.:
(Butterworth Hosp.) Series A, 7.25% 1/15/13  Aa3  3,685,000  4,537,893
 (Spectrum Health) Series A:
 5.375% 1/15/10  Aa3  2,200,000  2,306,194
  5.375% 1/15/11  Aa3  2,420,000  2,518,204
  5.375% 1/15/12  Aa3  2,505,000  2,583,657
Kent County Refuse Disp. Sys. Rev. Rfdg. Series A,
5% 11/1/10  Aa2  2,000,000  2,046,760
Lakeshore Pub. Schools (Berrien County)
6.80% 5/1/06 (MBIA Insured)  Aaa  1,000,000  1,156,720
Lansing Bldg. Auth. Rev. (Cap. Appreciation)
0% 6/1/12 (AMBAC Insured)  Aaa  3,000,000  1,512,270
Lowell Area Schools (Cap. Appreciation)
0% 5/1/15 (FGIC Insured)
(Pre-Refunded to 5/1/05 @ 49.088) (e)(f)  Aaa  11,375,000  4,149,828
Marquette Hosp. Fin. Auth. Rev. Rfdg.
(Marquette Gen. Hosp.) Series D,
5.875% 4/1/11 (FSA Insured)  Aaa  2,750,000  2,979,185
Michigan Bldg. Auth. Rev.:
 Rfdg. Series I:
 6% 10/1/00  Aa3  1,375,000  1,434,661
  6.25% 10/1/20  Aa3  1,500,000  1,587,285
 (Detroit Reg.) (Cap. Appreciation) Series I:
 0% 10/1/01 (Escrowed to Maturity) (e)  Aaa  1,000,000  873,030
  0% 10/1/02 (Escrowed to Maturity) (e)  Aaa  2,000,000  1,669,740
  0% 10/1/04 (Escrowed to Maturity) (e)  Aaa  6,820,000  5,215,800
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Bldg. Auth. Rev.: - continued
 (Facs. Prog.):
 Series I, 5.30% 10/1/10 (AMBAC Insured)  Aaa $ 1,300,000 $ 1,369,238
  Series II, 6.75% 10/1/11  Aa3  1,000,000  1,083,650
  Series II-A, 5.50% 10/15/09  A1  5,000,000  5,354,950
Michigan College Savings 0% 8/1/01  Aa1  1,045,000  923,153
Michigan Comprehensive Trans. Rev. Rfdg.:
Series 1988-II, 7.625% 5/1/11
 (Pre-Refunded to 7/2/98 @ 102) (e)  A1  2,145,000  2,187,900
 Series B, 5.75% 5/15/04  Aa3  1,275,000  1,362,580
Michigan Hosp. Fin. Auth. Rev.:
 Rfdg.:
 (Bay Med. Ctr.) Series A, 8.25% 7/1/12  A3  3,000,000  3,265,140
  (Botsford Gen. Hosp.) Series A,
  5% 2/15/05 (MBIA Insured)  Aaa  2,410,000  2,477,866
  (Charity Oblig. Group) Series D,
  4.80% 11/1/04  Aa2  2,500,000  2,529,325
  (Crittenton Hosp.) Series A, 5.25% 3/1/14  A1  6,520,000  6,539,886
  (Daughters of Charity Health Sys.)
  5.50% 11/1/05  Aa2  3,485,000  3,700,129
  (Detroit Med. Ctr.):
  Series A:
   6.375% 8/15/09  A2  1,000,000  1,077,890
    6.50% 8/15/18  A2  9,000,000  9,751,230
   Series B, 5.50% 8/15/23  A2  3,400,000  3,442,126
  (Genesys Reg. Med. Ctr.) Series A:
  5.50% 10/1/18  Baa2  3,000,000  2,994,870
   5.50% 10/1/27  Baa2  8,500,000  8,418,910
  (Henry Ford Health Sys.) Series A,
  5.25% 11/15/25  Aa2  13,100,000  13,102,620
  (McLaren Health Care Corp.) Series A:
  5.375% 10/15/13  A1  9,250,000  9,373,765
   5% 6/1/19  A1  5,000,000  4,811,400
  (Mercy Health Svcs. Inc.) Series T,
  6% 8/15/06  Aa3  1,250,000  1,367,463
  (Sisters of Mercy Health Corp.) Series P,
  5.375% 8/15/14 (MBIA Insured)  Aaa  9,950,000  10,436,555
  (St. John Health Sys.) Series A,
  5% 5/15/28 (AMBAC Insured)  Aaa  3,000,000  2,879,220
 (Daughters of Charity Health Sys./
 Providence Hosp.) 7% 11/1/21
 (Pre-Refunded to 11/1/01 @ 102) (e)  Aa2  1,000,000  1,108,190
 (Mercy Health Svcs., Inc.):
  Series Q:
  6% 8/15/08 (AMBAC Insured)  Aaa  1,130,000  1,240,785
   6% 8/15/10 (AMBAC Insured)  Aaa  1,265,000  1,375,586
   5.375% 8/15/26 (AMBAC Insured)  Aaa  2,000,000  2,015,220
  Series R, 5.25% 8/15/10 (AMBAC Insured)  Aaa  2,195,000  2,275,864
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Rev.: - continued
 (Presbyterian Villages Oblig. Group):
 6.40% 1/1/15  - $ 1,000,000 $ 1,061,800
  6.50% 1/1/25  -  1,225,000  1,300,350
 (St. John Hosp. & Med. Ctr.) Series A:
 6% 5/15/08 (AMBAC Insured)  Aaa  1,615,000  1,787,757
  6% 5/15/09 (AMBAC Insured)  Aaa  1,710,000  1,905,898
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.
Series B:
 5.80% 4/1/19  AA-  4,650,000  4,807,775
  7.55% 4/1/23  AA-  4,750,000  5,018,328
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.
 Rfdg. Series C:
 5.90% 12/1/15  AA+  2,000,000  2,095,840
  5.95% 12/1/17  AA+  2,905,000  3,050,744
 Series A:
  6.80% 12/1/16  AA+  8,000,000  8,762,480
  7.70% 12/1/16  AA+  1,425,000  1,472,111
  5.15% 12/1/26 (AMBAC Insured) (d)  Aaa  2,500,000  2,540,850
 Series C:
 5.95% 12/1/14  AA+  2,500,000  2,624,050
  6% 12/1/16  AA+  2,500,000  2,629,450
Michigan Job Dev. Auth. Poll. Cont. Rev.
(General Motors Corp.) 5.55% 4/1/09  A2  8,825,000  8,973,172
Michigan Muni. Bond Auth. Rev.
(Local Gov't. Loan Prog.):
 Rfdg:
   (Cap. Appreciation) Series A:
   0% 12/1/04 (FGIC Insured)  Aaa  2,000,000  1,513,920
    0% 12/1/05 (FGIC Insured)  Aaa  1,855,000  1,334,932
    0% 12/1/06 (FGIC Insured)  Aaa  5,000,000  3,428,200
    0% 12/1/07 (FGIC Insured)  Aaa  1,000,000  652,600
   Series A, 4.75% 12/1/09 (FGIC Insured)  Aaa  6,000,000  6,024,000
  Series 19, 7.50% 11/1/09 (AMBAC Insured)  Aaa  1,000,000  1,031,340
 (State Revolving Fund):
 Rfdg. Series A, 6% 10/1/03  Aa1  2,490,000  2,699,060
  5.10% 10/1/11  Aa1  4,000,000  4,133,120
Michigan Pub. Pwr. Agcy. Rev. Rfdg.
(Belle River Proj.) Series A:
 5.70% 1/1/03  A1  2,000,000  2,121,500
  5.25% 1/1/18  A1  10,000,000  9,992,800
Michigan South Central Pwr. Agcy. Pwr.
Supply Sys. Rev. Rfdg.:
 5.90% 11/1/06 (MBIA Insured)  Aaa  3,000,000  3,300,120
  5% 11/1/09 (AMBAC Insured)  Aaa  1,675,000  1,677,312
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev. Rfdg.:
(Detroit Edison Co.):
  Series AA, 6.40% 9/1/25 (MBIA Insured)  Aaa $ 5,000,000 $ 5,524,800
  Series BB:
  7% 7/15/08 (MBIA Insured)  Aaa  2,000,000  2,390,180
   6.50% 2/15/16 (FGIC Insured)  Aaa  1,250,000  1,350,575
   7% 5/1/21 (AMBAC Insured)  Aaa  8,500,000  10,814,125
 (Envir. Research Institute):
 6.25% 8/15/06
  (Pre-Refunded to 8/15/02 @ 101) (e)  -  2,660,000  2,894,479
  6.375% 8/15/12
  (Pre-Refunded to 8/15/02 @ 101) (e)  -  1,770,000  1,934,309
 (Ford Motor Co. Proj.) Series A, 7.10% 2/1/06  A1  4,000,000
4,666,920
Michigan Strategic Fund Poll. Cont. Rev. Rfdg.
(General Motors Corp.) 6.20% 9/1/20  A2  1,500,000  1,627,140
Michigan Trunk Line Series A:
 Rfdg. 5.50% 11/1/16  Aa3  7,000,000  7,407,400
 5.75% 10/1/04  Aa3  4,145,000  4,450,942
 5.40% 11/1/11  Aa3  1,585,000  1,664,868
 5.625% 11/1/20 (FGIC Insured)  Aaa  3,000,000  3,140,130
 5.50% 10/1/21  Aa3  7,000,000  7,257,950
Michigan Univ. Rev. Rfdg. Series A, 6.25%
8/15/15 (Pre-Refunded to 8/15/02 @ 101) (e)  Aa2  3,145,000  3,383,674
Mona Shores School Dist. School Bldg. & Site
6.75% 5/1/10 (FGIC Insured)  Aaa  2,220,000  2,643,976
Monroe County Poll. Cont. Rev.
(Detroit Edison Proj.) Series CC,
7.50% 12/1/19 (AMBAC Insured) (d)  Aaa  5,000,000  5,372,300
Okemos Pub. School Dist. Rfdg.:
0% 5/1/12 (MBIA Insured)  Aaa  2,500,000  1,263,675
 0% 5/1/13 (MBIA Insured)  Aaa  1,700,000  812,056
Pickney Commty. Schools (Livingston & Washtenaw
Counties) 5.50% 5/1/14 (FGIC Insured)  Aaa  3,075,000  3,192,803
Port Huron Area School Dist. (School Bldg. & Site)
(Cap. Appreciation)  0% 5/1/08  Aa2  1,975,000  1,264,790
Rochester Commty. School Dist. Rfdg.
5.625% 5/1/11 (FGIC Insured)  Aaa  1,000,000  1,083,970
Romulus Commty. Schools (Cap. Appreciation)
Series I, 0% 5/1/06 (FSA Insured)  Aaa  3,610,000  2,548,443
Royal Oak Hosp. Fin. Auth. Hosp. Rev.
(William Beaumont Hosp.):
 Rfdg. 5.50% 1/1/14  Aa3  4,000,000  4,135,400
  (Cap. Appreciation) Series K, 0% 11/15/05  Aa3  5,910,000  4,224,764
Royal Oak School Dist. (School Bldg. & Site) (Cap.
Appreciation) 0% 5/1/05 (AMBAC Insured)  Aaa  3,000,000  2,221,350
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
St. Clair Shores Econ. Dev. Corp. Ltd. Oblig.
Rev. (Bon Secours Health Sys.) Series B,
7.50% 9/1/15  A2 $ 1,800,000 $ 1,919,160
St. Johns Pub. Schools 6.50% 5/1/07
(FGIC Insured)  Aaa  1,400,000  1,606,710
Univ. of Michigan Rev. Rfdg. (Univ. Hosp. Proj.):
Series A, 5.75% 12/1/12  Aa2  9,000,000  9,399,240
 Series A-1, 5.25% 12/1/10  Aa2  1,685,000  1,743,217
Walled Lake Consolidated School Dist. Rfdg.
5.30% 5/1/09 (MBIA Insured)  Aaa  3,550,000  3,726,435
Wayne Charter County Arpt. Rev.
(Detroit Metropolitan Arpt.):
  Rfdg. Series C, 5.25% 12/1/03
  (MBIA Insured)  Aaa  2,000,000  2,047,900
  Series B, 6.875% 12/1/11
  (MBIA Insured) (d)  Aaa  1,500,000  1,638,420
Wayne County Bldg. Auth. Series A, 8% 3/1/17
(Pre-Refunded to 3/1/02 @ 102) (e)  Baa2  2,250,000  2,581,830
West Ottawa Pub. School Dist.:
 Rfdg. 5.25% 5/1/10 (FGIC Insured)  Aaa  3,875,000  4,025,156
 (Bldg. & Site) (Cap. Appreciation)
 0% 5/1/06 (MBIA Insured)
 (Pre-Refunded to 5/1/05 @ 95.92) (e)  Aaa  4,110,000  2,929,855
Western Michigan Univ. Rev.:
 Rfdg. 5.125% 11/15/22 (FGIC Insured)  Aaa  4,490,000  4,437,871
 5.60% 7/15/17 (FGIC Insured) (c)  Aaa  2,500,000  2,530,275
Western Townships Util. Auth. Swr. Disp. Sys.
8.20% 1/1/18  BBB+  9,950,000   10,346,309
  454,470,325
PUERTO RICO - 0.6%
Puerto Rico Commonwealth Urban Renewal &
Hsg. Corp. Commonwealth Appropriation Rfdg.
7.875% 10/1/04  Baa  2,800,000   2,970,319
TOTAL MUNICIPAL BONDS
(Cost $429,089,852)   457,440,644
MUNICIPAL NOTES (A) - 0.5%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MICHIGAN - 0.5%
Bruce Township Hosp. Fin. Auth. Health Care
Sys. Rev. (Sisters of Charity/St. Joseph Hosp.)
Series A, 3.30% (MBIA Insured)
(Liquidity Facility Morgan Guaranty
Trust Co., NY) VRDN  VMIG 1 $ 1,300,000 $ 1,300,000
Midland County Econ. Dev. Corp. Econ. Dev. Ltd.
Oblig. Rev. (Dow Chemical Co. Proj.) VRDN:
  Rfdg. Series B, 4.15%  P-1  800,000  800,000
  Series A, 4.25% (d)  P-1  200,000  200,000
TOTAL MUNICIPAL NOTES
(Cost $2,300,000)   2,300,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $431,389,852)  $ 459,740,644
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
80 Municipal Bond Contracts   Sept. 98 $ 9,957,500 $ (10,478)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.2%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $286,384.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 81.3% AAA, AA, A 86.7%
Baa 5.0% BBB  5.9%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 1.6%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care   30.1%
General Obligation   17.4
Electric Revenue   9.3
Special Tax   8.8
Housing   7.2
Escrowed/Pre-Refunded   7.0
Water & Sewer   6.4
Others (individually less than 5%)   13.8
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $431,389,852. Net unrealized appreciation aggregated $28,350,792, of which $28,382,252 related to appreciated investment securities and $31,460 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending December 31, 1998 approximately $16,706,000 of losses recognized during the period November 1, 1997 to December 31, 1997.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES

                                                             JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $431,389,852) -                 $ 459,740,644
SEE ACCOMPANYING SCHEDULE

CASH                                                                      85,173

RECEIVABLE FOR INVESTMENTS SOLD                                           7,377,419

RECEIVABLE FOR FUND SHARES SOLD                                           114,945

INTEREST RECEIVABLE                                                       5,910,506

 TOTAL ASSETS                                                             473,228,687

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 9,569,024

PAYABLE FOR FUND SHARES REDEEMED                             183,790

DISTRIBUTIONS PAYABLE                                        428,856

ACCRUED MANAGEMENT FEE                                       143,811

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             25,000

OTHER PAYABLES AND ACCRUED EXPENSES                          89,539

 TOTAL LIABILITIES                                                        10,440,020

NET ASSETS                                                               $ 462,788,667

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 450,501,855

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (16,053,502)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 28,340,314

NET ASSETS, FOR 39,802,170 SHARES OUTSTANDING                            $ 462,788,667

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $11.63
SHARE ($462,788,667 (DIVIDED BY) 39,802,170 SHARES)



STATEMENT OF OPERATIONS
                                           SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 12,241,366

EXPENSES

MANAGEMENT FEE                                            $ 883,552

TRANSFER AGENT FEES                                        245,821

ACCOUNTING FEES AND EXPENSES                               98,217

NON-INTERESTED TRUSTEES' COMPENSATION                      889

CUSTODIAN FEES AND EXPENSES                                10,385

REGISTRATION FEES                                          6,954

AUDIT                                                      18,599

LEGAL                                                      13,470

MISCELLANEOUS                                              806

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,278,693

 EXPENSE REDUCTIONS                                        (34,112)      1,244,581

NET INTEREST INCOME                                                      10,996,785

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     2,996,081

 FUTURES CONTRACTS                                         (79,227)      2,916,854

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (3,224,547)

 FUTURES CONTRACTS                                         (6,655)       (3,231,202)

NET GAIN (LOSS)                                                          (314,348)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 10,682,437
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 10,996,785       $ 22,697,837
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                2,916,854          (12,201,451)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (3,231,202)        28,643,131

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         10,682,437         39,139,517
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (10,996,785)       (22,697,837)
FROM NET INTEREST INCOME

 IN EXCESS OF NET REALIZED GAIN                          -                  (3,518,403)

 TOTAL DISTRIBUTIONS                                     (10,996,785)       (26,216,240)

SHARE TRANSACTIONS                                       37,443,258         65,013,819
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           8,349,777          19,654,457

 COST OF SHARES REDEEMED                                 (40,621,946)       (95,388,865)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM    5,171,089          (10,720,589)
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                4,856,741          2,202,688

NET ASSETS

 BEGINNING OF PERIOD                                     457,931,926        455,729,238

 END OF PERIOD                                          $ 462,788,667      $ 457,931,926

OTHER INFORMATION
SHARES

 SOLD                                                    3,220,536          5,699,700

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 718,489            1,717,007

 REDEEMED                                                (3,496,023)        (8,380,550)

 NET INCREASE (DECREASE)                                 443,002            (963,843)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                  YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998
                              (UNAUDITED)        1997       1996       1995       1994       1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.630           $ 11.300   $ 11.560   $ 10.580   $ 12.340   $ 11.710
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .028                .571       .630 E     .611       .687       .709
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              .000                .420       (.258)     .980       (1.590)    .870
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .028                .991       .372       1.591      (.903)     1.579
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.028)              (.571)     (.630)     (.611)     (.687)     (.709)
 INCOME

 IN EXCESS OF NET              -                   -          (.002) F   -          -          -
 INTEREST INCOME

 FROM NET REALIZED             -                   -          -          -          (.080)     (.240)
 GAIN

 IN EXCESS OF NET              -                   (.090)     -          -          (.090)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.028)              (.661)     (.632)     (.611)     (.857)     (.949)

NET ASSET VALUE,              $ 11.630           $ 11.630   $ 11.300   $ 11.560   $ 10.580   $ 12.340
END OF PERIOD

TOTAL RETURN B, C              2.42%               9.02%      3.38%      15.41%     (7.50)%    13.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 462,789          $ 457,932  $ 455,729  $ 491,874  $ 433,694  $ 563,492
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .55% A, D          .56% D     .59%       .59%       .57%       .59%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.83% A            5.08%      5.52%      5.49%      6.04%      5.79%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        33% A              16%        29%        29%        18%        33%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $.049 RECEIVED FROM AN ISSUER THAT WAS IN BANKRUPTCY.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
PERFORMANCE: THE BOTTOM LINE

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed for certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998              PAST 6  PAST 1  PAST 5  LIFE OF
                                         MONTHS  YEAR    YEARS   FUND

FIDELITY MI MUNICIPAL MONEY MARKET       1.53%   3.17%   15.39%  32.04%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE  1.50%   3.12%   15.20%  31.08%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 12, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 441 money market funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                   PAST 1  PAST 5  LIFE OF
                                              YEAR    YEARS   FUND

FIDELITY MI MUNICIPAL MONEY MARKET            3.17%   2.90%   3.34%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE       3.12%   2.89%   3.26%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                              6/29/98  3/30/98  12/29/97  9/29/97  6/30/97

FIDELITY MICHIGAN MUNICIPAL   3.05%    3.08%    3.45%     3.38%    3.54%
MONEY MARKET FUND

ALL TAX-FREE MONEY MARKET     3.05%    3.05%    3.38%     3.35%    3.48%
FUNDS AVERAGE

FIDELITY MICHIGAN MUNICIPAL   4.99%    5.03%    5.64%     5.52%    5.79%
MONEY MARKET FUND
TAX-EQUIVALENT

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 38.82%. A portion of the fund's income may be subject to the federal alternative minimum tax.
COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Fidelity Michigan Municipal Money Market Fund
Q. DIANE, WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS?
A. The unique combination of strong economic growth with an increasingly tight labor market amidst benign inflation provided the backdrop for the period. In general, financial conditions have been very accommodating for growth, as evidenced by rising stock prices, low interest rates and easy credit. Positive consumer sentiment has been at an all-time high. As a result of this positive backdrop, real GDP - gross domestic product adjusted for inflation - grew at a very strong rate of 5.4% in the first quarter of 1998. Employment was strong, with U.S. unemployment dropping to a 28-year low of 4.3% in April. Low unemployment generally leads to wage increases, which can eventually lead to increased prices at the consumer level. However, labor cost pressures were contained because increased compensation was offset by productivity improvements. In addition, prices at the producer level declined, while prices at the consumer level rose only marginally.
Q. HOW DID THESE FACTORS AFFECT MONETARY POLICY?
A. At the beginning of the period, many market participants believed the Asian financial crisis would cause a significant slowdown in the U.S. economy. In fact, many observers began to expect the Federal Reserve Board to lower short-term interest rates in order to bolster economic growth. When first-quarter economic data failed to show evidence of a slowdown, however, fears of a rate increase were re-ignited. Nevertheless, expectations remained that economic problems in Asia would lead to a decrease in net exports from the U.S. However, while the Asian crisis has dampened U.S. net exports, the slowdown hasn't been enough to offset the strength in domestic demand. As a result, the Fed has indicated that it is biased toward raising rates if signs of inflation emerge.
Q. WHAT WAS YOUR STRATEGY AS THIS SCENARIO UNFOLDED?
A. The fund's average maturity rolled down during the period and remained shorter than most of its competitors. Supply and demand factors helped dictate this strategy. There has been a tremendous amount of issuance of short-term variable-rate demand notes in the market, while fixed-rate, one-year notes haven't been as plentiful.
To attract buyers, issuers of the variable-rate paper have had to offer yields that actually have been higher than those provided by longer-term one-year notes. Because of this situation, I built up the fund's demand-note position to take advantage of those higher yields. This strategy fit in nicely with my interest-rate outlook, because keeping a shorter average maturity enabled me to keep the fund fairly nimble if the Fed had stepped in to raise interest rates in response to, or in anticipation of, signs of emerging inflation.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1998, was 3.05%, compared to 3.46% six months ago. The latest yield was the tax-equivalent of a 4.99% yield for Michigan investors in the 38.82% combined federal and state tax bracket. Through June 30, 1998, the fund's six-month total return was 1.53%, compared to 1.50% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The economy continues to plug along, although estimates point to a slowdown in second-quarter GDP due to continued weakening in net exports, record inventories built up in the first quarter and the General Motors strike. These factors should be temporary, however, with growth picking up again in the second half of the year. Employment continues to be strong, and these tight labor markets might spark inflationary pressures that could cause the Fed to raise interest rates. At the same time, the Fed has been reluctant to do so because of the uncertainties brought on by the crises overseas. Given this backdrop, I plan to maintain a relatively short average maturity, taking advantage of higher-yielding variable-rate demand notes. In addition, this strategy will allow me the opportunity to extend the fund's average maturity if the Fed does raise short-term rates.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL:  high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities
FUND NUMBER: 420
TRADING SYMBOL: FMIXX
START DATE: January 12, 1990
SIZE: as of June 30, 1998,
more than $307 million
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           6/30/98           12/31/97          6/30/97

  0 - 30   78                77                79

 31 - 90   13                8                 12

 91 - 180  6                 4                 8

181 - 397  3                 11                1

WEIGHTED AVERAGE MATURITY
                            6/30/98  12/31/97  6/30/97

MICHIGAN MUNICIPAL
MONEY MARKET FUND           27 DAYS  40 DAYS   24 DAYS

ALL TAX-FREE MONEY MARKET
FUNDS AVERAGE*              41 DAYS  48 DAYS   44 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
Row: 1, Col: 1, Value: 76.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 68.0
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 2.0
Variable rate demand
notes (VRDNs) 76%
Commercial paper
(including CP mode) 14%
Tender bonds 3%
Municipal notes 5%
Other 2%

Variable rate demand
notes (VRDNs) 68%
Commercial paper
(including CP mode) 17%
Tender bonds 0%
Municipal notes 13%
Other 2%

*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 100%
Cornell Econ. Dev. Corp. Ind. Dev. Rev. Rfdg. Bonds
(Mead-Escanaba Paper Co. Proj.) Series 1990,
3.70% 9/8/98, LOC Credit Suisse First Boston, CP mode $ 1,300,000 $
1,300,000
Delta County Ind. Dev. Rev. Bonds (Mead-Escanaba
Paper Co. Proj.) Series 1985 B, 3.60% 7/9/98,
LOC United Bank of Switzerland, CP mode  1,200,000  1,200,000
Detroit Wtr. Supply Sys. Participating VRDN (c):
Series SG-64, 3.68%
 (Liquidity Facility Societe Generale, France) 3,500,000 3,500,000 Series SGB-6, 3.70%
 (Liquidity Facility Societe Generale, France) 7,570,000 7,570,000 Flint Econ. Dev. Corp. Ltd. Oblig. Rev.
(Genesee County Real Estate Proj.) Series 1990,
3.65%, LOC NBD Bank, NA, VRDN (b)  900,000  900,000
Genesee County Econ. Dev. Corp. Ltd. Oblig. Econ. Dev. Rev.
(Creative Foam Corp. Proj.) Series 1994, 3.65%,
LOC NBD Bank, NA, VRDN (b)  3,000,000  3,000,000
Georgetown Charter Township Ind. Dev. Ltd. Oblig. Rev.
(J&F Steel Corp. Proj.) Series 1989, 3.60%,
LOC Societe Generale, France, VRDN (b)  1,000,000  1,000,000
Jackson County Econ. Dev. Corp. Rev. (SPX Corp. Proj.)
Series 1984, 3.80%, LOC NBD Bank, NA, VRDN  2,000,000  2,000,000
Livonia Econ. Dev. Corp. Rev. (Ajluni Proj.)
Series 1993, 3.65%, LOC NBD Bank, NA, VRDN (b)  1,800,000  1,800,000
Melvindale Econ. Dev. Corp. Rev.
(des Jardins Ltd.) Series 1990-A, 3.90%,
LOC Comerica Bank, Detroit, VRDN (b)  200,000  200,000
Michigan Bldg. Auth. Rev. Bonds (Facs. Prog.)
Series II, 4.50% 10/15/98  6,025,000  6,035,995
Michigan Gen. Oblig. TAN 4.50% 9/30/98  9,000,000  9,021,060
Michigan Higher Ed. Auth. Rev.
(Davenport College of Business) Series 1997, 3.60%,
LOC Old Kent Bank, Michigan, VRDN  920,000  920,000
Michigan Higher Ed. Student Loan Auth. Rev., VRDN:
 Rfdg.:
 Series XII-B, 3.55% (AMBAC Insured)
  (BPA Krediet Bank, NV) (b)  5,500,000  5,500,000
  Series XII-F, 3.55% (AMBAC Insured)
  (BPA Krediet Bank, NV) (b)  6,300,000  6,300,000
 Series XII-D, 3.55% (AMBAC Insured)
 (BPA Krediet Bank, NV) (b)  100,000  100,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Hosp. Rev. VRDN:
(Hosp. Equip. Loan Prog.) Series A, 3.60%,
 LOC First of America Bank, NA $ 11,080,000 $ 11,080,000
 (St. Mary's Hosp. of Livonia) Series 1996 A,
 3.50%, LOC Comerica Bank, Detroit  4,600,000  4,600,000
 3.60%, LOC First of America Bank, NA  2,900,000  2,900,000
Michigan Hosp. Fin. Auth. Participating VRDN, Series
1997 X, 3.70% (Liquidity Facility First Union Bank) (c)  2,700,000
2,700,000
Michigan Hsg. Dev. Auth.:
Ltd. Oblig. Rev. (Woodland Meadows Apts. Proj.)
 3.55%, LOC United Bank of Switzerland, VRDN (b) 3,000,000 3,000,000 Multi-Family Hsg. Rev. Bonds Series 1988 A:
 3.80% 7/10/98, LOC Landesbank
  Hessen-Thuringen, CP mode (b)  1,500,000  1,500,000
  3.75% 8/18/98, LOC Landesbank
  Hessen-Thuringen, CP mode (b)  2,500,000  2,500,000
 Participating VRDN (c):
  Series 1997 N, 3.75% (Liquidity Facility Caisse
  des Depots et Consignations) (b)  3,240,000  3,240,000
  Series PT-38, 3.73%
  (Liquidity Facility Commerzbank AG) (b)  4,710,000  4,710,000
 Single Family Mtg.:
 Bonds Series 1998 A, 3.80% 2/25/99 (Bayerische
  Landesbank Girozentrale Guaranteed) (b) 8,000,000 8,000,000 Participating VRDN (c):
  Series PT-19, 3.73%
   (Liquidity Facility Credit Suisse First Boston) (b)  3,910,000
3,910,000
   Series PT-58, 3.60%
   (Liquidity Facility Credit Suisse First Boston) (b)  7,905,000
7,905,000
Michigan Muni. Bond Auth. RAN:
4.50% 7/2/98  4,000,000  4,000,067
 4.50% 9/18/98  2,800,000  2,803,497
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN:
(Althaus Family Investors II) Series 1997, 3.73%,
 LOC Huntington Nat'l. Bank, Columbus Ohio  2,500,000  2,500,000
 (BC & C Proj.) 3.70%, LOC Comerica Bank, Detroit (b)  1,750,000
1,750,000
 (B&G Realty Proj.) 3.75%, LOC Bank One, Wisconsin  1,700,000
1,700,000
 (Bosal Ind. Proj.) Series 1998, 3.70%,
 LOC Bank of New York, NA (b)  3,000,000  3,000,000
 (C-TEC, Inc. Proj.) 3.70%, LOC SunTrust Bank of Atlanta (b)
1,500,000  1,500,000
 (Continental Properties, LLC Proj.) Series 1997, 3.70%,
 LOC Comerica Bank, Detroit  3,800,000  3,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN: - continued
 (Doss Ind. Dev. Co.) 3.65%, LOC NBD Bank, NA (b) $ 3,600,000 $
3,600,000
 (Envir. Quality Co. Proj.) Series 1995, 3.70%,
 LOC Comerica Bank, Detroit (b)  1,100,000  1,100,000
 (Grandview Plaza Riverview Assoc.) 3.80%,
 LOC First of America Bank, NA  3,370,000  3,370,000
 (Hi Tech Mold & Engineering) Series 1991, 3.65%,
 LOC NBD Bank, NA (b)  900,000  900,000
 (John H. Dekker & Sons Proj.) Series 1998, 3.70%,
 LOC Michigan Nat'l. Bank, Detroit (b)  2,500,000  2,500,000
 (Mans Proj.) Series 1998, 3.70%,
 LOC Comerica Bank, Detroit (b)  3,200,000  3,200,000
 (Michigan Sugar Co./Caro Proj.) Series 1991, 3.60%,
 LOC SunTrust Bank of Atlanta  2,000,000  2,000,000
 (Nat'l. Rubber, Inc. Proj.) Series 1995, 3.65%,
 LOC Nat'l. Bank of Canada (b)  2,400,000  2,400,000
 (NFS Int'l. Proj.) Series 1997 B, 3.85%,
 LOC First of America Bank, NA  1,000,000  1,000,000
 (PBL Enterprises, Inc. Proj.) Series 1997, 3.70%,
 LOC Comerica Bank, Detroit (b)  3,500,000  3,500,000
 (The Spiratex Co. Proj.) Series 1994, 3.65%,
 LOC NBD Bank, NA (b)  2,400,000  2,400,000
 (TEI Investments, LLC Proj.) Series 1997, 3.70%,
 LOC Comerica Bank, Detroit (b)  1,000,000  1,000,000
 (Trilan LLC Proj.) 3.65%, LOC NBD Bank, NA  5,000,000  5,000,000
 (Ultimate Hydroforming, Inc. Proj.) 3.65%,
 LOC NBD Bank, NA (b)  600,000  600,000
 (UNI Boring Co., Inc. Proj.) Series 1992, 3.65%,
 LOC NBD Bank, NA (b)  1,600,000  1,600,000
 (United Waste Sys. Proj.) Series 1995, 3.70%,
 LOC Bank of America  4,300,000  4,300,000
 (Vent-Rite Valve Corp. Proj./Skidmore Realty L.C.)
 3.85%, LOC Fleet Nat'l. Bank  2,000,000  2,000,000
Michigan Strategic Fund Poll. Cont. Rev.:
(Dow Chemical Co. Proj.) Bonds:
  Series 1986, 3.70% 9/4/98, CP mode (b)  4,000,000  4,000,000
  Series 1988:
   3.80% 8/11/98, CP mode (b)  6,700,000  6,700,000
   3.80% 8/11/98, CP mode (b)  1,500,000  1,500,000
   3.80% 8/12/98, CP mode (b)  4,200,000  4,200,000
   3.75% 9/9/98, CP mode (b)  1,000,000  1,000,000
   3.70% 9/10/98, CP mode (b)  2,600,000  2,600,000
   3.65% 9/16/98, CP mode  1,500,000  1,500,000
   3.65% 10/13/98, CP mode (b)  3,250,000  3,250,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Poll. Cont. Rev.: - continued
(General Motors Corp. Proj.) VRDN:
 3.35% $ 18,525,000 $ 18,525,000
  Series 1988 A, 3.70%  5,830,000  5,830,000
Michigan Strategic Fund Solid Waste Disp. Rev., VRDN:
(Grayling Gen. Station Proj.) Series 1990, 3.60%,
 LOC Barclays Bank PLC (b)  18,900,000  18,900,000
 (Great Lakes Recovery) 3.65%,
 LOC NBD Bank, NA (b)  2,700,000  2,700,000
Michigan Trunk Line Participating VRDN (c):
Series SG-44, 3.68%
 (Liquidity Facility Societe Generale, France) 5,830,000 5,830,000 Series SG-87, 3.68%
 (Liquidity Facility Societe Generale, France) 4,700,000 4,700,000 Midland County Econ. Dev. Corp. Rev. (Dow Chemical
Co. Proj.) Series 1993 A, 4.25%, VRDN (b)  3,400,000  3,400,000
Mona Shores School Dist. Participating VRDN, Series SG-26,
3.68% (Liquidity Facility Societe Generale, France) (c)  3,575,000
3,575,000
Monroe County Poll. Cont. Rev. Participating VRDN (c):
Series 1997 M, 3.75% (Liquidity Facility Caisse
 des Depots et Consignations) (b)  3,450,000  3,450,000
 Series PT-143, 3.73%
 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)  4,000,000
4,000,000
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev. (Cardell
Corp.) 3.70%, LOC Comerica Bank, Detroit, VRDN (b) 150,000 150,000 Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc. Proj.) 3.70%,
LOC Comerica Bank, Detroit, VRDN (b)  4,400,000  4,400,000
Tolfree Mem. Hosp. Corp. Rev., VRDN:
Series 1996 B, 3.60%, LOC First of America Bank, NA  4,200,000
4,200,000
 Series 1997-D, 3.60%, LOC First of America Bank, NA  1,600,000
1,600,000
Univ. of Michigan Regents 3.70% 9/9/98, CP  12,000,000  12,000,000
Wayne County Arpt. Rev. Rfdg. Series 1996 A, 3.60%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)  15,800,000
15,800,000
TOTAL INVESTMENTS IN SECURITIES - 100%  $ 301,725,619
Total Cost for Income Tax Purposes  $ 301,725,619
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $107,800 of which $1,600, $1,700, $10,300, $39,100,
$4,800, $39,300 and $11,000 will expire on December 31, 1998, 1999,
2001, 2002, 2003, 2004 and 2005, respectively.
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                             JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 301,725,619
SEE ACCOMPANYING SCHEDULE

CASH                                                                     161,508

RECEIVABLE FOR INVESTMENTS SOLD                                          3,802,433

RECEIVABLE FOR FUND SHARES SOLD                                          1,771,318

INTEREST RECEIVABLE                                                      1,873,721

 TOTAL ASSETS                                                            309,334,599

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                           $ 1,769,840

DISTRIBUTIONS PAYABLE                                       18,333

ACCRUED MANAGEMENT FEE                                      99,464

OTHER PAYABLES AND ACCRUED EXPENSES                         65,213

 TOTAL LIABILITIES                                                       1,952,850

NET ASSETS                                                              $ 307,381,749

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 307,493,782

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (112,033)

NET ASSETS, FOR 307,493,744 SHARES OUTSTANDING                          $ 307,381,749

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($307,381,749 (DIVIDED BY) 307,493,744 SHARES)


STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                   $ 5,527,876

EXPENSES

MANAGEMENT FEE                                         $ 582,914

TRANSFER AGENT FEES                                     245,795

ACCOUNTING FEES AND EXPENSES                            31,788

NON-INTERESTED TRUSTEES' COMPENSATION                   1,062

CUSTODIAN FEES AND EXPENSES                             9,005

REGISTRATION FEES                                       22,599

AUDIT                                                   14,597

LEGAL                                                   6,368

 TOTAL EXPENSES BEFORE REDUCTIONS                       914,128

 EXPENSE REDUCTIONS                                     (1,109)    913,019

NET INTEREST INCOME                                                4,614,857

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (4,231)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 4,610,626


STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          JUNE 30, 1998      DECEMBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 4,614,857        $ 8,383,085
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (4,231)            (10,978)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           4,610,626          8,372,107
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (4,614,857)        (8,383,085)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   398,081,716        611,337,739
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    4,448,900          8,021,475

 COST OF SHARES REDEEMED                                   (383,084,692)      (591,999,838)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          19,445,924         27,359,376
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  19,441,693         27,348,398

NET ASSETS

 BEGINNING OF PERIOD                                       287,940,056        260,591,658

 END OF PERIOD                                            $ 307,381,749      $ 287,940,056




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .015                .031       .030       .033       .024       .020
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.015)              (.031)     (.030)     (.033)     (.024)     (.020)
 INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B, C              1.53%               3.18%      3.00%      3.38%      2.44%      1.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 307,382          $ 287,940  $ 260,592  $ 231,259  $ 221,735  $ 175,190
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .61% A              .61%       .62%       .63%       .61%       .62%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .61% A              .61%       .61% D     .63%       .61%       .62%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.07% A             3.14%      2.96%      3.32%      2.45%      1.96%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $87,785,902 and $73,292,422, respectively.
The market value of futures contracts opened and closed during the period amounted to $37,019,261 and $28,458,720, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets for the income and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .11% and .16% of average net assets for the income fund and the money market fund, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of average net assets. For the period, the reimbursement reduced the expenses by $30,199.
In addition, each fund has entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the custodian and transfer agent fees were reduced by $2,199 and $1,714 , respectively, for the income fund and $1,109 and $0, respectively, for the money market fund, under these arrangements.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investment Money
Management, Inc., (FIMM)
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President, INCOME FUND
Boyce I. Greer, Vice President,
MONEY MARKET FUND
Norman U. Lind, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

MINNESOTA MUNICIPAL INCOME
FUND



SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGERS' REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  19   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 23   NOTES TO THE FINANCIAL STATEMENTS.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998             PAST 6  PAST 1  PAST 5  PAST 10
                                        MONTHS  YEAR    YEARS   YEARS

SPARTAN MN MUNICIPAL INCOME             2.19%   7.95%   32.12%  105.23%

LB MINNESOTA ENHANCED MUNICIPAL BOND    2.65%   8.38%   34.69%  N/A

MINNESOTA MUNICIPAL DEBT FUNDS AVERAGE  2.36%   7.72%   31.05%  105.75%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Minnesota Enhanced Municipal Bond Index - a total return performance benchmark for Minnesota investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Minnesota municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 47 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

SPARTAN MN MUNICIPAL INCOME                  7.95%   5.73%   7.45%

LB MINNESOTA ENHANCED MUNICIPAL BOND         8.38%   6.14%   N/A

MINNESOTA MUNICIPAL DEBT FUNDS AVERAGE       7.72%   5.55%   7.48%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan MN Muni Income      LB Municipal Bond
             00082                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10048.42                    10065.20
  1988/08/31      10067.19                    10074.06
  1988/09/30      10247.37                    10256.40
  1988/10/31      10481.44                    10436.91
  1988/11/30      10410.90                    10341.31
  1988/12/31      10605.98                    10447.10
  1989/01/31      10750.60                    10663.15
  1989/02/28      10678.91                    10541.48
  1989/03/31      10690.45                    10516.29
  1989/04/30      10963.12                    10765.94
  1989/05/31      11110.35                    10989.55
  1989/06/30      11236.26                    11138.79
  1989/07/31      11320.33                    11290.39
  1989/08/31      11243.28                    11179.85
  1989/09/30      11189.52                    11146.54
  1989/10/31      11347.52                    11282.86
  1989/11/30      11508.57                    11480.31
  1989/12/31      11585.59                    11574.22
  1990/01/31      11505.51                    11519.47
  1990/02/28      11636.05                    11622.00
  1990/03/31      11647.87                    11625.48
  1990/04/30      11498.51                    11541.32
  1990/05/31      11732.60                    11793.26
  1990/06/30      11843.65                    11896.92
  1990/07/31      12046.32                    12071.81
  1990/08/31      11849.73                    11896.53
  1990/09/30      11952.18                    11903.31
  1990/10/31      12100.11                    12119.23
  1990/11/30      12365.32                    12362.95
  1990/12/31      12422.01                    12416.73
  1991/01/31      12526.69                    12583.36
  1991/02/28      12608.65                    12692.84
  1991/03/31      12630.09                    12697.41
  1991/04/30      12782.81                    12866.28
  1991/05/31      12911.08                    12980.66
  1991/06/30      12859.43                    12967.81
  1991/07/31      13026.49                    13125.76
  1991/08/31      13157.25                    13298.63
  1991/09/30      13251.89                    13471.78
  1991/10/31      13297.24                    13593.02
  1991/11/30      13268.61                    13630.95
  1991/12/31      13477.71                    13923.47
  1992/01/31      13536.64                    13955.21
  1992/02/29      13593.18                    13959.68
  1992/03/31      13614.75                    13964.84
  1992/04/30      13710.99                    14089.13
  1992/05/31      13861.61                    14254.96
  1992/06/30      14048.62                    14494.16
  1992/07/31      14394.27                    14928.69
  1992/08/31      14246.92                    14783.14
  1992/09/30      14280.64                    14879.82
  1992/10/31      14013.95                    14733.55
  1992/11/30      14338.02                    14997.43
  1992/12/31      14505.66                    15150.55
  1993/01/31      14726.88                    15326.75
  1993/02/28      15181.47                    15881.12
  1993/03/31      15039.79                    15713.26
  1993/04/30      15180.82                    15871.81
  1993/05/31      15284.21                    15961.00
  1993/06/30      15534.22                    16227.39
  1993/07/31      15553.77                    16248.65
  1993/08/31      15879.15                    16586.95
  1993/09/30      16106.25                    16775.87
  1993/10/31      16126.72                    16808.25
  1993/11/30      15991.39                    16660.17
  1993/12/31      16307.55                    17011.87
  1994/01/31      16496.89                    17206.14
  1994/02/28      16065.85                    16760.50
  1994/03/31      15368.44                    16078.02
  1994/04/30      15457.00                    16214.36
  1994/05/31      15563.73                    16354.94
  1994/06/30      15507.72                    16255.01
  1994/07/31      15791.83                    16552.96
  1994/08/31      15826.60                    16610.23
  1994/09/30      15621.51                    16366.40
  1994/10/31      15282.84                    16075.73
  1994/11/30      14943.74                    15785.08
  1994/12/31      15327.56                    16132.51
  1995/01/31      15773.84                    16593.58
  1995/02/28      16226.76                    17076.12
  1995/03/31      16400.27                    17272.32
  1995/04/30      16416.06                    17292.70
  1995/05/31      16867.68                    17844.51
  1995/06/30      16729.67                    17689.27
  1995/07/31      16795.30                    17856.96
  1995/08/31      16985.66                    18083.39
  1995/09/30      17111.33                    18197.86
  1995/10/31      17349.83                    18462.45
  1995/11/30      17617.34                    18768.74
  1995/12/31      17779.65                    18949.11
  1996/01/31      17891.39                    19092.18
  1996/02/29      17804.11                    18963.31
  1996/03/31      17575.88                    18720.95
  1996/04/30      17505.50                    18667.97
  1996/05/31      17502.12                    18660.51
  1996/06/30      17659.54                    18863.72
  1996/07/31      17818.80                    19035.38
  1996/08/31      17796.03                    19030.81
  1996/09/30      17987.54                    19297.24
  1996/10/31      18214.92                    19515.49
  1996/11/30      18541.09                    19872.63
  1996/12/31      18451.46                    19789.16
  1997/01/31      18479.72                    19826.56
  1997/02/28      18636.24                    20008.57
  1997/03/31      18411.03                    19741.86
  1997/04/30      18541.54                    19907.10
  1997/05/31      18794.48                    20206.50
  1997/06/30      19010.85                    20421.70
  1997/07/31      19524.58                    20987.38
  1997/08/31      19344.87                    20790.73
  1997/09/30      19562.85                    21037.51
  1997/10/31      19678.90                    21172.79
  1997/11/30      19810.00                    21297.28
  1997/12/31      20084.22                    21608.01
  1998/01/31      20252.41                    21831.00
  1998/02/28      20236.29                    21837.55
  1998/03/31      20264.03                    21856.77
  1998/04/30      20181.94                    21758.20
  1998/05/31      20461.82                    22102.63
  1998/06/30      20523.13                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980710 105127 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Minnesota Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $20,523 - a 105.23% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST RATES.
IN TURN, THE SHARE PRICE, RETURN
AND YIELD OF A FUND THAT INVESTS
IN BONDS WILL VARY. THAT MEANS
IF YOU SELL YOUR SHARES DURING
A MARKET DOWNTURN, YOU MIGHT
LOSE MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                  SIX MONTHS        YEARS ENDED DECEMBER 31,
                  ENDED
                  JUNE 30,
                  1998         1997   1996    1995    1994     1993

DIVIDEND RETURNS  2.37%        5.29%  5.22%   6.40%   5.42%    6.25%

CAPITAL RETURNS   -0.18%       3.56%  -1.44%   9.60%  -11.43%   6.17%

TOTAL RETURNS     2.19%        8.85%  3.78%   16.00%  -6.01%   12.42%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.39(CENTS)  26.50(CENTS)  53.96(CENTS)

ANNUALIZED DIVIDEND RATE                4.71%        4.72%         4.80%

30-DAY ANNUALIZED YIELD                 4.17%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  7.12%        -             -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.33 over the past one month, $11.32 over the past six months and $11.24 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.44% combined effective 1998 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield and tax-equivalent yield would have been 4.16% and 7.10%, respectively.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with
ongoing expectations that the
turmoil in Asia will slow our
economy and keep inflation at
historical lows, played integral roles
in the municipal bond market
during the six months that ended
June 30, 1998. During this period,
the Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 2.69%. In comparison,
the Lehman Brothers Aggregate
Bond Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.93%. Early in the year,
municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply
of municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through March
and April as many issuers rushed to
the market before the largest deal
in municipal history took place in
May - a $3.5 billion issuance by
the Long Island Power Authority.
This heavy supply, combined with
lower demand, put downward
pressure on municipal bonds in
April and May. Encouraging
inflation reports and renewed
concerns over Asia attracted
investors to the bond market, but
municipals lagged taxable issues
through the end of the period.
NOTE TO SHAREHOLDERS: Effective July 1,1998, after the period covered by this report, Christine Thompson became Portfolio Manager of Spartan Minnesota Municipal Income Fund. The following is an interview with Jonathan Short, who managed the fund during the period covered by this report, and Christine Thompson, who gives her outlook and discusses her investment approach.
Q. HOW DID THE FUND PERFORM, JON?
J.S. For the six-month period that ended June 30, 1998, the fund had a total return of 2.19%. To get a sense of how the fund did relative to its competitors, the Minnesota municipal debt funds average returned 2.36% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Minnesota Enhanced Municipal Bond Index - a broad measure of the performance of the Minnesota municipal bond market - returned 2.65% for the same six-month period. For the 12 months that ended June 30, 1998, the fund returned 7.95% while the Minnesota municipal debt funds average returned 7.72% and the Lehman Brothers Minnesota Enhanced Municipal Bond Index returned 8.38%.
Q. WHICH OF THE FUND'S INVESTMENTS PERFORMED PARTICULARLY WELL DURING THE PAST SIX MONTHS?
J.S. Strong performers included bonds issued by Hennepin County, which rose in value when they were advanced refunded by the issuer. Advanced refundings occur when prevailing interest rates are lower than the interest rate on issuers' older bonds; once a bond is advanced refunded, it becomes backed by U.S. Treasury securities. As a result, the advanced-refunded muni takes on the higher credit quality of the Treasuries that back it, and usually rallies in response.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
J.S. Yes. Housing bonds - which made up 9.2% of the fund's investments at the end of the period - lagged the overall Minnesota municipal market. Housing bonds - which were attractive because of their relatively high yields - experienced increased prepayment activity when interest rates fell, because mortgage borrowers refinanced their debt in order to lower their interest costs. While prepayment is good for the borrower, it can be bad for housing bond holders because it can force them to reinvest at lower interest rates.
Q. DID YOU MAKE ANY CHANGES IN THE WAY THE FUND'S INVESTMENTS WERE ALLOCATED AMONG BONDS WITH VARIOUS MATURITIES?
J.S. Yes, I did, by increasingly emphasizing bonds with maturities of around five to 15 years. In my view, an investor was compensated with an appropriate amount of added income for each additional year of maturity for bonds in that maturity range. But for bonds beyond 15 years, the extra income for each successive year generally wasn't adequate to compensate for their increased interest-rate sensitivity. Throughout the period, the fund's duration - which measures its sensitivity to changing interest rates - was kept in line with the Minnesota municipal bond market as a whole, as represented by the Lehman Brothers Minnesota Enhanced Municipal Bond Index.
Q. TURNING TO YOU CHRISTINE, WHAT'S YOUR OUTLOOK?
C.T. Municipals lagged taxable bonds throughout much of the past six months and, as a result, currently are priced inexpensively compared to U.S. Treasury securities. Municipals became cheap relative to their Treasury counterparts because of a supply and demand imbalance. In the first half of 1998, the supply of municipals was actually quite large compared to previous years, while the U.S. budgetary surplus has significantly decreased the supply of Treasuries. Cities, states, counties and other issuers sought to take advantage of relatively low interest rates by refinancing older, more expensive debt. As more and more of these refinancings occurred, the supply of municipal bonds grew. On the other side of the equation, demand - while remaining firm
- didn't keep pace with the additional supply. In my view, municipals may now be poised to play catch-up with Treasuries and could be in for a period of relatively good performance. For the remainder of the year, I believe municipal refinancing activity will taper off, which would likely be a positive for municipal bonds as long as demand remains firm or increases.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
CHRISTINE THOMPSON ON HER
INVESTMENT APPROACH:
"MY INVESTMENT APPROACH IS
SIMILAR TO THE PREVIOUS MANAGER'S,
SO I DON'T ANTICIPATE MAKING ANY
SIGNIFICANT CHANGES TO THE FUND.
LIKE JONATHAN, I USE THE LEHMAN
BROTHERS MINNESOTA ENHANCED
MUNICIPAL BOND INDEX AS A
REPRESENTATION OF THE OVERALL
MARKET IN WHICH THE FUND INVESTS.
THE INDEX INCLUDES MOST OF THE
UNIVERSE OF MINNESOTA MUNICIPAL
BONDS. I MANAGE THE FUND TO HAVE
SIMILAR OVERALL INTEREST-RATE RISK TO
ITS BENCHMARK INDEX BUT, BEYOND
THAT, THE FUND CAN VARY
SIGNIFICANTLY FROM THE INDEX. WITH
RESPECT TO SECTOR, ISSUER AND
STRUCTURAL COMPOSITION, THE FUND'S
HOLDINGS REFLECT MY RESEARCH
CONCLUSIONS ON THE RELATIVE VALUE
OF BONDS."
(SOLID BULLET) GENERAL OBLIGATION BONDS (GOS)
MADE UP THE FUND'S LARGEST SECTOR
CONCENTRATION AT 31.2% OF
INVESTMENTS AT THE END OF THE
PERIOD. A GO IS BACKED BY THE FULL
FAITH AND CREDIT - WHICH INCLUDES
THE TAXING POWER - OF A CITY,
COUNTY, STATE OR OTHER ISSUER, AND IS
REPAID WITH GENERAL REVENUE
INCLUDING TAXES.
FUND FACTS
GOAL: HIGH CURRENT TAX-FREE
INCOME FOR MINNESOTA RESIDENTS
BY NORMALLY INVESTING IN
INVESTMENT-GRADE MUNICIPAL
SECURITIES WHOSE INTEREST IS FREE
FROM FEDERAL INCOME TAX AND
MINNESOTA PERSONAL INCOME
TAX
FUND NUMBER: 082
TRADING SYMBOL: FIMIX
START DATE: NOVEMBER 21, 1985
SIZE: AS OF JUNE 30, 1998,
MORE THAN $300 MILLION
MANAGER: CHRISTINE THOMPSON,
SINCE JULY 1998; MANAGER,
VARIOUS FIDELITY AND SPARTAN
MUNICIPAL INCOME FUNDS;
JOINED FIDELITY IN 1985
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  31.2          30.1

HEALTH CARE         21.0          19.0

ELECTRIC REVENUE    13.8          15.3

EDUCATION           12.4          12.5

HOUSING             9.2           9.9

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                  6 MONTHS AGO

YEARS  14.0                                       13.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                  6 MONTHS AGO

YEARS  6.4                                        6.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA 46.2%
AA, A 47.3%
BAA 4.8%
SHORT-TERM
INVESTMENTS 1.7%
AAA 47.4%
AA, A 44.4%
BAA 4.0%
SHORT-TERM
INVESTMENTS 4.2%
ROW: 1, COL: 1, VALUE: 46.2
ROW: 1, COL: 2, VALUE: 47.3
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 1.7
ROW: 1, COL: 5, VALUE: NIL
ROW: 1, COL: 6, VALUE: NIL
ROW: 1, COL: 1, VALUE: 47.4
ROW: 1, COL: 2, VALUE: 44.4
ROW: 1, COL: 3, VALUE: 4.0
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: NIL
ROW: 1, COL: 6, VALUE: NIL
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 98.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MINNESOTA - 95.9%
Albany Independent School Dist. #745
(School Dist. Credit Enhancement Prog.)
Series A, 6% 2/1/16  Aa1 $ 1,000,000 $ 1,066,800
Bagley Independent School Dist. #162 Unltd. Tax
(School Dist. Credit Enhancement Prog.):
  4.85% 2/1/13  AA+  1,020,000  1,016,573
  4.85% 2/1/14  AA+  1,100,000  1,090,276
Bloomington Gen. Oblig. Hwy. Rfdg.
6.50% 12/1/00  Aa1  3,200,000  3,384,384
Chanhassen Gen. Oblig. Unltd. Tax
(Cap. Appreciation) Series D:
  0% 2/1/03 (AMBAC Insured)  Aaa  1,730,000  1,429,205
  0% 2/1/04 (AMBAC Insured)  Aaa  1,700,000  1,341,419
Chisago Lakes Independent School Dist. #2144
(School Dist. Credit Enhancement Prog.)
5% 2/1/23 (MBIA Insured)  Aaa  2,000,000  1,964,080
Cloquet Poll. Cont. Rev. Rfdg.
(Potlach Corp. Proj.) 5.90% 10/1/26  A-  4,345,000  4,578,196
Dakota County Hsg. & Redev. Auth. South
St. Paul Rev. Rfdg. (Single Family Mtg.)
Series A, 8.10% 9/1/12 (GNMA Coll.)  Aaa  210,000  216,762
Elk River Independent School Dist. #728
Unltd. Tax (School Dist. Credit
Enhancement Prog.) Series A, 5.15% 2/1/11  Aa1  1,600,000  1,647,104
Hennepin County Lease Rev. Ctfs. of Prtn.
Series A, 6.80% 5/15/17
(Pre-Refunded to 11/15/01 @ 100) (d)  AA  5,000,000  5,427,350
Lakeville Independent School Dist. #194
Unltd. Tax (Cap. Appreciation)
(School Dist. Credit Enhance Prog.):
  Rfdg.:
   0% 2/1/04  Aa1  3,040,000  2,389,622
   0% 2/1/05  Aa1  2,810,000  2,110,394
  Series B, 0% 2/1/09 (FSA Insured)  Aaa  1,330,000  822,445
Maple Grove Impt. Series A, 5.20% 2/1/17  Aa2  1,120,000  1,137,136
Minneapolis Commty. Dev. Agcy. Tax Increment
Rev. (Cap. Appreciation):
  0% 9/1/07 (MBIA Insured)  Aaa  2,860,000  1,887,686
  0% 9/1/08 (MBIA Insured)  Aaa  4,600,000  2,910,420
Minneapolis Gen. Oblig.:
 (Cap. Appreciation):
  Series A:
   0% 12/1/11  Aaa  2,830,000  1,497,013
   0% 12/1/12  Aaa  2,000,000  994,820
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minneapolis Gen. Oblig.: - continued
 (Cap. Appreciation):
  Unltd. Tax Series B:
   0% 12/1/02  Aaa $ 790,000 $ 658,599
   0% 12/1/03  Aaa  1,000,000  797,610
   0% 12/1/06  Aaa  3,355,000  2,321,257
   0% 12/1/07  Aaa  1,000,000  659,250
   0% 12/1/08  Aaa  2,685,000  1,698,746
 Rfdg. (Sports Arena Proj.):
  6% 4/1/06  Aaa  1,055,000  1,169,837
  6% 10/1/06 (e)  Aaa  1,000,000  1,114,790
 Unltd. Tax Rfdg.:
  (Sales Tax):
   5.60% 10/1/00  Aaa  1,000,000  1,036,860
   6.15% 10/1/05  Aaa  2,000,000  2,163,300
   6.25% 4/1/07  Aaa  2,000,000  2,162,900
  Series B, 5.10% 9/1/08  Aaa  2,000,000  2,091,240
Minneapolis Hosp. Rev. Rfdg.
(Fairview Hosp. & Healthcare) Series A,
6.50% 1/1/11 (MBIA Insured)  Aaa  3,000,000  3,249,030
Minneapolis Spl. School Dist. #1 Ctfs. of Prtn.
Series A, 5.80% 2/1/10 (MBIA Insured)  Aaa  2,000,000  2,150,700
Minneapolis & St. Paul Hsg. Fin. Board Rev.
(Single Family Mtg. Phase IX)
7.25% 8/1/21 (GNMA Coll.) (b)  Aaa  1,920,000  2,047,622
Minneapolis & St. Paul Hsg. & Redev.
Auth. Health Care Sys. Rev.:
  Rfdg. (Healthspan Corp.) Series A,
  4.75% 11/15/18 (AMBAC Insured)  Aaa  6,500,000  6,229,210
  (Health One Obligated Group) Series A,
  7.40% 8/15/11 (MBIA Insured)  Aaa  2,750,000  2,970,743
Minneapolis & St. Paul Metropolitan Arpts.
Commission:
  Rev. Series A, 5% 1/1/19
  (AMBAC Insured)  Aaa  4,700,000  4,617,139
  Unltd. Tax Series 7, 7.80% 1/1/15 (b)  Aaa  3,000,000  3,109,710
Minnesota Gen. Oblig.:
 (Duluth Arpt.) Series B, 6.25% 8/1/14 (b)  Aaa  1,000,000  1,077,310
 Rfdg. Unltd. Tax. 5.30% 8/1/10  Aaa  1,450,000  1,494,878
 Unltd. Tax:
  5.80% 8/1/03  Aaa  1,000,000  1,075,810
  5.60% 10/1/04  Aaa  1,000,000  1,074,220
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minnesota Gen. Oblig.: - continued
 6% 8/1/05  Aaa $ 10,255,000 $ 11,321,110
 6% 5/1/06  Aaa  2,000,000  2,219,700
 6% 11/1/06  Aaa  1,500,000  1,673,670
 5.20% 5/1/07  Aaa  5,000,000  5,269,200
Minnesota Higher Ed. Facs. Auth. Rev.:
 Rfdg.:
  (Hamline Univ.) Series 4-I, 6% 10/1/12  Baa1  1,000,000  1,065,490
  (MacAlester College) Series 3-J,
  6.40% 3/1/22
    (Pre-Refunded to 3/1/02 @ 100) (d)  Aa3  2,175,000  2,308,850
  (St. Johns Univ.) Series 4-L,
  5.40% 10/1/22  A3  3,500,000  3,533,355
  (St. Thomas Univ.):
   Mtg. Rev. Series 3-C, 6.25% 9/1/16  A2  2,310,000  2,415,290
   Series 3-R1:
     5% 10/1/01  A2  1,000,000  1,025,420
     5.60% 10/1/15  A2  1,000,000  1,033,720
   Series 3-R2:
     5.45% 9/1/07  A2  650,000  682,429
     5.60% 9/1/14  A2  4,275,000  4,417,742
 (Carleton College):
  Series 3-L1, 5.75% 11/1/12  Aa3  2,000,000  2,140,180
  Series 4-N:
   5.25% 11/01/04  Aa3  870,000  914,161
   5.25% 11/01/05  Aa3  945,000  996,578
   5% 11/1/18  Aa3  1,000,000  992,370
 (MacAlester College) Series 4-C:
  5.20% 3/1/08  Aa3  1,070,000  1,105,032
  5.50% 3/1/12  Aa3  815,000  848,439
 (St. Thomas Univ.) Series 4-M, 5.35% 4/1/17  A2  1,000,000  1,012,590
Minnesota Hsg. Fin. Agcy. Hsg. Dev. Series A:
 6.95% 2/1/14  Aa2  1,000,000  1,060,050
 6.95% 8/1/17  Aa2  1,000,000  1,066,190
 7.05% 8/1/27  Aa2  1,250,000  1,332,125
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.):
 Series A:
  6.95% 7/1/16  Aa2  805,000  861,511
  7.45% 7/1/22 (FHA Insured) (b)  AA  2,770,000  2,931,657
  7.95% 7/1/22 (b)  Aa2  2,110,000  2,216,977
  8% 7/1/29 (b)  Aa2  385,000  396,123
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.): - continued
 Series B:
  7.25% 7/1/16  Aa2 $ 840,000 $ 841,588
  5.80% 7/1/25 (b)  Aa2  7,000,000  7,176,260
 Series D:
  7.35% 7/1/16  Aa2  1,915,000  1,982,389
  8.80% 7/1/16  Aa2  1,250,000  1,276,613
 Series E, 6.85% 1/1/24 (b)  Aa2  1,000,000  1,070,890
 Series H, 6.50% 1/1/26 (b)  Aa2  1,705,000  1,795,518
Minnesota Pub. Facs. Auth. Wtr. Poll. Cont. Rev.:
 Series A:
  Rfdg.:
   6% 3/1/07  Aaa  3,000,000  3,336,090
   5% 3/1/09  Aaa  1,610,000  1,663,983
   5% 3/1/16  Aaa  1,000,000  1,001,470
  6.35% 3/1/01  Aaa  1,000,000  1,056,970
  6.10% 3/1/02  Aaa  1,855,000  1,975,668
  7% 3/1/04  Aaa  1,495,000  1,692,863
Minnesota Univ. Rfdg. 4.80% 8/15/03  Aa2  9,000,000  9,281,160
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys.
Rev.:
  Rfdg.:
   Series A, 7.25% 1/1/16  A2  5,020,000  5,204,836
   Series B, 5.50% 1/1/18 (AMBAC Insured)  Aaa  4,500,000  4,622,670
  5.25% 1/1/13 (FSA Insured) (f)  Aaa  1,500,000  1,536,825
Northfield College Facs. Rev. Rfdg.
(St. Olaf College Proj.):
  6.30% 10/1/12  A3  1,455,000  1,565,420
  6.40% 10/1/21  A3  1,690,000  1,804,464
Rochester Health Care Facs. Rev.
(Mayo Foundation/Mayo Med. Ctr.):
  Rfdg. Series I:
   5.875% 11/15/08   AA+  1,000,000  1,107,160
   5.90% 11/15/09  AA+  1,000,000  1,108,010
   5.90% 11/15/10  AA+  2,250,000  2,486,813
  Series A:
   5.375% 11/15/18  AA+  2,500,000  2,552,825
   5.50% 11/15/27  AA+  5,750,000  5,934,805
  Series H, 6.026% 11/15/15  AA+  13,000,000  13,920,400
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Rosemont Independent School Dist. #196
(School Dist. Credit Enhancement Prog.)
(Cap. Appreciation) Series B,
0% 6/1/13 (FSA Insured)  Aaa $ 2,000,000 $ 965,360
St. Cloud Hosp. Facs. Rev. Rfdg.
(St. Cloud Hosp.):
  Series A, 5.50% 7/1/05 (AMBAC Insured)  Aaa  995,000  1,059,576
  Series B, 5% 7/1/20 (AMBAC Insured)  Aaa  1,000,000  988,220
St. Cloud Independent School Dist. #742 Rfdg.
Series A, 6.10% 2/1/10 (FGIC Insured)  Aaa  1,000,000  1,064,550
St. Louis County Jail Rev. Series A,
4.75% 12/1/08 (AMBAC Insured)  Aaa  1,420,000  1,438,432
St. Louis Park Health Care Facs. Rev.:
 Rfdg. (Healthsystem Obligated) Series A,
 5.20% 7/1/23 (AMBAC Insured)  Aaa  2,750,000  2,751,320
 Series B, 5.10% 7/1/13 (AMBAC Insured)  Aaa  3,600,000  3,634,812
St. Louis Park Mtg. Rev. (Park Ridge Apts. Proj.)
9.375% 9/20/20 (GNMA Coll.)  Aaa  1,200,000  1,238,388
St. Michael Ind. School Dist. #885 Unltd. Tax
(School Dist. Credit Enhancement Prog.)
5% 2/1/25  Aa1  3,000,000  2,961,330
St. Paul Gen. Oblig. (Block 39 Proj.)
4.75% 2/1/25  Aa2  2,000,000  1,901,760
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.):
  Rfdg. Series A:
   5.50% 11/1/09  Baa3  1,580,000  1,610,652
   6.625% 11/1/17  Baa3  4,000,000  4,312,400
  Series B, 6.625% 11/1/17  Baa3  3,500,000  3,773,350
St. Paul Independent School Dist. #625 Unltd. Tax:
 (School Dist. Credit Enhance Prog.):
  Series A, 4.75% 2/1/16  Aa1  1,000,000  966,300
  Series B, 5.80% 2/1/12  Aa1  1,200,000  1,275,096
 Series C:
  6.125% 2/1/03  Aa3  1,225,000  1,328,488
  6.125% 2/1/04  Aa3  1,300,000  1,428,895
  6.125% 2/1/05  Aa3  1,350,000  1,496,921
St. Paul Port Auth. Energy Park Tax Increment Rev.
Rfdg. (1st Lien) 5% 2/1/08 (FSA Insured)  Aaa  1,000,000  1,041,990
Seaway Port Auth. Duluth Ind. Dev. Dock & Wharf
Rev. Rfdg. (Cargill, Inc. Proj.) Series B,
6.80% 5/1/12  Aa3  2,750,000  2,998,600
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Shakopee Ind. School Dist #720
(School Dist. Credit Enhancement Prog.)
4.50% 2/1/09 (Minnesota State Guaranteed)  Aa1 $ 1,575,000 $ 1,575,410
Southern Minnesota Muni. Pwr. Agcy. Pwr.
Supply Sys. Rev.:
  (Cap. Appreciation) Series B,
  0% 1/1/01 (MBIA Insured)  Aaa  2,500,000  2,257,300
  Rfdg. Series A, 5% 1/1/12  A2  6,500,000  6,498,895
Stillwater Independent School Dist. #834 Rfdg.
5% 2/1/15 (Minnesota State Guaranteed)  Aa1  2,110,000  2,114,157
Washington County Hsg. & Redev. Auth. Hosp
Facs. Rev. (Healtheast Proj.)
5.375% 11/15/18  Baa  2,500,000  2,431,350
West St. Paul Independent School Dist. #197
(School Dist. Credit Enhancement Prog.)
 (Cap. Appreciation):
   0% 2/1/02 (MBIA Insured)  Aaa  1,550,000  1,339,541
   0% 2/1/03 (MBIA Insured)  Aaa  1,180,000  974,833
Western Minnesota Muni. Pwr. Agcy.
Supply Rev.:
  Rfdg. Series A:
   6.25% 1/1/04 (AMBAC Insured)  Aaa  2,600,000  2,843,490
   6.25% 1/1/05 (AMBAC Insured)  Aaa  3,000,000  3,308,220
   5.375% 1/1/08 (AMBAC Insured)  Aaa  4,000,000  4,281,920
   5.40% 1/1/09 (AMBAC Insured)  Aaa  5,825,000  6,223,488
  Series A, 6.375% 1/1/16
  (Escrowed to Maturity) (d)  Aaa  1,940,000  2,154,060
  Series B, 6% 1/1/04 (AMBAC Insured)  Aaa  1,000,000  1,081,540
  288,038,739
PUERTO RICO - 2.4%
Puerto Rico Commonwealth Gen. Oblig. Rfdg.
Series A, 6% 7/1/14  Baa1  1,000,000  1,061,080
Puerto Rico Commonwealth Infrastructure Fing.
Auth. Spl. Tax Rev. Rfdg.
Series A, 5.25% 7/1/10 (AMBAC Insured)  Aaa  3,000,000  3,162,600
Puerto Rico Elec. Pwr. Auth. Rev. Rfdg. Series EE,
5.25% 7/1/14 (MBIA Insured)  Aaa  1,500,000  1,553,550
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facs.
Fing. Auth. Rev. (Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14 (g)  Aa3  1,250,000  1,373,610
  7,150,840
TOTAL MUNICIPAL BONDS
(Cost $279,589,659)   295,189,579
MUNICIPAL NOTES (A) - 1.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MINNESOTA - 1.7%
Cohasset Rev. Rfdg.
(Minnesota Pwr. & Light Co. Proj.) VRDN:
  Series 1997A, 3.55%,
  LOC ABN-AMRO Bank NV  A1+ $ 400,000 $ 400,000
  Series 1997B, 4%,
  LOC ABN-AMRO Bank NV  A1+  1,000,000  1,000,000
  Series 1997C, 4.25%,
  LOC ABN-AMRO Bank NV  A1+  700,000  700,000
Duluth Econ. Dev. Auth. Health Care Facs.
Rev. Rfdg. (Miller-Dwan Med. Ctr. Proj.) 3.55%,
LOC Credit Local de France, VRDN A1+ 1,500,000 1,500,000 Minneapolis & St. Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. Rfdg. (Children's Health Care)
Series B, 4.30% (FSA Insured)
(BPA Norwest Bank) VRDN  VMIG 1  1,500,000  1,500,000
TOTAL MUNICIPAL NOTES
(Cost $5,100,000)    5,100,000
TOTAL INVESTMENTS - 100%
(Cost $284,689,659)  $ 300,289,579
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
25 Municipal Bond Contracts   Sept. 1998 $ 3,087,025 $ 24,694
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.0%
SOLD
25 Treasury Bond Contracts   Sept. 1998  3,058,444  (31,400)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.0%
   $ (6,706)
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $256,401.
(i) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Puerto Rico Ind. Med.
& Envir. Poll. Cont.
Facs. Fing. Auth. Rev.
(Motorola Inc. Proj.)
Series A,
6.75% 1/1/14 7/6/95 $  1,327,556
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 79.3% AAA, AA, A 78.1%
Baa 4.7% BBB  4.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   31.2%
Health Care   21.0
Electric Revenue   13.8
Education   12.4
Housing   9.2
Others (individually less than 5%)   12.4
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $284,697,494. Net unrealized appreciation aggregated $15,592,085, of which $15,631,216 related to appreciated investment securities and $39,131 related to depreciated investment securities.
At December 31, 1997, the fund had a capital loss carryforward of approximately $5,495,000 all of which will expire on December 31, 2003.
At December 31, 1997, the fund was required to defer approximately $474,000 of losses on futures contracts.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                              JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $284,689,659) -                 $ 300,289,579
SEE ACCOMPANYING SCHEDULE

CASH                                                                      307,578

RECEIVABLE FOR FUND SHARES SOLD                                           184,167

INTEREST RECEIVABLE                                                       4,599,113

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                       781

 TOTAL ASSETS                                                             305,381,218

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED

 DELAYED DELIVERY                                           $ 1,475,660

 REGULAR DELIVERY                                            2,443,596

PAYABLE FOR FUND SHARES REDEEMED                             223,399

DISTRIBUTIONS PAYABLE                                        287,109

ACCRUED MANAGEMENT FEE                                       89,047

OTHER PAYABLES AND ACCRUED EXPENSES                          73,775

 TOTAL LIABILITIES                                                        4,592,586

NET ASSETS                                                               $ 300,788,632

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 289,024,259

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (3,828,841)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 15,593,214

NET ASSETS, FOR 26,584,327 SHARES OUTSTANDING                            $ 300,788,632

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $11.31
SHARE ($300,788,632 (DIVIDED BY) 26,584,327 SHARES)



STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 7,815,586

EXPENSES

MANAGEMENT FEE                                            $ 574,992

TRANSFER AGENT FEES                                        163,615

ACCOUNTING FEES AND EXPENSES                               64,541

CUSTODIAN FEES AND EXPENSES                                8,320

NON-INTERESTED TRUSTEES' COMPENSATION                      575

REGISTRATION FEES                                          18,552

AUDIT                                                      19,299

LEGAL                                                      9,448

MISCELLANEOUS                                              509

 TOTAL EXPENSES BEFORE REDUCTIONS                          859,851

 EXPENSE REDUCTIONS                                        (51,654)      808,197

NET INTEREST INCOME                                                      7,007,389

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     2,172,570

 FUTURES CONTRACTS                                         (43,119)      2,129,451

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (2,454,664)

 FUTURES CONTRACTS                                         (5,209)       (2,459,873)

NET GAIN (LOSS)                                                          (330,422)

NET INCREASE (DECREASE) IN NET ASSETS                                   $ 6,676,967
RESULTING FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30, 1998      DECEMBER 31,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 7,007,389        $ 14,541,833
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 2,129,451          2,813,547

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (2,459,873)        7,400,124

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          6,676,967          24,755,504
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME    (7,007,389)        (14,541,833)

SHARE TRANSACTIONS                                        26,337,560         43,447,779
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            5,310,060          11,025,722

 COST OF SHARES REDEEMED                                  (27,135,918)       (62,511,464)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          4,511,702          (8,037,963)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 4,181,280          2,175,708

NET ASSETS

 BEGINNING OF PERIOD                                      296,607,352        294,431,644

 END OF PERIOD                                           $ 300,788,632      $ 296,607,352

OTHER INFORMATION
SHARES

 SOLD                                                     2,327,137          3,940,646

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  469,590            998,311

 REDEEMED                                                 (2,399,417)        (5,674,237)

 NET INCREASE (DECREASE)                                  397,310            (735,280)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.330           $ 10.940   $ 11.100   $ 10.130   $ 11.520   $ 10.850
BEGINNING OF
PERIOD

INCOME FROM                    .265                .551       .562       .613       .633       .647
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME

 NET REALIZED                  (.020)              .390       (.160)     .972       (1.310)    .670
 AND UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .245                .941       .402       1.585      (.677)     1.317
 MENT OPERATIONS



LESS DISTRIBUTIONS

 FROM NET                      (.265)              (.551)     (.562)     (.613)     (.633)     (.647)
 INTEREST INCOME

 FROM NET                      -                   -          -          -          (.060)     -
 REALIZED GAIN

 IN EXCESS OF NET              -                   -          -          (.002)     (.020)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.265)             (.551)     (.562)     (.615)     (.713)     (.647)

NET ASSET VALUE, END          $ 11.310           $ 11.330   $ 10.940   $ 11.100   $ 10.130   $ 11.520
OF PERIOD

TOTAL RETURN B, C              2.19%               8.85%      3.78%      16.00%     (6.01)%    12.42%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 300,789          $ 296,607  $ 294,432  $ 315,167  $ 276,934  $ 342,196
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .55% A, D           .56% D     .60%       .57%       .59%       .61%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.73% A             5.00%      5.15%      5.69%      5.97%      5.73%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        19% A               18%        17%        49%        26%        37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Minnesota Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to futures.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,373,610 or 0.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $68,127,048 and $65,033,279, respectively.
The market value of futures contracts opened and closed during the period amounted to $14,132,875 and $9,892,693, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR.
The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of average net assets. For the period, the reimbursement reduced the expenses by $47,066.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,932 and $2,656, respectively, under these arrangements. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Jonathan D. Short, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Insured Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

OHIO MUNICIPAL INCOME
FUND
AND
FIDELITY
OHIO MUNICIPAL MONEY MARKET
FUND
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



PRESIDENT'S MESSAGE                        3    NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN OHIO MUNICIPAL INCOME FUND

 PERFORMANCE                               4    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                 7    THE MANAGER'S REVIEW OF FUND
                                                PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                        10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                INVESTMENTS OVER THE PAST SIX MONTHS.

 INVESTMENTS                               11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                      21   STATEMENTS OF ASSETS AND LIABILITIES,
                                                OPERATIONS, AND CHANGES IN NET ASSETS,
                                                AS WELL AS FINANCIAL HIGHLIGHTS.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                               25   HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                 27   THE MANAGER'S REVIEW OF FUND
                                                PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                        29   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                INVESTMENTS OVER THE PAST SIX MONTHS
                                                AND ONE YEAR.

 INVESTMENTS                               30   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                      38   STATEMENTS OF ASSETS AND LIABILITIES,
                                                OPERATIONS, AND CHANGES IN NET ASSETS,
                                                AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                      42   NOTES TO THE FINANCIAL STATEMENTS.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998         PAST 6  PAST 1  PAST 5  PAST 10
                                    MONTHS  YEAR    YEARS   YEARS

SPARTAN OH MUNICIPAL INCOME         2.01%   7.88%   33.81%  117.31%

LB OHIO 4 PLUS YEAR MUNICIPAL BOND  2.57%   8.51%   36.27%  N/A

OHIO MUNICIPAL DEBT FUNDS AVERAGE   2.23%   7.83%   32.00%  109.60%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index - a total return performance benchmark for Ohio investment-grade municipal bonds with maturities of at least four years. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998              PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

SPARTAN OH MUNICIPAL INCOME              7.88%   6.00%   8.07%

LB OHIO 4 PLUS YEAR MUNICIPAL BOND       8.51%   6.38%   N/A

OHIO MUNICIPAL DEBT FUNDS AVERAGE        7.83%   5.71%   7.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each funds total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan OH Muni Income      LB Municipal Bond
             00088                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10088.20                    10065.20
  1988/08/31      10108.82                    10074.06
  1988/09/30      10296.72                    10256.40
  1988/10/31      10515.49                    10436.91
  1988/11/30      10436.04                    10341.31
  1988/12/31      10608.54                    10447.10
  1989/01/31      10761.38                    10663.15
  1989/02/28      10670.47                    10541.48
  1989/03/31      10671.49                    10516.29
  1989/04/30      10959.75                    10765.94
  1989/05/31      11198.13                    10989.55
  1989/06/30      11344.19                    11138.79
  1989/07/31      11437.96                    11290.39
  1989/08/31      11320.13                    11179.85
  1989/09/30      11266.57                    11146.54
  1989/10/31      11411.94                    11282.86
  1989/11/30      11576.58                    11480.31
  1989/12/31      11667.88                    11574.22
  1990/01/31      11558.39                    11519.47
  1990/02/28      11689.14                    11622.00
  1990/03/31      11702.43                    11625.48
  1990/04/30      11524.54                    11541.32
  1990/05/31      11823.10                    11793.26
  1990/06/30      11945.14                    11896.92
  1990/07/31      12124.71                    12071.81
  1990/08/31      11934.01                    11896.53
  1990/09/30      12025.17                    11903.31
  1990/10/31      12196.64                    12119.23
  1990/11/30      12483.08                    12362.95
  1990/12/31      12542.86                    12416.73
  1991/01/31      12681.94                    12583.36
  1991/02/28      12761.86                    12692.84
  1991/03/31      12785.25                    12697.41
  1991/04/30      12984.70                    12866.28
  1991/05/31      13090.96                    12980.66
  1991/06/30      13043.85                    12967.81
  1991/07/31      13223.50                    13125.76
  1991/08/31      13355.75                    13298.63
  1991/09/30      13513.76                    13471.78
  1991/10/31      13635.50                    13593.02
  1991/11/30      13659.21                    13630.95
  1991/12/31      13978.51                    13923.47
  1992/01/31      14003.36                    13955.21
  1992/02/29      14012.43                    13959.68
  1992/03/31      14002.09                    13964.84
  1992/04/30      14114.76                    14089.13
  1992/05/31      14305.88                    14254.96
  1992/06/30      14558.23                    14494.16
  1992/07/31      14978.65                    14928.69
  1992/08/31      14811.54                    14783.14
  1992/09/30      14899.52                    14879.82
  1992/10/31      14628.35                    14733.55
  1992/11/30      15018.14                    14997.43
  1992/12/31      15189.53                    15150.55
  1993/01/31      15387.99                    15326.75
  1993/02/28      15936.15                    15881.12
  1993/03/31      15750.00                    15713.26
  1993/04/30      15894.50                    15871.81
  1993/05/31      15974.52                    15961.00
  1993/06/30      16240.21                    16227.39
  1993/07/31      16264.31                    16248.65
  1993/08/31      16642.90                    16586.95
  1993/09/30      16842.02                    16775.87
  1993/10/31      16853.09                    16808.25
  1993/11/30      16709.78                    16660.17
  1993/12/31      17097.14                    17011.87
  1994/01/31      17304.95                    17206.14
  1994/02/28      16845.56                    16760.50
  1994/03/31      16132.79                    16078.02
  1994/04/30      16255.78                    16214.36
  1994/05/31      16366.19                    16354.94
  1994/06/30      16341.20                    16255.01
  1994/07/31      16599.51                    16552.96
  1994/08/31      16652.15                    16610.23
  1994/09/30      16449.30                    16366.40
  1994/10/31      16129.34                    16075.73
  1994/11/30      15775.11                    15785.08
  1994/12/31      16148.82                    16132.51
  1995/01/31      16633.40                    16593.58
  1995/02/28      17095.13                    17076.12
  1995/03/31      17271.85                    17272.32
  1995/04/30      17307.69                    17292.70
  1995/05/31      17816.34                    17844.51
  1995/06/30      17662.11                    17689.27
  1995/07/31      17759.62                    17856.96
  1995/08/31      17967.17                    18083.39
  1995/09/30      18108.85                    18197.86
  1995/10/31      18349.82                    18462.45
  1995/11/30      18635.46                    18768.74
  1995/12/31      18796.16                    18949.11
  1996/01/31      18939.41                    19092.18
  1996/02/29      18815.30                    18963.31
  1996/03/31      18548.32                    18720.95
  1996/04/30      18475.89                    18667.97
  1996/05/31      18454.62                    18660.51
  1996/06/30      18645.23                    18863.72
  1996/07/31      18806.25                    19035.38
  1996/08/31      18803.19                    19030.81
  1996/09/30      19099.63                    19297.24
  1996/10/31      19331.61                    19515.49
  1996/11/30      19696.56                    19872.63
  1996/12/31      19591.07                    19789.16
  1997/01/31      19638.09                    19826.56
  1997/02/28      19797.65                    20008.57
  1997/03/31      19516.73                    19741.86
  1997/04/30      19649.37                    19907.10
  1997/05/31      19924.05                    20206.50
  1997/06/30      20144.37                    20421.70
  1997/07/31      20703.51                    20987.38
  1997/08/31      20486.15                    20790.73
  1997/09/30      20727.12                    21037.51
  1997/10/31      20863.35                    21172.79
  1997/11/30      20961.76                    21297.28
  1997/12/31      21302.64                    21608.01
  1998/01/31      21513.27                    21831.00
  1998/02/28      21470.31                    21837.55
  1998/03/31      21481.22                    21856.77
  1998/04/30      21360.77                    21758.20
  1998/05/31      21685.65                    22102.63
  1998/06/30      21731.18                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980709 150725 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $21,731 a 117.31% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                  SIX MONTHS         YEARS ENDED DECEMBER 31,
                  ENDED
                  JUNE 30,
                  1998         1997   1996    1995    1994     1993

DIVIDEND RETURNS  2.31%        5.08%  4.98%   6.22%   5.37%    6.19%

CAPITAL RETURNS   -0.30%       3.66%  -0.75%  10.17%  -10.92%   6.37%

TOTAL RETURNS     2.01%        8.74%  4.23%   16.39%  -5.55%   12.56%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains if any, paid by the fund, are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.46(CENTS)  26.83(CENTS)  54.60(CENTS)

ANNUALIZED DIVIDEND RATE                4.64%        4.62%         4.68%

30-DAY ANNUALIZED YIELD                 4.21%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  7.09%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.70 over the past one month, $11.70 over the past six months and $11.66 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.61% combined effective 1998 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

SPARTAN OHIO MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with
ongoing expectations that the
turmoil in Asia will slow our
economy and keep inflation at
historical lows, played integral roles
in the municipal bond market
during the six months that ended
June 30, 1998. During this period,
the Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 2.69%. In comparison,
the Lehman Brothers Aggregate
Bond Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.93%. Early in the year,
municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply
of municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through March
and April as many issuers rushed to
the market before the largest deal
in municipal history took place in
May - a $3.5 billion issuance by
the Long Island Power Authority.
This heavy supply, combined with
lower demand, put downward
pressure on municipal bonds in
April and May. Encouraging
inflation reports and renewed
concerns over Asia attracted
investors to the bond market, but
municipals lagged taxable issues
through the end of the period.
An interview with George Fischer, Portfolio Manager of Spartan Ohio Municipal Income Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six-month period that ended June 30, 1998, the fund had a total return of 2.01%. To get a sense of how the fund did relative to its competitors, the Ohio municipal debt funds average returned 2.23% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 2.57% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 7.88%. That compared to the 7.83% return of the Ohio municipal debt funds average and the 8.51% return of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index over the same one-year period.
Q. WHICH HOLDINGS PERFORMED WELL DURING THE PAST SIX MONTHS?
A. Lower rated, investment-grade securities - such as those rated Baa by Moody's Investors Service - performed particularly well during the period. Faced with falling interest rates, investors continued to seek out these lower-rated, investment-grade securities because they offered better yields than higher-rated A, Aa, and Aaa securities. What's more, there was only a limited supply of Baa-rated bonds available. Not only have many large issuers received credit upgrades over the past several years, from lower-investment-grade ratings, but many more are insuring their old and new bonds, which gives those bonds a Aaa rating. During the past six months, strong demand pushed up against low supply and boosted the prices of most Baa-rated bonds.
Q. WHICH HOLDINGS WERE DISAPPOINTMENTS?
A. Student loan bonds issued by the Student Loan Funding Corporation of Ohio were unexpectedly "called," meaning they were redeemed by their issuer before their maturity and performed poorly as a result. Bonds typically are called when an issuer can retire its older bonds and issue new ones at lower, prevailing interest rates. While bond calls are advantageous for issuers because it lowers their debt costs, it can be disadvantageous for the bond holders. They may be forced to reinvest the proceeds at lower interest rates. For that reason, a soon-to-be-called municipal bond quickly loses its appeal. That's what happened to some of our student loan holdings, which lost a significant part of their value on the last day of the period.
Q. WHAT BOND MATURITIES DID YOU EMPHASIZE OVER THE PAST SIX MONTHS?
A. I kept the fund focused on bonds with maturities between five and 15 years because I felt they generally offered the best combination of risk and reward. Let's look at an example. A recently issued Ohio Public Facilities bond maturing in 2003 offered a yield of 4.20%, one maturing in 2008 offered a 4.55% yield and one maturing in 2013 offered an 5.00% yield. As this example illustrates, the longer a bond's maturity, the more interest it typically pays. That sounds great, except the longer a bond's maturity the more its price will fall when interest rates rise, and vice versa. During the past six months, I felt that investors were paid an appropriate amount of added income for each additional year of maturity only up to about a 15-year maturity. But the extra income that accompanied each successive year for bonds with maturities of 15 years or longer was less attractive relative to their increased risk.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipals were attractively priced compared to Treasury bonds mainly because the supply of municipals has been heavy so far in 1998. To take advantage of low interest rates by refinancing their debt and to issue new securities in advance of the record-breaking Long Island Power Authority deal, issuers brought a relatively large supply of municipals to market in the first half of this year. If supply tapers off - which I believe it will in the second half of 1998 - municipals may do relatively well as they play catch up to Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON
MANAGING RISK:
"Generally speaking, investors get
a higher return from bonds that
expose them to greater risk. Among
the risks bond investors are exposed
to are: interest-rate fluctuations;
default, or `credit risk'; early
redemption, or `call risk'; and
illiquidity. What riskier bonds offer
investors is called a `yield spread'
or `risk premium.' As portfolio
manager, my job is to invest in
bonds whose yield spreads are
generous relative to other bonds
with similar risks. Looking at it
from another direction, I invest in
bonds whose true risk is less than
that of bonds with similar yield
spreads."
FUND FACTS
GOAL: high current income for
Ohio residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Ohio individual
income tax
FUND NUMBER: 088
TRADING SYMBOL: FOHTX
START DATE: November 15, 1985
SIZE: as of June 30, 1998,
more than $387 million
MANAGER: George Fischer,
since 1997; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1989
(checkmark)

SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  35.3          41.1

WATER & SEWER       12.3          13.7

EDUCATION           9.8           8.9

TRANSPORTATION      8.5           6.9

HEALTH CARE         8.0           8.5

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                 6 MONTHS AGO

YEARS  12.2                                      11.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                  6 MONTHS AGO

YEARS  7.0                                        7.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA 58.2%
AA, A 30.5%
BAA 6.7%
NON-RATED 2.5%
SHORT-TERM
INVESTMENTS 2.1%
AAA 55.1%
AA, A 31.9%
BAA 5.7%
NON-RATED 2.5%
SHORT-TERM
INVESTMENTS 4.8%
ROW: 1, COL: 1, VALUE: 58.2
ROW: 1, COL: 2, VALUE: 30.5
ROW: 1, COL: 3, VALUE: 6.7
ROW: 1, COL: 4, VALUE: 2.5
ROW: 1, COL: 5, VALUE: 2.1
ROW: 1, COL: 6, VALUE: NIL
ROW: 1, COL: 1, VALUE: 55.1
ROW: 1, COL: 2, VALUE: 31.9
ROW: 1, COL: 3, VALUE: 5.7
ROW: 1, COL: 4, VALUE: 2.5
ROW: 1, COL: 5, VALUE: 4.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.9%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - 92.6%
Adams County Valley Local School
Dist. Impt. (Unltd. Tax):
 6.65% 12/1/03 (MBIA Insured)  Aaa $ 1,000,000 $ 1,116,020
  6.65% 12/1/04 (MBIA Insured)  Aaa  1,000,000  1,130,200
  6.65% 12/1/05 (MBIA Insured)  Aaa  1,000,000  1,143,610
Akron Parking Facs. Ltd. Tax 8.75% 11/1/03  A2  160,000  193,402
Akron-Summit County Pub. Library Impt.
Series A, 5% 12/1/15 (FGIC Insured)  Aaa  5,000,000  4,976,200
Akron Wtrwks. Rev. Rfdg. (Mtg. Impt.)
4.875% 3/1/12 (MBIA Insured)  Aaa  2,000,000  2,010,700
Alliance Wtrwks. Rev. (Cap. Appreciation)
0% 10/15/06 (FGIC Insured)
(Pre-Refunded to 10/15/01 @ 73.189) (d)  Aaa  765,000  529,334
Bedford Hosp. Impt. Rev. Rfdg. (Bedford
Commty. Hosp.) Series 1990, 8.50% 5/15/09
(Pre-Refunded to 5/15/00 @ 102) (d)  -  695,000  750,280
Buckeye Local School Dist. Jefferson County
Rfdg. (Cap. Appreciation):
 0% 12/1/06 (AMBAC Insured)  Aaa  375,000  257,325
  0% 12/1/07 (AMBAC Insured)  Aaa  760,000  496,432
Buckeye Valley Local School Dist. Delaware County
Series A, 6.85% 12/1/15 (MBIA Insured)  Aaa  2,500,000  3,056,500
Butler County Sales Tax 5% 12/15/19
(AMBAC Insured)  Aaa  2,000,000  1,976,680
Butler County Trans. Impt. Dist.
Series A, 5% 4/1/06 (FSA Insured)  Aaa  1,000,000  1,040,990
Cleveland Gen. Oblig. Rfdg.:
5.375% 9/1/11 (AMBAC Insured)  Aaa  1,960,000  2,048,749
 5.50% 9/1/16 (AMBAC Insured)  Aaa  2,000,000  2,082,680
Cleveland Arpt. Sys. Rev. Series A:
5.50% 1/1/08 (FSA Insured) (c)  Aaa  1,500,000  1,602,135
 6% 1/1/10 (FGIC Insured) (c)  Aaa  2,620,000  2,815,059
Cleveland Pub. Pwr. Sys. Rev. (First Mtg.):
(Cap. Appreciation) Series A:
 0% 11/15/08 (MBIA Insured)  Aaa  5,480,000  3,417,876
  0% 11/15/10 (MBIA Insured)  Aaa  2,685,000  1,492,484
  0% 11/15/11 (MBIA Insured)  Aaa  2,685,000  1,404,846
 Rfdg. Series 1, 5% 11/15/20 (MBIA Insured)  Aaa  1,145,000  1,122,329
Cleveland Wtrwks Rev Rfdg. & Impt. (First Mtg.)
Series H, 5.75% 1/1/16 (MBIA Insured)  Aaa  2,500,000  2,658,475
Cleveland Wtrwks. Rev. (First Mtg.):
Rfdg.:
 Series F-1992B, 6.125% 1/1/03
  (AMBAC Insured)  Aaa  1,000,000  1,079,670
  Series F-1992B, 6.25% 1/1/05
  (AMBAC Insured)  Aaa  1,000,000  1,078,050
 Series F-1992A, 6.25% 1/1/15
 (AMBAC Insured)  Aaa  3,000,000  3,219,990
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - CONTINUED
Columbus Gen. Oblig. (Various Purp.)
Series 1, 6% 5/15/10
(Pre-Refunded to 5/15/04 @ 102) (d)  Aaa $ 1,000,000 $ 1,108,230
Columbus Swr. Impt. #26-E 6.50% 9/15/01  Aaa  2,000,000  2,150,120
Columbus Unltd. Tax Series 1, 5.25% 9/15/11  Aaa  2,000,000  2,096,160
Columbus Wtrwks. Enlargement #44 6% 5/1/12
(Pre-Refunded to 5/1/03 @ 102) (d)  Aaa  1,250,000  1,370,488
Cuyahoga County Gen. Oblig. Rfdg. (Cap.
Appreciation) Unltd. Tax Series A:
 0% 10/1/08 (MBIA Insured)  Aaa  4,000,000  2,503,680
  0% 10/1/09 (MBIA Insured)  Aaa  4,200,000  2,484,006
  0% 10/1/10 (MBIA Insured)  Aaa  5,000,000  2,788,750
  0% 10/1/11 (MBIA Insured)  Aaa  2,400,000  1,259,904
  0% 10/1/12 (MBIA Insured)  Aaa  1,505,000  742,161
  0% 10/1/13 (MBIA Insured)  Aaa  1,500,000  698,670
Cuyahoga County Gen. Oblig.
5.50% 11/15/05  Aa2  2,400,000  2,570,616
Dayton Arpt. Rev. Rfdg. (James M. Cox Dayton
Intl. Arpt.) 5.15% 12/1/07 (AMBAC Insured)  Aaa  1,300,000  1,372,735
Delaware City School Dist.:
Construction & Impt. (Cap. Appreciation)
 Series B, 0% 12/1/08 (FGIC Insured)  Aaa  1,100,000  683,287
 (Cap. Appreciation) Ultd. Tax
 0% 12/1/09 (FGIC Insured)  Aaa  1,000,000  588,820
 5.50% 12/1/08 (FGIC Insured)  Aaa  1,400,000  1,496,250
Dublin City School Dist.:
Rfdg. (Cap. Appreciation) Unltd. Tax
 0% 12/1/04 (AMBAC Insured)  Aaa  1,930,000  1,458,192
 (Various Purp.) 6.20% 12/1/19 (AMBAC Insured)
 (Pre-Refunded to 12/1/02 @ 102) (d)  Aaa  1,400,000  1,542,464
Fairfield City School Dist.:
7.10% 12/1/07 (FGIC Insured)  Aaa  1,120,000  1,329,026
 7.45% 12/1/14 (FGIC Insured)  Aaa  1,000,000  1,286,500
Franklin County Convention Facs. Auth.
Tax & Lease Rev. 5% 12/1/27 (MBIA Insured)  Aaa  2,000,000  1,961,120
Franklin County Gen. Oblig. Ltd. Tax:
5.50% 12/1/15  Aaa  1,225,000  1,290,525
 5.50% 12/1/16  Aaa  1,290,000  1,350,037
Franklin County Rev.
(Online Computer Library Ctr., Inc.):
 7.20% 7/15/06  -  1,000,000  1,074,670
  6% 4/15/13  -  3,500,000  3,639,335
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - CONTINUED
Gateway Econ. Dev. Corp. Greater Cleveland
Stadium Rev. (Cuyahoga County Annual
Guaranty) 6.50% 9/15/14 (c)  - $ 3,000,000 $ 3,162,930
Granville Exempted Village School Dist. Rfdg.
(Cap. Appreciation):
 0% 12/1/06 (AMBAC Insured)  Aaa  625,000  428,875
  0% 12/1/07 (AMBAC Insured)  Aaa  665,000  434,378
  0% 12/1/08 (AMBAC Insured)  Aaa  650,000  403,761
  0% 12/1/09 (AMBAC Insured)  Aaa  645,000  378,518
Greater Cleveland Reg. Trans. Auth. Cap. Impt.
5.65% 12/1/16 (FGIC Insured)  Aaa  1,800,000  1,900,440
Greene County Rev. Rfdg. (Fairview Extended)
Series B, 4.50% 7/14/02,
LOC BankBoston, Nat'l. Assoc.  Aaa  2,650,000  2,655,353
Greene County Swr. Sys. Rev. (Cap. Appreciation)
0% 12/1/09 (AMBAC Insured)  Aaa  775,000  460,947
Greene County Wtr. Sys. Rev. Series A,
6% 12/1/16 (FGIC Insured)  Aaa  2,500,000  2,763,675
Hamilton County Gen. Oblig.:
5.25% 12/1/15  Aa2  1,795,000  1,847,809
 5.25% 12/1/16  Aa2  1,900,000  1,941,876
 5.25% 12/1/17  Aa2  2,005,000  2,044,298
Hamilton County Health Care Sys. Rev.:
Rfdg. (Providence Hosp. - Franciscan Sisters
 Poor Health Sys.) 6.875% 7/1/15  Baa1  5,000,000  5,360,750
 (Sisters of Charity Health Care) Series A:
 6.25% 5/15/04 (AMBAC Insured)
  (Pre-Refunded to 5/15/03 @ 101) (d)  Aaa  1,000,000  1,099,660
  6.25% 5/15/08 (AMBAC Insured)
  (Pre-Refunded to 5/15/03 @ 101) (d)  Aaa  4,220,000  4,640,565
Hamilton County Swr. Sys. Rev. Rfdg. & Impt. Series A:
(Metropolitan Swr. Dist.) 5.45% 12/1/09
 (FGIC Insured)  Aaa  1,000,000  1,079,000
 6% 12/1/05 (FGIC Insured)  Aaa  4,500,000  4,974,795
Hamilton Elec. Sys. Mtg. Rev. Rfdg. Series A:
6% 10/15/09 (FGIC Insured)  Aaa  2,920,000  3,148,432
 6% 10/15/12 (FGIC Insured)  Aaa  2,000,000  2,141,840
Hillard School Dist. Series A:
6% 12/1/05 (FGIC Insured)  Aaa  1,415,000  1,560,519
 5% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,029,730
Lakewood Gen. Oblig. Series A:
6.60% 12/1/08  Aa3  1,525,000  1,786,721
 6.60% 12/1/11  Aa3  1,630,000  1,931,469
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - CONTINUED
Lakota Local School Dist. Unltd. Tax
Rfdg. (Cap. Appreciation):
 0% 12/1/99  A1 $ 445,000 $ 420,543
  0% 12/1/00  A1  625,000  566,394
  0% 12/1/01  A1  590,000  513,206
  0% 12/1/02  A1  555,000  461,688
  0% 12/1/03  A1  260,000  206,281
  0% 12/1/04  A1  730,000  549,128
  0% 12/1/05  A1  690,000  494,758
  0% 12/1/06  A1  650,000  443,833
  0% 12/1/07  A1  610,000  395,530
Lima Swr. Sys. Rev. Rfdg. & Impt.
6.30% 12/1/12 (AMBAC Insured)  Aaa  5,000,000  5,423,150
Logan Hocking Local School Dist. Rfdg.
(Cap. Appreciation) Series A,
0% 12/1/08 (AMBAC Insured)  Aaa  1,065,000  661,546
Lowellville San. Swr. Sys. Rev. (Browning-Ferris
Industries, Inc.) 7.25% 6/1/06 (c)  A-  1,000,000  1,083,010
Lucas County Hosp. Rev. Rfdg.:
(Promedica Healthcare Oblig. Group)
 6% 11/15/04 (MBIA Insured)  Aaa  4,000,000  4,355,600
 ((Riverside Hosp. Proj.) 7.625% 6/1/15 (e)  Baa1  7,485,000
7,588,667
Marion County Hosp. Impt.
Rev. Rfdg. (Commty. Hosp.):
 5.70% 5/15/02  BBB+  1,500,000  1,556,010
  5.80% 5/15/03  BBB+  1,825,000  1,910,501
  6.10% 5/15/06  BBB+  1,000,000  1,070,770
  6.375% 5/15/11  BBB+  1,500,000  1,625,475
Marysville Exempted Village School Dist. Rfdg.
(Cap. Appreciation):
 0% 12/1/05 (AMBAC Insured)  Aaa  795,000  572,527
  0% 12/1/06 (AMBAC Insured)  Aaa  750,000  514,650
  0% 12/1/07 (AMBAC Insured)  Aaa  690,000  450,708
Mason City School Dist.:
6.05% 12/1/09 (FGIC Insured)  Aaa  1,225,000  1,386,639
 6.15% 12/1/10 (FGIC Insured)  Aaa  1,420,000  1,621,526
Mentor Exempted Village School Dist. Rfdg.
(Cap. Appreciation):
 0% 12/1/00 (MBIA Insured)  Aaa  755,000  685,495
  0% 12/1/01 (MBIA Insured)  Aaa  795,000  690,831
  0% 12/1/03 (MBIA Insured)  Aaa  840,000  665,742
Middleburg Heights Hosp. Impt. Rev.
(Southwest Gen. Hosp.) 7.20% 8/15/19
(Pre-Refunded to 8/15/01 @ 102) (d)  A2  2,000,000  2,220,560
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - CONTINUED
Montgomery County Solid Waste Rev. Rfdg.
6% 11/1/05 (MBIA Insured)  Aaa $ 1,940,000 $ 2,134,970
Newark Wtr. Sys. Impt. (Cap. Appreciation)
0% 12/1/07 (AMBAC Insured)  Aaa  455,000  297,206
North Canton City School Dist. Impt.
5.90% 12/1/14 (AMBAC Insured)
(Pre-Refunded to 12/1/04 @ 102) (d)  Aaa  2,000,000  2,219,700
Northeast Reg. Swr. Dist. Wastewtr. Rev. Rfdg.
6.25% 11/15/04 (AMBAC Insured)  Aaa  1,000,000  1,108,510
Ohio Air Quality Dev. Auth. Rev. Rfdg.:
(Columbus Southern Pwr. Co. Proj.) Series A,
 6.375% 12/1/20 (FGIC Insured)  Aaa  3,000,000  3,270,330
 (Dayton Pwr. & Lt. Co. Proj.) 6.10% 9/1/30  A1  4,000,000  4,299,440
 (Ohio Pwr. Co. Proj.) Series B, 7.40% 8/1/09  Baa1  3,250,000
3,405,285
Ohio Bldg. Auth. Series A:
 Rfdg.
 (State Correctional Facs.):
  6.50% 10/1/03  Aa3  2,750,000  2,984,740
   5.70% 10/1/04  Aa3  1,125,000  1,212,683
   5.75% 10/1/05  Aa3  2,080,000  2,257,694
   5.25% 10/1/09  Aa3  3,000,000  3,176,430
 Workers Compensation
 (W. Green Bldg.) 4.75% 4/1/14  A2  4,620,000  4,489,069
 (Administration Bldg. Fund) 4.875% 10/1/10  Aa3  1,000,000  1,015,210
 (Adult Correctional Facs.) 6%
 4/1/06 (AMBAC Insured)  Aaa  1,930,000  2,126,725
  (Ohio Ctr. Arts) 5.45% 10/1/07  Aa3  2,000,000  2,149,040
Ohio Cap. Corp. Multi-Family Hsg. Rev. Rfdg.
Series A, 7.50% 1/1/24 (FNMA Collateralized)  AAA  1,000,000
1,052,290
Ohio Expositions Commission Ctfs. of Prtn.
(Agricenter Facs.) 8.25% 10/1/06  -  990,000  1,070,428
Ohio Gen. Oblig. Infrastructure Impt.:
College Savings Bonds (Cap. Appreciation):
 0% 8/1/09  Aa1  2,290,000  1,381,328
  0% 8/1/10  Aa1  2,000,000  1,139,100
  0% 8/1/14  Aa1  1,375,000  618,131
 Rfdg. Series R, 5.45% 9/1/03  Aa1  2,350,000  2,487,334
 6.50% 9/1/01  Aa1  1,000,000  1,072,680
 5.75% 8/1/04  Aa1  1,000,000  1,077,110
 6.50% 8/1/04  Aa1  5,670,000  6,332,426
 6.65% 8/1/05  Aa1  3,000,000  3,421,980
 6.65% 9/1/09  Aa1  1,000,000  1,190,440
 6.15% 8/1/10 (Pre-Refunded
 to 8/1/05 @ 102) (d)  Aa1  3,530,000  3,976,580
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Higher Edl. Facs. Commission Rev.:
(Case Western Reserve Univ. Proj.):
 Series B, 6.50% 10/1/20  Aa3 $ 2,250,000 $ 2,696,850
  Series C, 5.125% 10/1/17  Aa3  2,985,000  2,987,328
  6% 10/1/14  Aa3  1,500,000  1,681,275
  6.125% 10/1/15  Aa3  2,000,000  2,267,680
  6.25% 10/1/16  Aa3  2,500,000  2,867,675
  6% 10/1/22  Aa3  650,000  681,811
 (Denison Univ. Proj.) 5.30% 11/1/21  A1  3,775,000  3,811,467
 Series II-B, 5.90% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,065,430
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Prog.):
Series A-1, 5.30% 9/1/26
 (GNMA Collateralized) (c)  AAA  1,400,000  1,439,214
 Series B-2, 5.375% 9/1/19
 (GNMA Collateralized) (c)  AAA  3,960,000  4,048,268
 Series C, 4.90% 9/1/26
 (GNMA Collateralized) (c)  AAA  1,500,000  1,517,145
Ohio Poll. Cont. Rev. (Standard Oil Co.)
6.75% 12/1/15  Aa2  3,100,000  3,693,340
Ohio Pub. Facs. Commission:
Higher Ed. Facs. Series II-A, 6.30% 5/1/03
 (AMBAC Insured) (Pre-Refunded to
 5/1/01 @ 102) (d)  Aaa  2,000,000  2,157,120
 Mental Health Cap. Facs. Series II-B,
 5.125% 6/1/11 (FSA Insured)  Aaa  2,600,000  2,634,554
Ohio Tpk. Commission Tpk. Rev. Series A:
6% 2/15/04 (FSA Insured)  Aaa  5,140,000  5,575,307
 6% 2/15/05 (FSA Insured)  Aaa  2,000,000  2,183,960
 6% 2/15/06 (FSA Insured)  Aaa  2,200,000  2,421,144
 6% 2/15/07 (FSA Insured)  Aaa  3,100,000  3,434,118
 5.60% 2/15/12 (MBIA Insured)  Aaa  2,840,000  3,011,763
 5.70% 2/15/13 (MBIA Insured)  Aaa  2,660,000  2,836,943
 5.70% 2/15/17 (MBIA Insured)  Aaa  2,000,000  2,118,820
 5.50% 2/15/26 (MBIA Insured)  Aaa  5,000,000  5,190,100
Ohio Wtr. Dev. Auth. Rev.:
Rfdg. & Impt. (Pure Wtr.)
 5.50% 12/1/18 (AMBAC Insured)  Aaa  2,500,000  2,552,150
 Rfdg. (Safe Wtr.) 6% 6/1/07 (AMBAC Insured)  Aaa  2,000,000
2,221,660
 (Fresh Wtr.):
 6.25% 12/1/02 (AMBAC Insured)  Aaa  1,915,000  2,073,619
  6.25% 12/1/03 (AMBAC Insured)  Aaa  2,025,000  2,222,195
 (Pure Wtr.) Series I, 6% 12/1/16
 (AMBAC Insured) (Escrowed to Maturity) (d) Aaa 1,685,000 1,849,035 MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Control Loan Fund):
 State Matching Series:
  6.50% 1/1/04 (MBIA Insured)  Aaa $ 1,000,000 $ 1,123,070
   6.50% 12/1/05 (MBIA Insured)  Aaa  2,735,000  3,098,345
  Water Quality Series, 5.25%
  6/1/05 (MBIA Insured)  Aaa  2,325,000  2,444,180
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(North Star BHP Steel - Cargill)
6.30% 9/1/20 (c)  Aa3  6,350,000  6,914,007
Ottawa County San. Swr. Sys. Rev.:
Rfdg. (Cap. Appreciation) (Danbury Proj.)
 0% 10/1/06 (AMBAC Insured)  Aaa  1,445,000  997,368
 7.50% 10/1/14 (AMBAC Insured)
 (Pre-Refunded to 10/1/99 @ 102) (d)  Aaa  500,000  532,265
Pickerington Local School Dist. Construction & Impt.
5.80% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,109,890
Portage County Hosp. Rev. (Robinson Mem.
Hosp. Proj.) 6.50% 11/15/03 (MBIA Insured)  Aaa  1,080,000  1,191,748
Scioto County Marine Terminal Facs. Rev. Rfdg.
(Norfolk Southern Corp. Proj.) 5.30% 8/15/13  Baa1  3,000,000
3,023,550
South-Western City School Dist. Franklin &
Pickway Counties Rfdg. Series A,
6.20% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,086,960
Southwest Local School Dist. Hamilton County
(Cap. Appreciation):
 0% 12/1/04 (AMBAC Insured)  Aaa  500,000  377,770
  0% 12/1/05 (AMBAC Insured)  Aaa  525,000  378,084
  0% 12/1/06 (AMBAC Insured)  Aaa  525,000  360,255
  0% 12/1/07 (AMBAC Insured)  Aaa  520,000  339,664
Springboro Commty. School Dist. Rfdg.
(Cap. Appreciation) 0% 12/1/06
(AMBAC Insured)  Aaa  915,000  627,873
Stark County Gen. Oblig. Rfdg. 5.60%
11/15/08 (AMBAC Insured)  Aaa  1,150,000  1,226,809
Student Loan Fdg. Corp. Cincinnati Student Loan Rev.:
Rfdg. Series A:
 5.75% 8/1/02 (c)  A  3,475,000  3,634,329
  7.25% 2/1/08 (c)  A  4,000,000  4,199,600
 Series A, 5.50% 12/1/01 (c)  A1  5,180,000  5,331,619  Sr.
Subordinate Series A:
 5.75% 8/1/03 (c)  A1  2,000,000  2,002,500
  5.85% 8/1/04 (c)  A1  5,500,000  5,506,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - CONTINUED
Toledo Gen. Oblig.:
6.10% 12/1/04 (AMBAC Insured)  Aaa $ 1,750,000 $ 1,903,755
 7.625% 12/1/04 (AMBAC Insured)  Aaa  1,000,000  1,181,220
 5.50% 12/1/08 (FGIC Insured)  Aaa  1,000,000  1,081,910
 5.50% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,078,790
Toledo Wtrwks. Rev. 6% 11/15/06
(FGIC Insured)  Aaa  1,000,000  1,108,830
Warren County Gen. Oblig.:
Ltd. Tax 6.65% 12/1/11  Aa2  500,000  590,165
 6.10% 12/1/12  Aa2  500,000  562,645
Warren County Swr. Impt. (P&G Co./
Lower Miami) 5.50% 12/1/16  Aa2  1,455,000  1,506,551
Westlake City School Dist. Series A:
6.15% 12/1/05  Aa3  1,060,000  1,176,155
 6.20% 12/1/06  Aa3  1,010,000  1,132,970
  355,893,453
PUERTO RICO - 5.3%
Puerto Rico Commonwealth Infrastructure
Fin. Auth. Spl. Tax Rev. Series A:
 Rfdg. 5.50% 7/1/08 (AMBAC Insured)  Aaa  5,000,000  5,438,500
  5% 7/1/28 (AMBAC Insured)  Aaa  7,810,000  7,657,315
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg.
Series W, 7% 7/1/07 (MBIA Insured)  Aaa  6,000,000  7,169,580
  20,265,395
TOTAL MUNICIPAL BONDS
(Cost $357,608,183)   376,158,848
MUNICIPAL NOTES (B) - 2.1%
OHIO - 2.1%
Franklin County Hosp. Rev. Rfdg. & Impt.
(US Healthcare Corp.) Series C, 3.55%,
LOC Morgan Guaranty Trust Co., NY, VRDN AA1 2,000,000 2,000,000 Hamilton County Hosp. Facs. Rev. (Health
Alliance of Cincinnati) Series A, 3.55%
(MBIA Insured) (BPA Credit Suisse
First Boston) VRDN  VMIG 1  1,300,000  1,300,000
Ohio Air Quality Dev. Auth. Rev., VRDN:
Rfdg. (Cincinnati Gas & Elec.) Series B, 4%, LOC
 Canadian Imperial Bank of Commerce  VMIG 1  1,800,000  1,800,000
 (JMG Funding) Series A, 3.60%
 LOC Society Generale, France (c)  A-1+  800,000  800,000
MUNICIPAL NOTES (B) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Envir. Impt. Rev. (Newark
Group Ind., Inc. Proj.) Series 1996, 3.60%,
LOC Chase Manhattan Bank, VRDN (c)  A-1 $ 1,000,000 $ 1,000,000
Ohio Solid Waste Rev. (British Petroleum
Exploration & Oil Inc. Proj.) Series 1998,
4.20%, VRDN (c)   P-1  1,300,000  1,300,000
TOTAL MUNICIPAL NOTES
(Cost $8,200,000)   8,200,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $365,808,183)  $ 384,358,848
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
40 Municipal Bond Contracts   Sept. 98 $ 4,978,750 $ 44,760
30 Treasury Bond Contracts   Sept. 98  3,707,813  72,945
        $ 117,705
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.3%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $233,186.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 86.3% AAA, AA, A 76.8%
Baa 5.0% BBB  5.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 2.5%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   35.3%
Water & Sewer    12.3
Education    9.8
Transportation    8.5
Health Care    8.0
Electric Revenue    7.8
Escrowed/Pre-Refunded    6.4
Others (individually less than 5%)   11.9
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $365,808,183. Net unrealized appreciation aggregated $18,550,665, of which $18,723,355 related to appreciated investment securities and $172,690 related to depreciated investment securities.

SPARTAN OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                           JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $365,808,183) -              $ 384,358,848
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                        17,804

INTEREST RECEIVABLE                                                    4,654,995

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                    20,938

 TOTAL ASSETS                                                          389,052,585

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 99,250

PAYABLE FOR FUND SHARES REDEEMED                             464,984

DISTRIBUTIONS PAYABLE                                        372,883

ACCRUED MANAGEMENT FEE                                       119,026

OTHER PAYABLES AND ACCRUED EXPENSES                          80,823

 TOTAL LIABILITIES                                                     1,136,966

NET ASSETS                                                            $ 387,915,619

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 367,648,328

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                     1,598,921
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              18,668,370

NET ASSETS, FOR 33,200,597 SHARES OUTSTANDING                         $ 387,915,619

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER               $11.68
SHARE ($387,915,619 (DIVIDED BY) 33,200,597 SHARES)



STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 9,961,028

EXPENSES

MANAGEMENT FEE                                            $ 747,709

TRANSFER AGENT FEES                                        201,695

ACCOUNTING FEES AND EXPENSES                               84,058

NON-INTERESTED TRUSTEES' COMPENSATION                      749

CUSTODIAN FEES AND EXPENSES                                10,805

REGISTRATION FEES                                          11,811

AUDIT                                                      18,942

LEGAL                                                      10,767

MISCELLANEOUS                                              796

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,087,332

 EXPENSE REDUCTIONS                                        (36,504)      1,050,828

NET INTEREST INCOME                                                      8,910,200

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     2,500,025

 FUTURES CONTRACTS                                         269,651       2,769,676

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (3,968,414)

 FUTURES CONTRACTS                                         135,131       (3,833,283)

NET GAIN (LOSS)                                                          (1,063,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 7,846,593
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 8,910,200        $ 18,300,385
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                2,769,676          3,344,711

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (3,833,283)        10,248,077

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         7,846,593          31,893,173
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (8,910,200)        (18,300,385)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (165,540)          (3,475,777)

 IN EXCESS OF NET REALIZED GAIN                          -                  (592,404)

 TOTAL DISTRIBUTIONS                                     (9,075,740)        (22,368,566)

SHARE TRANSACTIONS                                       33,304,975         56,972,543
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           6,668,995          16,711,470

 COST OF SHARES REDEEMED                                 (39,736,198)       (75,927,932)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         237,772            (2,243,919)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (991,375)          7,280,688

NET ASSETS

 BEGINNING OF PERIOD                                     388,906,994        381,626,306

 END OF PERIOD                                          $ 387,915,619      $ 388,906,994

OTHER INFORMATION
SHARES

 SOLD                                                    2,842,918          4,952,639

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 570,454            1,451,189

 REDEEMED                                                (3,392,669)        (6,606,322)

 NET INCREASE (DECREASE)                                 20,703             (202,494)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.720           $ 11.430   $ 11.590   $ 10.520   $ 12.020   $ 11.550
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .268                .554       .560       .618       .657       .693
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              (.035)              .413       (.090)     1.070      (1.310)    .720
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .233                .967       .470       1.688      (.653)     1.413
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.268)             (.554)     (.560)     (.618)     (.657)     (.693)
 INCOME

 FROM NET REALIZED             (.005)             (.105)     (.070)     -          (.190)     (.250)
 GAIN

 IN EXCESS OF NET              -                  (.018)     -          -          -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.273)             (.677)     (.630)     (.618)     (.847)     (.943)

NET ASSET VALUE, END OF       $ 11.680           $ 11.720   $ 11.430   $ 11.590   $ 10.520   $ 12.020
PERIOD

TOTAL RETURN B, C              2.01%               8.74%      4.23%      16.39%     (5.55)%    12.56%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 387,916          $ 388,907  $ 381,626  $ 404,443  $ 350,267  $ 457,872
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .55% A, D           .56% D     .59%       .58%       .57%       .57%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.62% A             4.83%      4.93%      5.52%      5.88%      5.67%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        16% A               15%        43%        48%        22%        41%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998               PAST 6  PAST 1  PAST 5  LIFE OF
                                          MONTHS  YEAR    YEARS   FUND

FIDELITY OH MUNICIPAL MONEY MARKET FUND   1.57%   3.28%   15.89%  36.09%

OHIO TAX-FREE MONEY MARKET FUNDS AVERAGE  1.55%   3.22%   15.74%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 29, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 16 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                    PAST 1  PAST 5  LIFE OF
                                               YEAR    YEARS   FUND

FIDELITY OH MUNICIPAL MONEY MARKET FUND        3.28%   2.99%   3.55%

OHIO TAX-FREE MONEY MARKET FUNDS AVERAGE       3.22%   2.96%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             6/29/98  3/30/98  12/29/97  9/29/97  6/30/97



FIDELITY OHIO MUNICIPAL      3.08%    3.25%    3.50%     3.50%    3.58%
 MONEY MARKET FUND



OHIO TAX-FREE MONEY MARKET   3.05%    3.16%    3.40%     3.36%    3.50%
 FUNDS AVERAGE



OHIO MUNICIPAL MONEY         5.19%    5.47%    5.89%     5.89%    6.03%
 MARKET TAX-EQUIVALENT





Row: 1, Col: 1, Value: 3.08
Row: 1, Col: 2, Value: 3.05
Row: 2, Col: 1, Value: 3.25
Row: 2, Col: 2, Value: 3.16
Row: 3, Col: 1, Value: 3.5
Row: 3, Col: 2, Value: 3.4
Row: 4, Col: 1, Value: 3.5
Row: 4, Col: 2, Value: 3.36
Row: 5, Col: 1, Value: 3.58
Row: 5, Col: 2, Value: 3.5
Ohio Municipal
Money Market
Fund
Ohio Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 40.61%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Fidelity Ohio Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. Investors spent much of the period trying to determine when the Federal Reserve Board might raise the fed funds rate - the rate banks charge each other for overnight loans - as a way to slow the economy and thus head off inflation. The economy continued to chug along at a fairly strong pace and unemployment numbers were incredibly low - coming in at 4.3% in April. But despite this period of continuing expansion, wage pressures did not arise and inflation remained benign. Under normal circumstances, the possibility of future inflation created by these low unemployment numbers likely would have led the Fed to raise rates. But the economic and political turmoil in Asia kept the Fed on the sidelines during the period. In fact, the fed funds rate has remained unchanged at 5.5% for more than a year now.
Q. WHY WAS THE ASIAN TURMOIL ABLE TO OFFSET U.S. ECONOMIC STRENGTH IN THE FED'S DECISION ON MONETARY POLICY?
A. For two reasons. The Fed didn't want to make the situation in Asia worse by raising short-term interest rates here. Higher U.S. interest rates would likely strengthen the U.S. dollar even more versus Asian currencies, which could further harm their financial markets. In other words, the Fed was asking itself, "Why make the Asian markets more volatile by raising rates in the U.S.?" The other factor was the possibility that the Asian turmoil would translate into a reduction of U.S. net exports, which would likely have a dampening effect of its own on the U.S. economy and inflation.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. The fund's average maturity started the period at 62 days, longer than competing funds. I kept the maturity that long because I felt that yields on one-year fixed-rate notes were attractive, incorporating a possible Fed interest-rate increase at that time. As the period progressed and Asian disruptions cast doubt that the Fed would indeed raise rates, yields on fixed-rate notes offered less value. The fund's maturity declined gradually as I shifted my focus to short-term variable-rate demand notes. That part of the market offered more buying opportunities, because I still felt that the Fed might raise rates, and one-year notes were not compensating investors enough for that risk.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1998, was 3.08%, compared to 3.51% six months ago. The more recent seven-day yield was the equivalent of a 5.19% taxable rate of return for Ohio investors in the 40.61% combined state and federal income tax bracket. Through June 30, 1998, the fund's six-month total return was 1.57%, compared to 1.55% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. There's one important wildcard: what happens in Asia. If we continue to see the same level of turmoil there, I believe the Fed may be obligated to stay on the sidelines, keeping interest rates unchanged. There's a lot of risk that a rate increase in the U.S. could cause increased volatility in global markets. Without a rate increase, the U.S. economy still might slow as a result of fewer U.S. exports. In this case, the Asian situation would do the Fed's job for it. The strength of the U.S. economy, in light of the Asian situation, has left the Fed at an impasse. And, although I believe the next Fed move will be to raise rates, I don't believe it will be any time soon. The only factor that could change the Fed's stance in the next few months would be real signs of inflation - wage pressures as reflected in the employment cost index or higher-than-expected increases in the consumer price index or the producer price index. At that point, the Fed may risk causing more problems in Asia to keep the U.S. economy on good footing.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities whose
interest is free from federal
income tax and Ohio
individual income tax
FUND NUMBER: 419
TRADING SYMBOL: FOMXX
START DATE: August 29, 1989
SIZE: as of June 30, 1998,
more than $366 million
MANAGER: Scott Orr, since
1996; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1989
(checkmark)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           6/30/98           12/31/97          6/30/97

  0 - 30   80                65                72

 31 - 90   10                7                 9

 91 - 180  6                 18                6

181 - 397  4                 10                13

WEIGHTED AVERAGE MATURITY
                             6/30/98  12/31/97  6/30/97

FIDELITY OHIO MUNICIPAL
MONEY MARKET FUND            33 DAYS  62 DAYS   64 DAYS

OHIO TAX-FREE MONEY MARKET
FUNDS AVERAGE*               50 DAYS  61 DAYS   53 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
Row: 1, Col: 1, Value: 75.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 27.0
Row: 1, Col: 6, Value: 25.8
Variable rate demand
notes (VRDNs) 62%
Municipal notes 28%
Commercial paper
(including CP mode) 7%
Tender bonds 3%

Variable rate demand
notes (VRDNs) 75%
Municipal notes 18%
Commercial paper
(including CP mode) 4%
Tender bonds 3%

Row: 1, Col: 1, Value: 62.0
Row: 1, Col: 2, Value: 28.0
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 3.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


 MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - 99.2%
Akron Street Impt. Spl. Assessment TAN
Series 1997, 4.26% 12/18/98 $ 1,920,000 $ 1,923,523
American Muni. Pwr. Inc. Equip. Impt. BAN (Cleveland Pub.
Pwr. Sys. Proj.) 3.99% 9/3/98  3,400,000  3,400,000
Ashland County Gen. Oblig. BAN (Jail Construction)
Series 1997, 4.20% 12/17/98  2,200,000  2,202,931
Ashtabula County Ind. Dev. Rev. (Plasticolors, Inc. Proj.)
Series 1996A, 3.80%, LOC Key Bank, Nat'l. Assoc., VRDN  2,355,000
2,355,000
Bedford Heights Ind. Dev. Rev. (Olympic Steel) Series 1989,
3.80%, LOC Nat'l. City Bank, Cleveland, VRDN (b)  1,100,000  1,100,000
Blue Ash Gen. Oblig. BAN 4.05% 5/6/99  2,500,000  2,503,035
Bowling Green Gen. Oblig. BAN 4.10% 9/10/98  2,500,000  2,500,980
Brooklyn Gen. Oblig. BAN 4.10% 9/3/98  4,235,000  4,236,387
Butler County Hwy. Trans. Impt. Dist. Participating VRDN,
3.68% (Liquidity Facility Merrill Lynch & Co., Inc) (c)  3,150,000
3,150,000
Butler County Hosp. Facs. Rev. (Middletown Proj.)
3.60%, LOC Star Bank, NA, VRDN  2,000,000  2,000,000
Butler County Ind. Dev. Rev. (Trey Corrugated Inc.) Series 1995, 3.80%, LOC First of America Bank, Indiana, VRDN (b) 4,735,000 4,735,000
Cambridge Hosp. Facs. Rev. Bonds (Southeastern Reg. Med. Ctr.)
3.90%, tender 7/1/98  8,000,000  8,000,000
Cincinnati Student Loan Funding Corp. Rev.
Series 1998A-2, 3.50% (BPA Bank of America
Nat'l. Trust & Savings, NA) VRDN (b)  4,800,000  4,800,000
Clermont County Ind. Dev. Rev. (American Micro Prod. Proj.)
3.80%, LOC Star Bank, NA, VRDN (b)  5,035,000  5,035,000
Cleveland Parking Facs. Rev. Rfdg. Participating VRDN,
Series PA-182, 3.68% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)  2,340,000  2,340,000
Cleveland School Dist. Rev. Participating VRDN, Series BTP-246,
3.65% (Liquidity Facility Bankers Trust Co.) (c) 3,740,000 3,740,000 Cleveland Heights Gen. Oblig. BAN 4.25% 8/27/98 1,250,000 1,250,751
Clinton County Hosp. Rev. (Hosp. Cap. Inc.
Pooled Fing. Prog.) Series 1998, 3.65%
LOC Fifth Third Bank, Cincinnati, VRDN  3,700,000  3,700,000
Columbus Unlimited Tax Gen. Oblig. Series 1996-1,
3.40% (Liquidity Facility Westdeutsche
Landesbank Girozentrale) VRDN  3,700,000  3,700,000
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation)
Series 1997 D, 4% (Liquidity Facility Bank of America
Nat'l. Trust & Savings) VRDN  8,300,000  8,300,000
Cuyahoga County Ind. Dev. Auth. (The Great Lakes
Brewing Co.) Series 1997, 3.73%,
LOC Huntington Nat'l. Bank, Columbus, VRDN (b)  5,700,000  5,700,000
 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Fairfield Gen. Oblig. BAN 4.10% 8/28/98 $ 3,250,000 $ 3,251,289
Franklin County Hosp. Rev. (US Healthcare Corp.)
3.55%, LOC Morgan Guaranty Trust Co., NY, VRDN 8,000,000 8,000,000 Franklin County Ind. Dev. Rev. (Inland Prod., Inc.)
3.75%, LOC PNC Bank, Ohio, VRDN (b)  800,000  800,000
Franklin County Multi-Family Hsg. Rev. (Colonial Courts) 3.70%,
LOC Federal Home Loan Bank, Indiana, VRDN (b) 2,500,000 2,500,000 Hamilton County Hosp. Facs. Rev., VRDN:
(Beechwood Home Proj.) 3.67%,
 LOC Star Bank, NA  4,100,000  4,100,000
 (Childrens Hosp. Med. Ctr.) Series 1997-A,
 3.60% LOC PNC Bank, Ohio  1,800,000  1,800,000
Hamilton County Ind. Dev. Auth. (Metro Containers, Inc. Proj.)
3.70%, LOC Bank One, NA, VRDN (b)  2,150,000  2,150,000
Harrison County Econ. Dev. Rev. Rfdg. (Carriage of Cadiz Proj.)
3.65%, LOC Key Bank, Nat'l. Assoc., VRDN  1,750,000  1,750,000
Holmes County Ind. Dev. Rev. (Poultry Processing, Inc.) Series 1990, 3.70%, LOC Rabobank Nederland COOP Central, VRDN (b) 500,000 500,000 Lake County Gen. Oblig. BAN 4.07% 10/8/98 1,000,000 1,000,442
Lake County Ind. Dev. Rev., VRDN:
(American Business Co.) 3.73%, LOC Huntington
 Nat'l. Bank of Columbus (b)  1,350,000  1,350,000
 (Norshar Co. Proj.) 3.70%, LOC Bank One, NA (b)  3,500,000  3,500,000
Lebanon Gen. Oblig. BAN 4.07% 5/27/99  3,100,000  3,107,307
Lebanon Ind. Park BAN Series 1998, 3.95% 5/27/99  1,000,000  1,000,000
Lima Hosp. Rev. Rfdg. (Lima Mem. Hosp.) 3.60%,
LOC Bank One, NA, VRDN  500,000  500,000
Lorain County Gen. Oblig. BAN 4.22% 9/17/98  1,000,000  1,000,555
Lucas County Metropolitan Swr. & Wtr. Dist.
Impt. BAN 4.11% 10/21/98  1,585,000  1,586,075
Lucas County Hsg. Rev. (Lakewoods Proj.)
3.80%, LOC Key Bank, Nat'l. Assoc., NA, VRDN (b)  4,000,000  4,000,000
Lucas County Multi-Family Hsg. Rev. (Beacon Place/Cubbon Proj.)
3.72%, LOC Star Bank, NA, VRDN  3,800,000  3,800,000
Lucas County (The Toledo Zoological Society)
3.55%, LOC Key Bank, Nat'l. Assoc., VRDN  16,000,000  16,000,000
Medina County Ind. Dev. Rev., VRDN:
(Firdex Inc.) Series 1997, 3.80%,
 LOC Key Bank, Nat'l. Assoc. (b)  1,090,000  1,090,000
 (North American Roto Engravers, Inc. Proj.) Series 1988
 3.70%, LOC Bank One, NA (b)  355,000  355,000
 (Rembond Proj.) Series 1996, 3.70%,
 LOC Bank One, NA (b)  3,000,000  3,000,000
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.)
3.70%, LOC Bank One, NA, VRDN (b)  1,800,000  1,800,000
 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Montgomery County Health Care Rev. (Eastway Corp. &
Property Resource) Series 1997, 3.73%,
LOC Huntington Nat'l. Bank, Columbus, VRDN (b) $ 3,655,000 $ 3,655,000 Montgomery County Multi-Family Hsg Rev., VRDN:
(Pedcor Investments - Lyons Gate) 3.70%,
 LOC Federal Home Loan Bank, Cincinnati (b) 3,000,000 3,000,000 (Timber Creek Village Apts.) Series 1998, 3.80%,
 LOC Key Bank, Nat'l. Assoc. (b)  3,700,000  3,700,000
Ohio Air Dev. Auth. Air Quality Dev. Rev.:
Bonds (Duquesne Lt. Co. Proj.) Series 1988, 3.60%
 7/13/98, LOC Toronto-Dominion Bank, CP mode (b)  2,000,000  2,000,000
 (Cincinnati Gas & Elec.) VRDN:
 Series A, 3.95%, LOC ABN-AMRO Bank  1,000,000  1,000,000
  Series B, 4%, LOC Canadian Imperial Bank of Commerce  600,000
600,000
 (JMG Funding LP) Series 1994-A, 3.60%,
 LOC Societe Generale, France, VRDN(b)  6,400,000  6,400,000
Ohio Envir. Impt. Rev. (Newark Group
Inds., Inc. Proj.) Series 1996, 3.60%,
LOC Chase Manhattan Bank, VRDN (b)  1,000,000  1,000,000
Ohio Higher Ed. Facs. (Commty. Pooled Fing. Prog.) VRDN:
Series 1996, 3.60%, LOC Fifth Third Bank  4,600,000  4,600,000
 3.60%, LOC Firth Third Bank  4,535,000  4,535,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN (c):
Series 1997, 3.70% (Liquidity Facility
 Bank of New York, NA) (b)  2,100,000  2,100,000
 Series 1998 A-1, 3.70%
 (Liquidity Facility Bank of New York, NA) (b) 7,500,000 7,500,000 Series 1998 B, 3.70% (Liquidity Facility
 Bank of America Nat'l. Trust & Savings, NA) (b)  14,695,000
14,695,000
 Series PA-93, 3.73% (Liquidity Facility
 Merrill Lynch & Co., Inc.) (b)  4,685,000  4,685,000
 Series PT-122, 3.73% (Liquidity Facility
 Banco Santander, SA) (b)  3,220,000  3,220,000
Ohio Hsg. Fin. Agcy. Multi-Family Hsg. Rev., VRDN:
(Club at Spring Valley Apts.) Series 1996 A, 3.65%,
 LOC Key Bank, Nat'l. Assoc. (b)  5,000,000  5,000,000
 (Hunter's Glen Apt. Proj.) Series 1996, 3.70%,
 LOC PNC Bank, Ohio (b)  2,000,000  2,000,000
  (Pedcor Investments - Willowakes Apt. Proj.):
 Series A, 3.70%, LOC Bank One, NA (b)  3,200,000  3,200,000
  Series B, 3.80%, LOC Federal Home
  Loan Bank, Indianapolis (b)  500,000  500,000
  Series C, 3.80%, LOC Federal Home
  Loan Bank, Indianapolis (b)  625,000  625,000
  Series D, 3.80%, LOC Federal Home
  Loan Bank, Indianapolis (b)  625,000  625,000
 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Hsg. Fin. Agcy. Single Family Mtg. Participating VRDN (c):
Series 1996-5, 3.70% (Liquidity Facility
 Bank of New York) (b) $ 4,600,000 $ 4,600,000
 Series 1996-6, 3.70% (Liquidity Facility
 Bank of New York) (b)  3,800,000  3,800,000
 Series 14, 3.70% (Liquidity Facility
 Bank of New York) (b)  3,300,000  3,300,000
Ohio Ind. Dev. Rev., VRDN:
(Aerolite Extrusion) Series 1991 IA, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  165,000  165,000
 (Anomatic Corp.) Series 1989 I, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  165,000  165,000
 (Arthur Corp.) Series 1989 IIIA, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  155,000  155,000
 (Burnham Corp. Proj.) Series 1988 II, 3.70%,
 LOC PNC Bank, Ohio (b)  90,000  90,000
 (CCE Inc.) Series 1989 I, 3.70%, LOC
 Nat'l. City Bank, Columbus (b)  715,000  715,000
 (Carpenter/Clapp & Haney Tool Co.) Series 1987 P,
 3.70%, LOC Bank One, NA (b)  240,000  240,000
 (Cole Tool & Die) Series 1988 H, 3.70%,
 LOC Bank One, NA (b)  110,000  110,000
 (Die-Matic, Inc.) Series 1987 O, 3.70%,
 LOC Bank One, NA (b)  130,000  130,000
 (Dramex Int'l., Inc.):
 Series 1988 I, 3.70%, LOC Bank One, NA (b)  1,000,000  1,000,000
  Series 1988 II, 3.70%, LOC PNC Bank, Ohio (b)  200,000  200,000
 (EPIC Technologies, Inc.) Series 1988 D,
 3.70%, LOC Bank One, NA (b)  185,000  185,000
 (Gary W. James) Series 1986 B, 3.70%,
 LOC Nat'l. City Bank, Cleveland (b)  215,000  215,000
 (General Motors Corp.) Series 1996, 3.60%  500,000  500,000
 (Hydro Tube Corp.) 3.70%, LOC Nat'l. City
 Bank, Columbus (b)  80,000  80,000
 (K&S Realty) Series 1989 I, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  230,000  230,000
 (K&S Realty/Starr Fabricating, Inc.) Series 1989 III,
 3.70%, LOC Nat'l. City Bank, Columbus (b)  230,000  230,000
 (Kaufmans Bakery) Series 1987 K, 3.70%,
 LOC Bank One, NA (b)  500,000  500,000
 (Midwest Acoust-A-Fiber, Inc.) Series 1989 I,
 3.70%, LOC Nat'l. City Bank, Columbus (b)  375,000  375,000
 (Morrow Macke Realty) Series 1988 C, 3.70%,
 LOC Bank One, NA (b)  480,000  480,000
 (Plasticos Co.) Series 1989 IIIA, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  470,000  470,000
 (Prentke Romich) Series 1989 III, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  60,000  60,000
 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev., VRDN: - continued
 (SBD Properties Co.) Series 1986 L, 3.70%,
 LOC Nat'l. City Bank, Cleveland (b) $ 170,000 $ 170,000
 (Samuel & Annie Shuman) Series 1989 III A,
 3.70%, LOC Nat'l. City Bank, Columbus (b)  150,000  150,000
 (Sheffield Steel) Series 1988 B,
 3.70%, LOC Bank One, NA (b)  15,000  15,000
 (Southwest Fin. Svcs.) Series 1986 J, 3.70%,
 LOC Nat'l. City Bank, Cleveland (b)  65,000  65,000
 (Standby Screw & Machine) Series 1991 IA, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  650,000  650,000
 (Steubenville Area) Series 1988 II, 3.70%,
 LOC PNC Bank, Ohio (b)  300,000  300,000
 (Thomas K. Issacs) Series 1990 IB, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  150,000  150,000
 (United Steel Svc.) Series 1988 J, 3.70%,
 LOC Bank One, NA (b)  480,000  480,000
 (VRE Inc.) Series 1988 F, 3.70%, LOC Bank One, NA (b)  150,000
150,000
 (Walker-Williams Lumber Co.) Series 1989 IIIA,
 3.70%, LOC Nat'l. City Bank, Columbus (b)  890,000  890,000
 (Wooster Iron Metal Co.) Series 1988 R,
 3.70%, LOC Bank One, NA (b)  240,000  240,000
Ohio Pub. Facs. Commission Higher Ed. Cap. Facs. Bonds:
Series IIA, 4.25% 12/1/98  6,000,000  6,016,239
 Series II-B, 5% 11/1/98 (FSA Insured)  3,475,000  3,488,046
Ohio Solid Waste Rev. (British Petroleum Exploration &
Oil, Inc. Proj.) Series 1998, 4.20%, VRDN (b)  2,500,000  2,500,000
Ohio Tpk. Commission Rev. Participating VRDN,  3.64%
(Liquidity Facility Societe Generale, France) (c)  3,800,000
3,800,000
Ohio Wtr. Dev. Auth. Poll. Cont. Rev.:
Rfdg. Participating VRDN,  3.65% (Liquidity Facility
 Citibank, New York, NA) (c)  14,000,000  14,000,000
 Rfdg. Bonds (Cleveland Elec. Proj.) Series 1988 A,
 3.80% 8/25/98 (FGIC Insured) CP mode  3,400,000  3,400,000
 Bonds (Duquesne Lt. Co. Proj.)
 LOC Toronto-Dominion Bank:
  3.60% 7/9/98, CP mode (b)  2,000,000  2,000,000
   3.60% 7/10/98, CP mode (b)  3,800,000  3,800,000
   3.60% 7/13/98, CP mode (b)  1,000,000  1,000,000
   3.75% 7/13/98, CP mode (b)  500,000  500,000
   3.70% 9/4/98, CP mode (b)  1,000,000  1,000,000
   3.70% 9/16/98, CP mode (b)  1,000,000  1,000,000
 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Rev. Participating VRDN,
Series PA-201, 3.68% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c) $ 4,830,000 $ 4,830,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(American Steel & Wire Corp.) 3.75%,
LOC Bank of America, Illinois, VRDN (b)  3,900,000  3,900,000
Oregon City Gen. Oblig. BAN (Lucas County)
Series 1998-1, 4% 5/5/99  2,950,000  2,954,057
Ottawa County Gen. Oblig. BAN 4.125% 8/6/98  5,000,000  5,001,184
Pickerington Gen. Oblig. BAN 4.05% 6/25/99  2,075,000  2,081,285
Pickerington Local School Dist. School Impt. BAN:
4.07% 8/3/98  1,500,000  1,500,589
 4.24% 8/3/98  1,500,000  1,500,383
Richland County Ind. Dev. Rev., VRDN:
(Carton Svc., Inc. Proj.) Series 1996, 3.75%,
 LOC Nat'l. City Bank Cleveland (b)  1,650,000  1,650,000
 (Sabin Robbins Paper Co.) Series 1997, 3.70%,
 LOC Fifth Third Bank, Cincinnati  3,000,000  3,000,000
Sharonville Ind. Dev. Rev. (X-TEC, Inc.) Series 1991,
3.65%, LOC Fifth Third Bank, VRDN (b)  400,000  400,000
South Euclid-Lyndhurst City School Dist. Energy
Conservation BAN 3.98% 2/11/99  1,300,000  1,301,773
Springdale Gen. Oblig. BAN 4.25% 9/18/98  2,000,000  2,001,541
Stark County Ind. Dev. Rev., VRDN:
(H-P Prod., Inc. Proj.) 3.80%,
 LOC Key Bank, Nat'l. Assoc. (b)  3,200,000  3,200,000
 (Liquid Cont. Corp. Proj.) Series 1987, 3.70%,
 LOC Bank One, NA (b)  305,000  305,000
Summit County Civic Facs. Rev. (YMCA of Akron) Series 1997,
3.70%, LOC Key Bank, Nat'l. Assoc., VRDN  4,000,000  4,000,000
Summit County Ind. Dev. Auth. Rev.:
Bonds:
 (Kuchar Proj.) 3.95%, tender 10/1/98,
  LOC Bank One, NA (b)  425,000  425,000
  (SGS Tool Co. Proj.) 3.80%, tender 10/1/98,
  LOC Bank One, NA (b)  1,250,000  1,250,000
 VRDN:
 (Commercial Alloys Corp.) 3.70%,
  LOC Star Bank, NA (b)  4,375,000  4,375,000
  (Hampshire Properties) 3.70%, LOC Key Bank,
  Nat'l. Assoc. (b)  1,000,000  1,000,000
  (Kaiser Dev. Proj.) 3.70%, LOC Bank One, NA 825,000 825,000 (Keltec Inc. Proj.) Series 1987, 3.70%,
  LOC Bank One, NA (b)  315,000  315,000
 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Summit County Ind. Dev. Auth. Rev.: - continued
VRDN:  - continued
  (Kuchar Proj.) Series 1987, 3.70%,
  LOC Bank One, NA (b) $ 845,000 $ 845,000
  (Mannix Co. Proj.) Series 1987, 3.70%,
  LOC Bank One, NA (b)  1,735,000  1,735,000
  (Summit Plastic Co. Proj.) 3.75%,
  LOC Nat'l. City Bank, Northeast (b)  3,020,000  3,020,000
  (Triumph Holdings Proj.) 3.75%,
  LOC Nat'l. City Bank, Northeast (b)  1,790,000  1,790,000
Toledo Gen. Oblig. BAN Series 1, 4% 10/15/98  2,800,000  2,801,571
Trumbull County Ind. Dev. Rev. (McDonald Steel Corp.)
Series 1990, 3.75%, LOC PNC Bank, NA., VRDN (b)  1,600,000  1,600,000
Union County Gen. Oblig. BAN 4.01% 6/17/99  1,850,000  1,854,442
Van Wert County Ind. Dev. Auth. Rev.
(Toledo Molding & Die Inc.) Series 1994,
3.70%, LOC Bank One, NA, VRDN (b)  2,580,000  2,580,000
Wadsworth City School Dist. BAN:
4.23% 8/4/98  1,400,000  1,400,554
 4.375% 8/4/98  1,300,000  1,300,560
Wood County Ind. Dev. Rev. (TL Industries & AMPP, Inc. Proj.)
3.75%, LOC Nat'l. City Bank, Northwest, VRDN (b)  1,545,000  1,545,000
  349,300,499
PUERTO RICO - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Hwy. Rev. Participating VRDN, Series PA-114, 3.58%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) 400,000 400,000 Puerto Rico Infrastructure Fin. Auth. Participating VRDN,
Series PA-223, 3.60% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)  1,300,000  1,300,000
  1,700,000
TEXAS - 0.3%
Port of Corpus Christi Ind. Dev. Corp. (Citgo Petroleum Proj.)
Series 1996, 4.25%, LOC Banque
Nationale de Paris, VRDN (b)  1,100,000  1,100,000
TOTAL INVESTMENT IN SECURITIES - 100%  $ 352,100,499
Total Cost for Income Tax Purposes  $ 352,100,526
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $85,000 of which $5,000, $6,000, $11,000, $7,000,
$50,000 and $6,000 will expire on December 31, 1998, 2000, 2002, 2003,
2004, and 2005, respectively.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                            JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                   $ 352,100,499
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                         10,108,375

RECEIVABLE FOR FUND SHARES SOLD                                         3,805,173

INTEREST RECEIVABLE                                                     3,082,538

 TOTAL ASSETS                                                           369,096,585

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                  $ 170,941

PAYABLE FOR FUND SHARES REDEEMED                            1,966,242

DISTRIBUTIONS PAYABLE                                       64,264

ACCRUED MANAGEMENT FEE                                      116,581

OTHER PAYABLES AND ACCRUED EXPENSES                         75,155

 TOTAL LIABILITIES                                                      2,393,183

NET ASSETS                                                             $ 366,703,402

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 366,774,212

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (70,810)

NET ASSETS, FOR 366,774,212 SHARES OUTSTANDING                         $ 366,703,402

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($366,703,402 (DIVIDED BY) 366,774,212 SHARES)



STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                    $ 6,803,642

EXPENSES

MANAGEMENT FEE                                         $ 703,032

TRANSFER AGENT FEES                                     263,242

ACCOUNTING FEES AND EXPENSES                            38,486

NON-INTERESTED TRUSTEES' COMPENSATION                   5,844

CUSTODIAN FEES AND EXPENSES                             10,097

REGISTRATION FEES                                       18,328

AUDIT                                                   16,925

LEGAL                                                   9,815

MISCELLANEOUS                                           774

 TOTAL EXPENSES BEFORE REDUCTIONS                       1,066,543

 EXPENSE REDUCTIONS                                     (18,609)    1,047,934

NET INTEREST INCOME                                                 5,755,708

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             14,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 5,769,729



STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          JUNE 30, 1998      DECEMBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 5,755,708        $ 10,777,849
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  14,021             (5,450)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           5,769,729          10,772,399
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (5,755,708)        (10,777,849)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   386,348,008        629,370,990
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    5,524,454          10,472,319

 COST OF SHARES REDEEMED                                   (389,654,634)      (602,959,226)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          2,217,828          36,884,083
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,231,849          36,878,633

NET ASSETS

 BEGINNING OF PERIOD                                       364,471,553        327,592,920

 END OF PERIOD                                            $ 366,703,402      $ 364,471,553




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                    .016                .032       .030       .034       .025       .021
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.016)               (.032)     (.030)     (.034)     (.025)     (.021)
 INCOME

NET ASSET VALUE,              $ 1.000             $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B, C              1.57%                3.29%      3.08%      3.48%      2.50%      2.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 366,703           $ 364,472  $ 327,593  $ 296,220  $ 301,691  $ 262,371
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES              .59% A               .59%       .60%       .61%       .57%       .59%
TO AVERAGE NET
ASSETS

RATIO OF EXPENSES              .58% A, D            .59%       .59% D     .61%       .57%       .59%
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.18% A              3.24%      3.03%      3.42%      2.48%      2.07%
INCOME TO
AVERAGE NET
ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $31,254,467 and $30,861,384, respectively.
The market value of futures contracts opened and closed during the period amounted to $37,263,887 and $36,932,106, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets for the income and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .10% and .15% of average net assets for the income fund and the money market fund, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the average net assets. For the period, the reimbursement reduced the expenses by $30,754.
5. EXPENSE REDUCTIONS -
CONTINUED
In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the custodian and transfer agent fees were reduced by $1,244 and $4,506, respectively, for the income fund, and $1,696 and $16,913, respectively, for the money market fund, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investments Money
Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
George A. Fischer, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

PENNSYLVANIA
MUNICIPAL
FUNDS


SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS



PRESIDENT'S MESSAGE                               3    NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

 PERFORMANCE                                      4    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                        7    THE MANAGERS' REVIEW OF FUND
                                                       PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                               10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                       INVESTMENTS OVER THE PAST SIX MONTHS
                                                       AND ONE YEAR.

 INVESTMENTS                                      11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                       WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                             17   STATEMENTS OF ASSETS AND LIABILITIES,
                                                       OPERATIONS, AND CHANGES IN NET ASSETS,
                                                       AS WELL AS FINANCIAL HIGHLIGHTS.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                      21   HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                        23   THE MANAGER'S REVIEW OF FUND
                                                       PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                               25   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                       INVESTMENTS OVER THE PAST SIX MONTHS
                                                       AND ONE YEAR.

 INVESTMENTS                                      26   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                       WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                             32   STATEMENTS OF ASSETS AND LIABILITIES,
                                                       OPERATIONS, AND CHANGES IN NET ASSETS,
                                                       AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                             36   NOTES TO THE FINANCIAL STATEMENTS.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

SPARTAN PA MUNICIPAL INCOME                2.45%   8.15%   35.51%  124.89%

LB PENNSYLVANIA MUNICIPAL BOND             2.72%   8.40%   36.47%  N/A

PENNSYLVANIA MUNICIPAL DEBT FUNDS AVERAGE  2.33%   8.22%   32.27%  117.26%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index - a total return benchmark for Pennsylvania investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 66 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                     PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

SPARTAN PA MUNICIPAL INCOME                     8.15%   6.27%   8.44%

LB PENNSYLVANIA MUNICIPAL BOND                  8.40%   6.42%   N/A

PENNSYLVANIA MUNICIPAL DEBT FUNDS AVERAGE       8.22%   5.75%   8.06%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan PA Muni Income      LB Municipal Bond
             00402                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10066.45                    10065.20
  1988/08/31      10082.93                    10074.06
  1988/09/30      10303.42                    10256.40
  1988/10/31      10601.96                    10436.91
  1988/11/30      10509.47                    10341.31
  1988/12/31      10680.97                    10447.10
  1989/01/31      10831.37                    10663.15
  1989/02/28      10738.31                    10541.48
  1989/03/31      10735.63                    10516.29
  1989/04/30      11013.16                    10765.94
  1989/05/31      11212.91                    10989.55
  1989/06/30      11389.08                    11138.79
  1989/07/31      11498.78                    11290.39
  1989/08/31      11390.38                    11179.85
  1989/09/30      11353.08                    11146.54
  1989/10/31      11509.68                    11282.86
  1989/11/30      11645.74                    11480.31
  1989/12/31      11728.16                    11574.22
  1990/01/31      11663.38                    11519.47
  1990/02/28      11766.69                    11622.00
  1990/03/31      11768.61                    11625.48
  1990/04/30      11595.76                    11541.32
  1990/05/31      11885.23                    11793.26
  1990/06/30      11993.30                    11896.92
  1990/07/31      12149.93                    12071.81
  1990/08/31      11973.93                    11896.53
  1990/09/30      12034.44                    11903.31
  1990/10/31      12208.13                    12119.23
  1990/11/30      12470.09                    12362.95
  1990/12/31      12572.44                    12416.73
  1991/01/31      12735.97                    12583.36
  1991/02/28      12809.49                    12692.84
  1991/03/31      12837.57                    12697.41
  1991/04/30      13039.14                    12866.28
  1991/05/31      13194.65                    12980.66
  1991/06/30      13129.04                    12967.81
  1991/07/31      13325.00                    13125.76
  1991/08/31      13507.97                    13298.63
  1991/09/30      13665.00                    13471.78
  1991/10/31      13783.05                    13593.02
  1991/11/30      13820.11                    13630.95
  1991/12/31      14143.11                    13923.47
  1992/01/31      14181.26                    13955.21
  1992/02/29      14188.90                    13959.68
  1992/03/31      14187.84                    13964.84
  1992/04/30      14336.59                    14089.13
  1992/05/31      14515.56                    14254.96
  1992/06/30      14749.67                    14494.16
  1992/07/31      15213.68                    14928.69
  1992/08/31      15055.14                    14783.14
  1992/09/30      15135.75                    14879.82
  1992/10/31      14903.11                    14733.55
  1992/11/30      15258.32                    14997.43
  1992/12/31      15432.09                    15150.55
  1993/01/31      15635.39                    15326.75
  1993/02/28      16248.44                    15881.12
  1993/03/31      16063.31                    15713.26
  1993/04/30      16219.73                    15871.81
  1993/05/31      16318.94                    15961.00
  1993/06/30      16595.24                    16227.39
  1993/07/31      16574.91                    16248.65
  1993/08/31      16990.86                    16586.95
  1993/09/30      17240.65                    16775.87
  1993/10/31      17249.30                    16808.25
  1993/11/30      17101.97                    16660.17
  1993/12/31      17466.06                    17011.87
  1994/01/31      17693.71                    17206.14
  1994/02/28      17264.09                    16760.50
  1994/03/31      16504.46                    16078.02
  1994/04/30      16590.38                    16214.36
  1994/05/31      16777.13                    16354.94
  1994/06/30      16749.47                    16255.01
  1994/07/31      17019.49                    16552.96
  1994/08/31      17077.67                    16610.23
  1994/09/30      16835.51                    16366.40
  1994/10/31      16545.79                    16075.73
  1994/11/30      16152.25                    15785.08
  1994/12/31      16586.52                    16132.51
  1995/01/31      17094.66                    16593.58
  1995/02/28      17611.82                    17076.12
  1995/03/31      17860.70                    17272.32
  1995/04/30      17913.77                    17292.70
  1995/05/31      18392.35                    17844.51
  1995/06/30      18212.50                    17689.27
  1995/07/31      18371.98                    17856.96
  1995/08/31      18566.24                    18083.39
  1995/09/30      18775.10                    18197.86
  1995/10/31      19004.80                    18462.45
  1995/11/30      19303.27                    18768.74
  1995/12/31      19478.56                    18949.11
  1996/01/31      19670.65                    19092.18
  1996/02/29      19527.61                    18963.31
  1996/03/31      19259.29                    18720.95
  1996/04/30      19171.89                    18667.97
  1996/05/31      19142.37                    18660.51
  1996/06/30      19333.25                    18863.72
  1996/07/31      19508.53                    19035.38
  1996/08/31      19515.91                    19030.81
  1996/09/30      19747.26                    19297.24
  1996/10/31      19962.35                    19515.49
  1996/11/30      20328.92                    19872.63
  1996/12/31      20260.83                    19789.16
  1997/01/31      20287.79                    19826.56
  1997/02/28      20460.52                    20008.57
  1997/03/31      20193.33                    19741.86
  1997/04/30      20333.40                    19907.10
  1997/05/31      20594.24                    20206.50
  1997/06/30      20793.51                    20421.70
  1997/07/31      21371.47                    20987.38
  1997/08/31      21156.81                    20790.73
  1997/09/30      21397.57                    21037.51
  1997/10/31      21501.81                    21172.79
  1997/11/30      21603.65                    21297.28
  1997/12/31      21950.35                    21608.01
  1998/01/31      22176.81                    21831.00
  1998/02/28      22154.64                    21837.55
  1998/03/31      22135.33                    21856.77
  1998/04/30      22032.26                    21758.20
  1998/05/31      22344.37                    22102.63
  1998/06/30      22488.78                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980710 114654 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $22,489 - a 124.89% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                  SIX MONTHS
                  ENDED              YEARS ENDED DECEMBER 31,
                  JUNE 30,
                  1998         1997   1996    1995    1994     1993

DIVIDEND RETURNS  2.25%        4.99%  5.01%   6.52%   5.73%    6.68%

CAPITAL RETURNS   0.20%        3.35%  -0.99%  10.92%  -10.77%   6.50%

TOTAL RETURNS     2.45%        8.34%  4.02%   17.44%  -5.04%   13.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.97(CENTS)  24.01(CENTS)  48.94(CENTS)

ANNUALIZED DIVIDEND RATE                4.47%        4.48%         4.56%

30-DAY ANNUALIZED YIELD                 4.13%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.64%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.80 over the past six months and $10.74 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1998 federal and state tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with ongoing
expectations that the turmoil in Asia
will slow our economy and keep
inflation at historical lows, played
integral roles in the municipal bond
market during the six months that
ended June 30, 1998. During this
period, the Lehman Brothers
Municipal Bond Index - a
measure of the municipal bond
market - returned 2.69%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 3.93%. Early in the
year, municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply of
municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through
March and April as many issuers
rushed to the market before the
largest deal in municipal history took
place in May - a $3.5 billion
issuance by the Long Island Power
Authority. This heavy supply,
combined with lower demand, put
downward pressure on municipal
bonds in April and May.
Encouraging inflation reports and
renewed concerns over Asia
attracted investors to the bond
market, but municipals lagged
taxable issues through the end of
the period.
NOTE TO SHAREHOLDERS: Effective July 13,1998, after the period covered by this report, Christine Thompson became Portfolio Manager of Spartan Pennsylvania Municipal Income Fund. The following is an interview with Jonathan Short, who managed the fund during the period covered by this report, and Christine Thompson, who gives her outlook and discusses her investment approach.
Q. HOW DID THE FUND PERFORM, JON?
J.S. For the six-month period that ended June 30, 1998, the fund had a total return of 2.45%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned 2.33% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index - a broad measure of the performance of the Pennsylvania municipal bond market - returned 2.72% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 8.15%, while the Pennsylvania municipal debt funds average returned 8.22% and the Lehman Brothers Pennsylvania Municipal Bond Index returned 8.40%.
Q. WHICH INVESTMENTS MADE A POSITIVE CONTRIBUTION TO PERFORMANCE?
J.S. Several of the fund's holdings - including Philadelphia Gas Works
- significantly rose in value when they were refunded, the municipal market's version of refinancing debt at a lower interest rate. Issuers often undertake refundings to cut their debt costs, retiring older bonds with higher interest rates and floating new bonds at lower, prevailing rates. Although the process is somewhat complicated, the net result is that the refunded bonds generally rise in value because they assume a higher credit rating. Other strong performers were Baa-rated municipal bonds, which benefited from strong demand. As the lowest-quality bonds of those deemed investment grade, Baa-rated bonds became increasingly attractive because they offered more yield than Aa-rated and Aaa-rated bonds. In addition, there was a very small supply of these bonds during the period. Strong demand and low supply boosted the prices of many Baa-rated bonds.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
J.S. Yes. Housing bonds - which made up 5.2% of the fund's investments at the end of the period - lagged the overall Pennsylvania municipal market. These bonds - which were attractive because of their relatively high yields - experienced increased prepayment activity when interest rates fell, because mortgage borrowers refinanced their debt in order to lower their interest costs. While prepayment is good for the borrower, it can be bad for housing bond holders because it can force them to reinvest at lower interest rates.
Q. WERE THERE ANY CHANGES IN THE WAY THE FUND'S INVESTMENTS WERE ALLOCATED AMONG BONDS WITH VARIOUS MATURITIES?
J.S. Yes, there were. I increasingly emphasized bonds in the intermediate part of the market - meaning bonds with maturities of around five to 15 years. I did so because up to about a 15-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 15 years or longer, the extra income for each successive year was less attractive given the level of risk inherent in longer-term bonds. Throughout the period, the fund's duration - which measures its sensitivity to changing interest rates - was kept in line with the Pennsylvania municipal bond market as a whole, as represented by the Lehman Brothers Pennsylvania Municipal Bond Index.
Q. TURNING TO YOU, CHRISTINE, WHAT'S YOUR OUTLOOK?
C.T. I believe that municipals could be poised for a period of relatively good performance. Municipals became cheap relative to their Treasury counterparts in the first half of the period because of a supply and demand imbalance. Cities, states, counties and other issuers sought to take advantage of relatively low interest rates by refinancing older, more expensive debt. As more and more of these refinancings occurred, the supply of municipal bonds grew to near-record levels. In contrast, the U.S. budgetary surplus has significantly decreased the supply of Treasuries. On the other side of the equation, the demand for municipals - while remaining firm - didn't keep pace with the additional supply. The Treasury market, however, experienced strong demand as investors sought out treasuries as a haven against problems in Southeast Asia and Japan. For the remainder of the year, I expect that municipal refinancing activity will taper off, which would likely be a positive for municipal bonds as long as demand remains firm or increases.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
CHRISTINE THOMPSON ON HER
INVESTMENT APPROACH:
"MY INVESTMENT APPROACH IS
SIMILAR TO THE PREVIOUS MANAGER'S,
SO I DON'T ANTICIPATE MAKING ANY
SIGNIFICANT CHANGES TO THE FUND.
LIKE JONATHAN, I USE THE LEHMAN
BROTHERS PENNSYLVANIA MUNICIPAL
BOND INDEX AS A REPRESENTATION OF
THE OVERALL MARKET IN WHICH THE FUND
INVESTS. THE INDEX INCLUDES MOST
OF THE UNIVERSE OF PENNSYLVANIA
MUNICIPAL BONDS. I MANAGE THE FUND
TO HAVE SIMILAR OVERALL INTEREST-RATE
RISK TO ITS BENCHMARK INDEX, BUT
BEYOND THAT THE FUND CAN VARY
SIGNIFICANTLY FROM THE INDEX. WITH
RESPECT TO SECTOR, ISSUER AND
STRUCTURAL COMPOSITION, THE FUND'S
HOLDINGS REFLECT MY RESEARCH
CONCLUSIONS ON THE RELATIVE
VALUE OF BONDS."
(SOLID BULLET) GENERAL OBLIGATION BONDS (GOS)
MADE UP THE FUND'S LARGEST SECTOR
CONCENTRATION AT 31.5% OF
INVESTMENTS AT THE END OF THE
PERIOD. A GO IS BACKED BY THE FULL
FAITH AND CREDIT - WHICH INCLUDES
THE TAXING POWER - OF A CITY,
COUNTY, STATE OR OTHER ISSUER, AND IS
REPAID WITH GENERAL REVENUE
INCLUDING TAXES.
FUND FACTS
GOAL: TO PROVIDE HIGH CURRENT
INCOME EXEMPT FROM FEDERAL
AND PENNSYLVANIA PERSONAL
INCOME TAXES BY INVESTING
NORMALLY IN INVESTMENT-GRADE
MUNICIPAL SECURITIES
FUND NUMBER: 402
TRADING SYMBOL: FPXTX
START DATE: AUGUST 6, 1986
SIZE: AS OF JUNE 30, 1998,
MORE THAN $263 MILLION
MANAGER: CHRISTINE THOMPSON,
SINCE JULY 1998; MANAGER,
VARIOUS FIDELITY AND SPARTAN
MUNICIPAL INCOME FUNDS; JOINED
FIDELITY IN 1985
(CHECKMARK)
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JUNE 30, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE SECTORS
                                     6 MONTHS AGO

GENERAL OBLIGATION     31.5          35.4

HEALTH CARE            14.7          11.6

WATER & SEWER          13.5          14.9

ESCROWED/PRE-REFUNDED  11.0          4.1

EDUCATION              6.8           11.1

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                6 MONTHS AGO

YEARS  11.5                                     12.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                6 MONTHS AGO

YEARS  6.5                                      6.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
ROW: 1, COL: 1, VALUE: 66.40000000000001
ROW: 1, COL: 2, VALUE: 22.8
ROW: 1, COL: 3, VALUE: 8.0
ROW: 1, COL: 4, VALUE: 1.0
ROW: 1, COL: 5, VALUE: 1.8
ROW: 1, COL: 6, VALUE: NIL
AAA 60.2%
AA, A 28.1%
BAA 7.7%
NON-RATED 1.0%
SHORT-TERM
INVESTMENTS 3.0%
AAA 66.4%
AA, A 22.8%
BAA 8.0%
NON-RATED 1.0%
SHORT-TERM
INVESTMENTS 1.8%
ROW: 1, COL: 1, VALUE: 60.2
ROW: 1, COL: 2, VALUE: 28.1
ROW: 1, COL: 3, VALUE: 7.7
ROW: 1, COL: 4, VALUE: 1.0
ROW: 1, COL: 5, VALUE: 3.0
ROW: 1, COL: 6, VALUE: NIL
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 98.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
PENNSYLVANIA - 97.8%
Abington School Dist. Rfdg.
5.125% 5/15/26 (FGIC Insured)  Aaa $ 4,000,000 $ 3,962,480
Allegheny County Arpt. Rev. Rfdg.
(Pittsburgh Int'l. Arpt.) Series A,
5.75% 1/1/14 (MBIA Insured) (c)  Aaa  3,000,000  3,223,320
Allegheny County Higher Ed. Bldg. Auth. Rev.
(Duquesne Univ. Proj.) 6.50% 3/1/10
(AMBAC Insured)  Aaa  400,000  466,644
Allegheny County Hosp. Dev. Auth. Rev. Rfdg.
(Univ. of Pittsburgh Medical Ctr.) Series A:
  5.55% 4/1/12 (MBIA Insured)  Aaa  2,845,000  3,001,447
  4.625% 8/1/13 (MBIA Insured)  Aaa  3,885,000  3,731,037
  4.625% 8/1/14 (MBIA Insured)  Aaa  4,060,000  3,870,682
Allegheny County Ind. Dev. Auth. Rev. (1st Mtg.)
(YMCA Pittsburgh Proj.) 8.75% 3/1/10  -  2,325,000  2,540,667
Allegheny County Residential Fin. Auth. Mtg.
Single Family Rev.:
  Series H, 8% 6/1/17 (GNMA Coll.)  Aaa  170,000  174,209
  7.95% 6/1/23 (GNMA Coll.) (c)  Aaa  1,195,000  1,253,627
Allegheny County Sanitation Auth. Swr. Rev.
0% 12/1/12 (FGIC Insured)
(Escrowed to Maturity) (d)  Aaa  2,260,000  1,119,401
Bethlehem Area School Dist.
5.80% 3/1/11 (MBIA Insured)
(Pre-Refunded to 3/1/06 @ 100) (d)  Aaa  1,545,000  1,689,396
Bethlehem Wtr. Auth. Rev. Rfdg.
4.875% 11/12/14 (MBIA Insured)  Aaa  3,700,000  3,647,941
Central Bucks School Dist. 5.25% 5/15/05  Aa3  1,215,000  1,279,857
Chester County Health & Edl. Facs. Auth. Health
Sys. Rev. (Jefferson Health Sys.) Series B,
5% 5/15/08 (AMBAC Insured)  Aaa  600,000  618,066
Delaware County Auth. Hosp. Rev.
(Crozer-Chester Med. Ctr.):
  6% 12/15/09  Baa1  1,000,000  1,050,700
  6% 12/15/20  Baa1  2,700,000  2,808,135
Delaware County Gen. Oblig. Rfdg.
5.30% 11/15/01  Aa  2,200,000  2,287,516
Delaware County Ind. Dev. Auth. Resource
Recovery Facs. Rev. Rfdg.  Series A,
6.10% 7/1/13  Baa1  1,300,000  1,405,612
Harrisburg Auth. Rev. (Pooled Bond Prog.)
Series I, 5.625% 4/1/15 (MBIA Insured)  Aaa  3,000,000  3,148,560
Haverford Township School Dist. Rfdg.
Series B, 6.25% 6/1/19 (FGIC Insured)
(Pre-refunded to 6/1/04 @ 100) (d)  Aaa  5,000,000  5,530,700
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Lehigh County Gen. Purp. Auth. Rev.
(Lehigh Valley Health Network) Series A,
5% 7/1/18 (MBIA Insured)  Aaa $ 1,000,000 $ 978,930
Meadville Gen. Oblig. Rfdg. Series B,
6% 10/1/05 (AMBAC Insured)  Aaa  3,210,000  3,533,600
Montgomery County Higher Ed. & Health Auth.
Rev. Rfdg. (Holy Redeemer Health) Series A:
  5.50% 10/1/05 (AMBAC Insured)  Aaa  2,240,000  2,376,909
  5.50% 10/1/08 (AMBAC Insured)  Aaa  1,000,000  1,071,490
Northumberland County Auth. Commonwealth
Lease Rev. (Correctional Facs.)
(Cap. Appreciation) 0% 10/15/10
(MBIA Insured) (Escrowed to Maturity) (d) Aaa 1,000,000 561,420 Pennsbury School Dist.:
 Rfdg. 6% 8/15/05 (FGIC Insured)  Aaa  1,605,000  1,764,360
 6.80% 8/15/14 (FGIC Insured)
 (Pre-Refunded to 8/15/04 @ 100) (d)  Aaa  1,025,000  1,167,209
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A:
  6.60% 9/1/09 (MBIA Insured)  Aaa  9,150,000  10,336,755
  6.70% 9/1/14 (MBIA Insured)  Aaa  3,965,000  4,516,532
  6.75% 9/1/19 (MBIA Insured)  Aaa  2,670,000  3,029,889
Pennsylvania Gen. Oblig.:
 Series 1:
  6.125% 9/15/03  Aa3  2,000,000  2,155,260
  5.375% 5/15/05 (FGIC Insured)  Aaa  5,000,000  5,300,600
 Series 2:
  (Cap. Appreciation) 0% 7/1/07
  (AMBAC Insured)  Aaa  1,770,000  1,181,245
  5.60% 7/1/02  Aa3  1,000,000  1,052,760
  5% 10/15/09  Aa3  4,000,000  4,152,080
  6.25% 7/1/10  Aa3  2,000,000  2,306,940
  6.25% 7/1/11  Aa3  1,200,000  1,376,484
 Series 3, 6.10% 11/15/04 (FGIC Insured)   Aaa  1,000,000  1,100,230
Pennsylvania Higher Edl. Facs. Auth. College &
Univ. Rev. Rfdg.:
  (Carnegie-Mellon Univ.) 6% 11/1/05  AA-  1,000,000  1,097,870
  (Univ. of Pennsylvania):
    Series A:
    7% 9/1/01  Aa2  2,000,000  2,169,740
    6.50% 9/1/02  Aa2  2,750,000  2,990,570
    6.50% 9/1/04  Aa2  2,650,000  2,951,173
    5.90% 9/1/15  Aa2  1,200,000  1,285,032
   Series B:
    6.50% 9/1/02  Aa2  1,950,000  2,120,586
    6.50% 9/1/04  Aa2  2,100,000  2,338,665
    7% 9/1/05  Aa2  2,000,000  2,313,480
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Edl. Facs. Auth. Health
Svcs. Rev. Rfdg. (Univ. of Pennsylvania)
Series A, 5.35% 1/1/08  Aa3 $ 4,000,000 $ 4,224,600
Pennsylvania Hsg. Fin. Agcy.:
 Single Family Mtg.:
  Rfdg. Series 54-A, 5.375% 10/1/28 (c)  Aa2  1,840,000  1,891,483
  Series 51, 5.65% 4/1/20 (c)  Aa2  2,340,000  2,399,179
  Series 52-B, 5.55% 10/1/12 (c)  Aa  1,570,000  1,621,575
  Series 53-A, 5.40% 10/1/27 (c)  Aa  1,000,000  1,028,350
 6.10% 10/1/13 (c)  Aa  5,000,000  5,227,850
Pennsylvania Ind. Dev. Auth. Econ. Dev. Rev.:
 7% 7/1/06 (AMBAC Insured)  Aaa  1,000,000  1,166,360
 7% 1/1/07 (AMBAC Insured)  Aaa  1,500,000  1,756,740
 7% 7/1/07 (AMBAC Insured)  Aaa  2,650,000  3,125,463
 5.80% 1/1/08 (AMBAC Insured)  Aaa  2,000,000  2,196,440
 5.80% 7/1/09 (AMBAC Insured)  Aaa  1,295,000  1,433,293
Pennsylvania Intergovernmental Coop. Auth. Spl.
Tax Rev.:
  Rfdg. Series A, 5% 6/15/13  A2  1,750,000  1,767,588
  (Philadelphia Funding Prog.)
  6.75% 6/15/21 (FGIC Insured)
   (Pre-Refunded to 6/15/05 @ 100) (d)  Aaa  2,190,000  2,516,069
Pennsylvania Tpk. Commission Tpk. Rev.:
 Rfdg. Series P, 5.70% 12/1/05  Aa3  1,460,000  1,555,002
 Series L, 6.25% 6/1/11 (AMBAC Insured)  Aaa  3,000,000  3,208,350
Philadelphia Arpt. Rev. Rfdg.
(Philadelphia Arpt. Sys.) Series A,
6% 6/15/08 (FGIC Insured) (c)  Aaa  3,000,000  3,315,600
Philadelphia Gas Wks. Rev. Rfdg.
Fourteenth Series A, 6.375% 7/1/26  Baa1  5,905,000  6,523,667
Philadelphia Gen. Oblig.:
 Rfdg. Series A, 5.125% 5/15/03 (FGIC Insured)  Aaa  8,000,000
8,311,680
 6.25% 5/15/10 (MBIA Insured)  Aaa  3,200,000  3,587,712
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.:
 Rfdg.:
  6.05% 7/1/04  Baa3  2,500,000  2,728,725
  6.15% 7/1/05  Baa3  2,100,000  2,325,603
  6.25% 7/1/06  Baa3  2,600,000  2,920,918
 (Jefferson Health Sys.) Series A:
  5.50% 5/15/08  A1  1,000,000  1,065,290
  5% 5/15/09  A1  1,500,000  1,523,190
Philadelphia Muni. Auth. Rev.
(Cap. Appreciation) (Muni. Svcs. Bldg. Lease)
0% 3/15/11 (FSA Insured)  Aaa  1,000,000  539,710
Philadelphia Redev. Auth. Hsg. Rev. Sub-Series 3,
8.125% 8/1/26 (GNMA Coll.)  Aaa  45,000  46,006
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Philadelphia Wtr & Swr. Rev.:
 (Cap. Appreciation) Fourteenth Series,
 0% 10/1/08 (MBIA Insured)  Aaa $ 5,300,000 $ 3,314,037
 Sixteenth Series, 7% 8/1/21 (FSA Insured)
 (Pre-Refunded to 8/1/01 @ 102) (d)  Aaa  5,000,000  5,517,550
Philadelphia Wtr. & Wastewtr. Rev.:
 Rfdg.:
  5.75% 6/15/13 (MBIA Insured)  Aaa  4,400,000  4,641,296
  5.50% 6/15/15 (FSA Insured)  Aaa  3,000,000  3,120,660
 6.75% 8/1/04 (MBIA Insured)  Aaa  2,085,000  2,351,463
 6.75% 8/1/05 (MBIA Insured)  Aaa  3,110,000  3,549,941
Pittsburgh Gen. Oblig. Rfdg. Series A,
5.50% 9/1/14 (AMBAC Insured)  Aaa  5,310,000  5,698,798
Pittsburgh School Dist. (Cap. Appreciation) Series C:
 0% 8/1/07 (AMBAC Insured)  Aaa  2,610,000  1,730,717
 0% 8/1/08 (AMBAC Insured)  Aaa  2,000,000  1,261,400
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys.
Rev. Rfdg. Series A:
  (Cap. Appreciation) 0% 9/1/04
  (FGIC Insured) (Escrowed to Maturity) (d) Aaa 3,300,000 2,524,731 6.50% 9/1/13 (FGIC Insured) Aaa 10,000,000 11,814,100
  4.75% 9/1/16 (FGIC Insured)  Aaa  3,000,000  2,893,350
Scranton-Lackawanna Health & Welfare Auth.
Rev. Rfdg. (Commty. Med. Ctr. Proj.)
5.50% 7/1/12 (MBIA Insured)  Aaa  3,375,000  3,560,929
Southeastern Pennsylvania Trans. Auth. Spl. Rev.:
 Series A:
  6.50% 3/1/03 (FGIC Insured)  Aaa  2,520,000  2,755,973
  6.50% 3/1/04 (FGIC Insured)  Aaa  1,485,000  1,644,652
 5.35% 3/1/09 (FGIC Insured)  Aaa  4,000,000  4,269,480
Stroudsburg Area School Dist. Rfdg.
5% 10/1/05 (FGIC Insured)  Aaa  2,220,000  2,307,221
Wilkens Area Ind. Dev. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B,
4.55% 7/15/02, LOC BankBoston, NA   Aaa  1,500,000  1,505,760
Wyoming Ind. Dev. Auth. Poll. Cont. Rev. Rfdg.
(Proctor & Gamble Paper Proj.) 5.55% 5/1/10  Aa2  5,000,000  5,384,850
York County Solid Waste & Refuse Auth.
Solid Waste Sys. Rev. Rfdg.
5.25% 12/1/05 (FGIC Insured)  Aaa  5,000,000  5,266,000
   255,159,157
PUERTO RICO - 0.4%
Puerto Rico Commonwealth Urban
Renewal & Hsg. Corp. Commonwealth
Appropriation Rfdg. 7.875% 10/1/04  Baa  1,000,000  1,060,830
TOTAL MUNICIPAL BONDS
(Cost $242,760,916)  $ 256,219,987
MUNICIPAL NOTES (B) - 1.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
PENNSYLVANIA - 1.8%
Montour County Health Sys. Rev.
(Geisinger Auth.) 3.60%
(BPA Morgan Guaranty Trust Co.) VRDN A-1+ $ 1,000,000 $ 1,000,000 Philadelphia Auth. Ind. Dev. Rev.
(Fox Chase Cancer Center Proj.)
4%, LOC Morgan Guaranty Trust Co., VRDN A-1+ 3,200,000 3,200,000 Philadelphia Hosp. & Higher Ed. Facs. Rev.
(Children's Hosp. Proj.) Series A, 3.90%
(Liquidity Facility Morgan Guaranty
Trust Co.) VRDN  VMIG 1  200,000  200,000
Schuylkill County Ind. Dev. Auth. Resource Recovery
Rev. Rfdg.(Northeastern Power Co., Proj) Series B,
3.50%, LOC Credit Local de France, VRDN (c) A-1+ 100,000 100,000 York County Gen. Auth. Pooled Fin. Rev.
3.65%, LOC First Union Nat'l. Bank, VRDN  A-1  300,000  300,000
TOTAL MUNICIPAL NOTES
(Cost $4,800,000)   4,800,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $247,560,916)  $ 261,019,987
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 88.8% AAA, AA, A 87.0%
Baa 8.0% BBB  7.4%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 1.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   31.5%
Health Care   14.7
Water & Sewer   13.5
Escrowed/Pre-Refunded   11.0
Education   6.8
Housing   5.2
Others (individually less than 5%)   17.3
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $247,560,915. Net unrealized appreciation aggregated $13,459,072, of which $13,568,468 related to appreciated investment securities and $109,396 related to depreciated investment securities.
At December 31, 1997, the fund was required to defer approximately $691,000 of losses on futures contracts.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                          JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $247,560,916) -              $ 261,019,987
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                        26,600

INTEREST RECEIVABLE                                                    3,703,145

 TOTAL ASSETS                                                          264,749,732

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 78,460

PAYABLE FOR FUND SHARES REDEEMED                             548,689

DISTRIBUTIONS PAYABLE                                        225,613

ACCRUED MANAGEMENT FEE                                       119,368

OTHER PAYABLES AND ACCRUED EXPENSES                          3,467

 TOTAL LIABILITIES                                                     975,597

NET ASSETS                                                            $ 263,774,135

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 249,476,088

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                     838,976
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              13,459,071

NET ASSETS, FOR 24,388,001 SHARES OUTSTANDING                         $ 263,774,135

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER               $10.82
SHARE ($263,774,135 (DIVIDED BY) 24,388,001 SHARES)



STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 6,615,444

EXPENSES

MANAGEMENT FEE                                            $ 722,834

NON-INTERESTED TRUSTEES' COMPENSATION                      16

 TOTAL EXPENSES BEFORE REDUCTIONS                          722,850

 EXPENSE REDUCTIONS                                        (1,270)       721,580

NET INTEREST INCOME                                                      5,893,864

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     1,581,937

 FUTURES CONTRACTS                                         (51,388)      1,530,549

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (1,208,513)

 FUTURES CONTRACTS                                         4,991         (1,203,522)

NET GAIN (LOSS)                                                          327,027

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 6,220,891
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 5,893,864        $ 12,459,195
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                1,530,549          2,246,336

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (1,203,522)        6,488,138

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         6,220,891          21,193,669
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (5,893,864)        (12,459,195)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (293,905)          (730,281)

 TOTAL DISTRIBUTIONS                                     (6,187,769)        (13,189,476)

SHARE TRANSACTIONS                                       15,628,782         20,868,787
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           4,713,291          9,945,954

 COST OF SHARES REDEEMED                                 (21,300,983)       (45,110,114)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         (958,910)          14,295,373
FROM SHARE TRANSACTIONS

  REDEMPTION FEES                                        6,879              7,194

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (918,909)          (6,283,986)

NET ASSETS

 BEGINNING OF PERIOD                                     264,693,044        270,977,030

 END OF PERIOD                                          $ 263,774,135      $ 264,693,044

OTHER INFORMATION
SHARES

 SOLD                                                    1,446,974          1,976,440

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 436,608            939,747

 REDEEMED                                                (1,975,399)        (4,279,810)

 NET INCREASE (DECREASE)                                 (91,817)           (1,363,623)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                 YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.810           $ 10.490   $ 10.670   $ 9.620    $ 11.130   $ 10.590
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .240                .501       .520       .590       .652       .679
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              .022                .350       (.109)     1.049      (1.201)    .679
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .262                .851       .411       1.639      (.549)     1.358
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.240)              (.501)     (.520)     (.590)     (.652)     (.679)
 INCOME

 FROM NET                      (.012)              (.030)     (.071)     -          (.310)     (.140)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.252)              (.531)     (.591)     (.590)     (.962)     (.819)

REDEMPTION FEES ADDED          .000                 .000       .000       .001       .001       .001
TO PAID IN CAPITAL

NET ASSET VALUE, END          $ 10.820            $ 10.810   $ 10.490   $ 10.670   $ 9.620    $ 11.130
OF PERIOD

TOTAL RETURN B                 2.45%                8.34%      4.02%      17.44%     (5.04)%    13.18%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 263,774           $ 264,693  $ 270,977  $ 288,425  $ 241,729  $ 306,246
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .55% A               .55%       .55%       .55%       .55%       .55%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .55% A               .55%       .53% C     .55%       .55%       .55%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.48% A              4.74%      4.98%      5.73%      6.33%      6.13%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        27% A                26%        53%        49%        26%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998               PAST 6  PAST 1  PAST 5  PAST 10
                                          MONTHS  YEAR    YEARS   YEARS

SPARTAN PA MUNICIPAL MONEY MARKET         1.61%   3.33%   16.47%  46.85%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE   1.50%   3.12%   15.20%  42.41%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 441 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                    PAST 1  PAST 5  PAST 10
                                               YEAR    YEARS   YEARS

SPARTAN PA MUNICIPAL MONEY MARKET              3.33%   3.10%   3.92%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE        3.12%   2.89%   3.62%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                              6/29/98  3/30/98  12/29/97  9/29/97  6/30/97

SPARTAN PA                    3.23%    3.26%    3.64%     3.56%    3.68%
 MUNI MONEY MARKET



ALL TAX-FREE                  3.05%    3.05%    3.38%     3.35%    3.48%
 MONEY MARKET FUNDS AVERAGE



SPARTAN PENNSYLVANIA          5.19%    5.24%    5.85%     5.72%    5.92%
 MUNICIPAL MONEY MARKET -
 TAX-EQUIVALENT



PORTION OF FUND'S INCOME      2.44%    0%       0%        0%       0%
 SUBJECT TO STATE TAXES


Row: 1, Col: 1, Value: 3.23
Row: 1, Col: 2, Value: 3.05
Row: 2, Col: 1, Value: 3.26
Row: 2, Col: 2, Value: 3.05
Row: 3, Col: 1, Value: 3.64
Row: 3, Col: 2, Value: 3.38
Row: 4, Col: 1, Value: 3.56
Row: 4, Col: 2, Value: 3.35
Row: 5, Col: 1, Value: 3.68
Row: 5, Col: 2, Value: 3.48
5% -
4% -
3% -
2% -
1% -
0%
Spartan Pennsylvania
Municipal Money
Market
All Tax-Free Money
Market Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 37.79%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Spartan Pennsylvania Municipal Money Market Fund
Q. DIANE, WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS?
A. The unique combination of strong economic growth with an increasingly tight labor market amidst benign inflation provided the backdrop for the period. In general, financial conditions have been very accommodating for growth, as evidenced by rising stock prices, low interest rates and easy credit. Positive consumer sentiment has been at an all-time high. As a result of this positive backdrop, real GDP - gross domestic product adjusted for inflation - grew at a very strong rate of 5.4% in the first quarter of 1998. Employment was strong, with U.S. unemployment dropping to a 28-year low of 4.3% in April. Low unemployment generally leads to wage increases, which can eventually lead to increased prices at the consumer level. However, labor cost pressures were contained because increased compensation was offset by productivity improvements. In addition, prices at the producer level declined, while prices at the consumer level rose only marginally.
Q. HOW DID THESE FACTORS AFFECT MONETARY POLICY?
A. At the beginning of the period, many market participants believed the Asian financial crisis would cause a significant slowdown in the U.S. economy. In fact, many observers began to expect the Federal Reserve Board to lower short-term interest rates in order to bolster economic growth. When first-quarter economic data failed to show evidence of a slowdown, however, fears of a rate increase were re-ignited. Nevertheless, expectations remained that economic problems in Asia would lead to a decrease in net exports from the U.S. However, while the Asian crisis has dampened U.S. net exports, the slowdown hasn't been enough to offset the strength in domestic demand. As a result, the Fed has indicated that it is biased toward raising rates if signs of inflation emerge.
Q. WHAT WAS YOUR STRATEGY AS THIS SCENARIO UNFOLDED?
A. The fund's average maturity rolled down during the period and remained shorter than most of its competitors. Supply and demand factors helped dictate this strategy. There has been a tremendous amount of issuance of short-term variable-rate demand notes in the market, while fixed-rate, one-year notes haven't been as plentiful. To attract buyers, issuers of the variable-rate paper have had to offer yields that actually have been higher than those provided by longer-term one-year notes. Because of this situation, I built up the fund's demand-note position to take advantage of those higher yields. This strategy fit in nicely with my interest-rate outlook, because keeping a shorter average maturity enabled me to keep the fund fairly nimble if the Fed had stepped in to raise interest rates in response to, or in anticipation of, signs of emerging inflation.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1998, was 3.23%, compared to 3.66% six months ago. The latest yield was the equivalent of a 5.19% taxable yield for Pennsylvania investors in the 37.79% combined federal and state tax bracket. Through June 30, 1998, the fund's six-month total return was 1.61%, compared to 1.50% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The economy continues to plug along, although estimates point to a slowdown in second-quarter GDP due to continued weakening in net exports, record inventories built up in the first quarter and the General Motors strike. These factors should be temporary, however, with growth picking up again in the second half of the year. Employment continues to be strong, and these tight labor markets might spark inflationary pressures that could cause the Fed to raise interest rates. At the same time, the Fed has been reluctant to do so because of the uncertainties brought on by the crises overseas. Given this backdrop, I plan to maintain a relatively short average maturity, taking advantage of higher-yielding variable-rate demand notes. In addition, this strategy will allow me the opportunity to extend the fund's average maturity if the Fed does raise short-term rates.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek high current
income exempt from federal
and Pennsylvania state income
tax by investing in high-quality,
short-term municipal money
market securities, while
maintaining a $1.00 share
price
FUND NUMBER: 401
TRADING SYMBOL: FPTXX
START DATE: August 6, 1986
SIZE: as of June 30, 1998,
more than $217 million
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           6/30/98           12/31/97          6/30/97

  0 - 30   78                80                85

 31 - 90   15                3                 7

 91 - 180  4                 10                1

181 - 397  3                 7                 7

WEIGHTED AVERAGE MATURITY
                                6/30/98  12/31/97  6/30/97

SPARTAN PENNSYLVANIA MUNICIPAL
MONEY MARKET FUND               30 DAYS  35 DAYS   31 DAYS

ALL TAX-FREE MONEY MARKET
FUNDS AVERAGE*                  41 DAYS  48 DAYS   44 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
Row: 1, Col: 1, Value: 77.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 25.8
Row: 1, Col: 1, Value: 77.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 6.0
Variable rate demand
notes (VRDNs) 77%
Commercial paper
(including CP mode) 15%
Tender bonds 5%
Municipal notes 3%
Other 0%

Variable rate demand
notes (VRDNs) 77%
Commercial paper
(including CP mode) 14%
Tender bonds 0%
Municipal notes 3%
Other 6%

*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
DELAWARE - 0.6%
Delaware Econ. Dev. Auth. Exempt Facs. Rev.
(Delmarva Pwr. & Lt. Co. Proj.)
Series 87, 4.20%, VRDN (b) $ 1,300,000 $ 1,300,000
KANSAS - 0.2%
Butler County Solid Waste Disp. and Cogeneration Rev.
(Texaco Refining & Mktg.) Series 1996 B,
4.25%, VRDN (b)  500,000  500,000
PENNSYLVANIA - 97.6%
Allegheny County Hosp. Dev. Auth. Rev.
(St. Margaret Memorial Hosp.) Series 1992 A, 3.60%,
 LOC Mellon Bank, VRDN  1,565,000  1,565,000
Allegheny County Ind. Dev. Auth.:
 (Doren, Inc. Proj.) Series 1997 C, 3.75%,
 LOC Nat'l. City Bank of Pennsylvania, VRDN (b) 2,300,000 2,300,000 (R.I. Lampus Co. Proj.) Series 1997 A, 3.75%,
 LOC Nat'l. City Bank of Pennsylvania, VRDN (b) 2,560,000 2,560,000 Allegheny County Ind. Dev. Auth. Envir. Imp. Rev. Bonds
(U.S. Steel Corp.) Series 1986, 3.65% 10/14/98,
LOC Dresdner Bank, AG, CP mode  2,200,000  2,200,000
Allegheny County Ind. Dev. Auth. Ind. Dev. Rev.
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.75%,
 LOC PNC Bank, VRDN (b)  3,120,000  3,120,000
Beaver County Ind. Dev. Auth. Poll. Cont. Rev.:
 Bonds (Duquesne Lt. Co. Mansfield Proj.) Series 1990 C,
 3.60% 7/13/98, LOC Barclays Bank, CP mode   930,000  930,000
 Participating VRDN, 3.65% (AMBAC Insured)
 (Liquidity Facility Citibank) (c)  2,100,000  2,100,000
Berks County Ind. Dev. Auth. Facs. Rev.
(RAM Industries, Inc.) Series 1996, 3.80%,
LOC First Union Bank NA, VRDN (b)  3,430,000  3,430,000
Berks County Ind. Dev. Auth. Ind. Dev. Rev.
(Continental Assurance Co. Proj.) Series 82, 3.75%
 (Continental Casualty Co. Guaranteed) VRDN 2,300,000 2,300,000 Berks County Ind. Dev. Auth. Manufacturing Facs. Rev.:
 (Grafika Commercial Printing, Inc.) Series 1995, 3.80%,
 LOC First Union Bank NA, VRDN (b)  1,535,000  1,535,000
 (The Bachman Co. Proj.) Series 1994, 3 .80%,
 LOC First Union Bank NA, VRDN (b)  2,270,000  2,270,000
Berks County Ind. Dev. Auth. Rev.:
 Bonds (Citizens Utilities Co. Proj.) Series 1996,
 3.65% 9/8/98, CP mode (b)  4,200,000  4,200,000
 (Construction Fastener Proj.) Series 1996 B, 3.80%,
 LOC First Union Bank NA, VRDN (b)  970,000  970,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Bucks County Ind. Dev. Auth.
(PA Associates Proj.) Series 1993, 3.80%,
LOC First Union Bank NA, VRDN (b) $ 2,175,000 $ 2,175,000
Bucks County Ind. Dev. Auth. Ind. Dev.
(Double H Plastics, Inc. Proj.) Series 1993, 3.80%,
LOC First Union Bank NA, VRDN (b)  1,950,000  1,950,000
Butler County Ind. Dev. Auth. (Armco, Inc. Proj.)
Series 1996 A, 3.75%,
LOC Chase Manhattan Bank, VRDN (b)  1,200,000  1,200,000
Carbon County Ind. Dev. Auth. Resource Recovery Rev.
Bonds (Panther Creek Partners Proj.):
  Series 1990 B:
   3.80% 9/8/98,
    LOC Nat'l Westminster Bank, PLC, CP mode (b)  2,200,000  2,200,000
   3.65% 9/9/98,
    LOC Nat'l Westminster Bank, PLC, CP mode (b) 2,200,000 2,200,000 3.80% 9/15/98,
    LOC Nat'l Westminster Bank, PLC, CP mode (b) 2,550,000 2,550,000 3.70% 10/9/98,
    LOC Nat'l Westminster Bank, PLC, CP mode (b) 1,000,000 1,000,000 Series 1991 A, 3.65% 9/4/98,
  LOC Nat'l Westminster Bank, PLC, CP mode (b) 4,000,000 4,000,000 Series 1992 A, 3.70% 10/9/98,
  LOC Nat'l Westminster Bank, PLC, CP mode (b) 2,100,000 2,100,000 Chester County Ind. Dev. Auth. Rev. Rfdg.
(General Motors Corp. Proj.) Series 1996, 3.70%, VRDN  1,100,000
1,100,000
Coatesville Area School Dist. Gen. Oblig. TRAN
4.05% 6/30/99  1,200,000  1,201,711
Cumberland County Ind. Dev. Auth.
(Lane Enterprises, Inc. Proj.) Series 1994, 3.80%,
LOC First Union Bank NA, VRDN (b)  2,400,000  2,400,000
Dallastown Area School Dist. York County Gen. Oblig.
Series 1998, 3.60% (FGIC Insured)
(BPA FGIC Security Purchase Inc.) VRDN  1,600,000  1,600,000
Dauphin County School Dist. Gen. Oblig. 3.65%
(AMBAC Insured) (BPA Bank of Nova Scotia,
Commerzbank, AG) VRDN  3,600,000  3,600,000
Delaware County Ind. Dev. Auth. Bonds (Philadelphia Elec.)
Series 1988 A, 3.60% 8/14/98 (FGIC Insured)
(Liquidity Facility FGIC Purchase, Inc.) CP mode 4,100,000 4,100,000 Downingtown Area School Dist. Gen. Oblig. TRAN
4.04% 6/30/99 (d)  1,000,000  1,001,336
Doylestown Hosp. Auth. Rev. Participating VRDN,
Series BTP-63, 3.70% (Liquidity Facility ADP) (c)  10,098,000
10,098,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Erie County Ind. Dev. Auth. (Carlisle Corp. Proj.)
Series 1993, 3.70%, LOC SunTrust Bank, VRDN (b) $ 1,000,000 $
1,000,000
Lehigh County Ind. Dev. Auth. Poll. Cont. Rev.
(Allegheny Elec. Coop., Inc. Proj.):
  Series 1984 A, 3.70%,
  LOC Rabobank Nederland, VRDN  500,000  500,000
  Series 1984 B, 3.70%,
  LOC Rabobank Nederland, VRDN  900,000  900,000
Lycoming County Ind. Dev. Auth.
(Coastal Aluminum Rolling Mills) Series 1995,
3.70%, LOC First Union Bank NA, VRDN (b)  1,625,000  1,625,000
Montgomery County Ind. Dev. Auth. Ind. Dev. Rev.
(Sirius Dev. Assoc. Proj.)
3.75%, LOC PNC Bank, NA, VRDN (b)  1,600,000  1,600,000
Montgomery County Ind. Dev. Auth.:
  (H.P. Cadwallader, Inc. Proj.) Series 1995, 3.80%,
 LOC First Union Bank, NA, VRDN (b)  930,000  930,000
  (RJI Ltd. Partnership Proj.) Series 1992, 3.80%,
 LOC First Union Bank, NA, VRDN (b)  1,465,000  1,465,000
Montour County Health Sys. Rev.
(Geisenger Auth.) Series 1992 B, 4%
(BPA Morgan Guaranty Trust Co.) VRDN  800,000  800,000
North Pennsylvania Wtr. Auth. Wtr. Rev.
Participating VRDN, Series SGA-30, 3.64%
(Liquidity Facility Societe Generale, France) (c)  10,000,000
10,000,000
Northampton County Ind. Dev. Auth.:
 Bonds (Citizens Utilities Co. Proj.) Series 1991,
 3.70% 7/9/98, CP mode (b)  1,100,000  1,100,000
 Rev. (Victoria Vogue Proj.) 3.85%,
 LOC First Union Bank NA, VRDN (b)  2,330,000  2,330,000
 (Bedford Park Proj.):
  Series 1996 A, 3.55%, LOC Harris Trust, VRDN (b)  1,935,000
1,935,000
  Series 1996 B, 3.55%, LOC Harris Trust, VRDN (b)  950,000  950,000
 (Binney & Smith, Inc. Proj.) Series 1997 A, 3.80%,
 LOC First Nat'l. Bank of Chicago, VRDN (b) 2,350,000 2,350,000 (Ultra-Poly Corp./Portland Ind. Park Proj.) 3.75%,
 LOC PNC Bank, NA, VRDN (b)  2,000,000  2,000,000
Northumberland County Ind. Dev. Auth.
(Foster Wheeler Mt. Carmel Inc. Proj.):
  Series 1987 A, 3.70%,
  LOC Union Bank of Switzerland, VRDN (b) 17,790,000 17,790,000 Series 1987 B, 3.70%,
  LOC Union Bank of Switzerland, VRDN (b) 2,340,000 2,340,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fing. Auth. Econ. Rev.:
 Series 1996 A-1, 3.75%, LOC PNC Bank, NA, VRDN (b) $ 575,000 $
575,000
 Series 1996 A-2, 3.75%, LOC PNC Bank, NA, VRDN (b)  1,900,000
1,900,000
 Series 1996 A-3, 3.75%, LOC PNC Bank, NA, VRDN (b)  900,000  900,000
 Series 1996 A-7, 3.75%, LOC PNC Bank, NA, VRDN (b)  725,000  725,000
 Series 1996 A-8, 3.75%, LOC PNC Bank, NA, VRDN (b)  700,000  700,000
 (ASK Foods, Inc.) Series A-1, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  335,000  335,000
 (Dodge-Regupol, Inc. Proj.) Series D-4, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  1,400,000  1,400,000
 (Esschem Inc.) Series D-10, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  600,000  600,000
 (McDowell Manufacturing Co.) Series 1996 F-4,
 3.75%, LOC PNC Bank, NA, VRDN (b)  1,000,000  1,000,000
 (Pappafava Proj. ) Series 1989 D7, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  175,000  175,000
 (Payne Printery Proj.) Series 1989 B-8, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  250,000  250,000
 (Port Erie Plastics Proj.) Series 1989 D9, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  600,000  600,000
 (Respironics Inc. Proj.) 3.75%,
 LOC PNC Bank, NA, VRDN (b)  700,000  700,000
 (Sun Star, Inc. Proj.) Series 1994 A-5, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  900,000  900,000
 (Suntory Wtr. Group Inc. Proj.) Series 1992 D, 3.65%,
 LOC Wachovia Bank, NA, VRDN (b)  4,900,000  4,900,000
 (The Babcock & Wilcox Co. Proj.) Series 1989 A-2, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  4,800,000  4,800,000
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev.:
  Series 1988 B, 3.50%,
  LOC Student Loan Marketing Assoc., VRDN (b) 2,100,000 2,100,000 Series 1988 E, 3.50%,
  LOC Student Loan Marketing Assoc., VRDN (b) 2,300,000 2,300,000 Series 1994 A, 3.50%,
  LOC Student Loan Marketing Assoc., VRDN (b) 3,100,000 3,100,000 3.50%, LOC Student Loan
  Marketing Assoc., VRDN (b)  1,000,000  1,000,000
Pennsylvania Higher Ed. Facs. Auth. (Council of Independent
Colleges & Univ. Fin. Prog.) Bonds Series 1997-B4,
4.50%, tender 11/1/98, LOC PNC Bank, NA  2,500,000  2,505,051
Philadelphia Auth. Ind. Dev. (Fox Chase Cancer Ctr. Proj.)
Series 1997, 4%, LOC Morgan Guaranty Trust Co., VRDN  2,600,000
2,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Philadelphia School Dist. Gen. Oblig.
Participating VRDN, Series PA-151, 3.68%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) $ 3,230,000 $
3,230,000
Philadelphia Wtr. & Wasterwtr.:
 Bonds Series 1997 B, 3.82%, tender 8/5/98
 (AMBAC Insured) (BPA Commerzbank, AG) 8,000,000 8,000,000 Participating VRDN, Series 1997 Q, 3.70%
 (Liquidity Facility Caisse des Depots et Consigns) (c)  3,250,000
3,250,000
Pittsburgh Gen. Oblig. Participating VRDN,
Series BTP-299, 3.65%
(Liquidity Facility Bankers Trust Co.) (c) 2,290,000 2,290,000 Pittsburgh Wtr. & Swr. Auth. Sys. Rev. Rfdg.
Participating VRDN, Series BTP-181, 3.65%
(Liquidity Facility Bankers Trust Co.) (c)  4,935,000  4,935,000
Red Lion Area School Dist. Gen. Oblig. TRAN Series 1998,
4.05% 6/30/99   2,500,000  2,503,625
Schuylkill County Ind. Dev. Auth. Rev.:
 (Craftex Mills Inc. Proj.) Series 1996, 3.80%,
 LOC First Union Bank, NA, VRDN (b)  3,900,000  3,900,000
 (Metal Sales Manufacturing Corp.) Series 1995, 3.70%,
 LOC Star Bank, VRDN (b)  1,050,000  1,050,000
 (Prime Packaging Inc. Proj.) Series 1995, 3.80%,
 LOC First Union Bank, NA, VRDN (b)  1,785,000  1,785,000
Schuylkill County Resource Recovery Rev.
(Northeastern Pwr. Co. Proj.):
  Series 1997 A, 3.95%,
  LOC Credit Local de France, VRDN  900,000  900,000
  Series 1997 B, 4.05%,
  LOC Credit Local de France, VRDN (b)  4,900,000  4,900,000
Temple Univ. Gen. Oblig. Commonwealth Sys. of
Higher Ed. BAN, Series A, 3.78%  2,100,000  2,100,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.):
  Series 1990 A, 3.65% 10/13/98,
  LOC Nat'l Westminster Bank, PLC, CP mode (b)  1,900,000  1,900,000
  Series 1990 B:
   3.70% 9/4/98, LOC Nat'l. Westminster Bank, PLC,
    CP mode (b)  1,400,000  1,400,000
   3.80% 9/15/98, LOC Nat'l. Westminster Bank, PLC,
    CP mode (b)  2,000,000  2,000,000
  Series 1993, 3.80% 9/11/98,
  LOC Nat'l Westminster Bank, PLC, CP mode (b) 2,100,000 2,100,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Westmoreland County Ind. Dev. Auth.
(Nat'l. Waste & Energy Corp.) Series 1993, 3.70%,
LOC Fleet Bank, NA, VRDN (b) $ 11,500,000 $ 11,500,000
  215,379,723
TEXAS - 1.6%
Brazos River Hbr. Navigation Dist.
(Dow Chemical Co. Proj.) Series 1996,
4.35%, VRDN (b)  1,200,000  1,200,000
Trinity River Auth. Coll. Poll. Cont. Rev.
(Texas Utils. Elec. Co. Proj.) Series 1996 A,
4.20% (AMBAC Insured)
(BPA Bank of New York) VRDN (b)  2,400,000  2,400,000
  3,600,000
TOTAL INVESTMENTS - 100%  $ 220,779,723
Total Cost for Income Tax Purposes  $ 220,779,723
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Note
CP - Commercial Paper
TRAN - Tax Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31,1997, the fund had a capital loss carryforward of approximately $60,000 of which $5,000, $19,000, $10,000 and $26,000 will expire on December 31,1998, 2002, 2003 and 2004, respectively. SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                            JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 220,779,723
SEE ACCOMPANYING SCHEDULE

CASH                                                                     2,450,656

SHARE TRANSACTIONS IN PROCESS                                            160,106

INTEREST RECEIVABLE                                                      1,259,466

 TOTAL ASSETS                                                            224,649,951

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 1,001,340
DELAYED DELIVERY

 REGULAR DELIVERY                                           6,112,290

SHARE TRANSACTIONS IN PROCESS                               69,591

DISTRIBUTIONS PAYABLE                                       13,383

ACCRUED MANAGEMENT FEE                                      89,101

OTHER PAYABLES AND ACCRUED EXPENSES                         4,026

 TOTAL LIABILITIES                                                       7,289,731

NET ASSETS                                                              $ 217,360,220

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 217,413,540

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (53,320)

NET ASSETS, FOR 217,411,589 SHARES OUTSTANDING                          $ 217,360,220

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($217,360,220 (DIVIDED BY) 217,411,589 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                   $ 4,116,718

EXPENSES

MANAGEMENT FEE                                         $ 555,374

NON-INTERESTED TRUSTEES' COMPENSATION                   81

 TOTAL EXPENSES BEFORE REDUCTIONS                       555,455

 EXPENSE REDUCTIONS                                     (4,215)    551,240

NET INTEREST INCOME                                                3,565,478

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            6,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 3,572,022


STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          JUNE 30, 1998      DECEMBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 3,565,478        $ 7,562,382
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  6,544              4,847

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,572,022          7,567,229
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (3,565,478)        (7,562,382)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   86,513,242         169,686,586
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    3,457,423          7,292,005

 COST OF SHARES REDEEMED                                   (102,086,126)      (189,900,683)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (12,115,461)       (12,922,092)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (12,108,917)       (12,917,245)

NET ASSETS

 BEGINNING OF PERIOD                                       229,469,137        242,386,382

 END OF PERIOD                                            $ 217,360,220      $ 229,469,137




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED               YEARS ENDED DECEMBER 31,
                              JUNE 30, 1988

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .016                .033       .032       .035       .026       .022
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET                      (.016)             (.033)     (.032)     (.035)     (.026)     (.022)
 INTEREST INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B                 1.61%               3.36%      3.21%      3.56%      2.61%      2.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 217,360          $ 229,469  $ 242,386  $ 241,643  $ 257,608  $ 240,983
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .50% A              .50%       .50%       .50%       .50%       .50%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .50% A              .50%       .48% C     .50%       .50%       .50%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.21% A             3.31%      3.17%      3.50%      2.58%      2.19%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $78,214,276 and $82,169,088, respectively.
The market value of futures contracts opened and closed during the period amounted to $22,532,960 and $28,717,841, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and
 .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the funds' shareholders which amounted to $2,858 for the period for the money market fund.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each funds' expenses. During the period, the fund's expenses were reduced by $1,270 and $4,215 for the income and money market funds, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
Fidelity Investments Money
Management Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President - INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Christine J. Thompson, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

MUNICIPAL BOND
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             15  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    18  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           19  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  32  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 41  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  50


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT
YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MUNICIPAL BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns between July 1, 1996 and March 3, 1997 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to July 1, 1996 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998           PAST 6  PAST 1  PAST 5  PAST 10
                                      MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND - CL A    1.54%   7.35%   30.29%  112.07%

FIDELITY ADV MUNICIPAL BOND - CL A    -3.28%  2.25%   24.10%  101.99%
 (INCL. MAX. 4.75% SALES CHARGE)

LB MUNICIPAL BOND                     2.69%   8.66%   36.74%  121.90%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  2.26%   8.39%   32.41%  115.27%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Fidelity Advisor Municipal Bond Fund
- Class A returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998           PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND - CL A    7.35%   5.43%   7.81%

FIDELITY ADV MUNICIPAL BOND - CL A    2.25%   4.41%   7.28%
 (INCL. MAX. 4.75% SALES CHARGE)

LB MUNICIPAL BOND                     8.66%   6.46%   8.30%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  8.39%   5.77%   7.95%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Municipal Bond -CL A     LB Municipal Bond
             00277                       LB015
  1988/06/30       9525.00                    10000.00
  1988/07/31       9593.74                    10065.20
  1988/08/31       9614.89                    10074.06
  1988/09/30       9808.32                    10256.40
  1988/10/31      10028.43                    10436.91
  1988/11/30       9912.44                    10341.31
  1988/12/31      10072.77                    10447.10
  1989/01/31      10220.27                    10663.15
  1989/02/28      10114.60                    10541.48
  1989/03/31      10111.08                    10516.29
  1989/04/30      10402.87                    10765.94
  1989/05/31      10606.14                    10989.55
  1989/06/30      10757.48                    11138.79
  1989/07/31      10857.72                    11290.39
  1989/08/31      10760.87                    11179.85
  1989/09/30      10718.96                    11146.54
  1989/10/31      10845.47                    11282.86
  1989/11/30      10986.70                    11480.31
  1989/12/31      11036.12                    11574.22
  1990/01/31      10973.45                    11519.47
  1990/02/28      11075.02                    11622.00
  1990/03/31      11084.74                    11625.48
  1990/04/30      10938.91                    11541.32
  1990/05/31      11237.85                    11793.26
  1990/06/30      11356.28                    11896.92
  1990/07/31      11531.30                    12071.81
  1990/08/31      11312.58                    11896.53
  1990/09/30      11377.32                    11903.31
  1990/10/31      11512.96                    12119.23
  1990/11/30      11733.17                    12362.95
  1990/12/31      11798.76                    12416.73
  1991/01/31      11936.19                    12583.36
  1991/02/28      11998.47                    12692.84
  1991/03/31      12019.62                    12697.41
  1991/04/30      12187.53                    12866.28
  1991/05/31      12281.27                    12980.66
  1991/06/30      12286.44                    12967.81
  1991/07/31      12456.98                    13125.76
  1991/08/31      12614.19                    13298.63
  1991/09/30      12757.06                    13471.78
  1991/10/31      12884.50                    13593.02
  1991/11/30      12919.48                    13630.95
  1991/12/31      13204.18                    13923.47
  1992/01/31      13210.15                    13955.21
  1992/02/29      13229.79                    13959.68
  1992/03/31      13223.38                    13964.84
  1992/04/30      13355.56                    14089.13
  1992/05/31      13521.73                    14254.96
  1992/06/30      13764.57                    14494.16
  1992/07/31      14187.46                    14928.69
  1992/08/31      13983.06                    14783.14
  1992/09/30      14067.61                    14879.82
  1992/10/31      13779.94                    14733.55
  1992/11/30      14192.91                    14997.43
  1992/12/31      14383.16                    15150.55
  1993/01/31      14573.82                    15326.75
  1993/02/28      15167.15                    15881.12
  1993/03/31      14963.58                    15713.26
  1993/04/30      15136.05                    15871.81
  1993/05/31      15225.80                    15961.00
  1993/06/30      15503.55                    16227.39
  1993/07/31      15471.45                    16248.65
  1993/08/31      15877.97                    16586.95
  1993/09/30      16072.40                    16775.87
  1993/10/31      16073.45                    16808.25
  1993/11/30      15876.69                    16660.17
  1993/12/31      16277.59                    17011.87
  1994/01/31      16481.12                    17206.14
  1994/02/28      15983.17                    16760.50
  1994/03/31      15168.76                    16078.02
  1994/04/30      15239.90                    16214.36
  1994/05/31      15390.63                    16354.94
  1994/06/30      15269.78                    16255.01
  1994/07/31      15594.08                    16552.96
  1994/08/31      15629.30                    16610.23
  1994/09/30      15293.12                    16366.40
  1994/10/31      14900.06                    16075.73
  1994/11/30      14481.84                    15785.08
  1994/12/31      14895.67                    16132.51
  1995/01/31      15394.76                    16593.58
  1995/02/28      15907.83                    17076.12
  1995/03/31      16083.90                    17272.32
  1995/04/30      16073.16                    17292.70
  1995/05/31      16597.83                    17844.51
  1995/06/30      16439.09                    17689.27
  1995/07/31      16572.77                    17856.96
  1995/08/31      16789.55                    18083.39
  1995/09/30      16899.19                    18197.86
  1995/10/31      17136.75                    18462.45
  1995/11/30      17436.34                    18768.74
  1995/12/31      17599.63                    18949.11
  1996/01/31      17735.39                    19092.18
  1996/02/29      17612.69                    18963.31
  1996/03/31      17385.27                    18720.95
  1996/04/30      17307.37                    18667.97
  1996/05/31      17296.80                    18660.51
  1996/06/30      17457.24                    18863.72
  1996/07/31      17619.99                    19035.38
  1996/08/31      17598.61                    19030.81
  1996/09/30      17815.71                    19297.24
  1996/10/31      18016.16                    19515.49
  1996/11/30      18371.37                    19872.63
  1996/12/31      18285.27                    19789.16
  1997/01/31      18331.94                    19826.56
  1997/02/28      18484.38                    20008.57
  1997/03/31      18217.77                    19741.86
  1997/04/30      18355.80                    19907.10
  1997/05/31      18609.55                    20206.50
  1997/06/30      18816.52                    20421.70
  1997/07/31      19368.22                    20987.38
  1997/08/31      19142.39                    20790.73
  1997/09/30      19373.49                    21037.51
  1997/10/31      19492.38                    21172.79
  1997/11/30      19585.39                    21297.28
  1997/12/31      19892.67                    21608.01
  1998/01/31      20078.01                    21831.00
  1998/02/28      20045.99                    21837.55
  1998/03/31      20021.07                    21856.77
  1998/04/30      19883.62                    21758.20
  1998/05/31      20173.12                    22102.63
  1998/06/30      20199.42                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980713 100500 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Class A on June 30, 1988, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 1998, the value of the investment would have grown to $20,199 - a 101.99% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
         SIX MONTHS   YEARS ENDED DECEMBER 31,
         ENDED
         JUNE 30,

         1998         1997                       1996  1995  1994  1993

DIVIDEND RETURN  1.77%   4.75%  4.84%   5.88%   5.01%    5.83%

CAPITAL RETURN   -0.23%  4.04%  -0.96%  12.27%  -13.50%   7.34%

TOTAL RETURN     1.54%   8.79%  3.88%   18.15%  -8.49%   13.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     2.11(CENTS)  15.04(CENTS)  33.66(CENTS)

ANNUALIZED DIVIDEND RATE                3.01%        3.56%         3.98%

30-DAY ANNUALIZED YIELD                 2.44%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  3.81%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.52 over the past one month, $8.51 over the past six months and $8.45 over the life of the class, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
ADVISOR MUNICIPAL BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on July 1, 1996. Class T shares bear a 0.25% 12b-1 fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to July 1, 1996 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998           PAST 6  PAST 1  PAST 5  PAST 10
                                      MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND - CL T    1.85%   7.64%   30.44%  112.32%

FIDELITY ADV MUNICIPAL BOND - CL T    -1.71%  3.87%   25.88%  104.89%
 (INCL. MAX. 3.50% SALES CHARGE)

LB MUNICIPAL BOND                     2.69%   8.66%   36.74%  121.90%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  2.26%   8.39%   32.41%  115.27%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Fidelity Advisor Municipal Bond Fund
- Class T returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998           PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND - CL T    7.64%   5.46%   7.82%

FIDELITY ADV MUNICIPAL BOND - CL T    3.87%   4.71%   7.44%
 (INCL. MAX. 3.50% SALES CHARGE)

LB MUNICIPAL BOND                     8.66%   6.46%   8.30%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  8.39%   5.77%   7.95%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Municipal Bond -CL T     LB Municipal Bond
             00537                       LB015
  1988/06/30       9650.00                    10000.00
  1988/07/31       9719.64                    10065.20
  1988/08/31       9741.07                    10074.06
  1988/09/30       9937.04                    10256.40
  1988/10/31      10160.04                    10436.91
  1988/11/30      10042.52                    10341.31
  1988/12/31      10204.95                    10447.10
  1989/01/31      10354.39                    10663.15
  1989/02/28      10247.33                    10541.48
  1989/03/31      10243.77                    10516.29
  1989/04/30      10539.39                    10765.94
  1989/05/31      10745.33                    10989.55
  1989/06/30      10898.66                    11138.79
  1989/07/31      11000.21                    11290.39
  1989/08/31      10902.09                    11179.85
  1989/09/30      10859.63                    11146.54
  1989/10/31      10987.80                    11282.86
  1989/11/30      11130.89                    11480.31
  1989/12/31      11180.95                    11574.22
  1990/01/31      11117.46                    11519.47
  1990/02/28      11220.36                    11622.00
  1990/03/31      11230.21                    11625.48
  1990/04/30      11082.47                    11541.32
  1990/05/31      11385.33                    11793.26
  1990/06/30      11505.31                    11896.92
  1990/07/31      11682.63                    12071.81
  1990/08/31      11461.04                    11896.53
  1990/09/30      11526.63                    11903.31
  1990/10/31      11664.05                    12119.23
  1990/11/30      11887.15                    12362.95
  1990/12/31      11953.59                    12416.73
  1991/01/31      12092.83                    12583.36
  1991/02/28      12155.93                    12692.84
  1991/03/31      12177.35                    12697.41
  1991/04/30      12347.47                    12866.28
  1991/05/31      12442.44                    12980.66
  1991/06/30      12447.68                    12967.81
  1991/07/31      12620.46                    13125.76
  1991/08/31      12779.73                    13298.63
  1991/09/30      12924.48                    13471.78
  1991/10/31      13053.59                    13593.02
  1991/11/30      13089.03                    13630.95
  1991/12/31      13377.46                    13923.47
  1992/01/31      13383.51                    13955.21
  1992/02/29      13403.41                    13959.68
  1992/03/31      13396.91                    13964.84
  1992/04/30      13530.83                    14089.13
  1992/05/31      13699.18                    14254.96
  1992/06/30      13945.20                    14494.16
  1992/07/31      14373.65                    14928.69
  1992/08/31      14166.57                    14783.14
  1992/09/30      14252.23                    14879.82
  1992/10/31      13960.78                    14733.55
  1992/11/30      14379.17                    14997.43
  1992/12/31      14571.92                    15150.55
  1993/01/31      14765.08                    15326.75
  1993/02/28      15366.19                    15881.12
  1993/03/31      15159.95                    15713.26
  1993/04/30      15334.68                    15871.81
  1993/05/31      15425.61                    15961.00
  1993/06/30      15707.01                    16227.39
  1993/07/31      15674.49                    16248.65
  1993/08/31      16086.35                    16586.95
  1993/09/30      16283.32                    16775.87
  1993/10/31      16284.38                    16808.25
  1993/11/30      16085.05                    16660.17
  1993/12/31      16491.20                    17011.87
  1994/01/31      16697.41                    17206.14
  1994/02/28      16192.92                    16760.50
  1994/03/31      15367.82                    16078.02
  1994/04/30      15439.90                    16214.36
  1994/05/31      15592.60                    16354.94
  1994/06/30      15470.17                    16255.01
  1994/07/31      15798.72                    16552.96
  1994/08/31      15834.41                    16610.23
  1994/09/30      15493.82                    16366.40
  1994/10/31      15095.60                    16075.73
  1994/11/30      14671.89                    15785.08
  1994/12/31      15091.15                    16132.51
  1995/01/31      15596.79                    16593.58
  1995/02/28      16116.59                    17076.12
  1995/03/31      16294.98                    17272.32
  1995/04/30      16284.10                    17292.70
  1995/05/31      16815.65                    17844.51
  1995/06/30      16654.83                    17689.27
  1995/07/31      16790.27                    17856.96
  1995/08/31      17009.88                    18083.39
  1995/09/30      17120.96                    18197.86
  1995/10/31      17361.65                    18462.45
  1995/11/30      17665.16                    18768.74
  1995/12/31      17830.60                    18949.11
  1996/01/31      17968.14                    19092.18
  1996/02/29      17843.83                    18963.31
  1996/03/31      17613.42                    18720.95
  1996/04/30      17534.50                    18667.97
  1996/05/31      17523.80                    18660.51
  1996/06/30      17686.34                    18863.72
  1996/07/31      17851.22                    19035.38
  1996/08/31      17829.56                    19030.81
  1996/09/30      18049.51                    19297.24
  1996/10/31      18252.59                    19515.49
  1996/11/30      18612.46                    19872.63
  1996/12/31      18525.23                    19789.16
  1997/01/31      18572.52                    19826.56
  1997/02/28      18726.96                    20008.57
  1997/03/31      18455.29                    19741.86
  1997/04/30      18593.78                    19907.10
  1997/05/31      18826.59                    20206.50
  1997/06/30      19034.57                    20421.70
  1997/07/31      19592.03                    20987.38
  1997/08/31      19386.02                    20790.73
  1997/09/30      19618.77                    21037.51
  1997/10/31      19714.25                    21172.79
  1997/11/30      19806.75                    21297.28
  1997/12/31      20116.15                    21608.01
  1998/01/31      20322.15                    21831.00
  1998/02/28      20287.80                    21837.55
  1998/03/31      20261.02                    21856.77
  1998/04/30      20120.14                    21758.20
  1998/05/31      20419.34                    22102.63
  1998/06/30      20488.70                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980713 101436 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Class T on June 30, 1988, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 1998, the value of the investment would have grown to $20,489 - a 104.89% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS         YEARS ENDED DECEMBER 31,
                 ENDED
                 JUNE 30,

                 1998         1997   1996    1995    1994     1993

DIVIDEND RETURN  1.85%        4.67%  4.84%   5.88%   5.01%    5.83%

CAPITAL RETURN   0.00%        3.92%  -0.96%  12.27%  -13.50%   7.34%

TOTAL RETURN     1.85%        8.59%  3.88%   18.15%  -8.49%   13.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     2.89(CENTS)  15.63(CENTS)  33.91(CENTS)

ANNUALIZED DIVIDEND RATE                4.13%        3.70%         4.01%

30-DAY ANNUALIZED YIELD                 3.44%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.38%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.52 over the past one month, $8.51 over the past six months, and $8.45 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
ADVISOR MUNICIPAL BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on July 1, 1996. Class B shares bear a 0.90% 12b-1 fee.
Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 1, 1996 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND - CL B         1.29%   6.55%   28.51%  109.18%

FIDELITY ADV MUNICIPAL BOND - CL B         -3.71%  1.55%   26.60%  109.18%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                          2.69%   8.66%   36.74%  121.90%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       2.26%   8.39%   32.41%  115.27%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Fidelity Advisor Municipal Bond Fund
- Class B returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND - CL B         6.55%   5.15%   7.66%

FIDELITY ADV MUNICIPAL BOND - CL B         1.55%   4.83%   7.66%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                          8.66%   6.46%   8.30%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       8.39%   5.77%   7.95%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Municipal Bond -CL B     LB Municipal Bond
             00538                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10072.17                    10065.20
  1988/08/31      10094.37                    10074.06
  1988/09/30      10297.45                    10256.40
  1988/10/31      10528.54                    10436.91
  1988/11/30      10406.76                    10341.31
  1988/12/31      10575.08                    10447.10
  1989/01/31      10729.94                    10663.15
  1989/02/28      10619.00                    10541.48
  1989/03/31      10615.31                    10516.29
  1989/04/30      10921.65                    10765.94
  1989/05/31      11135.05                    10989.55
  1989/06/30      11293.95                    11138.79
  1989/07/31      11399.18                    11290.39
  1989/08/31      11297.50                    11179.85
  1989/09/30      11253.51                    11146.54
  1989/10/31      11386.32                    11282.86
  1989/11/30      11534.60                    11480.31
  1989/12/31      11586.47                    11574.22
  1990/01/31      11520.68                    11519.47
  1990/02/28      11627.32                    11622.00
  1990/03/31      11637.53                    11625.48
  1990/04/30      11484.42                    11541.32
  1990/05/31      11798.27                    11793.26
  1990/06/30      11922.60                    11896.92
  1990/07/31      12106.35                    12071.81
  1990/08/31      11876.72                    11896.53
  1990/09/30      11944.69                    11903.31
  1990/10/31      12087.10                    12119.23
  1990/11/30      12318.29                    12362.95
  1990/12/31      12387.14                    12416.73
  1991/01/31      12531.43                    12583.36
  1991/02/28      12596.82                    12692.84
  1991/03/31      12619.02                    12697.41
  1991/04/30      12795.31                    12866.28
  1991/05/31      12893.72                    12980.66
  1991/06/30      12899.15                    12967.81
  1991/07/31      13078.20                    13125.76
  1991/08/31      13243.24                    13298.63
  1991/09/30      13393.24                    13471.78
  1991/10/31      13527.03                    13593.02
  1991/11/30      13563.76                    13630.95
  1991/12/31      13862.65                    13923.47
  1992/01/31      13868.93                    13955.21
  1992/02/29      13889.54                    13959.68
  1992/03/31      13882.81                    13964.84
  1992/04/30      14021.59                    14089.13
  1992/05/31      14196.05                    14254.96
  1992/06/30      14450.99                    14494.16
  1992/07/31      14894.97                    14928.69
  1992/08/31      14680.38                    14783.14
  1992/09/30      14769.15                    14879.82
  1992/10/31      14467.13                    14733.55
  1992/11/30      14900.69                    14997.43
  1992/12/31      15100.43                    15150.55
  1993/01/31      15300.60                    15326.75
  1993/02/28      15923.52                    15881.12
  1993/03/31      15709.79                    15713.26
  1993/04/30      15890.86                    15871.81
  1993/05/31      15985.09                    15961.00
  1993/06/30      16276.70                    16227.39
  1993/07/31      16242.99                    16248.65
  1993/08/31      16669.79                    16586.95
  1993/09/30      16873.91                    16775.87
  1993/10/31      16875.01                    16808.25
  1993/11/30      16668.44                    16660.17
  1993/12/31      17089.33                    17011.87
  1994/01/31      17303.01                    17206.14
  1994/02/28      16780.23                    16760.50
  1994/03/31      15925.21                    16078.02
  1994/04/30      15999.89                    16214.36
  1994/05/31      16158.14                    16354.94
  1994/06/30      16031.26                    16255.01
  1994/07/31      16371.73                    16552.96
  1994/08/31      16408.72                    16610.23
  1994/09/30      16055.77                    16366.40
  1994/10/31      15643.11                    16075.73
  1994/11/30      15204.03                    15785.08
  1994/12/31      15638.50                    16132.51
  1995/01/31      16162.47                    16593.58
  1995/02/28      16701.13                    17076.12
  1995/03/31      16885.99                    17272.32
  1995/04/30      16874.71                    17292.70
  1995/05/31      17425.55                    17844.51
  1995/06/30      17258.89                    17689.27
  1995/07/31      17399.24                    17856.96
  1995/08/31      17626.82                    18083.39
  1995/09/30      17741.93                    18197.86
  1995/10/31      17991.34                    18462.45
  1995/11/30      18305.87                    18768.74
  1995/12/31      18477.30                    18949.11
  1996/01/31      18619.84                    19092.18
  1996/02/29      18491.02                    18963.31
  1996/03/31      18252.25                    18720.95
  1996/04/30      18170.46                    18667.97
  1996/05/31      18159.37                    18660.51
  1996/06/30      18327.81                    18863.72
  1996/07/31      18486.54                    19035.38
  1996/08/31      18455.50                    19030.81
  1996/09/30      18674.60                    19297.24
  1996/10/31      18897.80                    19515.49
  1996/11/30      19261.17                    19872.63
  1996/12/31      19138.54                    19789.16
  1997/01/31      19178.37                    19826.56
  1997/02/28      19329.46                    20008.57
  1997/03/31      19039.68                    19741.86
  1997/04/30      19173.75                    19907.10
  1997/05/31      19427.18                    20206.50
  1997/06/30      19631.01                    20421.70
  1997/07/31      20169.65                    20987.38
  1997/08/31      19945.47                    20790.73
  1997/09/30      20173.97                    21037.51
  1997/10/31      20261.32                    21172.79
  1997/11/30      20345.58                    21297.28
  1997/12/31      20652.00                    21608.01
  1998/01/31      20855.06                    21831.00
  1998/02/28      20808.61                    21837.55
  1998/03/31      20794.22                    21856.77
  1998/04/30      20614.18                    21758.20
  1998/05/31      20901.00                    22102.63
  1998/06/30      20917.63                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980804 152148 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Class B on June 30, 1988. As the chart shows, by June 30, 1998 the value of the investment would have grown to $20,918 - a 109.18% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS         YEARS ENDED DECEMBER 31,
                 ENDED
                 JUNE 30,

                 1998         1997   1996    1995    1994     1993

DIVIDEND RETURN  1.41%        3.99%  4.52%   5.88%   5.01%    5.83%

CAPITAL RETURN   -0.12%       3.92%  -0.96%  12.27%  -13.50%   7.34%

TOTAL RETURN     1.29%        7.91%  3.56%   18.15%  -8.49%   13.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     1.68(CENTS)  11.89(CENTS)  27.34(CENTS)

ANNUALIZED DIVIDEND RATE                2.40%        2.82%         3.24%

30-DAY ANNUALIZED YIELD                 1.81%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  2.83%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.52 over the past month, $8.51 over the past six months and $8.45 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with
ongoing expectations that the
turmoil in Asia will slow our
economy and keep inflation at
historical lows, played integral roles
in the municipal bond market
during the six months that ended
June 30, 1998. During this period,
the Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 2.69%. In comparison,
the Lehman Brothers Aggregate
Bond Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.93%. Early in the year,
municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply
of municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through March
and April as many issuers rushed to
the market before the largest deal
in municipal history took place in
May - a $3.5 billion issuance by
the Long Island Power Authority.
This heavy supply combined with
lower demand to put downward
pressure on municipal bonds in
April and May. Encouraging
inflation reports and renewed
concerns over Asia attracted
investors to the bond market, but
municipals lagged taxable issues
through the end of the period.
An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six-month period that ended June 30, 1998, the fund's Class A, Class T and Class B shares had total returns of 1.54%, 1.85% and 1.29%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 2.26% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 2.69% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund's Class A, Class T and Class B shares returned 7.35%, 7.64% and 6.55%, respectively. That compared to the 8.39% return of the general municipal debt funds average and the 8.66% return of the Lehman Brothers Municipal Bond Index over the same one-year period.
Q. WHICH HOLDINGS CONTRIBUTED TO THE FUND'S PERFORMANCE? WHICH
DETRACTED FROM IT?
A. Largely due to a favorable supply/demand environment, lower-rated, investment-grade securities - such as those rated Baa by Moody's Investors Service - performed well during the period. Demand for them was strong as investors continued to seek out their somewhat higher yields compared to the yields offered by higher-rated A, Aa and Aaa securities. Meanwhile, the supply of them was increasingly limited. Many municipal issues - including New York City and some New York State entities - have been upgraded from their earlier Baa status. Adding to this trend, issuers increasingly have obtained bond insurance for their new and older municipal issues over the past several years and, as a result, fewer bonds are issued with or maintain a Baa rating. As for disappointments, I can't think of any specific bond that detracted from performance. That said, it was somewhat of a disappointment that there weren't more opportunities to buy attractively priced, higher-yielding bonds.
Q. WHY DID THE FUND MAINTAIN A RELATIVELY LARGE CONCENTRATION IN BONDS WITH MATURITIES OF BETWEEN FIVE AND 15 YEARS THROUGHOUT THE PAST SIX MONTHS?
A. I felt this maturity range offered the best risk/reward profile, meaning the best combination of reward - or income - for the risk. For bonds with maturities up to about 15 years, investors were paid an appropriate amount of added income for each additional year of maturity. But for bonds with maturities of 15 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. The longer a bond's maturity, the higher its interest-rate risk - that is, the more its price will fall when interest rates rise and vice versa. Throughout the period, I also kept the fund's duration - which measures its sensitivity to changing interest rates - in line with the municipal bond market as a whole, as represented by the Lehman Brothers Municipal Bond Index.
Q. WERE THERE ANY CHANGES IN THE WAY THE FUND'S INVESTMENTS WERE ALLOCATED AMONG VARIOUS STATES?
A. Yes, with the more noticeable changes being a decline in the fund's investments in California and an increase in New York bonds. After a relatively extended period of strong performance, I sold some bonds issued in California because I wanted to lock in their gains. I found more attractive opportunities in New York, where I added bonds issued by the Long Island Power Authority. These bonds were part of the biggest single municipal deal ever - more than $3.5 billion in bonds were sold. Because there was a strong demand for these bonds - not only when they were issued but in the weeks that followed - they performed well.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipals were attractively priced compared to Treasury bonds mainly because the supply of municipals has been heavy so far in 1998. To take advantage of low interest rates by refinancing their debt and to issue new securities in advance of the record-breaking Long Island Power Authority deal, issuers brought a relatively large supply of municipals to market in the first half of this year. If supply tapers off - which I believe it will in the second half of 1998 - municipals may do relatively well as they play catch up to Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON GENERAL
OBLIGATION BONDS:
"At the end of the period, general
obligation bonds (GOs), were the
fund's largest sector
concentration. A GO is backed by
the full faith and credit - which
includes that taxing power - of a
city, county, state or other issuer. A
GO is repaid with general revenue
such as taxes. General revenues
are sensitive to both the economy
and a municipality's fiscal health,
both of which have been strong
during the period across much of
the United States."
(solid bullet) On August 3, 1998, shareholders of Fidelity Advisor Municipal Bond
Fund approved the merger of the
fund into Spartan Municipal
Income Fund. The merger will
become effective on or around
September 10, 1998.
FUND FACTS
GOAL: seeks a high level of
current income free from
federal income tax and
consistent with preservation of
capital, by investing primarily
in investment-grade municipal
securities under normal
conditions
START DATE: August 19, 1976
SIZE: as of June 30, 1998,
more than $910 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1998
               % OF FUND'S   % OF FUND'S INVESTMENTS
               INVESTMENTS   IN THESE STATES
                             6 MONTHS AGO

NEW YORK       23.1          18.1

TEXAS          8.1           11.2

CALIFORNIA     7.9           8.6

MASSACHUSETTS  6.6           5.7

ILLINOIS       6.4           5.9

TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  34.1          37.7

ELECTRIC REVENUE    15.5          17.0

TRANSPORTATION      9.9           7.0

WATER & SEWER       9.7           7.7

SPECIAL TAX         7.5           7.5

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                 6 MONTHS AGO

YEARS  12.8                                      11.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                 6 MONTHS AGO

YEARS  6.7                                       6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA 54.5%
AA, A 29.4%
BAA 13.4%
NON-RATED 2.2%
SHORT-TERM
INVESTMENTS 0.5%
AAA 55.0%
AA, A 24.2%
BAA 17.0%
NON-RATED 2.1%
SHORT-TERM
INVESTMENTS 1.7%
ROW: 1, COL: 1, VALUE: 53.0
ROW: 1, COL: 2, VALUE: 29.0
ROW: 1, COL: 3, VALUE: 13.4
ROW: 1, COL: 4, VALUE: 2.6
ROW: 1, COL: 5, VALUE: 1.7
ROW: 1, COL: 1, VALUE: 54.2
ROW: 1, COL: 2, VALUE: 24.2
ROW: 1, COL: 3, VALUE: 17.0
ROW: 1, COL: 4, VALUE: 2.6
ROW: 1, COL: 5, VALUE: 2.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 99.5%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - 1.7%
Arizona Trans. Board Hwy. Rev. Sub-Series A,
6.25% 7/1/04   $ 2,000 $ 2,139
Maricopa County Commty. College Dist. Series B,
5.25% 7/1/10    9,000  9,415
Maricopa County School Dist. #1 Rfdg.
(Cap. Appreciation) (Pheonix Elementary)
Second Series, 0% 7/1/05 (MBIA Insured)    2,660  1,959
Maricopa County Unified School Dist. #69  Rfdg.
(Cap. Appreciation) (Paradise Valley)
Second Series, 0% 7/1/07 (AMBAC Insured)    3,050  2,041
  15,554
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A,
6.15% 7/1/03 (MBIA Insured)    3,245  3,538
CALIFORNIA - 7.9%
California Edl. Facs. Auth. Rev. Rfdg. (Stanford
Univ. Proj.) Series O, 5.125% 1/1/31 (g)    5,000  4,889
California Gen. Oblig. 6%, 10/1/09    5,250  5,932
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Rfdg. Series A,
 5.70% 8/1/16 (MBIA Insured)    2,560  2,623
 Series B,
 5.20% 8/1/26 (MBIA Insured) (d)    1,965  2,007
California Pub. Wks. Board Lease Rev.:
 (Dept. of Corrections Medera State Prison)
 Series E, 5.50% 6/1/15    2,500  2,638
 (Franchise Tax Board-PH II) Series A, 6.25%
 9/1/11 (Pre-Refunded to 9/1/01 @ 102) (e)    1,150  1,246
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purp.) Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,940
California Statewide Commtys. Dev. Auth.
Rev. Ctfs. of Prtn. (Sisters of Charity
Leavenworth) 5% 12/1/14    2,750  2,716
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A,
7% 8/1/11 (MBIA Insured)    1,475  1,806
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg.
(Muni. Wtr. Dist. Swr. Sys. Proj.)
7% 8/1/09 (AMBAC Insured)    2,245  2,727
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev. (Cap. Appreciation) (Sr. Lien) Series A,
0% 1/1/08 (c)    4,000  3,009
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Modesto Irrigation Dist. Elec. Rev. Series A,
9.625% 1/1/11 (Escrowed to Maturity) (e)   $ 4,390 $ 5,919
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.)
Series A:
  3.75% 7/1/12    7,820  7,046
  3.75% 1/1/13    1,500  1,302
San Jaoquin Hills Trans. Corridor Agcy. Toll Road
Rev. Rfdg. (Cap. Appreciation) Series A,
0% 1/15/02 (MBIA Insured)    4,200  3,603
Santa Clara Redev. Agcy. Tax Allocation Rfdg.
(Bayshore North Proj.) 7% 7/1/10
(AMBAC Insured)    4,000  4,860
South Orange County Pub. Fing. Auth. Spl. Tax Rev.
(Foothill Area) Series C, 7.50% 8/15/06
(FGIC Insured)    8,140  9,835
Univ. of California Rev. (Multiple Purp. Proj.)
Series D, 6.375% 9/1/24 (MBIA Insured)
(Pre-Refunded to 9/1/02 @ 102) (e)    4,000  4,425
  71,523
COLORADO - 3.7%
Arapaho County Cap. Impt. Trust Federal Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.8626) (e)    16,700  2,534
Colorado Health Facs. Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.625% 2/1/13    10,000  10,718
Denver City & County Arpt. Rev.:
 Rfdg.:
  Series D, 5% 11/15/98 (d)    2,600  2,610
  Series E, 5.50% 11/15/25 (MBIA Insured)    3,000  3,088
 Series A, 8.50% 11/15/23 (d)    12,080  13,335
El Paso County School Dist. #20 Rfdg.
(Cap. Appreciation) Series A, 0% 6/15/08
(AMBAC Insured)    2,600  1,662
  33,947
DISTRICT OF COLUMBIA - 2.6%
District of Columbia Gen. Oblig.:
 Rfdg.:
  Series A:
   5.625% 6/1/02 (MBIA Insured) (d)    1,500  1,571
   5.875% 6/1/05 (MBIA Insured) (d)    3,000  3,227
  Series A-1:
   6% 6/1/11 (MBIA Insured)    950  1,053
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Gen. Oblig.: - continued
 Rfdg.:
  Series A-1:
  6% 6/1/11 (MBIA Insured)
   (Escrowed to Maturity) (e)   $ 50 $ 56
  Series B, 5.25% 6/1/07 (MBIA Insured)    7,500  7,810
 Series E:
  5% 6/1/04 (FGIC Insured)
  (Pre-Refunded to 6/1/03 @ 102) (e)    35  37
  5% 6/1/04 (FGIC Insured)    965  992
District of Columbia Redev. Land Agcy.
 Spl. Tax Rev. (Washington D.C. Sports Arena)
5.625% 11/1/10    5,075  5,184
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured)    3,300  3,571
  23,501
FLORIDA - 1.0%
Jacksonville Elec. Auth. Rev. Rfdg. (St. John's
River Pwr. Park Sys.) Issue 2-13,
5.375% 10/1/16    4,535  4,677
Pinellas County Resource Recovery Rev.
5.25% 10/1/05 (MBIA Insured) (d)    4,010  4,201
  8,878
GEORGIA - 4.0%
Atlanta Arpt. Facs. Rev. Rfdg.
6.25% 1/1/05 (AMBAC Insured)    16,820  18,578
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,920
Fulton County Wtr. & Swr. Rev. Rfdg.:
 6.125%1/1/05 (FGIC Insured)    3,750  4,116
 6.375% 1/1/14 (FGIC Insured)    4,500  5,241
Georgia Muni. Elec. Auth. Pwr. Rev. Series B,
6.20% 1/1/10 (AMBAC Insured)    5,000  5,677
  36,532
HAWAII - 0.1%
Hawaii Arpt. Sys. Rev. Second Series,
7.50% 7/1/05 (FGIC Insured) (d)    1,000  1,081
ILLINOIS - 6.4%
Chicago Board of Ed. (Chicago School Reform)
5.75% 12/1/27 (AMBAC Insured)    5,000  5,325
Chicago Gen. Oblig. Rfdg. Series A-2,
6.125% 1/1/12 (AMBAC Insured)    10,000  11,260
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Chicago Midway Arpt. Rev. Series A,
5.50% 1/1/29 (MBIA Insured)   $ 3,775 $ 3,885
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.
(Gen. Arpt. Proj.) (2nd Lien) Series A:
  6.375% 1/1/12 (MBIA Insured)    3,000  3,329
  6.375% 1/1/15 (MBIA Insured)    3,200  3,532
Chicago Park Dist. Rfdg. 6.25% 1/1/09
(FGIC Insured)    1,380  1,567
Chicago Wastewtr. Transmission Rev. Rfdg.
5.375% 1/1/13 (FGIC Insured)    4,500  4,757
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A,
7% 12/15/13 (AMBAC Insured) (d)    2,500  2,710
Illinois Reg. Trans. Auth.:
 Series A, 8% 6/1/17 (AMBAC Insured)    3,000  4,079
 Series D:
  7.75% 6/1/04 (FGIC Insured)    1,115  1,307
  7.75% 6/1/05 (FGIC Insured)    2,405  2,871
Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (McCormick Place Expansion Proj.):
   (Cap. Appreciation) Series A:
   0% 6/15/10 (FGIC Insured)    8,100  4,576
   0% 6/15/15 (FGIC Insured)    3,100  1,300
  Rfdg. Series A, 5.25% 12/15/10    7,000  7,294
  57,792
INDIANA - 0.2%
Indiana Bond Bank Rev. (State Revolving
Fund Prog.) Series A, 7% 2/1/05    1,500  1,725
KANSAS - 0.3%
Kansas City Util. Sys. Rev. (Cap. Appreciation)
0% 3/1/09 (AMBAC Insured)
(Escrowed to Maturity) (e)    3,975  2,426
LOUISIANA - 0.2%
New Orleans Gen. Oblig. Rfdg.
6.50% 10/1/03 (AMBAC Insured)    1,500  1,655
MARYLAND - 1.5%
Baltimore Consolidated Pub. Impt. Unltd. Tax Rfdg.
Series A, 7.25% 10/15/05 (FGIC Insured)    2,000  2,364
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - CONTINUED
Maryland Health & Higher Edl. Facs. Auth. Rev.:
 Rfdg. (Johns Hopkins Univ.) 5.125% 7/1/20   $ 2,500 $ 2,502
 (Good Samaritian Hosp.):
  5.75% 7/1/13 (AMBAC Insured)
  (Ecsrowed to Maturity) (e)    1,605  1,733
  5.75% 7/1/13 (AMBAC Insured)    995  1,104
Washington D.C. Metropolitan Area Trans. Auth.
Gross Rev. Rfdg. 6% 7/1/09 (FGIC Insured)    5,500  6,187
  13,890
MASSACHUSETTS - 6.6%
Massachusetts Bay Trans. Auth. Rfdg.
(Gen. Trans. Sys.) Series A, 6.25% 3/1/12    2,000  2,288
Massachusetts Consolidated Loan:
 Series A, 7.50% 6/1/04    3,270  3,773
 Series B, 4.875% 10/1/13    2,500  2,477
Massachusetts Gen. Oblig. Rfdg. Series A,
6% 7/1/05 (AMBAC Insured)    2,750  3,021
Massachusetts Health & Edl. Facs. Auth. Rev.:
 (Blood Research Institute) Series A, 6.50% 2/1/22   4,720  5,116
 (Massachusetts Institute of Technology)
 Series I-2, 4.75% 1/1/28    6,000  5,630
 (New England Med. Ctr. Hosp.) Series G,
 5.375% 7/1/24 (MBIA Insured)    800  806
 (Univ. Hosp.) Series C, 7.25% 7/1/19
 (MBIA Insured)    3,500  3,769
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg. (Harvard Commty. Health Plan)
 Series B, 8.125% 10/1/17    2,000  2,059
 (Cap. Appreciation)
 (Massachusetts Biomedical Research)
  Series A-2, 0% 8/1/08    5,000  3,101
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev.:
  Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,720
  Series A, 6.75% 7/1/08 (MBIA Insured)    2,500  2,745
  Series B, 6.75% 7/1/08 (MBIA Insured)    5,995  6,583
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.
Series A:
  5.125% 1/1/23 (MBIA Insured)    4,500  4,473
  5% 1/1/27 (MBIA Insured)    2,000  1,938
Massachusetts Tpk. Auth. Western Tpk. Series A,
5.55% 1/1/17 (MBIA Insured)    8,700  8,782
  59,281
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - 4.0%
Lowell Area Schools (Cap. Appreciation)
0% 5/1/20 (FGIC Insured)
(Pre-Refunded to 5/1/05 @ 33.646) (e)   $ 21,685 $ 5,422
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
 (Detroit Med. Ctr. Oblig. Group)
 Series A, 6.50% 8/15/18    5,000  5,417
 (Sisters of Mercy Health Corp.) Series P,
 5.375% 8/15/14 (MBIA Insured)    3,000  3,147
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
 Rfdg. Series B, 5.70% 4/1/12    3,750  3,909
 Series B, 7.50% 4/1/10    6,000  6,416
Michigan Muni. Auth. Rev. Rfdg.
(Local Gov't. Loan Prog.) Series G:
  7% 5/1/02 (AMBAC Insured)    2,425  2,660
  7% 11/1/02 (AMBAC Insured)    1,465  1,625
  7% 5/1/03 (AMBAC Insured)    2,700  3,021
Michigan Trunk Line (Cap. Appreciation)
Series A, 0% 10/1/09 (AMBAC Insured)    8,010  4,764
  36,381
MINNESOTA - 0.6%
Minnesota Hsg. Fin. Agcy. Single Family Mtg.:
 Series I, 6.25% 1/1/15    1,890  1,993
 Series K, 6.40% 1/1/15    3,255  3,480
  5,473
MISSISSIPPI - 0.0%
Mississippi Home Corp. Single Family Rev. Rfdg.
Series A, 9.25% 3/1/12 (FGIC Insured) (d)    390  417
MISSOURI - 0.9%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22
(Pre-Refunded to 7/1/02 @ 102) (e)    2,000  2,248
Missouri Higher Ed. Loan Auth. Student Loan
Rev. (Sr. Lien) Series A, 5.625% 2/15/01    4,000  4,122
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,120  2,173
  8,543
NEVADA - 0.9%
Clark County Ind. Dev. Rev. Rfdg. (Nevada
Pwr. Co. Proj.) Series C, 7.20% 10/1/22
(AMBAC Insured)    7,000  7,866
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - 2.2%
Middlesex County Poll. Cont. Auth. Rev. Rfdg.
(Fing. Poll.) (Amerada Hess Corp.)
7.875% 6/1/22   $ 7,750 $ 9,051
New Jersey Trans. Trust Fund Auth. Rfdg.
(Trans. Sys.):
  Series A, 6.50% 6/15/05 (AMBAC Insured)    6,500  7,296
  Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,346
New Jersey Tpk. Auth. Tpk. Rev. Rfdg.
10.375% 1/1/03 (Escrowed to Maturity) (e)    1,045  1,208
  19,901
NEW YORK - 23.1%
Long Island Power Auth. Rev.
(New York Elec. & Gas Sys.) Series A:
  5.25% 12/1/26    1,455  1,434
  5.50% 12/1/29    5,000  5,064
Metropolitan Trans. Auth. Dedicated Tax Series A,
5.25% 4/1/26 (MBIA Insured)    12,500  12,575
Metropolitan Trans. Auth. Trans. Facs. Rev. Rfdg.
(Svc. Contract) Series R:
  5% 7/1/02    4,255  4,361
  5% 7/1/03    3,450  3,544
  5.50% 7/1/07    4,920  5,252
Nassau County Gen. Impt. Rfdg. Series A:
 6.50% 5/1/04 (FGIC Insured)    7,425  8,228
 6.50% 5/1/05 (FGIC Insured)    4,490  5,034
 6.50% 5/1/06 (FGIC Insured)    4,000  4,531
New York City Gen. Oblig.:
 Rfdg.:
  Series A, 7% 8/1/04    4,375  4,940
  Series D:
   6.30% 8/15/01    7,450  7,901
   8% 2/1/05    2,550  3,030
 Series B, 7.50% 2/1/03 (f)    10,000  11,142
 Series G:
  5.40% 2/1/01    6,000  6,173
  5.60% 2/1/02    14,120  14,721
New York City Muni. Wtr. Fin. Auth. Rev. Wtr. & Swr. Sys.:
 Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,693
 Series B:
  5.75% 6/15/26    10,000  10,561
  5.75% 6/15/26 (AMBAC Insured)    3,000  3,176
  5.50% 6/15/27 (MBIA Insured)    5,785  5,988
  5.75% 6/15/29    13,500  14,257
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.:
 Rfdg. (Mental Health Svcs. Facs.)
 Series B, 6% 2/15/03   $ 8,035 $ 8,549
  (City Univ. Sys. Consolidated):
  2nd Gen. Series A, 5.75% 7/1/09    4,370  4,770
  Series C, 7.50% 7/1/10    3,000  3,609
  Series D:
   7% 7/1/09    2,000  2,303
   7% 7/1/09 (FGIC Insured)    3,780  4,472
New York State Envir. Facs. Corp. Poll. Cont. Rev.
Rfdg. (State Wtr. Revolving Fund - New York City
Muni. Wtr.) Series A, 5.75% 6/15/11    2,500  2,744
New York State Local Gov't. Assistance Corp. Rfdg.
Series E:
  6% 4/1/14    7,750  8,704
  5.25% 4/1/16    8,425  8,670
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,163
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
  Series A, 6% 1/1/05 (MBIA Insured)    2,500  2,740
  6% 4/1/03    2,500  2,675
  7.25% 1/1/10
  (Pre-Refunded to 1/1/01 @ 102) (e)    5,000  5,472
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A, 6.30% 1/1/03   6,000  6,477
Triborough Bridge & Tunnel Auth. Rev.:
 Rfdg. Series A, 5.25% 1/1/28    2,500  2,497
 (Convention Ctr. Proj.) Series E, 7.25% 1/1/10    7,325  8,609
  209,059
NORTH CAROLINA - 3.3%
Harnett County Ctfs. of Prtn.:
 7.50% 12/1/03 (AMBAC Insured)    2,640  3,054
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,377
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys.
Rev. Rfdg.:
  Series A, 5.20% 1/1/01    10,000  10,165
  Series B, 7.25% 1/1/07    2,375  2,766
North Carolina State Hwy. Series A, 4.50% 5/1/05   10,000  10,134
  29,496
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - 3.0%
Cleveland Wtrwks. Rev. Rfdg. (1st. Mtg.) Series G,
5.50% 1/1/13 (MBIA Insured)   $ 6,665 $ 7,234
Ohio Bldg. Auth. Workers Compensation
(W. Green Bldg.) Series A, 4.75% 4/1/14    6,500  6,316
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential - B-3)
4.95% 9/1/20 (d)    3,250  3,306
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
 Rfdg. (Buckeye Pwr., Inc. Proj.)
 7.80% 11/1/14 (AMBAC Insured)    2,790  3,325
 (Wtr. Cont. Loan Fund) State Match Series,
 6.50% 6/1/03 (MBIA Insured)    2,940  3,234
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
 6.25% 6/1/02 (AMBAC Insured)    1,860  1,997
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,151
  27,563
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
 7% 12/1/03 (FGIC Insured)    2,325  2,647
 7% 12/1/04 (FGIC Insured)    2,540  2,937
  5,584
PENNSYLVANIA - 2.7%
Chester County Health & Ed. Facs. Auth. Health Sys.
Rev. (Jefferson Health Sys.) Series B,
5.25% 5/15/22 (AMBAC Insured)    5,000  5,011
Delaware County Auth. Hosp. Rev.
(Crozer-Chester Med. Ctr.) 6% 12/15/20    3,500  3,640
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A,
6.10% 7/1/13    3,800  4,109
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Single
Family Mtg.) Series 54A, 5.375% 10/1/28 (d)    920  946
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp.
Rev. Rfdg. (Pennsylvania Hosp.):
  5.05% 7/1/98    1,200  1,200
  5.35% 7/1/99    1,335  1,356
Philadelphia Wtr. & Wastewtr. Rev.:
 6.25% 8/1/09 (MBIA Insured)    2,000  2,292
 6.25% 8/1/10 (MBIA Insured)    2,000  2,296
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,213
  24,063
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PUERTO RICO - 0.3%
Puerto Rico Commonwealth Urban Renewal & Hsg.
Corp. Commonwealth Appropriation Rfdg.
(Cap. Appreciation) 0% 10/1/98.   $ 3,125 $ 3,099
SOUTH CAROLINA - 1.1%
Charlston County Gen. Oblig.
Unltd. Tax 6% 6/1/13    2,500  2,729
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
 6.25% 2/1/06 (MBIA Insured)    2,000  2,230
 5.75% 1/1/10 (MBIA Insured)    4,705  5,105
  10,064
TENNESSEE - 0.8%
Knox County Health Edl. & Hsg. Facs. Auth.
Board Hosp. Facs. Rev. Rfdg. (Sanders Alliance Hosp.)
7.25% 1/1/10 (MBIA Insured)    2,660  3,256
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A:
  6% 2/15/05 (MBIA Insured) (d)    1,000  1,083
  6.25% 2/15/09 (MBIA Insured) (d)    1,500  1,696
  6.25% 2/15/10 (MBIA Insured) (d)    1,000  1,132
  7,167
TEXAS - 8.1%
Austin Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,278
Birdville Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 2/15/11
(PSF Guaranteed)    8,665  4,667
Dallas Fort Worth Reg. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)    1,000  1,165
Dallas Gen. Oblig. 4.50% 2/15/14    2,500  2,394
Harris County Hosp. Dist. Mtg. Rev. Rfdg.
7.40% 2/15/10 (AMBAC Insured)    3,000  3,663
Harris County Toll Road Sub-Lien Rev.:
 Rfdg. (Cap. Appreciation):
  0% 8/1/06    4,245  2,980
  0% 8/1/08    8,005  5,099
 Series A, 7% 8/15/09    2,000  2,444
Hurst Euless Bedford Independent School Dist.
Rfdg. (Cap. Appreciation):
  0% 8/15/11 (PSF Guaranteed)    3,620  1,902
  0% 8/15/12 (PSF Guaranteed)    5,105  2,519
  0% 8/15/13 (PSF Guaranteed)    3,610  1,682
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/09
(PSF Guaranteed)   $ 1,970 $ 1,195
Round Rock Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/08
(PSF Guaranteed)    9,800  6,295
San Antonio Elec. & Gas Rev. Rfdg.
(Cap. Appreciation) Series B:
  0% 2/1/05 (FGIC Insured)    12,285  9,149
  0% 2/1/07 (FGIC Insured)    10,000  6,726
San Antonio Wtr. Rev.:
 6.50% 5/15/10 (MBIA Insured)    1,690  1,844
 6.50% 5/15/10 (MBIA Insured)
 (Escrowed to Maturity) (e)    440  492
 6.50% 5/15/10 (MBIA Insured)
 (Pre-Refunded to 5/15/02 @ 102) (e)    870  958
Texas A & M Univ. Rfdg. (Permanent Univ. Fund)
5.60% 7/1/05    3,000  3,243
Texas College Student Loan Gen. Oblig.
5.80% 8/1/05 (d)    3,000  3,140
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,740
Texas Pub. Fin. Auth. Series A, 5% 10/1/14    5,000  4,982
  73,557
UTAH - 4.4%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
 Rfdg.:
  Series A:
   6.50% 7/1/10 (AMBAC Insured)    1,635  1,910
   6% 7/1/16 (AMBAC Insured)    10,345  11,349
  Series D, 5% 7/1/21 (MBIA Insured)    2,500  2,460
 Spl. Oblig. Sixth Series B:
  6.50% 7/1/04 (MBIA Insured)    3,000  3,340
  6.50% 7/1/10 (MBIA Insured)    2,800  3,271
  6% 7/1/16 (MBIA Insured)    10,000  10,899
Jordan County School Dist. 7.625% 6/15/05    2,000  2,392
Salt Lake City Hosp. Rev. Rfdg.
(Intermountain Health Care Hosp., Inc.) Series A,
8.125% 5/15/15 (Escrowed to Maturity) (e)    2,975  3,807
  39,428
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - 1.9%
Hampton Museum Rev. Rfdg.:
 5.25% 1/1/09   $ 3,825 $ 3,903
 5.25% 1/1/14    4,500  4,530
Henrico County Ind. Dev. Auth. Pub. Facs.
Lease Rev. (Henrico County Reg'l. Jail Proj.):
  7.50% 8/1/04    2,455  2,886
  7.50% 8/1/05    2,590  3,093
Pocahontas Parkway Assoc. Rev.
(Toll Roads Bridges & Mass Transit Proj.)
Sr. Series A, 5.50% 8/15/28    3,000  2,970
  17,382
WASHINGTON - 2.6%
Washington Pub. Pwr. Supply Sys. Rev.:
 (Nuclear Proj. #2):
  Rfdg. Series A, 5.50% 7/1/02    9,050  9,441
  5.40% 7/1/12    10,000  10,436
 (Nuclear Proj. #3) Compound Interest Rfdg. Series B,
 0% 7/1/06 (MBIA Insured)    5,000  3,471
  23,348
WISCONSIN - 2.4%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,804
Wisconsin Health & Edl. Facs. Auth. Rev. (St. Luke's
Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)
(Pre-Refunded to 8/15/01 @ 102) (e)    4,000  4,424
Wisconsin Hsg. & Econ. Dev. Auth.
Home Ownership Rev. Rfdg.
Series F, 5.20% 9/1/26 (FHA Insured) (d)    2,415  2,464
  21,692
TOTAL MUNICIPAL BONDS
(Cost $844,539)   901,406
CASH EQUIVALENTS  - 0.5%
    SHARES
Municipal Central Cash Fund (a) (b)
(Cost $4,653)    4,653  4,653
TOTAL INVESTMENTS - 100%
(Cost $849,192)  $ 906,059
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
20 Municipal Bond Contracts   Sept. 1998 $ 2,489 $ (3)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.3%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(e) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(f) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(g) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $456,807.
(k) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 79.3% AAA, AA, A 77.9%
Baa 13.4% BBB  16.3%
Ba 0.0% BB  0.6%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 2.2%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   34.1%
Electric Revenue   15.5
Transportation   9.9
Water & Sewer   9.7
Special Tax   7.5
Health Care   5.7
Others (individually less than 5%)   17.6
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $849,351,000. Net unrealized appreciation aggregated $56,708,000, of which $56,953,000 related to appreciated investment securities and $245,000 related to depreciated investment securities.
At December 31, 1997, the fund had a capital loss carryforward of approximately $8,535,000 all of which will expire on December 31, 2003.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 (EXCEPT PER-SHARE AMOUNTS)                           JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $849,192) -                 $ 906,059
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                       97

INTEREST RECEIVABLE                                                   14,688

OTHER RECEIVABLES                                                     22

 TOTAL ASSETS                                                         920,866

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED

 DELAYED DELIVERY                                           $ 4,813

 REGULAR DELIVERY                                            2,981

PAYABLE FOR FUND SHARES REDEEMED                             502

DISTRIBUTIONS PAYABLE                                        1,304

ACCRUED MANAGEMENT FEE                                       294

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             6

OTHER PAYABLES AND ACCRUED EXPENSES                          157

 TOTAL LIABILITIES                                                    10,057

NET ASSETS                                                           $ 910,809

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 856,118

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                 (2,173)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             56,864

NET ASSETS                                                           $ 910,809


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 (EXCEPT PER SHARE AMOUNTS)               JUNE 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                         $8.50
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($333.4 (DIVIDED BY) 39.21 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $8.50)         $8.92

CLASS T:                                                      $8.51
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($656 (DIVIDED BY) 77.08 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $8.51)         $8.82

CLASS B:                                                      $8.50
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($901.3 (DIVIDED BY) 106.07 SHARES) A

INITIAL CLASS:                                                $8.51
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($908,786 (DIVIDED BY) 106,837 SHARES)

INSTITUTIONAL CLASS:                                          $8.50
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($133 (DIVIDED BY) 15.65 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 24,123

EXPENSES

MANAGEMENT FEE                                            $ 1,781

TRANSFER AGENT FEES                                        445

DISTRIBUTION FEES                                          7

ACCOUNTING FEES AND EXPENSES                               153

NON-INTERESTED TRUSTEES' COMPENSATION                      2

CUSTODIAN FEES AND EXPENSES                                24

REGISTRATION FEES                                          52

AUDIT                                                      28

LEGAL                                                      24

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,516

 EXPENSE REDUCTIONS                                        (31)      2,485

NET INTEREST INCOME                                                  21,638

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     8,195

 FUTURES CONTRACTS                                         (133)     8,062

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (9,213)

 FUTURES CONTRACTS                                         (21)      (9,234)

NET GAIN (LOSS)                                                      (1,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 20,466
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 21,638           $ 45,467
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                8,062              11,842

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (9,234)            24,313

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         20,466             81,622
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (21,638)           (45,467)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                        -                  (111)

 TOTAL DISTRIBUTIONS                                     (21,638)           (45,578)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             (32,864)           (44,006)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (34,036)           (7,962)

NET ASSETS

 BEGINNING OF PERIOD                                     944,845            952,807

 END OF PERIOD                                          $ 910,809          $ 944,845

FINANCIAL HIGHLIGHTS - CLASS A
                                                    SIX MONTHS ENDED   YEAR ENDED
                                                    JUNE 30, 1998      DECEMBER 31,

                                                    (UNAUDITED)        1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.520           $ 8.200

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .150               .309

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.020)             .321

 TOTAL FROM INVESTMENT OPERATIONS                     .130               .630

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.150)             (.309)

 IN EXCESS OF NET INTEREST INCOME                     -                  (.001) F

 TOTAL DISTRIBUTIONS                                  (.150)             (.310)

NET ASSET VALUE, END OF PERIOD                       $ 8.500           $ 8.520

TOTAL RETURN B, C                                     1.54%              7.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 333             $ 749

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.65% A, D         .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.58% A            4.43% A

PORTFOLIO TURNOVER RATE                               31% A              33%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO DECEMBER 31, 1997.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK
TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                    (UNAUDITED)        1997       1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510           $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .156               .365       .185

 NET REALIZED AND UNREALIZED GAIN (LOSS)              -                  .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .156               .686       .385

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.156)             (.365)     (.185)

 IN EXCESS OF NET INTEREST INCOME                     -                  (.001) G   -

 TOTAL DISTRIBUTIONS                                  (.156)             (.366)     (.185)

NET ASSET VALUE, END OF PERIOD                       $ 8.510           $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.85%              8.59%      4.86%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 656             $ 6,404    $ 3,878

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.50% A, D         1.00% D    1.00% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER         1.47% A            .96% E     1.00% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.70% A            4.43%      4.40% A

PORTFOLIO TURNOVER RATE                               31% A              33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1996.
G THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                    (UNAUDITED)        1997       1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510           $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .119               .312       .160

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.010)             .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .109               .633       .360

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.119)             (.312)     (.160)

 IN EXCESS OF NET INTEREST INCOME                     -                  (.001) F   -

 TOTAL DISTRIBUTIONS                                  (.119)             (.313)     (.160)

NET ASSET VALUE, END OF PERIOD                       $ 8.500             $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.29%                7.91%      4.54%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 901               $ 1,610    $ 259

RATIO OF EXPENSES TO AVERAGE NET ASSETS               2.43% A, D           1.65% D    1.65% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER         2.41% A, G           1.65%      1.65% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    2.83% A              3.72%      3.91% A

PORTFOLIO TURNOVER RATE                               31% A                33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                              SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)        1997       1996       1995         1994         1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 8.520            $ 8.190    $ 8.270    $ 7.370      $ 8.690      $ 8.500
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .199                .402       .405       .408         .455         .487

 NET REALIZED                  (.010)              .331       (.079)     .904         (1.180)      .600
 AND UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         .189                .733       .326       1.312        (.725)       1.087
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET                      (.199)             (.402)     (.405)     (.408)       (.455)       (.487)
 INTEREST INCOME

 IN EXCESS OF NET              -                  (.001) C   (.001) C   -            -            -
 INTEREST INCOME

 FROM NET                      -                  -          -          -            (.010)       (.410)
 REALIZED GAIN

 IN EXCESS OF NET              -                  -          -          (.004)       (.130)       -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.199)             (.403)     (.406)     (.412)       (.595)       (.897)

NET ASSET VALUE,              $ 8.510            $ 8.520    $ 8.190    $ 8.270      $ 7.370      $ 8.690
END OF PERIOD

TOTAL RETURN B                 2.24%               9.20%      4.12%      18.15%       (8.49)%      13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 908,786           $ 934,873  $ 947,824  $ 1,081,915  $ 1,005,309  $ 1,261,650
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .54% A               .55%       .56%       .57%         .53%         .49%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.72% A              4.86%      5.00%      5.14%        5.68%        5.51%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        31% A                33%        35%        72%          95%          74%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                     (UNAUDITED)        1997       1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510            $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .156                .385       .196

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.010)              .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .146                .706       .396

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.156)              (.385)     (.196)

 IN EXCESS OF NET INTEREST INCOME                     -                   (.001) F   -

 TOTAL DISTRIBUTIONS                                  (.156)              (.386)     (.196)

NET ASSET VALUE, END OF PERIOD                       $ 8.500            $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.73%               8.85%      5.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 133              $ 1,209    $ 846

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.17% A, D          .75% D     .75% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.98% A             4.66%      4.88% A

PORTFOLIO TURNOVER RATE                               31% A               33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission , the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $138,125,000 and $169,884,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $65,628,000 and $66,271,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets
 .
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A   .15%

CLASS T   .25%

CLASS B   .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO  RETAINED
          FDC      BY FDC

CLASS A   $ 542    $ 90

CLASS T    1,853    334

CLASS B    4,718    3,583

          $ 7,113  $ 4,007

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A               $ 72

CLASS T                355

CLASS B                259

INSTITUTIONAL CLASS    92

                      $ 778

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, there were no sales charge amounts paid to or retained by FDC.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Initial Class,and Institutional Class shares. UMB has entered into subarrangements with Fidelity Service Company, Inc. (FSC) with respect to the Initial Class and Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to Class A, Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC, affiliates of FMR, receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC and FSC by UMB, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 1,000    .21

CLASS T                 2,000     .24

CLASS B                 1,000     .16

INITIAL CLASS           440,000   .10

INSTITUTIONAL CLASS     1,000     .30

                       $ 445,000

UMB also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               2.15%        $ 6,000

INSTITUTIONAL CLASS   2.00%         5,000

                                   $ 11,000

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses as follows:
                           REIMBURSEMENT

CLASS A                     2,000

CLASS T                     4,000

CLASS B                     2,000

INSTITUTIONAL CLASS         2,000

                           $ 10,000

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,000 under the custodian arrangement. Initial class' expenses were reduced by $3,000 under the transfer agent arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                   SIX MONTHS ENDED  YEAR ENDED
                                   JUNE 30,          DECEMBER 31,

                                   1998              1997 A

CLASS A

FROM NET INTEREST INCOME           $ 13,000          $ 18,000

IN EXCESS OF NET INTEREST INCOME    -                 100

TOTAL                              $ 13,000          $ 18,100

CLASS T

FROM NET INTEREST INCOME           $ 27,000          $ 205,000

IN EXCESS OF NET INTEREST INCOME    -                 800

TOTAL                              $ 27,000          $ 205,800

CLASS B

FROM NET INTEREST INCOME           $ 15,000          $ 44,000

IN EXCESS OF NET INTEREST INCOME    -                 200

TOTAL                              $ 15,000          $ 44,200

INITIAL CLASS

FROM NET INTEREST INCOME           $ 21,574,000      $ 45,146,000

IN EXCESS OF NET INTEREST INCOME    -                 110,000

TOTAL                              $ 21,574,000      $ 45,256,000

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME           $ 9,000           $ 54,000

IN EXCESS OF NET INTEREST INCOME    -                 100

TOTAL                              $ 9,000           $ 54,100

                                   $ 21,638,000      $ 45,578,200

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                JUNE 30,           DECEMBER 31,  JUNE 30,           DECEMBER 31,

AMOUNTS IN THOUSANDS            1998               1997 A        1998               1997 A



CLASS A                          -                  87           $ -                $ 714
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1                  1             8                  7

SHARES REDEEMED                  (50)               -             (423)              -

NET INCREASE (DECREASE)          (49)               88           $ (415)            $ 721

CLASS T                          -                  910          $ -                $ 7,551
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2                  21            19                 178

SHARES REDEEMED                  (677)              (652)         (5,778)            (5,380)

NET INCREASE (DECREASE)          (675)              279          $ (5,759)          $ 2,349

CLASS B                          -                  250          $ 1                $ 2,073
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1                  4             11                 35

SHARES REDEEMED                  (84)               (97)          (719)              (817)

NET INCREASE (DECREASE)          (83)               157          $ (707)            $ 1,291

INITIAL CLASS                    1,681              4,799        $ 14,313           $ 39,612
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,628              3,523         13,842             29,185

SHARES REDEEMED                  (6,236)            (14,243)      (53,065)           (117,485)

NET INCREASE (DECREASE)          (2,927)            (5,921)      $ (24,910)         $ (48,688)

INSTITUTIONAL CLASS              -                  153          $ -                $ 1,262
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    -                  1             2                  7

SHARES REDEEMED                  (126)              (115)         (1,075)            (948)

NET INCREASE (DECREASE)          (126)              39           $ (1,073)          $ 321


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 11,000

CLASS T                8,000

CLASS B                7,000

INITIAL CLASS          18,000

INSTITUTIONAL CLASS    8,000

                      $ 52,000

9. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Spartan Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Spartan Municipal Income Fund in exchange solely for the number of shares of Spartan Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Initial Class, and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Spartan Municipal Income Fund of all of the liabilities of the fund. The Reorganization, which has been approved by the vote of a majority, (as defined by the 1940 Act) of outstanding voting securities of the fund will become effective on or about September 10, 1998.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 3, 1998. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of the fund's net asset value held on the record date for the meeting.
PROPOSAL 1
To approve an Agreement and Plan of Reorganization between Fidelity Advisor Municipal Bond Fund and Fidelity Court Street Trust: Spartan Municipal Income Fund, providing for the transfer of all of the assets of Fidelity Advisor Municipal Bond Fund to Spartan Municipal Income Fund in exchange solely for shares of beneficial interest in Spartan Municipal Income Fund and the assumption by Spartan Municipal Income Fund of Fidelity Advisor Municipal Bond Fund's liabilities, followed by the distribution of Spartan Municipal Income Fund shares to shareholders of each class of Fidelity Advisor Municipal Bond Fund in liquidation of Fidelity Advisor Municipal Bond Fund.
 # OF % OF
 DOLLARS VOTED SHARES VOTED
AFFIRMATIVE    501,589,943.470   91.142

AGAINST        27,279,603.960    4.957

ABSTAIN        21,471,463.950    3.901

TOTAL          550,341,011.380   100.000






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY

MUNICIPAL BOND
FUND
(INITIAL CLASS OF FIDELITY
ADVISOR MUNICIPAL BOND FUND)
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  24  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 33  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  42


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY MUNICIPAL BOND FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998             PAST 6  PAST 1  PAST 5  PAST 10
                                        MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND INITIAL CL  2.24%   8.28%   31.96%  114.78%

LB MUNICIPAL BOND                       2.69%   8.66%   36.74%  121.90%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE    2.26%   8.39%   32.41%  115.27%

CUMULATIVE TOTAL RETURNS show Initial Class performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Fidelity Advisor Municipal Bond Fund
- Initial Class returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Initial Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998             PAST 1  PAST 5  PAST 10
                                        YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND INITIAL CL  8.28%   5.70%   7.94%

LB MUNICIPAL BOND                       8.66%   6.46%   8.30%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE    8.39%   5.77%   7.95%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Municipal Bond-Initial Cl   LB Municipal Bond
             00035                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10072.17                    10065.20
  1988/08/31      10094.37                    10074.06
  1988/09/30      10297.45                    10256.40
  1988/10/31      10528.54                    10436.91
  1988/11/30      10406.76                    10341.31
  1988/12/31      10575.08                    10447.10
  1989/01/31      10729.94                    10663.15
  1989/02/28      10619.00                    10541.48
  1989/03/31      10615.31                    10516.29
  1989/04/30      10921.65                    10765.94
  1989/05/31      11135.05                    10989.55
  1989/06/30      11293.95                    11138.79
  1989/07/31      11399.18                    11290.39
  1989/08/31      11297.50                    11179.85
  1989/09/30      11253.51                    11146.54
  1989/10/31      11386.32                    11282.86
  1989/11/30      11534.60                    11480.31
  1989/12/31      11586.47                    11574.22
  1990/01/31      11520.68                    11519.47
  1990/02/28      11627.32                    11622.00
  1990/03/31      11637.53                    11625.48
  1990/04/30      11484.42                    11541.32
  1990/05/31      11798.27                    11793.26
  1990/06/30      11922.60                    11896.92
  1990/07/31      12106.35                    12071.81
  1990/08/31      11876.72                    11896.53
  1990/09/30      11944.69                    11903.31
  1990/10/31      12087.10                    12119.23
  1990/11/30      12318.29                    12362.95
  1990/12/31      12387.14                    12416.73
  1991/01/31      12531.43                    12583.36
  1991/02/28      12596.82                    12692.84
  1991/03/31      12619.02                    12697.41
  1991/04/30      12795.31                    12866.28
  1991/05/31      12893.72                    12980.66
  1991/06/30      12899.15                    12967.81
  1991/07/31      13078.20                    13125.76
  1991/08/31      13243.24                    13298.63
  1991/09/30      13393.24                    13471.78
  1991/10/31      13527.03                    13593.02
  1991/11/30      13563.76                    13630.95
  1991/12/31      13862.65                    13923.47
  1992/01/31      13868.93                    13955.21
  1992/02/29      13889.54                    13959.68
  1992/03/31      13882.81                    13964.84
  1992/04/30      14021.59                    14089.13
  1992/05/31      14196.05                    14254.96
  1992/06/30      14450.99                    14494.16
  1992/07/31      14894.97                    14928.69
  1992/08/31      14680.38                    14783.14
  1992/09/30      14769.15                    14879.82
  1992/10/31      14467.13                    14733.55
  1992/11/30      14900.69                    14997.43
  1992/12/31      15100.43                    15150.55
  1993/01/31      15300.60                    15326.75
  1993/02/28      15923.52                    15881.12
  1993/03/31      15709.79                    15713.26
  1993/04/30      15890.86                    15871.81
  1993/05/31      15985.09                    15961.00
  1993/06/30      16276.70                    16227.39
  1993/07/31      16242.99                    16248.65
  1993/08/31      16669.79                    16586.95
  1993/09/30      16873.91                    16775.87
  1993/10/31      16875.01                    16808.25
  1993/11/30      16668.44                    16660.17
  1993/12/31      17089.33                    17011.87
  1994/01/31      17303.01                    17206.14
  1994/02/28      16780.23                    16760.50
  1994/03/31      15925.21                    16078.02
  1994/04/30      15999.89                    16214.36
  1994/05/31      16158.14                    16354.94
  1994/06/30      16031.26                    16255.01
  1994/07/31      16371.73                    16552.96
  1994/08/31      16408.72                    16610.23
  1994/09/30      16055.77                    16366.40
  1994/10/31      15643.11                    16075.73
  1994/11/30      15204.03                    15785.08
  1994/12/31      15638.50                    16132.51
  1995/01/31      16162.47                    16593.58
  1995/02/28      16701.13                    17076.12
  1995/03/31      16885.99                    17272.32
  1995/04/30      16874.71                    17292.70
  1995/05/31      17425.55                    17844.51
  1995/06/30      17258.89                    17689.27
  1995/07/31      17399.24                    17856.96
  1995/08/31      17626.82                    18083.39
  1995/09/30      17741.93                    18197.86
  1995/10/31      17991.34                    18462.45
  1995/11/30      18305.87                    18768.74
  1995/12/31      18477.30                    18949.11
  1996/01/31      18619.84                    19092.18
  1996/02/29      18491.02                    18963.31
  1996/03/31      18252.25                    18720.95
  1996/04/30      18170.46                    18667.97
  1996/05/31      18159.37                    18660.51
  1996/06/30      18327.81                    18863.72
  1996/07/31      18495.60                    19035.38
  1996/08/31      18477.94                    19030.81
  1996/09/30      18714.74                    19297.24
  1996/10/31      18958.86                    19515.49
  1996/11/30      19318.49                    19872.63
  1996/12/31      19237.99                    19789.16
  1997/01/31      19294.65                    19826.56
  1997/02/28      19461.19                    20008.57
  1997/03/31      19210.08                    19741.86
  1997/04/30      19337.16                    19907.10
  1997/05/31      19611.08                    20206.50
  1997/06/30      19834.69                    20421.70
  1997/07/31      20422.41                    20987.38
  1997/08/31      20190.60                    20790.73
  1997/09/30      20440.29                    21037.51
  1997/10/31      20572.28                    21172.79
  1997/11/30      20676.42                    21297.28
  1997/12/31      21007.34                    21608.01
  1998/01/31      21214.50                    21831.00
  1998/02/28      21191.28                    21837.55
  1998/03/31      21176.40                    21856.77
  1998/04/30      21059.06                    21758.20
  1998/05/31      21395.01                    22102.63
  1998/06/30      21477.92                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980713 104237 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Initial Class on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $21,478 - a 114.78% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
         SIX MONTHS   YEARS ENDED DECEMBER 31,
         ENDED
         JUNE 30,

         1998         1997                       1996  1995  1994  1993

DIVIDEND RETURN  2.36%   5.16%  5.08%   5.88%   5.01%    5.83%

CAPITAL RETURN   -0.12%  4.04%  -0.96%  12.27%  -13.50%   7.34%

TOTAL RETURN     2.24%   9.20%  4.12%   18.15%  -8.49%   13.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.30(CENTS)  19.88(CENTS)  40.04(CENTS)

ANNUALIZED DIVIDEND RATE                4.71%        4.71%         4.74%

30-DAY ANNUALIZED YIELD                 4.17%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.52%        -             -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.52 over the past one month, $8.51 over the past six months and $8.45 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with
ongoing expectations that the
turmoil in Asia will slow our
economy and keep inflation at
historical lows, played integral roles
in the municipal bond market
during the six months that ended
June 30, 1998. During this period,
the Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 2.69%. In comparison,
the Lehman Brothers Aggregate
Bond Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.93%. Early in the year,
municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply
of municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through March
and April as many issuers rushed to
the market before the largest deal
in municipal history took place in
May - a $3.5 billion issuance by
the Long Island Power Authority.
This heavy supply combined with
lower demand to put downward
pressure on municipal bonds in
April and May. Encouraging
inflation reports and renewed
concerns over Asia attracted
investors to the bond market, but
municipals lagged taxable issues
through the end of the period.
An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six-month period that ended June 30, 1998, the fund's Initial Class shares had a total return of 2.24%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 2.26% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 2.69% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund's Initial Class shares returned 8.28%. That compared to the 8.39% return of the general municipal debt funds average and the 8.66% return of the Lehman Brothers Municipal Bond Index over the same one-year period.
Q. WHICH HOLDINGS CONTRIBUTED TO THE FUND'S PERFORMANCE? WHICH
DETRACTED FROM IT?
A. Largely due to a favorable supply/demand environment, lower-rated, investment-grade securities - such as those rated Baa by Moody's Investors Service - performed well during the period. Demand for them was strong as investors continued to seek out their somewhat higher yields compared to the yields offered by higher-rated A, Aa and Aaa securities. Meanwhile, the supply of them was increasingly limited. Many municipal issues - including New York City and some New York State entities - have been upgraded from their earlier Baa status. Adding to this trend, issuers increasingly have obtained bond insurance for their new and older municipal issues over the past several years and, as a result, fewer bonds are issued with or maintain a Baa rating. As for disappointments, I can't think of any specific bond that detracted from performance. That said, it was somewhat of a disappointment that there weren't more opportunities to buy attractively priced, higher-yielding bonds.
Q. WHY DID THE FUND MAINTAIN A RELATIVELY LARGE CONCENTRATION IN BONDS WITH MATURITIES OF BETWEEN FIVE AND 15 YEARS THROUGHOUT THE PAST SIX MONTHS?
A. I felt this maturity range offered the best risk/reward profile, meaning the best combination of reward - or income - for the risk. For bonds with maturities up to about 15 years, investors were paid an appropriate amount of added income for each additional year of maturity. But for bonds with maturities of 15 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. The longer a bond's maturity, the higher its interest-rate risk - that is, the more its price will fall when interest rates rise and vice versa. Throughout the period, I also kept the fund's duration - which measures its sensitivity to changing interest rates - in line with the municipal bond market as a whole, as represented by the Lehman Brothers Municipal Bond Index.
Q. WERE THERE ANY CHANGES IN THE WAY THE FUND'S INVESTMENTS WERE ALLOCATED AMONG VARIOUS STATES?
A. Yes, with the more noticeable changes being a decline in the fund's investments in California and an increase in New York bonds. After a relatively extended period of strong performance, I sold some bonds issued in California because I wanted to lock in their gains. I found more attractive opportunities in New York, where I added bonds issued by the Long Island Power Authority. These bonds were part of the biggest single municipal deal ever - more than $3.5 billion in bonds were sold. Because there was a strong demand for these bonds - not only when they were issued but in the weeks that followed - they performed well.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipals were attractively priced compared to Treasury bonds mainly because the supply of municipals has been heavy so far in 1998. To take advantage of low interest rates by refinancing their debt and to issue new securities in advance of the record-breaking Long Island Power Authority deal, issuers brought a relatively large supply of municipals to market in the first half of this year. If supply tapers off - which I believe it will in the second half of 1998 - municipals may do relatively well as they play catch up to Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON GENERAL
OBLIGATION BONDS:
"At the end of the period, general
obligation bonds (GOs), were the
fund's largest sector
concentration. A GO is backed by
the full faith and credit - which
includes that taxing power - of a
city, county, state or other issuer. A
GO is repaid with general revenue
such as taxes. General revenues
are sensitive to both the economy
and a municipality's fiscal health,
both of which have been strong
during the period across much of
the United States."
(solid bullet) On August 3, 1998, shareholders of Fidelity Advisor Municipal Bond
Fund approved the merger of the
fund into Spartan Municipal
Income Fund. The merger will
become effective on or around
September 10, 1998.
FUND FACTS
GOAL: seeks a high level of
current income free from
federal income tax and
consistent with preservation of
capital, by investing primarily
in investment-grade municipal
securities under normal
conditions
START DATE: August 19, 1976
SIZE: as of June 30, 1998,
more than $910 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1998
               % OF FUND'S   % OF FUND'S INVESTMENTS
               INVESTMENTS   IN THESE STATES
                             6 MONTHS AGO

NEW YORK       23.1          18.1

TEXAS          8.1           11.2

CALIFORNIA     7.9           8.6

MASSACHUSETTS  6.6           5.7

ILLINOIS       6.4           5.9

TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  34.1          37.7

ELECTRIC REVENUE    15.5          17.0

TRANSPORTATION      9.9           7.0

WATER & SEWER       9.7           7.7

SPECIAL TAX         7.5           7.5

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                6 MONTHS AGO

YEARS  12.8                                     11.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                6 MONTHS AGO

YEARS  6.7                                      6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA 54.5%
AA, A 29.4%
BAA 13.4%
NON-RATED 2.2%
SHORT-TERM
INVESTMENTS 0.5%
AAA 55.0%
AA, A 24.2%
BAA 17.0%
NON-RATED 2.1%
SHORT-TERM
INVESTMENTS 1.7%
ROW: 1, COL: 1, VALUE: 53.0
ROW: 1, COL: 2, VALUE: 29.0
ROW: 1, COL: 3, VALUE: 13.4
ROW: 1, COL: 4, VALUE: 2.6
ROW: 1, COL: 5, VALUE: 1.7
ROW: 1, COL: 1, VALUE: 54.2
ROW: 1, COL: 2, VALUE: 24.2
ROW: 1, COL: 3, VALUE: 17.0
ROW: 1, COL: 4, VALUE: 2.6
ROW: 1, COL: 5, VALUE: 2.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 99.5%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - 1.7%
Arizona Trans. Board Hwy. Rev. Sub-Series A,
6.25% 7/1/04   $ 2,000 $ 2,139
Maricopa County Commty. College Dist. Series B,
5.25% 7/1/10    9,000  9,415
Maricopa County School Dist. #1 Rfdg.
(Cap. Appreciation) (Pheonix Elementary)
Second Series, 0% 7/1/05 (MBIA Insured)    2,660  1,959
Maricopa County Unified School Dist. #69  Rfdg.
(Cap. Appreciation) (Paradise Valley)
Second Series, 0% 7/1/07 (AMBAC Insured)    3,050  2,041
  15,554
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A,
6.15% 7/1/03 (MBIA Insured)    3,245  3,538
CALIFORNIA - 7.9%
California Edl. Facs. Auth. Rev. Rfdg. (Stanford
Univ. Proj.) Series O, 5.125% 1/1/31 (g)    5,000  4,889
California Gen. Oblig. 6%, 10/1/09    5,250  5,932
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Rfdg. Series A,
 5.70% 8/1/16 (MBIA Insured)    2,560  2,623
 Series B,
 5.20% 8/1/26 (MBIA Insured) (d)    1,965  2,007
California Pub. Wks. Board Lease Rev.:
 (Dept. of Corrections Medera State Prison)
 Series E, 5.50% 6/1/15    2,500  2,638
 (Franchise Tax Board-PH II) Series A, 6.25%
 9/1/11 (Pre-Refunded to 9/1/01 @ 102) (e)    1,150  1,246
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purp.) Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,940
California Statewide Commtys. Dev. Auth.
Rev. Ctfs. of Prtn. (Sisters of Charity
Leavenworth) 5% 12/1/14    2,750  2,716
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A,
7% 8/1/11 (MBIA Insured)    1,475  1,806
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg.
(Muni. Wtr. Dist. Swr. Sys. Proj.)
7% 8/1/09 (AMBAC Insured)    2,245  2,727
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev. (Cap. Appreciation) (Sr. Lien) Series A,
0% 1/1/08 (c)    4,000  3,009
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Modesto Irrigation Dist. Elec. Rev. Series A,
9.625% 1/1/11 (Escrowed to Maturity) (e)   $ 4,390 $ 5,919
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.)
Series A:
  3.75% 7/1/12    7,820  7,046
  3.75% 1/1/13    1,500  1,302
San Jaoquin Hills Trans. Corridor Agcy. Toll Road
Rev. Rfdg. (Cap. Appreciation) Series A,
0% 1/15/02 (MBIA Insured)    4,200  3,603
Santa Clara Redev. Agcy. Tax Allocation Rfdg.
(Bayshore North Proj.) 7% 7/1/10
(AMBAC Insured)    4,000  4,860
South Orange County Pub. Fing. Auth. Spl. Tax Rev.
(Foothill Area) Series C, 7.50% 8/15/06
(FGIC Insured)    8,140  9,835
Univ. of California Rev. (Multiple Purp. Proj.)
Series D, 6.375% 9/1/24 (MBIA Insured)
(Pre-Refunded to 9/1/02 @ 102) (e)    4,000  4,425
  71,523
COLORADO - 3.7%
Arapaho County Cap. Impt. Trust Federal Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.8626) (e)    16,700  2,534
Colorado Health Facs. Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.625% 2/1/13    10,000  10,718
Denver City & County Arpt. Rev.:
 Rfdg.:
  Series D, 5% 11/15/98 (d)    2,600  2,610
  Series E, 5.50% 11/15/25 (MBIA Insured)    3,000  3,088
 Series A, 8.50% 11/15/23 (d)    12,080  13,335
El Paso County School Dist. #20 Rfdg.
(Cap. Appreciation) Series A, 0% 6/15/08
(AMBAC Insured)    2,600  1,662
  33,947
DISTRICT OF COLUMBIA - 2.6%
District of Columbia Gen. Oblig.:
 Rfdg.:
  Series A:
   5.625% 6/1/02 (MBIA Insured) (d)    1,500  1,571
   5.875% 6/1/05 (MBIA Insured) (d)    3,000  3,227
  Series A-1:
   6% 6/1/11 (MBIA Insured)    950  1,053
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Gen. Oblig.: - continued
 Rfdg.:
  Series A-1:
  6% 6/1/11 (MBIA Insured)
   (Escrowed to Maturity) (e)   $ 50 $ 56
  Series B, 5.25% 6/1/07 (MBIA Insured)    7,500  7,810
 Series E:
  5% 6/1/04 (FGIC Insured)
  (Pre-Refunded to 6/1/03 @ 102) (e)    35  37
  5% 6/1/04 (FGIC Insured)    965  992
District of Columbia Redev. Land Agcy.
 Spl. Tax Rev. (Washington D.C. Sports Arena)
5.625% 11/1/10    5,075  5,184
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured)    3,300  3,571
  23,501
FLORIDA - 1.0%
Jacksonville Elec. Auth. Rev. Rfdg. (St. John's
River Pwr. Park Sys.) Issue 2-13,
5.375% 10/1/16    4,535  4,677
Pinellas County Resource Recovery Rev.
5.25% 10/1/05 (MBIA Insured) (d)    4,010  4,201
  8,878
GEORGIA - 4.0%
Atlanta Arpt. Facs. Rev. Rfdg.
6.25% 1/1/05 (AMBAC Insured)    16,820  18,578
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,920
Fulton County Wtr. & Swr. Rev. Rfdg.:
 6.125%1/1/05 (FGIC Insured)    3,750  4,116
 6.375% 1/1/14 (FGIC Insured)    4,500  5,241
Georgia Muni. Elec. Auth. Pwr. Rev. Series B,
6.20% 1/1/10 (AMBAC Insured)    5,000  5,677
  36,532
HAWAII - 0.1%
Hawaii Arpt. Sys. Rev. Second Series,
7.50% 7/1/05 (FGIC Insured) (d)    1,000  1,081
ILLINOIS - 6.4%
Chicago Board of Ed. (Chicago School Reform)
5.75% 12/1/27 (AMBAC Insured)    5,000  5,325
Chicago Gen. Oblig. Rfdg. Series A-2,
6.125% 1/1/12 (AMBAC Insured)    10,000  11,260
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Chicago Midway Arpt. Rev. Series A,
5.50% 1/1/29 (MBIA Insured)   $ 3,775 $ 3,885
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.
(Gen. Arpt. Proj.) (2nd Lien) Series A:
  6.375% 1/1/12 (MBIA Insured)    3,000  3,329
  6.375% 1/1/15 (MBIA Insured)    3,200  3,532
Chicago Park Dist. Rfdg. 6.25% 1/1/09
(FGIC Insured)    1,380  1,567
Chicago Wastewtr. Transmission Rev. Rfdg.
5.375% 1/1/13 (FGIC Insured)    4,500  4,757
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A,
7% 12/15/13 (AMBAC Insured) (d)    2,500  2,710
Illinois Reg. Trans. Auth.:
 Series A, 8% 6/1/17 (AMBAC Insured)    3,000  4,079
 Series D:
  7.75% 6/1/04 (FGIC Insured)    1,115  1,307
  7.75% 6/1/05 (FGIC Insured)    2,405  2,871
Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (McCormick Place Expansion Proj.):
   (Cap. Appreciation) Series A:
   0% 6/15/10 (FGIC Insured)    8,100  4,576
   0% 6/15/15 (FGIC Insured)    3,100  1,300
  Rfdg. Series A, 5.25% 12/15/10    7,000  7,294
  57,792
INDIANA - 0.2%
Indiana Bond Bank Rev. (State Revolving
Fund Prog.) Series A, 7% 2/1/05    1,500  1,725
KANSAS - 0.3%
Kansas City Util. Sys. Rev. (Cap. Appreciation)
0% 3/1/09 (AMBAC Insured)
(Escrowed to Maturity) (e)    3,975  2,426
LOUISIANA - 0.2%
New Orleans Gen. Oblig. Rfdg.
6.50% 10/1/03 (AMBAC Insured)    1,500  1,655
MARYLAND - 1.5%
Baltimore Consolidated Pub. Impt. Unltd. Tax Rfdg.
Series A, 7.25% 10/15/05 (FGIC Insured)    2,000  2,364
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - CONTINUED
Maryland Health & Higher Edl. Facs. Auth. Rev.:
 Rfdg. (Johns Hopkins Univ.) 5.125% 7/1/20   $ 2,500 $ 2,502
 (Good Samaritian Hosp.):
  5.75% 7/1/13 (AMBAC Insured)
  (Ecsrowed to Maturity) (e)    1,605  1,733
  5.75% 7/1/13 (AMBAC Insured)    995  1,104
Washington D.C. Metropolitan Area Trans. Auth.
Gross Rev. Rfdg. 6% 7/1/09 (FGIC Insured)    5,500  6,187
  13,890
MASSACHUSETTS - 6.6%
Massachusetts Bay Trans. Auth. Rfdg.
(Gen. Trans. Sys.) Series A, 6.25% 3/1/12    2,000  2,288
Massachusetts Consolidated Loan:
 Series A, 7.50% 6/1/04    3,270  3,773
 Series B, 4.875% 10/1/13    2,500  2,477
Massachusetts Gen. Oblig. Rfdg. Series A,
6% 7/1/05 (AMBAC Insured)    2,750  3,021
Massachusetts Health & Edl. Facs. Auth. Rev.:
 (Blood Research Institute) Series A, 6.50% 2/1/22   4,720  5,116
 (Massachusetts Institute of Technology)
 Series I-2, 4.75% 1/1/28    6,000  5,630
 (New England Med. Ctr. Hosp.) Series G,
 5.375% 7/1/24 (MBIA Insured)    800  806
 (Univ. Hosp.) Series C, 7.25% 7/1/19
 (MBIA Insured)    3,500  3,769
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg. (Harvard Commty. Health Plan)
 Series B, 8.125% 10/1/17    2,000  2,059
 (Cap. Appreciation)
 (Massachusetts Biomedical Research)
  Series A-2, 0% 8/1/08    5,000  3,101
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev.:
  Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,720
  Series A, 6.75% 7/1/08 (MBIA Insured)    2,500  2,745
  Series B, 6.75% 7/1/08 (MBIA Insured)    5,995  6,583
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.
Series A:
  5.125% 1/1/23 (MBIA Insured)    4,500  4,473
  5% 1/1/27 (MBIA Insured)    2,000  1,938
Massachusetts Tpk. Auth. Western Tpk. Series A,
5.55% 1/1/17 (MBIA Insured)    8,700  8,782
  59,281
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - 4.0%
Lowell Area Schools (Cap. Appreciation)
0% 5/1/20 (FGIC Insured)
(Pre-Refunded to 5/1/05 @ 33.646) (e)   $ 21,685 $ 5,422
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
 (Detroit Med. Ctr. Oblig. Group)
 Series A, 6.50% 8/15/18    5,000  5,417
 (Sisters of Mercy Health Corp.) Series P,
 5.375% 8/15/14 (MBIA Insured)    3,000  3,147
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
 Rfdg. Series B, 5.70% 4/1/12    3,750  3,909
 Series B, 7.50% 4/1/10    6,000  6,416
Michigan Muni. Auth. Rev. Rfdg.
(Local Gov't. Loan Prog.) Series G:
  7% 5/1/02 (AMBAC Insured)    2,425  2,660
  7% 11/1/02 (AMBAC Insured)    1,465  1,625
  7% 5/1/03 (AMBAC Insured)    2,700  3,021
Michigan Trunk Line (Cap. Appreciation)
Series A, 0% 10/1/09 (AMBAC Insured)    8,010  4,764
  36,381
MINNESOTA - 0.6%
Minnesota Hsg. Fin. Agcy. Single Family Mtg.:
 Series I, 6.25% 1/1/15    1,890  1,993
 Series K, 6.40% 1/1/15    3,255  3,480
  5,473
MISSISSIPPI - 0.0%
Mississippi Home Corp. Single Family Rev. Rfdg.
Series A, 9.25% 3/1/12 (FGIC Insured) (d)    390  417
MISSOURI - 0.9%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22
(Pre-Refunded to 7/1/02 @ 102) (e)    2,000  2,248
Missouri Higher Ed. Loan Auth. Student Loan
Rev. (Sr. Lien) Series A, 5.625% 2/15/01    4,000  4,122
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,120  2,173
  8,543
NEVADA - 0.9%
Clark County Ind. Dev. Rev. Rfdg. (Nevada
Pwr. Co. Proj.) Series C, 7.20% 10/1/22
(AMBAC Insured)    7,000  7,866
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - 2.2%
Middlesex County Poll. Cont. Auth. Rev. Rfdg.
(Fing. Poll.) (Amerada Hess Corp.)
7.875% 6/1/22   $ 7,750 $ 9,051
New Jersey Trans. Trust Fund Auth. Rfdg.
(Trans. Sys.):
  Series A, 6.50% 6/15/05 (AMBAC Insured)    6,500  7,296
  Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,346
New Jersey Tpk. Auth. Tpk. Rev. Rfdg.
10.375% 1/1/03 (Escrowed to Maturity) (e)    1,045  1,208
  19,901
NEW YORK - 23.1%
Long Island Power Auth. Rev.
(New York Elec. & Gas Sys.) Series A:
  5.25% 12/1/26    1,455  1,434
  5.50% 12/1/29    5,000  5,064
Metropolitan Trans. Auth. Dedicated Tax Series A,
5.25% 4/1/26 (MBIA Insured)    12,500  12,575
Metropolitan Trans. Auth. Trans. Facs. Rev. Rfdg.
(Svc. Contract) Series R:
  5% 7/1/02    4,255  4,361
  5% 7/1/03    3,450  3,544
  5.50% 7/1/07    4,920  5,252
Nassau County Gen. Impt. Rfdg. Series A:
 6.50% 5/1/04 (FGIC Insured)    7,425  8,228
 6.50% 5/1/05 (FGIC Insured)    4,490  5,034
 6.50% 5/1/06 (FGIC Insured)    4,000  4,531
New York City Gen. Oblig.:
 Rfdg.:
  Series A, 7% 8/1/04    4,375  4,940
  Series D:
   6.30% 8/15/01    7,450  7,901
   8% 2/1/05    2,550  3,030
 Series B, 7.50% 2/1/03 (f)    10,000  11,142
 Series G:
  5.40% 2/1/01    6,000  6,173
  5.60% 2/1/02    14,120  14,721
New York City Muni. Wtr. Fin. Auth. Rev. Wtr. & Swr. Sys.:
 Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,693
 Series B:
  5.75% 6/15/26    10,000  10,561
  5.75% 6/15/26 (AMBAC Insured)    3,000  3,176
  5.50% 6/15/27 (MBIA Insured)    5,785  5,988
  5.75% 6/15/29    13,500  14,257
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.:
 Rfdg. (Mental Health Svcs. Facs.)
 Series B, 6% 2/15/03   $ 8,035 $ 8,549
  (City Univ. Sys. Consolidated):
  2nd Gen. Series A, 5.75% 7/1/09    4,370  4,770
  Series C, 7.50% 7/1/10    3,000  3,609
  Series D:
   7% 7/1/09    2,000  2,303
   7% 7/1/09 (FGIC Insured)    3,780  4,472
New York State Envir. Facs. Corp. Poll. Cont. Rev.
Rfdg. (State Wtr. Revolving Fund - New York City
Muni. Wtr.) Series A, 5.75% 6/15/11    2,500  2,744
New York State Local Gov't. Assistance Corp. Rfdg.
Series E:
  6% 4/1/14    7,750  8,704
  5.25% 4/1/16    8,425  8,670
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,163
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
  Series A, 6% 1/1/05 (MBIA Insured)    2,500  2,740
  6% 4/1/03    2,500  2,675
  7.25% 1/1/10
  (Pre-Refunded to 1/1/01 @ 102) (e)    5,000  5,472
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A, 6.30% 1/1/03   6,000  6,477
Triborough Bridge & Tunnel Auth. Rev.:
 Rfdg. Series A, 5.25% 1/1/28    2,500  2,497
 (Convention Ctr. Proj.) Series E, 7.25% 1/1/10    7,325  8,609
  209,059
NORTH CAROLINA - 3.3%
Harnett County Ctfs. of Prtn.:
 7.50% 12/1/03 (AMBAC Insured)    2,640  3,054
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,377
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys.
Rev. Rfdg.:
  Series A, 5.20% 1/1/01    10,000  10,165
  Series B, 7.25% 1/1/07    2,375  2,766
North Carolina State Hwy. Series A, 4.50% 5/1/05   10,000  10,134
  29,496
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - 3.0%
Cleveland Wtrwks. Rev. Rfdg. (1st. Mtg.) Series G,
5.50% 1/1/13 (MBIA Insured)   $ 6,665 $ 7,234
Ohio Bldg. Auth. Workers Compensation
(W. Green Bldg.) Series A, 4.75% 4/1/14    6,500  6,316
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential - B-3)
4.95% 9/1/20 (d)    3,250  3,306
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
 Rfdg. (Buckeye Pwr., Inc. Proj.)
 7.80% 11/1/14 (AMBAC Insured)    2,790  3,325
 (Wtr. Cont. Loan Fund) State Match Series,
 6.50% 6/1/03 (MBIA Insured)    2,940  3,234
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
 6.25% 6/1/02 (AMBAC Insured)    1,860  1,997
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,151
  27,563
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
 7% 12/1/03 (FGIC Insured)    2,325  2,647
 7% 12/1/04 (FGIC Insured)    2,540  2,937
  5,584
PENNSYLVANIA - 2.7%
Chester County Health & Ed. Facs. Auth. Health Sys.
Rev. (Jefferson Health Sys.) Series B,
5.25% 5/15/22 (AMBAC Insured)    5,000  5,011
Delaware County Auth. Hosp. Rev.
(Crozer-Chester Med. Ctr.) 6% 12/15/20    3,500  3,640
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A,
6.10% 7/1/13    3,800  4,109
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Single
Family Mtg.) Series 54A, 5.375% 10/1/28 (d)    920  946
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp.
Rev. Rfdg. (Pennsylvania Hosp.):
  5.05% 7/1/98    1,200  1,200
  5.35% 7/1/99    1,335  1,356
Philadelphia Wtr. & Wastewtr. Rev.:
 6.25% 8/1/09 (MBIA Insured)    2,000  2,292
 6.25% 8/1/10 (MBIA Insured)    2,000  2,296
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,213
  24,063
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PUERTO RICO - 0.3%
Puerto Rico Commonwealth Urban Renewal & Hsg.
Corp. Commonwealth Appropriation Rfdg.
(Cap. Appreciation) 0% 10/1/98.   $ 3,125 $ 3,099
SOUTH CAROLINA - 1.1%
Charlston County Gen. Oblig.
Unltd. Tax 6% 6/1/13    2,500  2,729
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
 6.25% 2/1/06 (MBIA Insured)    2,000  2,230
 5.75% 1/1/10 (MBIA Insured)    4,705  5,105
  10,064
TENNESSEE - 0.8%
Knox County Health Edl. & Hsg. Facs. Auth.
Board Hosp. Facs. Rev. Rfdg. (Sanders Alliance Hosp.)
7.25% 1/1/10 (MBIA Insured)    2,660  3,256
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A:
  6% 2/15/05 (MBIA Insured) (d)    1,000  1,083
  6.25% 2/15/09 (MBIA Insured) (d)    1,500  1,696
  6.25% 2/15/10 (MBIA Insured) (d)    1,000  1,132
  7,167
TEXAS - 8.1%
Austin Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,278
Birdville Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 2/15/11
(PSF Guaranteed)    8,665  4,667
Dallas Fort Worth Reg. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)    1,000  1,165
Dallas Gen. Oblig. 4.50% 2/15/14    2,500  2,394
Harris County Hosp. Dist. Mtg. Rev. Rfdg.
7.40% 2/15/10 (AMBAC Insured)    3,000  3,663
Harris County Toll Road Sub-Lien Rev.:
 Rfdg. (Cap. Appreciation):
  0% 8/1/06    4,245  2,980
  0% 8/1/08    8,005  5,099
 Series A, 7% 8/15/09    2,000  2,444
Hurst Euless Bedford Independent School Dist.
Rfdg. (Cap. Appreciation):
  0% 8/15/11 (PSF Guaranteed)    3,620  1,902
  0% 8/15/12 (PSF Guaranteed)    5,105  2,519
  0% 8/15/13 (PSF Guaranteed)    3,610  1,682
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/09
(PSF Guaranteed)   $ 1,970 $ 1,195
Round Rock Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/08
(PSF Guaranteed)    9,800  6,295
San Antonio Elec. & Gas Rev. Rfdg.
(Cap. Appreciation) Series B:
  0% 2/1/05 (FGIC Insured)    12,285  9,149
  0% 2/1/07 (FGIC Insured)    10,000  6,726
San Antonio Wtr. Rev.:
 6.50% 5/15/10 (MBIA Insured)    1,690  1,844
 6.50% 5/15/10 (MBIA Insured)
 (Escrowed to Maturity) (e)    440  492
 6.50% 5/15/10 (MBIA Insured)
 (Pre-Refunded to 5/15/02 @ 102) (e)    870  958
Texas A & M Univ. Rfdg. (Permanent Univ. Fund)
5.60% 7/1/05    3,000  3,243
Texas College Student Loan Gen. Oblig.
5.80% 8/1/05 (d)    3,000  3,140
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,740
Texas Pub. Fin. Auth. Series A, 5% 10/1/14    5,000  4,982
  73,557
UTAH - 4.4%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
 Rfdg.:
  Series A:
   6.50% 7/1/10 (AMBAC Insured)    1,635  1,910
   6% 7/1/16 (AMBAC Insured)    10,345  11,349
  Series D, 5% 7/1/21 (MBIA Insured)    2,500  2,460
 Spl. Oblig. Sixth Series B:
  6.50% 7/1/04 (MBIA Insured)    3,000  3,340
  6.50% 7/1/10 (MBIA Insured)    2,800  3,271
  6% 7/1/16 (MBIA Insured)    10,000  10,899
Jordan County School Dist. 7.625% 6/15/05    2,000  2,392
Salt Lake City Hosp. Rev. Rfdg.
(Intermountain Health Care Hosp., Inc.) Series A,
8.125% 5/15/15 (Escrowed to Maturity) (e)    2,975  3,807
  39,428
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - 1.9%
Hampton Museum Rev. Rfdg.:
 5.25% 1/1/09   $ 3,825 $ 3,903
 5.25% 1/1/14    4,500  4,530
Henrico County Ind. Dev. Auth. Pub. Facs.
Lease Rev. (Henrico County Reg'l. Jail Proj.):
  7.50% 8/1/04    2,455  2,886
  7.50% 8/1/05    2,590  3,093
Pocahontas Parkway Assoc. Rev.
(Toll Roads Bridges & Mass Transit Proj.)
Sr. Series A, 5.50% 8/15/28    3,000  2,970
  17,382
WASHINGTON - 2.6%
Washington Pub. Pwr. Supply Sys. Rev.:
 (Nuclear Proj. #2):
  Rfdg. Series A, 5.50% 7/1/02    9,050  9,441
  5.40% 7/1/12    10,000  10,436
 (Nuclear Proj. #3) Compound Interest Rfdg. Series B,
 0% 7/1/06 (MBIA Insured)    5,000  3,471
  23,348
WISCONSIN - 2.4%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,804
Wisconsin Health & Edl. Facs. Auth. Rev. (St. Luke's
Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)
(Pre-Refunded to 8/15/01 @ 102) (e)    4,000  4,424
Wisconsin Hsg. & Econ. Dev. Auth.
Home Ownership Rev. Rfdg.
Series F, 5.20% 9/1/26 (FHA Insured) (d)    2,415  2,464
  21,692
TOTAL MUNICIPAL BONDS
(Cost $844,539)   901,406
CASH EQUIVALENTS  - 0.5%
    SHARES
Municipal Central Cash Fund (a) (b)
(Cost $4,653)    4,653  4,653
TOTAL INVESTMENTS - 100%
(Cost $849,192)  $ 906,059
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
20 Municipal Bond Contracts   Sept. 1998 $ 2,489 $ (3)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.3%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(l) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(m) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(n) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(p) Security collateralized by an amount sufficient to pay interest and principal.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $456,807.
(r) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 79.3% AAA, AA, A 77.9%
Baa 13.4% BBB  16.3%
Ba 0.0% BB  0.6%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 2.2%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   34.1%
Electric Revenue   15.5
Transportation   9.9
Water & Sewer   9.7
Special Tax   7.5
Health Care   5.7
Others (individually less than 5%)   17.6
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $849,351,000. Net unrealized appreciation aggregated $56,708,000, of which $56,953,000 related to appreciated investment securities and $245,000 related to depreciated investment securities.
At December 31, 1997, the fund had a capital loss carryforward of approximately $8,535,000 all of which will expire on December 31, 2003.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 (EXCEPT PER-SHARE AMOUNTS)                           JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $849,192) -                 $ 906,059
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                       97

INTEREST RECEIVABLE                                                   14,688

OTHER RECEIVABLES                                                     22

 TOTAL ASSETS                                                         920,866

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED

 DELAYED DELIVERY                                           $ 4,813

 REGULAR DELIVERY                                            2,981

PAYABLE FOR FUND SHARES REDEEMED                             502

DISTRIBUTIONS PAYABLE                                        1,304

ACCRUED MANAGEMENT FEE                                       294

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             6

OTHER PAYABLES AND ACCRUED EXPENSES                          157

 TOTAL LIABILITIES                                                    10,057

NET ASSETS                                                           $ 910,809

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 856,118

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                 (2,173)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             56,864

NET ASSETS                                                           $ 910,809


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 (EXCEPT PER SHARE AMOUNTS)               JUNE 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                         $8.50
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($333.4 (DIVIDED BY) 39.21 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $8.50)         $8.92

CLASS T:                                                      $8.51
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($656 (DIVIDED BY) 77.08 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $8.51)         $8.82

CLASS B:                                                      $8.50
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($901.3 (DIVIDED BY) 106.07 SHARES) A

INITIAL CLASS:                                                $8.51
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($908,786 (DIVIDED BY) 106,837 SHARES)

INSTITUTIONAL CLASS:                                          $8.50
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($133 (DIVIDED BY) 15.65 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 24,123

EXPENSES

MANAGEMENT FEE                                            $ 1,781

TRANSFER AGENT FEES                                        445

DISTRIBUTION FEES                                          7

ACCOUNTING FEES AND EXPENSES                               153

NON-INTERESTED TRUSTEES' COMPENSATION                      2

CUSTODIAN FEES AND EXPENSES                                24

REGISTRATION FEES                                          52

AUDIT                                                      28

LEGAL                                                      24

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,516

 EXPENSE REDUCTIONS                                        (31)      2,485

NET INTEREST INCOME                                                  21,638

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     8,195

 FUTURES CONTRACTS                                         (133)     8,062

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (9,213)

 FUTURES CONTRACTS                                         (21)      (9,234)

NET GAIN (LOSS)                                                      (1,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 20,466
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 21,638           $ 45,467
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                8,062              11,842

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (9,234)            24,313

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         20,466             81,622
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (21,638)           (45,467)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                        -                  (111)

 TOTAL DISTRIBUTIONS                                     (21,638)           (45,578)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             (32,864)           (44,006)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (34,036)           (7,962)

NET ASSETS

 BEGINNING OF PERIOD                                     944,845            952,807

 END OF PERIOD                                          $ 910,809          $ 944,845

FINANCIAL HIGHLIGHTS - CLASS A
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                     JUNE 30, 1998      DECEMBER 31,

                                                     (UNAUDITED)        1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.520            $ 8.200

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .150                .309

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.020)              .321

 TOTAL FROM INVESTMENT OPERATIONS                     .130                .630

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.150)             (.309)

 IN EXCESS OF NET INTEREST INCOME                     -                  (.001) F

 TOTAL DISTRIBUTIONS                                  (.150)             (.310)

NET ASSET VALUE, END OF PERIOD                       $ 8.500            $ 8.520

TOTAL RETURN B, C                                     1.54%               7.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 333              $ 749

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.65% A, D          .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.58% A             4.43% A

PORTFOLIO TURNOVER RATE                               31% A               33%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1997.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                     (UNAUDITED)        1997       1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510            $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .156                .365       .185

 NET REALIZED AND UNREALIZED GAIN (LOSS)              -                   .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .156                .686       .385

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.156)              (.365)     (.185)

 IN EXCESS OF NET INTEREST INCOME                     -                   (.001) G   -

 TOTAL DISTRIBUTIONS                                  (.156)              (.366)     (.185)

NET ASSET VALUE, END OF PERIOD                       $ 8.510            $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.85%               8.59%      4.86%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 656              $ 6,404    $ 3,878

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.50% A, D          1.00% D    1.00% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER         1.47% A             .96% E     1.00% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.70% A             4.43%      4.40% A

PORTFOLIO TURNOVER RATE                               31% A               33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1996.
G THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                     (UNAUDITED)        1997       1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510            $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .119                .312       .160

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.010)              .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .109                .633       .360

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.119)              (.312)     (.160)

 IN EXCESS OF NET INTEREST INCOME                     -                   (.001) F   -

 TOTAL DISTRIBUTIONS                                  (.119)              (.313)     (.160)

NET ASSET VALUE, END OF PERIOD                       $ 8.500              $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.29%                 7.91%      4.54%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 901                $ 1,610    $ 259

RATIO OF EXPENSES TO AVERAGE NET ASSETS               2.43% A, D            1.65% D    1.65% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER         2.41% A, G            1.65%      1.65% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    2.83% A               3.72%      3.91% A

PORTFOLIO TURNOVER RATE                               31% A                 33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                              SIX MONTHS ENDED                  YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                             (UNAUDITED)        1997       1996       1995         1994         1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 8.520           $ 8.190    $ 8.270    $ 7.370      $ 8.690      $ 8.500
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .199               .402       .405       .408         .455         .487

 NET REALIZED                  (.010)             .331       (.079)     .904         (1.180)      .600
 AND UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         .189               .733       .326       1.312        (.725)       1.087
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET                      (.199)             (.402)     (.405)     (.408)       (.455)       (.487)
 INTEREST INCOME

 IN EXCESS OF NET              -                  (.001) C   (.001) C   -            -            -
 INTEREST INCOME

 FROM NET                      -                  -          -          -            (.010)       (.410)
 REALIZED GAIN

 IN EXCESS OF NET              -                  -          -          (.004)       (.130)       -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.199)             (.403)     (.406)     (.412)       (.595)       (.897)

NET ASSET VALUE,              $ 8.510           $ 8.520    $ 8.190    $ 8.270      $ 7.370      $ 8.690
END OF PERIOD

TOTAL RETURN B                 2.24%              9.20%      4.12%      18.15%       (8.49)%      13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 908,786         $ 934,873  $ 947,824  $ 1,081,915  $ 1,005,309  $ 1,261,650
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .54% A             .55%       .56%       .57%         .53%         .49%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.72% A            4.86%      5.00%      5.14%        5.68%        5.51%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        31% A              33%        35%        72%          95%          74%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                     (UNAUDITED)        1997       1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510            $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .156                .385       .196

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.010)              .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .146                .706       .396

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.156)              (.385)     (.196)

 IN EXCESS OF NET INTEREST INCOME                     -                   (.001) F   -

 TOTAL DISTRIBUTIONS                                  (.156)              (.386)     (.196)

NET ASSET VALUE, END OF PERIOD                       $ 8.500            $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.73%               8.85%      5.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 133              $ 1,209    $ 846

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.17% A, D          .75% D     .75% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.98% A             4.66%      4.88% A

PORTFOLIO TURNOVER RATE                               31% A               33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission , the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $138,125,000 and $169,884,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $65,628,000 and $66,271,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets
 .
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A   .15%

CLASS T   .25%

CLASS B   .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO  RETAINED
          FDC      BY FDC

CLASS A   $ 542    $ 90

CLASS T    1,853    334

CLASS B    4,718    3,583

          $ 7,113  $ 4,007

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A               $ 72

CLASS T                355

CLASS B                259

INSTITUTIONAL CLASS    92

                      $ 778

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, there were no sales charge amounts paid to or retained by FDC.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Initial Class,and Institutional Class shares. UMB has entered into subarrangements with Fidelity Service Company, Inc. (FSC) with respect to the Initial Class and Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to Class A, Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC, affiliates of FMR, receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC and FSC by UMB, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 1,000    .21

CLASS T                 2,000     .24

CLASS B                 1,000     .16

INITIAL CLASS           440,000   .10

INSTITUTIONAL CLASS     1,000     .30

                       $ 445,000

UMB also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               2.15%        $ 6,000

INSTITUTIONAL CLASS   2.00%         5,000

                                   $ 11,000

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses as follows:
                           REIMBURSEMENT

CLASS A                     2,000

CLASS T                     4,000

CLASS B                     2,000

INSTITUTIONAL CLASS         2,000

                           $ 10,000

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,000 under the custodian arrangement. Initial class' expenses were reduced by $3,000 under the transfer agent arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                   SIX MONTHS ENDED  YEAR ENDED
                                   JUNE 30,          DECEMBER 31,

                                   1998              1997 A

CLASS A

FROM NET INTEREST INCOME           $ 13,000          $ 18,000

IN EXCESS OF NET INTEREST INCOME    -                 100

TOTAL                              $ 13,000          $ 18,100

CLASS T

FROM NET INTEREST INCOME           $ 27,000          $ 205,000

IN EXCESS OF NET INTEREST INCOME    -                 800

TOTAL                              $ 27,000          $ 205,800

CLASS B

FROM NET INTEREST INCOME           $ 15,000          $ 44,000

IN EXCESS OF NET INTEREST INCOME    -                 200

TOTAL                              $ 15,000          $ 44,200

INITIAL CLASS

FROM NET INTEREST INCOME           $ 21,574,000      $ 45,146,000

IN EXCESS OF NET INTEREST INCOME    -                 110,000

TOTAL                              $ 21,574,000      $ 45,256,000

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME           $ 9,000           $ 54,000

IN EXCESS OF NET INTEREST INCOME    -                 100

TOTAL                              $ 9,000           $ 54,100

                                   $ 21,638,000      $ 45,578,200

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                JUNE 30,           DECEMBER 31,  JUNE 30,           DECEMBER 31,

AMOUNTS IN THOUSANDS            1998               1997 A        1998               1997 A



CLASS A                          -                  87           $ -                $ 714
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1                  1             8                  7

SHARES REDEEMED                  (50)               -             (423)              -

NET INCREASE (DECREASE)          (49)               88           $ (415)            $ 721

CLASS T                          -                  910          $ -                $ 7,551
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2                  21            19                 178

SHARES REDEEMED                  (677)              (652)         (5,778)            (5,380)

NET INCREASE (DECREASE)          (675)              279          $ (5,759)          $ 2,349

CLASS B                          -                  250          $ 1                $ 2,073
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1                  4             11                 35

SHARES REDEEMED                  (84)               (97)          (719)              (817)

NET INCREASE (DECREASE)          (83)               157          $ (707)            $ 1,291

INITIAL CLASS                    1,681              4,799        $ 14,313           $ 39,612
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,628              3,523         13,842             29,185

SHARES REDEEMED                  (6,236)            (14,243)      (53,065)           (117,485)

NET INCREASE (DECREASE)          (2,927)            (5,921)      $ (24,910)         $ (48,688)

INSTITUTIONAL CLASS              -                  153          $ -                $ 1,262
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    -                  1             2                  7

SHARES REDEEMED                  (126)              (115)         (1,075)            (948)

NET INCREASE (DECREASE)          (126)              39           $ (1,073)          $ 321


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 11,000

CLASS T                8,000

CLASS B                7,000

INITIAL CLASS          18,000

INSTITUTIONAL CLASS    8,000

                      $ 52,000

9. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Spartan Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Spartan Municipal Income Fund in exchange solely for the number of shares of Spartan Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Initial Class, and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Spartan Municipal Income Fund of all of the liabilities of the fund. The Reorganization, which has been approved by the vote of a majority, (as defined by the 1940 Act) of outstanding voting securities of the fund will become effective on or about September 10, 1998.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 3, 1998. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of the fund's net asset value held on the record date for the meeting.
PROPOSAL 1
To approve an Agreement and Plan of Reorganization between Fidelity Advisor Municipal Bond Fund and Fidelity Court Street Trust: Spartan Municipal Income Fund, providing for the transfer of all of the assets of Fidelity Advisor Municipal Bond Fund to Spartan Municipal Income Fund in exchange solely for shares of beneficial interest in Spartan Municipal Income Fund and the assumption by Spartan Municipal Income Fund of Fidelity Advisor Municipal Bond Fund's liabilities, followed by the distribution of Spartan Municipal Income Fund shares to shareholders of each class of Fidelity Advisor Municipal Bond Fund in liquidation of Fidelity Advisor Municipal Bond Fund.
 # OF % OF
 DOLLARS VOTED SHARES VOTED
AFFIRMATIVE    501,589,943.470   91.142

AGAINST        27,279,603.960    4.957

ABSTAIN        21,471,463.950    3.901

TOTAL          550,341,011.380   100.000







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
High Income
Intermediate Bond
Investment Grade Bond
Municipal Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Strategic Income
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

MUNICIPAL BOND
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  24  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 33  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  42


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT
YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MUNICIPAL BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 1, 1996. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998            PAST 6  PAST 1  PAST 5  PAST 10
                                       MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND - INST CL  1.73%   7.64%   30.78%  112.87%

LB MUNICIPAL BOND                      2.69%   8.66%   36.74%  121.90%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE   2.26%   8.39%   32.41%  115.27%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class returns to the performance of the Lehman Brothers Municipal Bond Index
- a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Institutional Class performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998            PAST 1  PAST 5  PAST 10
                                       YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL BOND - INST CL  7.64%   5.51%   7.85%

LB MUNICIPAL BOND                      8.66%   6.46%   8.30%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE   8.39%   5.77%   7.95%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Municipal Bond -CL I     LB Municipal Bond
             00539                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10072.17                    10065.20
  1988/08/31      10094.37                    10074.06
  1988/09/30      10297.45                    10256.40
  1988/10/31      10528.54                    10436.91
  1988/11/30      10406.76                    10341.31
  1988/12/31      10575.08                    10447.10
  1989/01/31      10729.94                    10663.15
  1989/02/28      10619.00                    10541.48
  1989/03/31      10615.31                    10516.29
  1989/04/30      10921.65                    10765.94
  1989/05/31      11135.05                    10989.55
  1989/06/30      11293.95                    11138.79
  1989/07/31      11399.18                    11290.39
  1989/08/31      11297.50                    11179.85
  1989/09/30      11253.51                    11146.54
  1989/10/31      11386.32                    11282.86
  1989/11/30      11534.60                    11480.31
  1989/12/31      11586.47                    11574.22
  1990/01/31      11520.68                    11519.47
  1990/02/28      11627.32                    11622.00
  1990/03/31      11637.53                    11625.48
  1990/04/30      11484.42                    11541.32
  1990/05/31      11798.27                    11793.26
  1990/06/30      11922.60                    11896.92
  1990/07/31      12106.35                    12071.81
  1990/08/31      11876.72                    11896.53
  1990/09/30      11944.69                    11903.31
  1990/10/31      12087.10                    12119.23
  1990/11/30      12318.29                    12362.95
  1990/12/31      12387.14                    12416.73
  1991/01/31      12531.43                    12583.36
  1991/02/28      12596.82                    12692.84
  1991/03/31      12619.02                    12697.41
  1991/04/30      12795.31                    12866.28
  1991/05/31      12893.72                    12980.66
  1991/06/30      12899.15                    12967.81
  1991/07/31      13078.20                    13125.76
  1991/08/31      13243.24                    13298.63
  1991/09/30      13393.24                    13471.78
  1991/10/31      13527.03                    13593.02
  1991/11/30      13563.76                    13630.95
  1991/12/31      13862.65                    13923.47
  1992/01/31      13868.93                    13955.21
  1992/02/29      13889.54                    13959.68
  1992/03/31      13882.81                    13964.84
  1992/04/30      14021.59                    14089.13
  1992/05/31      14196.05                    14254.96
  1992/06/30      14450.99                    14494.16
  1992/07/31      14894.97                    14928.69
  1992/08/31      14680.38                    14783.14
  1992/09/30      14769.15                    14879.82
  1992/10/31      14467.13                    14733.55
  1992/11/30      14900.69                    14997.43
  1992/12/31      15100.43                    15150.55
  1993/01/31      15300.60                    15326.75
  1993/02/28      15923.52                    15881.12
  1993/03/31      15709.79                    15713.26
  1993/04/30      15890.86                    15871.81
  1993/05/31      15985.09                    15961.00
  1993/06/30      16276.70                    16227.39
  1993/07/31      16242.99                    16248.65
  1993/08/31      16669.79                    16586.95
  1993/09/30      16873.91                    16775.87
  1993/10/31      16875.01                    16808.25
  1993/11/30      16668.44                    16660.17
  1993/12/31      17089.33                    17011.87
  1994/01/31      17303.01                    17206.14
  1994/02/28      16780.23                    16760.50
  1994/03/31      15925.21                    16078.02
  1994/04/30      15999.89                    16214.36
  1994/05/31      16158.14                    16354.94
  1994/06/30      16031.26                    16255.01
  1994/07/31      16371.73                    16552.96
  1994/08/31      16408.72                    16610.23
  1994/09/30      16055.77                    16366.40
  1994/10/31      15643.11                    16075.73
  1994/11/30      15204.03                    15785.08
  1994/12/31      15638.50                    16132.51
  1995/01/31      16162.47                    16593.58
  1995/02/28      16701.13                    17076.12
  1995/03/31      16885.99                    17272.32
  1995/04/30      16874.71                    17292.70
  1995/05/31      17425.55                    17844.51
  1995/06/30      17258.89                    17689.27
  1995/07/31      17399.24                    17856.96
  1995/08/31      17626.82                    18083.39
  1995/09/30      17741.93                    18197.86
  1995/10/31      17991.34                    18462.45
  1995/11/30      18305.87                    18768.74
  1995/12/31      18477.30                    18949.11
  1996/01/31      18619.84                    19092.18
  1996/02/29      18491.02                    18963.31
  1996/03/31      18252.25                    18720.95
  1996/04/30      18170.46                    18667.97
  1996/05/31      18159.37                    18660.51
  1996/06/30      18327.81                    18863.72
  1996/07/31      18499.42                    19035.38
  1996/08/31      18482.62                    19030.81
  1996/09/30      18717.44                    19297.24
  1996/10/31      18932.72                    19515.49
  1996/11/30      19310.02                    19872.63
  1996/12/31      19223.61                    19789.16
  1997/01/31      19276.38                    19826.56
  1997/02/28      19440.36                    20008.57
  1997/03/31      19162.59                    19741.86
  1997/04/30      19310.30                    19907.10
  1997/05/31      19580.51                    20206.50
  1997/06/30      19776.70                    20421.70
  1997/07/31      20359.83                    20987.38
  1997/08/31      20148.77                    20790.73
  1997/09/30      20394.53                    21037.51
  1997/10/31      20498.24                    21172.79
  1997/11/30      20598.68                    21297.28
  1997/12/31      20924.89                    21608.01
  1998/01/31      21148.03                    21831.00
  1998/02/28      21115.80                    21837.55
  1998/03/31      21090.17                    21856.77
  1998/04/30      20947.48                    21758.20
  1998/05/31      21255.25                    22102.63
  1998/06/30      21286.93                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980713 101136 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Institutional Class on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $21,287 - a 112.87% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS       YEARS ENDED DECEMBER 31,
                 ENDED
                 JUNE 30,

                 1998         1997   1996    1995    1994     1993

DIVIDEND RETURN  1.85%        4.93%  4.98%   5.88%   5.01%    5.83%

CAPITAL RETURN   -0.12%       3.92%  -0.96%  12.27%  -13.50%   7.34%

TOTAL RETURN     1.73%        8.85%  4.02%   18.15%  -8.49%   13.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     2.27(CENTS)  15.61(CENTS)  34.88(CENTS)

ANNUALIZED DIVIDEND RATE                3.25%        3.70%         4.13%

30-DAY ANNUALIZED YIELD                 2.72%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  4.25%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.51 over the past one month, $8.51 over the past six months and $8.44 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with
ongoing expectations that the
turmoil in Asia will slow our
economy and keep inflation at
historical lows, played integral roles
in the municipal bond market
during the six months that ended
June 30, 1998. During this period,
the Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 2.69%. In comparison,
the Lehman Brothers Aggregate
Bond Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.93%. Early in the year,
municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply
of municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through March
and April as many issuers rushed to
the market before the largest deal
in municipal history took place in
May - a $3.5 billion issuance by
the Long Island Power Authority.
This heavy supply combined with
lower demand to put downward
pressure on municipal bonds in
April and May. Encouraging
inflation reports and renewed
concerns over Asia attracted
investors to the bond market, but
municipals lagged taxable issues
through the end of the period.
An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six-month period that ended June 30, 1998, the fund's Institutional Class shares had a total return of 1.73%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 2.26% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 2.69% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund's Institutional Class shares returned 7.64%. That compared to the 8.39% return of the general municipal debt funds average and the 8.66% return of the Lehman Brothers Municipal Bond Index over the same one-year period.
Q. WHICH HOLDINGS CONTRIBUTED TO THE FUND'S PERFORMANCE? WHICH
DETRACTED FROM IT?
A. Largely due to a favorable supply/demand environment, lower-rated, investment-grade securities - such as those rated Baa by Moody's Investors Service - performed well during the period. Demand for them was strong as investors continued to seek out their somewhat higher yields compared to the yields offered by higher-rated A, Aa and Aaa securities. Meanwhile, the supply of them was increasingly limited. Many municipal issues - including New York City and some New York State entities - have been upgraded from their earlier Baa status. Adding to this trend, issuers increasingly have obtained bond insurance for their new and older municipal issues over the past several years and, as a result, fewer bonds are issued with or maintain a Baa rating. As for disappointments, I can't think of any specific bond that detracted from performance. That said, it was somewhat of a disappointment that there weren't more opportunities to buy attractively priced, higher-yielding bonds.
Q. WHY DID THE FUND MAINTAIN A RELATIVELY LARGE CONCENTRATION IN BONDS WITH MATURITIES OF BETWEEN FIVE AND 15 YEARS THROUGHOUT THE PAST SIX MONTHS?
A. I felt this maturity range offered the best risk/reward profile, meaning the best combination of reward - or income - for the risk. For bonds with maturities up to about 15 years, investors were paid an appropriate amount of added income for each additional year of maturity. But for bonds with maturities of 15 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. The longer a bond's maturity, the higher its interest-rate risk - that is, the more its price will fall when interest rates rise and vice versa. Throughout the period, I also kept the fund's duration - which measures its sensitivity to changing interest rates - in line with the municipal bond market as a whole, as represented by the Lehman Brothers Municipal Bond Index.
Q. WERE THERE ANY CHANGES IN THE WAY THE FUND'S INVESTMENTS WERE ALLOCATED AMONG VARIOUS STATES?
A. Yes, with the more noticeable changes being a decline in the fund's investments in California and an increase in New York bonds. After a relatively extended period of strong performance, I sold some bonds issued in California because I wanted to lock in their gains. I found more attractive opportunities in New York, where I added bonds issued by the Long Island Power Authority. These bonds were part of the biggest single municipal deal ever - more than $3.5 billion in bonds were sold. Because there was a strong demand for these bonds - not only when they were issued but in the weeks that followed - they performed well.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipals were attractively priced compared to Treasury bonds mainly because the supply of municipals has been heavy so far in 1998. To take advantage of low interest rates by refinancing their debt and to issue new securities in advance of the record-breaking Long Island Power Authority deal, issuers brought a relatively large supply of municipals to market in the first half of this year. If supply tapers off - which I believe it will in the second half of 1998 - municipals may do relatively well as they play catch up to Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON GENERAL
OBLIGATION BONDS:
"At the end of the period, general
obligation bonds (GOs), were the
fund's largest sector
concentration. A GO is backed by
the full faith and credit - which
includes that taxing power - of a
city, county, state or other issuer. A
GO is repaid with general revenue
such as taxes. General revenues
are sensitive to both the economy
and a municipality's fiscal health,
both of which have been strong
during the period across much of
the United States."
(solid bullet) On August 3, 1998, shareholders of Fidelity Advisor Municipal Bond
Fund approved the merger of the
fund into Spartan Municipal
Income Fund. The merger will
become effective on or around
September 10, 1998.
FUND FACTS
GOAL: seeks a high level of
current income free from
federal income tax and
consistent with preservation of
capital, by investing primarily
in investment-grade municipal
securities under normal
conditions
START DATE: August 19, 1976
SIZE: as of June 30, 1998,
more than $910 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1998
               % OF FUND'S   % OF FUND'S INVESTMENTS
               INVESTMENTS   IN THESE STATES
                             6 MONTHS AGO

NEW YORK       23.1          18.1

TEXAS          8.1           11.2

CALIFORNIA     7.9           8.6

MASSACHUSETTS  6.6           5.7

ILLINOIS       6.4           5.9

TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  34.1          37.7

ELECTRIC REVENUE    15.5          17.0

TRANSPORTATION      9.9           7.0

WATER & SEWER       9.7           7.7

SPECIAL TAX         7.5           7.5

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                6 MONTHS AGO

YEARS  12.8                                     11.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                6 MONTHS AGO

YEARS  6.7                                      6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA 54.5%
AA, A 29.4%
BAA 13.4%
NON-RATED 2.2%
SHORT-TERM
INVESTMENTS 0.5%
AAA 55.0%
AA, A 24.2%
BAA 17.0%
NON-RATED 2.1%
SHORT-TERM
INVESTMENTS 1.7%
ROW: 1, COL: 1, VALUE: 53.0
ROW: 1, COL: 2, VALUE: 29.0
ROW: 1, COL: 3, VALUE: 13.4
ROW: 1, COL: 4, VALUE: 2.6
ROW: 1, COL: 5, VALUE: 1.7
ROW: 1, COL: 1, VALUE: 54.2
ROW: 1, COL: 2, VALUE: 24.2
ROW: 1, COL: 3, VALUE: 17.0
ROW: 1, COL: 4, VALUE: 2.6
ROW: 1, COL: 5, VALUE: 2.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 99.5%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - 1.7%
Arizona Trans. Board Hwy. Rev. Sub-Series A,
6.25% 7/1/04   $ 2,000 $ 2,139
Maricopa County Commty. College Dist. Series B,
5.25% 7/1/10    9,000  9,415
Maricopa County School Dist. #1 Rfdg.
(Cap. Appreciation) (Pheonix Elementary)
Second Series, 0% 7/1/05 (MBIA Insured)    2,660  1,959
Maricopa County Unified School Dist. #69  Rfdg.
(Cap. Appreciation) (Paradise Valley)
Second Series, 0% 7/1/07 (AMBAC Insured)    3,050  2,041
  15,554
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A,
6.15% 7/1/03 (MBIA Insured)    3,245  3,538
CALIFORNIA - 7.9%
California Edl. Facs. Auth. Rev. Rfdg. (Stanford
Univ. Proj.) Series O, 5.125% 1/1/31 (g)    5,000  4,889
California Gen. Oblig. 6%, 10/1/09    5,250  5,932
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Rfdg. Series A,
 5.70% 8/1/16 (MBIA Insured)    2,560  2,623
 Series B,
 5.20% 8/1/26 (MBIA Insured) (d)    1,965  2,007
California Pub. Wks. Board Lease Rev.:
 (Dept. of Corrections Medera State Prison)
 Series E, 5.50% 6/1/15    2,500  2,638
 (Franchise Tax Board-PH II) Series A, 6.25%
 9/1/11 (Pre-Refunded to 9/1/01 @ 102) (e)    1,150  1,246
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purp.) Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,940
California Statewide Commtys. Dev. Auth.
Rev. Ctfs. of Prtn. (Sisters of Charity
Leavenworth) 5% 12/1/14    2,750  2,716
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A,
7% 8/1/11 (MBIA Insured)    1,475  1,806
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg.
(Muni. Wtr. Dist. Swr. Sys. Proj.)
7% 8/1/09 (AMBAC Insured)    2,245  2,727
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev. (Cap. Appreciation) (Sr. Lien) Series A,
0% 1/1/08 (c)    4,000  3,009
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Modesto Irrigation Dist. Elec. Rev. Series A,
9.625% 1/1/11 (Escrowed to Maturity) (e)   $ 4,390 $ 5,919
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.)
Series A:
  3.75% 7/1/12    7,820  7,046
  3.75% 1/1/13    1,500  1,302
San Jaoquin Hills Trans. Corridor Agcy. Toll Road
Rev. Rfdg. (Cap. Appreciation) Series A,
0% 1/15/02 (MBIA Insured)    4,200  3,603
Santa Clara Redev. Agcy. Tax Allocation Rfdg.
(Bayshore North Proj.) 7% 7/1/10
(AMBAC Insured)    4,000  4,860
South Orange County Pub. Fing. Auth. Spl. Tax Rev.
(Foothill Area) Series C, 7.50% 8/15/06
(FGIC Insured)    8,140  9,835
Univ. of California Rev. (Multiple Purp. Proj.)
Series D, 6.375% 9/1/24 (MBIA Insured)
(Pre-Refunded to 9/1/02 @ 102) (e)    4,000  4,425
  71,523
COLORADO - 3.7%
Arapaho County Cap. Impt. Trust Federal Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.8626) (e)    16,700  2,534
Colorado Health Facs. Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.625% 2/1/13    10,000  10,718
Denver City & County Arpt. Rev.:
 Rfdg.:
  Series D, 5% 11/15/98 (d)    2,600  2,610
  Series E, 5.50% 11/15/25 (MBIA Insured)    3,000  3,088
 Series A, 8.50% 11/15/23 (d)    12,080  13,335
El Paso County School Dist. #20 Rfdg.
(Cap. Appreciation) Series A, 0% 6/15/08
(AMBAC Insured)    2,600  1,662
  33,947
DISTRICT OF COLUMBIA - 2.6%
District of Columbia Gen. Oblig.:
 Rfdg.:
  Series A:
   5.625% 6/1/02 (MBIA Insured) (d)    1,500  1,571
   5.875% 6/1/05 (MBIA Insured) (d)    3,000  3,227
  Series A-1:
   6% 6/1/11 (MBIA Insured)    950  1,053
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Gen. Oblig.: - continued
 Rfdg.:
  Series A-1:
  6% 6/1/11 (MBIA Insured)
   (Escrowed to Maturity) (e)   $ 50 $ 56
  Series B, 5.25% 6/1/07 (MBIA Insured)    7,500  7,810
 Series E:
  5% 6/1/04 (FGIC Insured)
  (Pre-Refunded to 6/1/03 @ 102) (e)    35  37
  5% 6/1/04 (FGIC Insured)    965  992
District of Columbia Redev. Land Agcy.
 Spl. Tax Rev. (Washington D.C. Sports Arena)
5.625% 11/1/10    5,075  5,184
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured)    3,300  3,571
  23,501
FLORIDA - 1.0%
Jacksonville Elec. Auth. Rev. Rfdg. (St. John's
River Pwr. Park Sys.) Issue 2-13,
5.375% 10/1/16    4,535  4,677
Pinellas County Resource Recovery Rev.
5.25% 10/1/05 (MBIA Insured) (d)    4,010  4,201
  8,878
GEORGIA - 4.0%
Atlanta Arpt. Facs. Rev. Rfdg.
6.25% 1/1/05 (AMBAC Insured)    16,820  18,578
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,920
Fulton County Wtr. & Swr. Rev. Rfdg.:
 6.125%1/1/05 (FGIC Insured)    3,750  4,116
 6.375% 1/1/14 (FGIC Insured)    4,500  5,241
Georgia Muni. Elec. Auth. Pwr. Rev. Series B,
6.20% 1/1/10 (AMBAC Insured)    5,000  5,677
  36,532
HAWAII - 0.1%
Hawaii Arpt. Sys. Rev. Second Series,
7.50% 7/1/05 (FGIC Insured) (d)    1,000  1,081
ILLINOIS - 6.4%
Chicago Board of Ed. (Chicago School Reform)
5.75% 12/1/27 (AMBAC Insured)    5,000  5,325
Chicago Gen. Oblig. Rfdg. Series A-2,
6.125% 1/1/12 (AMBAC Insured)    10,000  11,260
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Chicago Midway Arpt. Rev. Series A,
5.50% 1/1/29 (MBIA Insured)   $ 3,775 $ 3,885
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.
(Gen. Arpt. Proj.) (2nd Lien) Series A:
  6.375% 1/1/12 (MBIA Insured)    3,000  3,329
  6.375% 1/1/15 (MBIA Insured)    3,200  3,532
Chicago Park Dist. Rfdg. 6.25% 1/1/09
(FGIC Insured)    1,380  1,567
Chicago Wastewtr. Transmission Rev. Rfdg.
5.375% 1/1/13 (FGIC Insured)    4,500  4,757
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A,
7% 12/15/13 (AMBAC Insured) (d)    2,500  2,710
Illinois Reg. Trans. Auth.:
 Series A, 8% 6/1/17 (AMBAC Insured)    3,000  4,079
 Series D:
  7.75% 6/1/04 (FGIC Insured)    1,115  1,307
  7.75% 6/1/05 (FGIC Insured)    2,405  2,871
Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (McCormick Place Expansion Proj.):
   (Cap. Appreciation) Series A:
   0% 6/15/10 (FGIC Insured)    8,100  4,576
   0% 6/15/15 (FGIC Insured)    3,100  1,300
  Rfdg. Series A, 5.25% 12/15/10    7,000  7,294
  57,792
INDIANA - 0.2%
Indiana Bond Bank Rev. (State Revolving
Fund Prog.) Series A, 7% 2/1/05    1,500  1,725
KANSAS - 0.3%
Kansas City Util. Sys. Rev. (Cap. Appreciation)
0% 3/1/09 (AMBAC Insured)
(Escrowed to Maturity) (e)    3,975  2,426
LOUISIANA - 0.2%
New Orleans Gen. Oblig. Rfdg.
6.50% 10/1/03 (AMBAC Insured)    1,500  1,655
MARYLAND - 1.5%
Baltimore Consolidated Pub. Impt. Unltd. Tax Rfdg.
Series A, 7.25% 10/15/05 (FGIC Insured)    2,000  2,364
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - CONTINUED
Maryland Health & Higher Edl. Facs. Auth. Rev.:
 Rfdg. (Johns Hopkins Univ.) 5.125% 7/1/20   $ 2,500 $ 2,502
 (Good Samaritian Hosp.):
  5.75% 7/1/13 (AMBAC Insured)
  (Ecsrowed to Maturity) (e)    1,605  1,733
  5.75% 7/1/13 (AMBAC Insured)    995  1,104
Washington D.C. Metropolitan Area Trans. Auth.
Gross Rev. Rfdg. 6% 7/1/09 (FGIC Insured)    5,500  6,187
  13,890
MASSACHUSETTS - 6.6%
Massachusetts Bay Trans. Auth. Rfdg.
(Gen. Trans. Sys.) Series A, 6.25% 3/1/12    2,000  2,288
Massachusetts Consolidated Loan:
 Series A, 7.50% 6/1/04    3,270  3,773
 Series B, 4.875% 10/1/13    2,500  2,477
Massachusetts Gen. Oblig. Rfdg. Series A,
6% 7/1/05 (AMBAC Insured)    2,750  3,021
Massachusetts Health & Edl. Facs. Auth. Rev.:
 (Blood Research Institute) Series A, 6.50% 2/1/22   4,720  5,116
 (Massachusetts Institute of Technology)
 Series I-2, 4.75% 1/1/28    6,000  5,630
 (New England Med. Ctr. Hosp.) Series G,
 5.375% 7/1/24 (MBIA Insured)    800  806
 (Univ. Hosp.) Series C, 7.25% 7/1/19
 (MBIA Insured)    3,500  3,769
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg. (Harvard Commty. Health Plan)
 Series B, 8.125% 10/1/17    2,000  2,059
 (Cap. Appreciation)
 (Massachusetts Biomedical Research)
  Series A-2, 0% 8/1/08    5,000  3,101
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev.:
  Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,720
  Series A, 6.75% 7/1/08 (MBIA Insured)    2,500  2,745
  Series B, 6.75% 7/1/08 (MBIA Insured)    5,995  6,583
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.
Series A:
  5.125% 1/1/23 (MBIA Insured)    4,500  4,473
  5% 1/1/27 (MBIA Insured)    2,000  1,938
Massachusetts Tpk. Auth. Western Tpk. Series A,
5.55% 1/1/17 (MBIA Insured)    8,700  8,782
  59,281
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - 4.0%
Lowell Area Schools (Cap. Appreciation)
0% 5/1/20 (FGIC Insured)
(Pre-Refunded to 5/1/05 @ 33.646) (e)   $ 21,685 $ 5,422
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
 (Detroit Med. Ctr. Oblig. Group)
 Series A, 6.50% 8/15/18    5,000  5,417
 (Sisters of Mercy Health Corp.) Series P,
 5.375% 8/15/14 (MBIA Insured)    3,000  3,147
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
 Rfdg. Series B, 5.70% 4/1/12    3,750  3,909
 Series B, 7.50% 4/1/10    6,000  6,416
Michigan Muni. Auth. Rev. Rfdg.
(Local Gov't. Loan Prog.) Series G:
  7% 5/1/02 (AMBAC Insured)    2,425  2,660
  7% 11/1/02 (AMBAC Insured)    1,465  1,625
  7% 5/1/03 (AMBAC Insured)    2,700  3,021
Michigan Trunk Line (Cap. Appreciation)
Series A, 0% 10/1/09 (AMBAC Insured)    8,010  4,764
  36,381
MINNESOTA - 0.6%
Minnesota Hsg. Fin. Agcy. Single Family Mtg.:
 Series I, 6.25% 1/1/15    1,890  1,993
 Series K, 6.40% 1/1/15    3,255  3,480
  5,473
MISSISSIPPI - 0.0%
Mississippi Home Corp. Single Family Rev. Rfdg.
Series A, 9.25% 3/1/12 (FGIC Insured) (d)    390  417
MISSOURI - 0.9%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22
(Pre-Refunded to 7/1/02 @ 102) (e)    2,000  2,248
Missouri Higher Ed. Loan Auth. Student Loan
Rev. (Sr. Lien) Series A, 5.625% 2/15/01    4,000  4,122
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,120  2,173
  8,543
NEVADA - 0.9%
Clark County Ind. Dev. Rev. Rfdg. (Nevada
Pwr. Co. Proj.) Series C, 7.20% 10/1/22
(AMBAC Insured)    7,000  7,866
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - 2.2%
Middlesex County Poll. Cont. Auth. Rev. Rfdg.
(Fing. Poll.) (Amerada Hess Corp.)
7.875% 6/1/22   $ 7,750 $ 9,051
New Jersey Trans. Trust Fund Auth. Rfdg.
(Trans. Sys.):
  Series A, 6.50% 6/15/05 (AMBAC Insured)    6,500  7,296
  Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,346
New Jersey Tpk. Auth. Tpk. Rev. Rfdg.
10.375% 1/1/03 (Escrowed to Maturity) (e)    1,045  1,208
  19,901
NEW YORK - 23.1%
Long Island Power Auth. Rev.
(New York Elec. & Gas Sys.) Series A:
  5.25% 12/1/26    1,455  1,434
  5.50% 12/1/29    5,000  5,064
Metropolitan Trans. Auth. Dedicated Tax Series A,
5.25% 4/1/26 (MBIA Insured)    12,500  12,575
Metropolitan Trans. Auth. Trans. Facs. Rev. Rfdg.
(Svc. Contract) Series R:
  5% 7/1/02    4,255  4,361
  5% 7/1/03    3,450  3,544
  5.50% 7/1/07    4,920  5,252
Nassau County Gen. Impt. Rfdg. Series A:
 6.50% 5/1/04 (FGIC Insured)    7,425  8,228
 6.50% 5/1/05 (FGIC Insured)    4,490  5,034
 6.50% 5/1/06 (FGIC Insured)    4,000  4,531
New York City Gen. Oblig.:
 Rfdg.:
  Series A, 7% 8/1/04    4,375  4,940
  Series D:
   6.30% 8/15/01    7,450  7,901
   8% 2/1/05    2,550  3,030
 Series B, 7.50% 2/1/03 (f)    10,000  11,142
 Series G:
  5.40% 2/1/01    6,000  6,173
  5.60% 2/1/02    14,120  14,721
New York City Muni. Wtr. Fin. Auth. Rev. Wtr. & Swr. Sys.:
 Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,693
 Series B:
  5.75% 6/15/26    10,000  10,561
  5.75% 6/15/26 (AMBAC Insured)    3,000  3,176
  5.50% 6/15/27 (MBIA Insured)    5,785  5,988
  5.75% 6/15/29    13,500  14,257
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.:
 Rfdg. (Mental Health Svcs. Facs.)
 Series B, 6% 2/15/03   $ 8,035 $ 8,549
  (City Univ. Sys. Consolidated):
  2nd Gen. Series A, 5.75% 7/1/09    4,370  4,770
  Series C, 7.50% 7/1/10    3,000  3,609
  Series D:
   7% 7/1/09    2,000  2,303
   7% 7/1/09 (FGIC Insured)    3,780  4,472
New York State Envir. Facs. Corp. Poll. Cont. Rev.
Rfdg. (State Wtr. Revolving Fund - New York City
Muni. Wtr.) Series A, 5.75% 6/15/11    2,500  2,744
New York State Local Gov't. Assistance Corp. Rfdg.
Series E:
  6% 4/1/14    7,750  8,704
  5.25% 4/1/16    8,425  8,670
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,163
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
  Series A, 6% 1/1/05 (MBIA Insured)    2,500  2,740
  6% 4/1/03    2,500  2,675
  7.25% 1/1/10
  (Pre-Refunded to 1/1/01 @ 102) (e)    5,000  5,472
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A, 6.30% 1/1/03   6,000  6,477
Triborough Bridge & Tunnel Auth. Rev.:
 Rfdg. Series A, 5.25% 1/1/28    2,500  2,497
 (Convention Ctr. Proj.) Series E, 7.25% 1/1/10    7,325  8,609
  209,059
NORTH CAROLINA - 3.3%
Harnett County Ctfs. of Prtn.:
 7.50% 12/1/03 (AMBAC Insured)    2,640  3,054
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,377
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys.
Rev. Rfdg.:
  Series A, 5.20% 1/1/01    10,000  10,165
  Series B, 7.25% 1/1/07    2,375  2,766
North Carolina State Hwy. Series A, 4.50% 5/1/05   10,000  10,134
  29,496
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - 3.0%
Cleveland Wtrwks. Rev. Rfdg. (1st. Mtg.) Series G,
5.50% 1/1/13 (MBIA Insured)   $ 6,665 $ 7,234
Ohio Bldg. Auth. Workers Compensation
(W. Green Bldg.) Series A, 4.75% 4/1/14    6,500  6,316
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential - B-3)
4.95% 9/1/20 (d)    3,250  3,306
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
 Rfdg. (Buckeye Pwr., Inc. Proj.)
 7.80% 11/1/14 (AMBAC Insured)    2,790  3,325
 (Wtr. Cont. Loan Fund) State Match Series,
 6.50% 6/1/03 (MBIA Insured)    2,940  3,234
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
 6.25% 6/1/02 (AMBAC Insured)    1,860  1,997
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,151
  27,563
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
 7% 12/1/03 (FGIC Insured)    2,325  2,647
 7% 12/1/04 (FGIC Insured)    2,540  2,937
  5,584
PENNSYLVANIA - 2.7%
Chester County Health & Ed. Facs. Auth. Health Sys.
Rev. (Jefferson Health Sys.) Series B,
5.25% 5/15/22 (AMBAC Insured)    5,000  5,011
Delaware County Auth. Hosp. Rev.
(Crozer-Chester Med. Ctr.) 6% 12/15/20    3,500  3,640
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A,
6.10% 7/1/13    3,800  4,109
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Single
Family Mtg.) Series 54A, 5.375% 10/1/28 (d)    920  946
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp.
Rev. Rfdg. (Pennsylvania Hosp.):
  5.05% 7/1/98    1,200  1,200
  5.35% 7/1/99    1,335  1,356
Philadelphia Wtr. & Wastewtr. Rev.:
 6.25% 8/1/09 (MBIA Insured)    2,000  2,292
 6.25% 8/1/10 (MBIA Insured)    2,000  2,296
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,213
  24,063
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PUERTO RICO - 0.3%
Puerto Rico Commonwealth Urban Renewal & Hsg.
Corp. Commonwealth Appropriation Rfdg.
(Cap. Appreciation) 0% 10/1/98.   $ 3,125 $ 3,099
SOUTH CAROLINA - 1.1%
Charlston County Gen. Oblig.
Unltd. Tax 6% 6/1/13    2,500  2,729
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
 6.25% 2/1/06 (MBIA Insured)    2,000  2,230
 5.75% 1/1/10 (MBIA Insured)    4,705  5,105
  10,064
TENNESSEE - 0.8%
Knox County Health Edl. & Hsg. Facs. Auth.
Board Hosp. Facs. Rev. Rfdg. (Sanders Alliance Hosp.)
7.25% 1/1/10 (MBIA Insured)    2,660  3,256
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A:
  6% 2/15/05 (MBIA Insured) (d)    1,000  1,083
  6.25% 2/15/09 (MBIA Insured) (d)    1,500  1,696
  6.25% 2/15/10 (MBIA Insured) (d)    1,000  1,132
  7,167
TEXAS - 8.1%
Austin Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,278
Birdville Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 2/15/11
(PSF Guaranteed)    8,665  4,667
Dallas Fort Worth Reg. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)    1,000  1,165
Dallas Gen. Oblig. 4.50% 2/15/14    2,500  2,394
Harris County Hosp. Dist. Mtg. Rev. Rfdg.
7.40% 2/15/10 (AMBAC Insured)    3,000  3,663
Harris County Toll Road Sub-Lien Rev.:
 Rfdg. (Cap. Appreciation):
  0% 8/1/06    4,245  2,980
  0% 8/1/08    8,005  5,099
 Series A, 7% 8/15/09    2,000  2,444
Hurst Euless Bedford Independent School Dist.
Rfdg. (Cap. Appreciation):
  0% 8/15/11 (PSF Guaranteed)    3,620  1,902
  0% 8/15/12 (PSF Guaranteed)    5,105  2,519
  0% 8/15/13 (PSF Guaranteed)    3,610  1,682
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/09
(PSF Guaranteed)   $ 1,970 $ 1,195
Round Rock Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/08
(PSF Guaranteed)    9,800  6,295
San Antonio Elec. & Gas Rev. Rfdg.
(Cap. Appreciation) Series B:
  0% 2/1/05 (FGIC Insured)    12,285  9,149
  0% 2/1/07 (FGIC Insured)    10,000  6,726
San Antonio Wtr. Rev.:
 6.50% 5/15/10 (MBIA Insured)    1,690  1,844
 6.50% 5/15/10 (MBIA Insured)
 (Escrowed to Maturity) (e)    440  492
 6.50% 5/15/10 (MBIA Insured)
 (Pre-Refunded to 5/15/02 @ 102) (e)    870  958
Texas A & M Univ. Rfdg. (Permanent Univ. Fund)
5.60% 7/1/05    3,000  3,243
Texas College Student Loan Gen. Oblig.
5.80% 8/1/05 (d)    3,000  3,140
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,740
Texas Pub. Fin. Auth. Series A, 5% 10/1/14    5,000  4,982
  73,557
UTAH - 4.4%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
 Rfdg.:
  Series A:
   6.50% 7/1/10 (AMBAC Insured)    1,635  1,910
   6% 7/1/16 (AMBAC Insured)    10,345  11,349
  Series D, 5% 7/1/21 (MBIA Insured)    2,500  2,460
 Spl. Oblig. Sixth Series B:
  6.50% 7/1/04 (MBIA Insured)    3,000  3,340
  6.50% 7/1/10 (MBIA Insured)    2,800  3,271
  6% 7/1/16 (MBIA Insured)    10,000  10,899
Jordan County School Dist. 7.625% 6/15/05    2,000  2,392
Salt Lake City Hosp. Rev. Rfdg.
(Intermountain Health Care Hosp., Inc.) Series A,
8.125% 5/15/15 (Escrowed to Maturity) (e)    2,975  3,807
  39,428
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - 1.9%
Hampton Museum Rev. Rfdg.:
 5.25% 1/1/09   $ 3,825 $ 3,903
 5.25% 1/1/14    4,500  4,530
Henrico County Ind. Dev. Auth. Pub. Facs.
Lease Rev. (Henrico County Reg'l. Jail Proj.):
  7.50% 8/1/04    2,455  2,886
  7.50% 8/1/05    2,590  3,093
Pocahontas Parkway Assoc. Rev.
(Toll Roads Bridges & Mass Transit Proj.)
Sr. Series A, 5.50% 8/15/28    3,000  2,970
  17,382
WASHINGTON - 2.6%
Washington Pub. Pwr. Supply Sys. Rev.:
 (Nuclear Proj. #2):
  Rfdg. Series A, 5.50% 7/1/02    9,050  9,441
  5.40% 7/1/12    10,000  10,436
 (Nuclear Proj. #3) Compound Interest Rfdg. Series B,
 0% 7/1/06 (MBIA Insured)    5,000  3,471
  23,348
WISCONSIN - 2.4%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,804
Wisconsin Health & Edl. Facs. Auth. Rev. (St. Luke's
Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)
(Pre-Refunded to 8/15/01 @ 102) (e)    4,000  4,424
Wisconsin Hsg. & Econ. Dev. Auth.
Home Ownership Rev. Rfdg.
Series F, 5.20% 9/1/26 (FHA Insured) (d)    2,415  2,464
  21,692
TOTAL MUNICIPAL BONDS
(Cost $844,539)   901,406
CASH EQUIVALENTS  - 0.5%
    SHARES
Municipal Central Cash Fund (a) (b)
(Cost $4,653)    4,653  4,653
TOTAL INVESTMENTS - 100%
(Cost $849,192)  $ 906,059
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
20 Municipal Bond Contracts   Sept. 1998 $ 2,489 $ (3)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.3%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(s) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(t) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(u) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(v) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(w) Security collateralized by an amount sufficient to pay interest and principal.
(x) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $456,807.
(y) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 79.3% AAA, AA, A 77.9%
Baa 13.4% BBB  16.3%
Ba 0.0% BB  0.6%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 2.2%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   34.1%
Electric Revenue   15.5
Transportation   9.9
Water & Sewer   9.7
Special Tax   7.5
Health Care   5.7
Others (individually less than 5%)   17.6
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $849,351,000. Net unrealized appreciation aggregated $56,708,000, of which $56,953,000 related to appreciated investment securities and $245,000 related to depreciated investment securities.
At December 31, 1997, the fund had a capital loss carryforward of approximately $8,535,000 all of which will expire on December 31, 2003.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 (EXCEPT PER-SHARE AMOUNTS)                           JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $849,192) -                 $ 906,059
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                       97

INTEREST RECEIVABLE                                                   14,688

OTHER RECEIVABLES                                                     22

 TOTAL ASSETS                                                         920,866

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED

 DELAYED DELIVERY                                           $ 4,813

 REGULAR DELIVERY                                            2,981

PAYABLE FOR FUND SHARES REDEEMED                             502

DISTRIBUTIONS PAYABLE                                        1,304

ACCRUED MANAGEMENT FEE                                       294

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             6

OTHER PAYABLES AND ACCRUED EXPENSES                          157

 TOTAL LIABILITIES                                                    10,057

NET ASSETS                                                           $ 910,809

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 856,118

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                 (2,173)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             56,864

NET ASSETS                                                           $ 910,809


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 (EXCEPT PER SHARE AMOUNTS)               JUNE 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                         $8.50
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($333.4 (DIVIDED BY) 39.21 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $8.50)         $8.92

CLASS T:                                                      $8.51
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($656 (DIVIDED BY) 77.08 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $8.51)         $8.82

CLASS B:                                                      $8.50
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($901.3 (DIVIDED BY) 106.07 SHARES) A

INITIAL CLASS:                                                $8.51
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($908,786 (DIVIDED BY) 106,837 SHARES)

INSTITUTIONAL CLASS:                                          $8.50
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($133 (DIVIDED BY) 15.65 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 24,123

EXPENSES

MANAGEMENT FEE                                            $ 1,781

TRANSFER AGENT FEES                                        445

DISTRIBUTION FEES                                          7

ACCOUNTING FEES AND EXPENSES                               153

NON-INTERESTED TRUSTEES' COMPENSATION                      2

CUSTODIAN FEES AND EXPENSES                                24

REGISTRATION FEES                                          52

AUDIT                                                      28

LEGAL                                                      24

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,516

 EXPENSE REDUCTIONS                                        (31)      2,485

NET INTEREST INCOME                                                  21,638

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     8,195

 FUTURES CONTRACTS                                         (133)     8,062

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (9,213)

 FUTURES CONTRACTS                                         (21)      (9,234)

NET GAIN (LOSS)                                                      (1,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 20,466
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 21,638           $ 45,467
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                8,062              11,842

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (9,234)            24,313

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         20,466             81,622
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (21,638)           (45,467)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                        -                  (111)

 TOTAL DISTRIBUTIONS                                     (21,638)           (45,578)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             (32,864)           (44,006)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (34,036)           (7,962)

NET ASSETS

 BEGINNING OF PERIOD                                     944,845            952,807

 END OF PERIOD                                          $ 910,809          $ 944,845

FINANCIAL HIGHLIGHTS - CLASS A
                                                    SIX MONTHS ENDED   YEAR ENDED
                                                    JUNE 30, 1998      DECEMBER 31,

                                                    (UNAUDITED)        1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.520           $ 8.200

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .150               .309

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.020)             .321

 TOTAL FROM INVESTMENT OPERATIONS                     .130               .630

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.150)             (.309)

 IN EXCESS OF NET INTEREST INCOME                     -                  (.001) F

 TOTAL DISTRIBUTIONS                                  (.150)             (.310)

NET ASSET VALUE, END OF PERIOD                       $ 8.500           $ 8.520

TOTAL RETURN B, C                                     1.54%              7.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 333             $ 749

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.65% A, D         .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.58% A            4.43% A

PORTFOLIO TURNOVER RATE                               31% A              33%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO DECEMBER 31, 1997.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK
TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                     (UNAUDITED)        1997       1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510            $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .156                .365       .185

 NET REALIZED AND UNREALIZED GAIN (LOSS)              -                   .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .156                .686       .385

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.156)              (.365)     (.185)

 IN EXCESS OF NET INTEREST INCOME                     -                   (.001) G   -

 TOTAL DISTRIBUTIONS                                  (.156)              (.366)     (.185)

NET ASSET VALUE, END OF PERIOD                       $ 8.510            $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.85%               8.59%      4.86%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 656              $ 6,404    $ 3,878

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.50% A, D          1.00% D    1.00% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER         1.47% A             .96% E     1.00% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.70% A             4.43%      4.40% A

PORTFOLIO TURNOVER RATE                               31% A               33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1996.
G THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                     (UNAUDITED)        1997       1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510            $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .119                .312       .160

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.010)              .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .109                .633       .360

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.119)              (.312)     (.160)

 IN EXCESS OF NET INTEREST INCOME                     -                   (.001) F   -

 TOTAL DISTRIBUTIONS                                  (.119)              (.313)     (.160)

NET ASSET VALUE, END OF PERIOD                       $ 8.500            $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.29%               7.91%      4.54%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 901              $ 1,610    $ 259

RATIO OF EXPENSES TO AVERAGE NET ASSETS               2.43% A, D          1.65% D    1.65% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER         2.41% A, G          1.65%      1.65% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    2.83% A             3.72%      3.91% A

PORTFOLIO TURNOVER RATE                               31% A               33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                              SIX MONTHS ENDED                  YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)        1997       1996       1995         1994         1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 8.520            $ 8.190    $ 8.270    $ 7.370      $ 8.690      $ 8.500
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .199                .402       .405       .408         .455         .487

 NET REALIZED                  (.010)              .331       (.079)     .904         (1.180)      .600
 AND UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         .189                .733       .326       1.312        (.725)       1.087
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET                      (.199)             (.402)     (.405)     (.408)       (.455)       (.487)
 INTEREST INCOME

 IN EXCESS OF NET              -                  (.001) C   (.001) C   -            -            -
 INTEREST INCOME

 FROM NET                      -                  -          -          -            (.010)       (.410)
 REALIZED GAIN

 IN EXCESS OF NET              -                  -          -          (.004)       (.130)       -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.199)             (.403)     (.406)     (.412)       (.595)       (.897)

NET ASSET VALUE,              $ 8.510            $ 8.520    $ 8.190    $ 8.270      $ 7.370      $ 8.690
END OF PERIOD

TOTAL RETURN B                 2.24%               9.20%      4.12%      18.15%       (8.49)%      13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 908,786          $ 934,873  $ 947,824  $ 1,081,915  $ 1,005,309  $ 1,261,650
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .54% A              .55%       .56%       .57%         .53%         .49%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.72% A             4.86%      5.00%      5.14%        5.68%        5.51%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        31% A               33%        35%        72%          95%          74%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1998

                                                     (UNAUDITED)        1997       1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.510            $ 8.190    $ 7.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .156                .385       .196

 NET REALIZED AND UNREALIZED GAIN (LOSS)              (.010)              .321       .200

 TOTAL FROM INVESTMENT OPERATIONS                     .146                .706       .396

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.156)              (.385)     (.196)

 IN EXCESS OF NET INTEREST INCOME                     -                   (.001) F   -

 TOTAL DISTRIBUTIONS                                  (.156)              (.386)     (.196)

NET ASSET VALUE, END OF PERIOD                       $ 8.500            $ 8.510    $ 8.190

TOTAL RETURN B, C                                     1.73%               8.85%      5.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 133              $ 1,209    $ 846

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.17% A, D          .75% D     .75% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.98% A             4.66%      4.88% A

PORTFOLIO TURNOVER RATE                               31% A               33%        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission , the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $138,125,000 and $169,884,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $65,628,000 and $66,271,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets
 .
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A   .15%

CLASS T   .25%

CLASS B   .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO  RETAINED
          FDC      BY FDC

CLASS A   $ 542    $ 90

CLASS T    1,853    334

CLASS B    4,718    3,583

          $ 7,113  $ 4,007

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A               $ 72

CLASS T                355

CLASS B                259

INSTITUTIONAL CLASS    92

                      $ 778

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, there were no sales charge amounts paid to or retained by FDC.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Initial Class,and Institutional Class shares. UMB has entered into subarrangements with Fidelity Service Company, Inc. (FSC) with respect to the Initial Class and Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to Class A, Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC, affiliates of FMR, receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC and FSC by UMB, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 1,000    .21

CLASS T                 2,000     .24

CLASS B                 1,000     .16

INITIAL CLASS           440,000   .10

INSTITUTIONAL CLASS     1,000     .30

                       $ 445,000

UMB also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               2.15%        $ 6,000

INSTITUTIONAL CLASS   2.00%         5,000

                                   $ 11,000

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses as follows:
                           REIMBURSEMENT

CLASS A                     2,000

CLASS T                     4,000

CLASS B                     2,000

INSTITUTIONAL CLASS         2,000

                           $ 10,000

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,000 under the custodian arrangement. Initial class' expenses were reduced by $3,000 under the transfer agent arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                   SIX MONTHS ENDED  YEAR ENDED
                                   JUNE 30,          DECEMBER 31,

                                   1998              1997 A

CLASS A

FROM NET INTEREST INCOME           $ 13,000          $ 18,000

IN EXCESS OF NET INTEREST INCOME    -                 100

TOTAL                              $ 13,000          $ 18,100

CLASS T

FROM NET INTEREST INCOME           $ 27,000          $ 205,000

IN EXCESS OF NET INTEREST INCOME    -                 800

TOTAL                              $ 27,000          $ 205,800

CLASS B

FROM NET INTEREST INCOME           $ 15,000          $ 44,000

IN EXCESS OF NET INTEREST INCOME    -                 200

TOTAL                              $ 15,000          $ 44,200

INITIAL CLASS

FROM NET INTEREST INCOME           $ 21,574,000      $ 45,146,000

IN EXCESS OF NET INTEREST INCOME    -                 110,000

TOTAL                              $ 21,574,000      $ 45,256,000

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME           $ 9,000           $ 54,000

IN EXCESS OF NET INTEREST INCOME    -                 100

TOTAL                              $ 9,000           $ 54,100

                                   $ 21,638,000      $ 45,578,200

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                JUNE 30,           DECEMBER 31,  JUNE 30,           DECEMBER 31,

AMOUNTS IN THOUSANDS            1998               1997 A        1998               1997 A



CLASS A                          -                  87           $ -                $ 714
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1                  1             8                  7

SHARES REDEEMED                  (50)               -             (423)              -

NET INCREASE (DECREASE)          (49)               88           $ (415)            $ 721

CLASS T                          -                  910          $ -                $ 7,551
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2                  21            19                 178

SHARES REDEEMED                  (677)              (652)         (5,778)            (5,380)

NET INCREASE (DECREASE)          (675)              279          $ (5,759)          $ 2,349

CLASS B                          -                  250          $ 1                $ 2,073
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1                  4             11                 35

SHARES REDEEMED                  (84)               (97)          (719)              (817)

NET INCREASE (DECREASE)          (83)               157          $ (707)            $ 1,291

INITIAL CLASS                    1,681              4,799        $ 14,313           $ 39,612
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,628              3,523         13,842             29,185

SHARES REDEEMED                  (6,236)            (14,243)      (53,065)           (117,485)

NET INCREASE (DECREASE)          (2,927)            (5,921)      $ (24,910)         $ (48,688)

INSTITUTIONAL CLASS              -                  153          $ -                $ 1,262
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    -                  1             2                  7

SHARES REDEEMED                  (126)              (115)         (1,075)            (948)

NET INCREASE (DECREASE)          (126)              39           $ (1,073)          $ 321


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 11,000

CLASS T                8,000

CLASS B                7,000

INITIAL CLASS          18,000

INSTITUTIONAL CLASS    8,000

                      $ 52,000

9. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Spartan Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Spartan Municipal Income Fund in exchange solely for the number of shares of Spartan Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Initial Class, and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Spartan Municipal Income Fund of all of the liabilities of the fund. The Reorganization, which has been approved by the vote of a majority, (as defined by the 1940 Act) of outstanding voting securities of the fund will become effective on or about September 10, 1998.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 3, 1998. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of the fund's net asset value held on the record date for the meeting.
PROPOSAL 1
To approve an Agreement and Plan of Reorganization between Fidelity Advisor Municipal Bond Fund and Fidelity Court Street Trust: Spartan Municipal Income Fund, providing for the transfer of all of the assets of Fidelity Advisor Municipal Bond Fund to Spartan Municipal Income Fund in exchange solely for shares of beneficial interest in Spartan Municipal Income Fund and the assumption by Spartan Municipal Income Fund of Fidelity Advisor Municipal Bond Fund's liabilities, followed by the distribution of Spartan Municipal Income Fund shares to shareholders of each class of Fidelity Advisor Municipal Bond Fund in liquidation of Fidelity Advisor Municipal Bond Fund.
 # OF % OF
 DOLLARS VOTED SHARES VOTED
AFFIRMATIVE    501,589,943.470   91.142

AGAINST        27,279,603.960    4.957

ABSTAIN        21,471,463.950    3.901

TOTAL          550,341,011.380   100.000






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)